UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	August 31, 2022

Date of reporting period:	August 31, 2022

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Funds
Annual Report
August 31, 2022
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Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Important Fund Information 2
Blue Chip Fund (unaudited) 3
Bond Market Index Fund (unaudited) 4
Diversified Real Asset Fund (unaudited) 5
Edge MidCap Fund (unaudited) 6
Global Multi-Strategy Fund (unaudited) 7
International Equity Index Fund (unaudited) 8
International Small Company Fund (unaudited) 9
Opportunistic Municipal Fund (unaudited) 10
Origin Emerging Markets Fund (unaudited) 11
Small-MidCap Dividend Income Fund (unaudited) 12
Small-MidCap Growth Fund (unaudited) 13
Spectrum Preferred and Capital Securities Income Fund (unaudited) 14
Financial Statements 16
Notes to Financial Statements 42
Schedules of Investments 68
Financial Highlights (includes performance information) 180
Report of Independent Registered Public Accounting Firm 208
Shareholder Expense Example 210
Supplemental Information 213

Economic & Financial Market Review
Global economic growth slowed as the economy entered its late cycle. Inflation remained persistently high, but the key driver—oil prices—
recently began falling. Accelerated hawkish monetary policy continued to present headwinds. United States (U.S.) real Gross Domestic
Product (GDP) grew at an average quarter-over-quarter annualized rate of 1.8% in the four quarters ending 2Q 2022, with sequential contractions in last two quarters. Germany and Japan GDP growth rates were 1.7% and 1.1%, respectively. China GDP growth was challenged by a resurgence of COVID cases and a weakening housing market, and stimulative policies were more constrained than expected. Global manufacturing Purchasing Managers’ Index (PMI) remained well above 50 in the last 12 months (a number above 50 indicates manufacturing activity is expanding and a number below 50 indicates contraction), and the latest reading, as of August 2022, was 51.0, 4.8 lower than
August 2021. The global slowdown was broad based but developed markets readings were still higher.
Geopolitical disruptions and continued supply constraints drove inflation up during the last 12 months. Global inflation increased from
3.5% in August 2021 to 7.4% in July 2022. High inflation and the risk of it getting “stickier” led some global central banks to speed up their tightening paths. Global policy rates rose by 97 basis points (bps) in the last twelve months. The United States Federal Reserve hiked interest rates four times with a total 225 bps increase and more hikes are being priced in. Hawkish monetary policies have caused global financial conditions to tighten sharply since the beginning of the year.
Global earnings growth slowed, but remained positive, in the last 12 months ending August 2022. Compared to the same time last year, MSCI
All Country World Index (ACWI) trailing 12 months earnings per share (TTM EPS) grew by 18%. MSCI World TTM EPS increased by
20%, much higher than MSCI EM’s 10%. Within developed markets, MSCI Europe earnings grew at a faster pace than U.S. earnings. Within the U.S., mid cap and small cap stocks delivered much higher earnings growth (34% and 32%) than large cap (23%), and value stocks beat growth stocks (27% vs. 16%). Large tech, represented by the Nasdaq 100 Index, delivered 14% earnings growth.
Global equities outperformed global fixed income in the last 12 months, but both delivered negative returns. In USD terms, MSCI ACWI recorded a -16% loss year-over-year, while the Bloomberg Global Aggregate Corporate Index ended -18%. Within equities, developed markets outperformed emerging markets by 7%, and the U.S. outperformed developed markets ex-U.S. by 5%. Among major markets, China was the worst performer with a -28% loss, bringing MSCI EM down to -22%. Within the U.S., value was the largest outperformer. The
Bloomberg Barclays U.S. Treasury Index delivered a -11% loss as U.S. 10-year treasury yields rose from 1.31% to 3.19%. Global high yield bonds outperformed investment grade corporate bonds and global treasury bonds by 2% and 3% respectively. DXY Index, a proxy for USD strength, increased by 17%. Commodity prices, represented by the S&P GSCI Total Return Index, increased by 42%, and Nymex crude oil rose from $68.5 to $89.6 USD/barrel.
* Unless otherwise stated, data sources are Bloomberg, FactSet, and Principal Global Asset Allocation. Data as of August 31, 2022.
Index descriptions:
MSCI All Country World Index (ACWI) Index includes large and mid cap stocks across developed and emerging market countries.
MSCI World Index captures large and mid cap representation across 23 Developed Markets (DM) countries.
MSCI Europe Index captures large and mid cap representation across 15 Developed Markets (DM) countries in Europe.
MSCI Emerging Markets Index consists of large and mid cap companies across 24 countries and represents 10% of the world market capitalization. The index covers approximately 85% of the free float-adjusted market capitalization in each country in each of the 24 countries.
Nasdaq 100 Index is a basket of the 100 largest, most actively traded U.S companies listed on the Nasdaq stock exchange. The index includes companies from various industries except for the financial industry, like commercial and investment banks.
Bloomberg Barclays Global Aggregate Index is a flagship measure of global investment grade debt from twenty- four local currency markets. This multi-
currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
Bloomberg U.S. Treasury Index measures US dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.
U.S. Dollar Index (USDX, DXY, DX) is an index (or measure) of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of U.S. trade partners' currencies.
S&P GSCI Total Return Index is an index of 24 exchange-traded futures contracts that represent a large portion of the global commodities market.

Important Fund Information
The following information applies to all funds shown in the annual report:
Securities described in the fund commentary may no longer be held in the fund.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit Principalam.com, call your financial professional, or call 800-222-5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charges on sales based on declining rates which begin at 3.75%
for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, and Spectrum Preferred and Capital Securities
Income Fund and 5.50% for Blue Chip Fund, Edge MidCap Fund, Origin Emerging Markets Fund, and Small-MidCap Dividend Income
Fund; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months; Class J shares: contingent deferred sales charge of 1% on redemptions made during the first 18 months. Institutional and Class R shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Blue Chip Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The fund invests in securities of foreign companies, as well as companies with medium market capitalizations.
The largest contributor to performance was Progressive, one of the largest insurers in America. Progressive offers a full suite of insurance solutions including vehicle, homeowners, property, commercial and personal lines, while maintaining its innovative, cost-efficient culture.
The next largest contributor was O’Reilly Automotive, a leading auto parts aftermarket retailer with over 5,000 stores in the United States.
O’Reilly’s investments in distribution centers have put them in a position to quickly deliver a massive array of inventory in a way that competitors cannot match. The third largest contributor was Costco, a retailer that operates membership-based warehouses. Costco benefits from a positive flywheel effect: their scale enables them to offer an unmatched value proposition to members, which attracts more members and gives Costco even more scale.
Security selection detracted from relative performance over the last year, with selection in the Information Technology sector being the most significant headwind. The largest detractor during the fiscal year was PayPal, the leading platform in digital and mobile payments. The next largest detractor was Meta Platforms, the parent company of social networking platforms like Facebook and Instagram. The company underwent a name change to reflect its shifting focus to building the next platform in AR/VR technology. The third largest detractor was
Netflix, the leading streaming entertainment service with more than 200 million subscribers in over 190 countries.
Value of a $10,000 Investment* August 31, 2012 - August 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -26.35% 13.62% 14.11% 9/30/13 6/14/12
Including Sales Charge -30.40% 12.34% 13.47%
Class C Shares Excluding Sales Charge -26.86% 12.78% 13.34% 9/30/13 6/14/12
Including Sales Charge -27.55% 12.78% 13.34%
Class J Shares Excluding Sales Charge -26.23% 13.72% 14.31% 9/11/17 6/14/12
Including Sales Charge -26.92% 13.72% 14.31%
Institutional Shares -26.13% 13.95% 14.61% 6/14/12 –
R-3 Shares -26.50% 13.40% 14.02% 3/29/16 6/14/12
R-4 Shares -26.35% 13.61% 14.24% 3/29/16 6/14/12
R-5 Shares -26.25% 13.75% 14.38% 3/29/16 6/14/12
R-6 Shares -26.08% 14.05% 14.65% 1/3/17 6/14/12
*Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

Bond Market Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "index") at the time of purchase. The index is composed of investment grade, fixed rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products).
During the most recently completed fiscal year ending August 31, 2022, the portfolio performed in line with the index during the past twelve months. The top contributors to performance included slightly higher allocation compared to index weight to U.S. Treasury securities, slightly short duration position relative to the index as interest rates increased, and lower allocation compared to index weight to commercial mortgage-backed securities.
The top detractors from performance for the fiscal year included slightly higher allocation compared to index weight to investment grade corporate bonds, security specific impacts within mortgage-backed securities, and security specific impacts within investment grade corporate bonds.
Value of a $10,000 Investment* August 31, 2012 - August 31, 2022
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge -11.95% -0.08% 0.61% 3/16/10
Including Sales Charge -12.82% -0.08% 0.61%
Institutional Shares -11.58% 0.36% 1.18% 12/30/09
R-1 Shares -12.33% -0.51% 0.20% 12/30/09
R-3 Shares -11.99% -0.20% 0.51% 12/30/09
R-4 Shares -11.97% 0.02% 0.72% 12/30/09
R-5 Shares -11.84% 0.09% 0.81% 12/30/09

Diversified Real Asset Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: BlackRock Financial Management, Inc.; ClearBridge Investments (North America) Pty Limited; CoreCommodity Management LLC; Delaware Investments
Fund Advisers; Impax Asset Management Limited; Newton Investment Management North America LLC; Nuveen Asset Management LLC; Pictet Asset Management SA;
Principal Real Estate Investors, LLC; Wellington Management Company LLP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a long-term total return in excess of inflation. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources and timber, commodities, real estate, inflation-
indexed bonds, and floating rate debt. Within real return, the TIPS sleeve utilized derivatives to express opinions on real vs nominal rates as well as views on the shape of the yield curve. The derivatives employed are among the most efficient and liquid ways to express opinions within the TIPS universe. Derivatives used within the Fund performed as expected and were not among the most positive or negative contributors to performance.
During the one-year period, both manager selection and asset allocation factors were positive, with manager selection being the primary driver of outperformance. Manager selection was particularly favorable within the active Global Natural Resources sleeve sub-advised by
Newton. Newton’s overweight to energy contributed significantly, in addition to an underweight in and favorable security selection within the materials sector. Manager selection within Global Infrastructure was also a modest positive, led by Clearbridge. Clearbridge benefited from an overweight to energy and an underweight to transportation. Asset allocation was another significant performance contributor during the period. An underweight to REITS, which struggled in the rising rate environment clouded by the potential for impending economic weakness in favor of natural resources and commodities was rewarded.
Style selection within natural resources and infrastructure detracted from relative performance. Within natural resources, an allocation to
Climate Change, sub-advised by Impax, and to the passive Global Natural Resources sleeve, sub-advised by PGI, hindered results. The passive GNR sleeve is an equal-weighted version of the index, and by design has a smaller market cap which was not rewarded during the period. The Climate Change sleeve also struggled with headwinds facing smaller cap companies and companies that were more growth-
oriented, as the market rotated strongly towards value in the second half of the one-year period. The Timber sleeve, sub-advised by Pictet, also underperformed the S&P Global Natural Resources benchmark. Within infrastructure, an allocation to Global Water equities hindered results. The Global Water sleeve was terminated in June 2022. An overweight to real return, which lagged the DRA Strategic Index, further moderated results.
Value of a $10,000 Investment* August 31, 2012 - August 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 0.95% 4.86% 3.03% 3/16/10 –
Including Sales Charge -2.86% 4.06% 2.64%
Institutional Shares 1.35% 5.24% 3.43% 3/16/10 –
R-3 Shares 0.89% 4.70% 2.89% 3/29/16 3/16/10
R-5 Shares 1.24% 5.06% 3.24% 3/29/16 3/16/10
R-6 Shares 1.45% 5.29% 3.45% 12/31/14 3/16/10
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.
^The Fund uses a blended benchmark, Diversified Real Asset Index (Linked), which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. For periods prior to January 1, 2022 Diversified Real Asset Index (Linked) was known as Diversified Real Asset Strategic Index, was composed of
35% Bloomberg U.S. Treasury TIPS Index, 20% S&P Global Infrastructure Index NTR, 20% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity
Index, and 10% FTSE EPRA/NAREIT Developed Index NTR. Performance for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
^^
Effective January 1, 2022 Diversified Real Asset Index (Linked) is composed of 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed
Index NTR, 15% Bloomberg US Treasury TIPS Index, 15% Bloomberg Commodity Index, and 15% S&P Global Natural Resources Index NTR. Performance for the
benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Edge MidCap Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in real estate investment trust securities. The fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics.
Helmerich & Payne, Inc. (HP) outperformed as oil prices climbed. Investors anticipated higher rig counts and that HP would be better positioned than most to take market share and grow profits. Coterra Energy Inc. (CTRA) outperformed as the energy sector benefited from improving sentiment as gas prices increase and the economy reopens. The company continued to achieve strong free cash flow generation and productivity gains. FMC Corporation (FMC) contributed to results as investors became less concerned about rising raw materials costs and focused on the Ukraine crisis’ effect on crop commodity availability, pricing, and subsequent demand for crop protection products.
YETI Holdings, Inc. (YETI) lagged due to supply chain concerns as investors worried that the cooler and drinkware provider would not be able to meet high demand. Additionally, rising labor costs weighed on the company. PROG Holdings, Inc. (PRG) detracted as the company missed earnings and tightened lending standards in light of a tougher macroeconomic environment, forcing volumes and revenues to decline.
Teleflex Incorporated (TFX) lagged on concerns that its UroLift product would not meet growth expectations and slower elective surgery demand would also temper earning’s growth for other TFX medical products.
Value of a $10,000 Investment* September 28, 2015 - August 31, 2022
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -13.95% 8.28% 10.14% 12/31/18 9/28/15
Including Sales Charge -18.67% 7.07% 9.24%
Institutional Shares -13.65% 8.63% 10.52% 9/28/15 –
R-6 Shares -13.54% 8.75% 10.69% 1/3/17 9/28/15
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

Global Multi-Strategy Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Gotham Asset Management, LLC; Graham Capital Management, L.P.; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management LLC; Sound Point
Capital Management, LP; Wellington Management Company LLP; Westchester Capital Management LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries.
Derivatives are used by Global Multi-Strategy Fund’s subadvisors on both the long and short side of their portfolios to either gain exposure to asset classes or markets or to express a bearish view on markets or specific assets. In addition, derivatives are used by GMS’s subadvisors for hedging purposes.
The fund’s allocation to the global macro sleeve managed by Graham Capital Management was the largest contributor to the fund’s performance. Graham profited from long positions in energy commodities, long positions in the U.S. dollar versus the Euro, Japanese yen, and British pound, and from short positioning across U.S. and European rates markets. Positive contribution also came from the fund’s allocation to the credit long/short sleeve managed by Sound Point Capital Management, which successfully restructured a special situations investment in a midstream energy company. The fund’s allocation to the equity long/short sleeve managed by Gotham Capital Management also contributed. Gotham’s performance benefited from a resurgence in value. Gotham delivered gains via short positions in the health care and consumer discretionary sectors, as well as long positions in the energy sector.
The fund’s largest detractor came from the allocation to the emerging market debt long/short sleeve managed by Finisterre Capital. Emerging market debt was a challenging investment universe in which to manage for the twelve months ending August 31, 2022, given a strong U.S.
dollar and a weakening global growth environment. Finisterre’s negative performance was partially driven by losses in the Ukraine sovereign credit, which suffered following the country’s invasion by Russia. The credit long/short sleeve managed by Loomis Sayles also detracted, largely due to spread widening across high yield corporates, emerging market debt, and investment grade corporate bonds. The equity long/
short sleeve managed by Wellington Management was also a detractor, driven primarily by stock selection in the information technology and consumer discretionary sectors.
Value of a $10,000 Investment* August 31, 2012 - August 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -2.60% 2.30% 2.77% 10/24/11 –
Including Sales Charge -6.26% 1.52% 2.38%
Institutional Shares -2.19% 2.74% 3.17% 10/24/11 –
R-6 Shares -2.10% 2.78% 3.20% 6/12/17 10/24/11
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

International Equity Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index NTR at the time of purchase. The index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the index.
During the 12 months ending in August 2022, the Principal International Equity Index Fund was in line with the MSCI EAFE index NTR.
The Portfolio uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. One of the eleven economic sectors in the index posted positive returns during the period as energy posted the best returns for the year. Equinor, Shell, and BP contributed to fund performance for the twelve month period ending in August.
The information technology and industrial sectors were the weakest performers during the period. Sea Ltd, Zalando, and Koninklijke Philips detracted from fund performance for the twelve month period ending in August.
Value of a $10,000 Investment* August 31, 2012 - August 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Institutional Shares -20.27% 1.28% 4.67% 12/30/09 –
R-1 Shares -21.00% 0.38% 3.76% 12/30/09 –
R-3 Shares -20.75% 0.69% 4.08% 12/30/09 –
R-4 Shares -20.53% 0.91% 4.28% 12/30/09 –
R-5 Shares -20.45% 1.01% 4.40% 12/30/09 –
R-6 Shares -20.25% 1.32% 4.65% 1/3/17 12/30/09
*Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

International Small Company Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests primarily in foreign equity securities. The fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency.
Stock selection in Canada contributed positively to relative performance during the year. Canadian natural gas companies continued to perform strongly on the back of higher commodity prices, further amplified by the Russia/Ukraine conflict. Canadian renewable energy utility companies have also performed well amid higher power prices. On a sector basis, the information technology and energy sectors were the top contributors to relative performance.
Stock selection within the United Kingdom and Japan stood out as a key detractor from relative performance during the period. British retail companies have underperformed amid investor concerns over future growth rates and consumer spending. Japanese capital goods holdings also detracted from relative performance as construction and machinery holdings underperformed amid recessionary concerns. On a sector basis, the industrials and consumer staples sectors were the top detractors to relative performance.
Value of a $10,000 Investment* June 11, 2014 - August 31, 2022
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Institutional Shares -27.62% -0.84% 2.12% 12/31/14 6/11/14
R-6 Shares -27.61% -0.75% 2.10% 1/3/17 6/11/14
* Extended performance is calculated based on the historical performance of the Fund’s Class A Shares, which discontinued operations on February 23, 2021, adjusted for the fees and expenses of the share class shown.

Opportunistic Municipal Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). It invests in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, obligations of the U.S. government, its agencies and instrumentalities ("Agency Securities")
and exchange-traded funds (ETFs) to gain exposure to the municipal market.
During the fiscal year ending August 31, 2022, the top sector contributors were State, Housing, Special Tax while the top individual security contributors were Northern Tobacco Securitization, Metropolitan Water District of Southern California, Metropolitan Pier and Exposition.
The top sector detractors for the fiscal year included Power, IDB and PCR, Single Family Housing while the top individual security detractors were New York State Bridge Authority Revenue, Public Finance Authority Wisconsin Exempt Facility, and New Hampshire Health and
Education Facility.
For the twelve-month period, yields on the Bloomberg Municipal Bond Index increased significantly resulting in losses in the broad municipal bond market. Principal’s Opportunistic Municipal bond fund underperformed its benchmark. Duration was a negative detractor as the fund has a higher duration than the benchmark, sector allocation was negative detractor and security selection was a negative detractor.
Value of a $10,000 Investment* August 31, 2012 - August 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -13.42% 1.88% 3.31% 6/14/12 –
Including Sales Charge -16.69% 1.11% 2.91%
Institutional Shares -13.25% 2.14% 3.51% 3/10/15 6/14/12
* Extended performance is calculated based on the historical performance of the Fund’s Class A Shares, adjusted for the fees and expenses of the share class shown.

Origin Emerging Markets Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Origin Asset Management LLP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The advisor considers a security to be tied economically to an emerging market (an "emerging market security") if the issuer of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets.
The twelve-month period ending in August 2022 was a difficult time for investors in almost all asset classes, but particularly those with exposure to Emerging Market equities. A consistent theme during the year has been the marked reduction in expectations for global economic growth, initially driven by China’s fruitless Zero-Covid policy and more recently, the Ukrainian conflict with its associated sharp rise in energy prices. This conflagration has in turn raised the specter of perhaps the biggest fear for equity investors, stagflation. Depressed growth plus inflation, where the policy response trying to quell sharp growth in prices has the effect of slowing economic activity yet further.
Adding to the long list of negatives for Emerging Market Equity investors has been the rampant U.S. dollar, normally strong during difficult economic times, but right now boosted by the hawkish behavior of the U.S. Federal reserve seemingly the keenest among global central banks to stamp down hard on inflation with sharp rate rises. The internal pattern of sector and country rotation of leadership within the emerging market universe has made things difficult for our stock selection process within our asset class. We normally rely on stable trends in relative performance to help us outperform but during this period, constant choppy rotation was the order of the day. Additionally, our focus on high quality, highly profitable companies for the long term has caused us to miss much of the sharp bounce in performance from energy producers that has followed the Russian invasion of Ukraine; a difficult period then both for absolute and relative returns.
Value of a $10,000 Investment* January 23, 2015 - August 31, 2022
1-Year 5-Year Since Inception Inception Date
Class A Shares Excluding Sales Charge -28.32% -2.30% 0.74% 1/23/15
Including Sales Charge -32.25% -3.40% 0.00%
Institutional Shares -28.08% -1.89% 0.94% 1/23/15
R-6 Shares -27.96% -1.79% 1.01% 1/23/15

Small-MidCap Dividend Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and long-term growth of income and capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small to medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts.
Diamondback Energy, Inc. (FANG) contributed as strong cash flows due to higher energy prices and a low cost structure helped results.
The company also benefited from multiple dividend increases during the period. Targa Resources Corp. (TRGP) contributed to results as the company beat expectations due to higher commodity prices and increased volumes. The company also benefited from a large dividend increase during the period. Coterra Energy Inc. (CTRA) outperformed as the energy sector benefited from improving sentiment as gas prices increase and the economy reopens. The company continued to achieve strong free cash flow generation and productivity gains.
MKS Instruments, Inc. (MKSI) lagged during the period as investors worried about supply chain issues and its pending Atotech acquisition.
Devon Energy Corporation (DVN) detracted from results as the portfolio did not hold the company which outperformed as energy prices rose. CONMED Corporation (CNMD) lagged despite beating expectations as its company management noted macroeconomic headwinds and took down earnings expectations due to near term dilution from its acquisition of In2Bones Global, Inc., which operates in the upper and lower extremity markets and should enhance its orthopedic device portfolio.
Value of a $10,000 Investment* August 31, 2012 - August 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -5.31% 4.66% 9.04% 6/6/11 –
Including Sales Charge -10.52% 3.49% 8.43%
Class C Shares Excluding Sales Charge -6.09% 3.87% 8.36% 6/14/12 –
Including Sales Charge -7.02% 3.87% 8.36%
Institutional Shares -5.08% 4.94% 9.39% 6/6/11 –
R-6 Shares -5.05% 5.03% 9.42% 1/3/17 6/6/11
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

Small-MidCap Growth Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small to medium market capitalizations at the time of purchase.
For this fund, companies with small to medium market capitalizations are those with market capitalizations within the range of companies in the Russell 2500 Growth Index.
After a strong finish to calendar year 2021, equity markets have faced very challenging conditions year-to-date through August 31, 2022.
The abrupt downshift in investor sentiment was largely driven by sharply rising inflation amid ongoing supply chain disruptions and rising commodity prices. In turn, this fueled rising bond yields and more restrictive monetary policy by the U.S. Federal Reserve. These pressures were further amplified by the Russian invasion of Ukraine, sending most global equity markets into “bear market” territory (declines of 20%
or more). The declines among high growth stocks and sectors (technology, communications and consumer discretionary) were even more pronounced than the overall market. Conversely, value-oriented and commodity linked sectors fared comparatively better, with energy stocks posting double digit gains amid the sharp rise in oil and gas prices globally. Small and mid-capitalization shares also marginally lagged their generally more defensive large-cap counterparts.
Despite this very difficult market backdrop, the Fund outperformed its policy benchmark and peer group category average. Relative outperformance for the year versus the Russell 2500 Index was primarily a function of favorable stock selection, but also benefited from overall sector allocation. The two areas of most favorable contribution were Health Care and Consumer Staples. Favorable relative results were also seen among the fund’s technology holdings. Although the fund holds relatively small nominal weights in the energy and financial services sector, favorable stock selection in those areas also contributed meaningfully to overall relative outperformance
Value of a $10,000 Investment* June 12, 2019 - August 31, 2022
1-Year Since Inception Inception Date
Institutional Shares -21.76% 16.19% 6/12/19

Spectrum Preferred and Capital Securities Income Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income. The fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.
The markets were unsettled throughout the period at first due to a combination of Omicron fears and a U.S. Federal Reserve Bank policy shift. The Omicron variant spiked global coronavirus cases which impelled renewed fears and lockdowns around the globe, among other dysfunctions. The U.S. Central Bank started its long-awaited taper and began to talk down inflation being more than just transitory. In the process, the Fed changed its messaging to allow for the possibility of a rate lift-off on federal funds to happen sooner than later after markets had largely come to accept that lift-off wouldn’t happen until December 2022. Chairman Powell stated in his December 2021 press conference, “I don’t foresee that very extended wait” meaning that he doesn’t expect a very long delay between completing the taper and raising the federal funds rate. Powell also acknowledged that the committee discussed potentially shrinking the balance sheet. This heightened hawkishness was a material shift from the Fed, which caused yields on U.S. Treasury yields to zoom swiftly higher as inflation flashed its loudest alarm in four decades. The Fed moving from dismissive inflation narratives to expeditious rate hike actions was a mea culpa that reset market conditions causing U.S. Treasury valuations to reprice in one of the negative trends over a 12 month period on record.
As a result, the capital securities sectors came under significant pressure. The price declines happened primarily in two stages during the period: 1) during the first quarter of 2022, duration explained most of the price declines as yields rose by about 100 basis points, but spreads widened just modestly and 2) during the second quarter spread duration explained over half the price declines as spreads widened by 130 bps into May and U.S. Treasury 5 year yields rose another 120 bps too. The differential in performance between investment grade and below investment grade paper did not widen noticeably until the second quarter when equity bottomed below 3800 on the S&P 500 index, which indicated elevated recession risks. A strong summer rally in equity then helped to tighten spreads from June through July only to give most of the gains back during August as the Fed reaffirmed its intentions to push rates higher and keep them high for some time. Allocations to capital securities detracted from absolute performance and allocations to the interest rate hedge contributed to absolute performance. The fund tactics were primarily to be underweight the retail $25 par sector because of the sectors long duration risk and overweight Contingent
Convertible Capital Securities because of the sector’s shorter duration, high yield and liquidity. The fund outperformed its benchmark during the period.
Value of a $10,000 Investment* August 31, 2012 - August 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -10.28% 1.75% 4.24% 6/28/05 –
Including Sales Charge -13.61% 0.98% 3.85%
Class C Shares Excluding Sales Charge -10.98% 0.99% 3.62% 1/16/07 –
Including Sales Charge -11.83% 0.99% 3.62%
Class J Shares Excluding Sales Charge -10.38% 1.75% 4.20% 12/29/03 –
Including Sales Charge -11.23% 1.75% 4.20%
Institutional Shares -10.14% 2.00% 4.53% 5/1/02 –
R-1 Shares -10.81% 1.21% 3.69% 11/1/04 –
R-3 Shares -10.53% 1.54% 4.02% 6/1/04 –
R-4 Shares -10.41% 1.71% 4.21% 6/1/04 –
R-5 Shares -10.24% 1.85% 4.35% 6/1/04 –
R-6 Shares -9.97% 2.10% 4.54% 1/3/17 5/1/02
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Investment in securities--at cost ..........................................................
$ 7,061,265 $ 1,891,206 $ 4,754,944
Investment in affiliated Funds--at cost ....................................................
$ 43,475 $ 307,016 $ 319,187
Foreign currency--at cost ..................................................................
$ – $ – $ 513
Assets
Investment in securities--at value  .......................................................... $ 8,701,084
(b)
$ 1,796,501
(b)
$ 4,630,250
(b)
Investment in affiliated Funds--at value ..................................................... 43,475 307,016 319,187
Foreign currency--at value .................................................................. – – 483
Deposits with counterparty .................................................................. – – 3,733
Receivables:
Dividends and interest ................................................................. 7,449 8,203 9,817
Expense reimbursement from Manager ............................................... 223 17 374
Expense reimbursement from Distributor ............................................. 3 – –
Foreign currency contracts ........................................................... – – 68
Fund shares sold ....................................................................... 6,885 101,855 3,211
Investment securities sold ............................................................. 26,186 164,128 80,042
Variation margin on futures ........................................................... – – 4,090
Variation margin on swaps ............................................................ – – 39
Other assets .................................................................................. 1 – –
Total Assets   8,785,306 2,377,720 5,051,294
Liabilities
Accrued management and investment advisory fees ........................................ 4,579 156 3,248
Accrued administrative service fees ........................................................ 1 1 –
Accrued distribution fees .................................................................... 469 7 32
Accrued service fees ........................................................................ 5 5 –
Accrued transfer agent fees ................................................................. 810 33 594
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 25 5 13
Accrued professional fees ................................................................... 23 31 116
Accrued other expenses ..................................................................... 141 15 195
Cash overdraft ............................................................................... – – 3,288
Deposits from counterparty ................................................................. – – 40
Payables:
Foreign currency contracts ............................................................ – – 3
Fund shares redeemed ................................................................. 4,603 953 7,307
Investment securities purchased ...................................................... 38,709 456,904 367,786
Options and swaptions contracts written  (premiums received $ 0 , $ 0 and $ 3,100 ) ... – – 3,126
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 0 ) ................ – – 50
Unrealized loss on unfunded commitments ........................................... – – 7
Variation margin on futures ........................................................... – – 19,675
Variation margin on swaps ............................................................ – – 121
Collateral obligation on securities loaned, at value ......................................... 24,875 6,619 17,151
Total Liabilities
74,241 464,729 422,752
Net Assets Applicable to Outstanding Shares ............................................
$ 8,711,065 $ 1,912,991 $ 4,628,542
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 7,025,905 $ 2,009,394 $ 4,380,042
Total distributable earnings (accumulated loss) .............................................
1,685,160 (96,403) 248,500
Total Net Assets
$ 8,711,065 $ 1,912,991 $ 4,628,542

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,300,000 710,000 1,775,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 850,509 N/A $ 150,176
Shares Issued and Outstanding ........................................................ 28,976 11,794
Net Asset Value per share ............................................................. $ 29 .35
(c)
$ 12 .73
(c)
Maximum Offering Price ..............................................................
$ 31 .06 $ 13 .23
Class C : Net Assets .......................................................................... $ 276,796 N/A N/A
Shares Issued and Outstanding ........................................................ 10,186
Net Asset Value per share .............................................................
$ 27 .18
(c)
Class J : Net Assets .......................................................................... $ 156,338 $ 32,188 N/A
Shares Issued and Outstanding ........................................................ 5,233 3,760
Net Asset Value per share .............................................................
$ 29 .87
(c)
$ 8 .56
(c)
Institutional : Net Assets ..................................................................... $ 2,473,139 $ 1,858,811 $ 2,624,597
Shares Issued and Outstanding ........................................................ 82,124 211,972 206,194
Net Asset Value per share .............................................................
$ 30 .11 $ 8 .77 $ 12 .73
R-1 : Net Assets .............................................................................. N/A $ 850 N/A
Shares Issued and Outstanding ........................................................ 99
Net Asset Value per share .............................................................
$ 8 .58
R-3 : Net Assets .............................................................................. $ 11,031 $ 8,056 $ 274
Shares Issued and Outstanding ........................................................ 378 942 22
Net Asset Value per share .............................................................
$ 29 .23 $ 8 .55 $ 12 .65
R-4 : Net Assets .............................................................................. $ 2,443 $ 2,611 N/A
Shares Issued and Outstanding ........................................................ 82 302
Net Asset Value per share .............................................................
$ 29 .57 $ 8 .64
R-5 : Net Assets .............................................................................. $ 7,938 $ 10,475 $ 73
Shares Issued and Outstanding ........................................................ 267 1,216 6
Net Asset Value per share .............................................................
$ 29 .84 $ 8 .61 $ 12 .72
R-6 : Net Assets .............................................................................. $ 4,932,871 N/A $ 1,853,422
Shares Issued and Outstanding ........................................................ 163,106 145,655
Net Asset Value per share .............................................................
$ 30 .24 $ 12 .72
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
Investment in securities--at cost ..........................................................
$ 112,744 $ 379,120 $ 968,443
Investment in affiliated Funds--at cost ....................................................
$ 1,662 $ 110,545 $ 29,058
Foreign currency--at cost ..................................................................
$ – $ 307 $ 104
Assets
Investment in securities--at value  .......................................................... $ 108,318 $ 343,857 $ 993,624
(b)
Investment in affiliated Funds--at value ..................................................... 1,662 110,545 29,058
Foreign currency--at value .................................................................. – 302 102
Cash ......................................................................................... – 3,388 –
Deposits with counterparty .................................................................. – 49,293 82
Receivables:
Dividends and interest ................................................................. 661 2,170 5,058
Expense reimbursement from Manager ............................................... 18 49 –
Foreign currency contracts ........................................................... – 5,053 –
Fund shares sold ....................................................................... 93 255 104
Investment securities sold ............................................................. 3,895 2,495 4,961
OTC swap agreements--at value (premiums paid/(received) $ 0 , $ (1) and $ 0 ) ....... – 8,482 –
Variation margin on futures ........................................................... – 775 –
Variation margin on swaps ............................................................ – 80 –
Other assets .................................................................................. – 4 –
Total Assets   114,647 526,748 1,032,989
Liabilities
Accrued management and investment advisory fees ........................................ 243 658 219
Accrued administrative service fees ........................................................ – – 1
Accrued distribution fees .................................................................... 4 8 3
Accrued service fees ........................................................................ – – 7
Accrued transfer agent fees ................................................................. 21 49 11
Accrued directors' expenses ................................................................. 3 5 4
Accrued professional fees ................................................................... 20 151 57
Accrued other expenses ..................................................................... 9 67 219
Deposits from counterparty ................................................................. – 930 –
Payables:
Dividends and interest on securities sold short ....................................... – 89 –
Expense reimbursement to Manager .................................................. – – 10
Foreign currency contracts ............................................................ – 2,235 –
Fund shares redeemed ................................................................. 645 152 1,118
Investment securities purchased ...................................................... 2,687 5,597 4,185
Options and swaptions contracts written  (premiums received $ 0 , $ 593 and $ 0 ) ..... – 522 –
Short sales (proceeds received $ 0 , $ 38,979 and $ 0 ) .................................. – 34,367 –
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 0 ) ................ – 981 –
Variation margin on futures ........................................................... – 1,289 13
Variation margin on swaps ............................................................ – 29 –
Collateral obligation on securities loaned, at value ......................................... – – 41,142
Total Liabilities
3,632 47,129 46,989
Net Assets Applicable to Outstanding Shares ............................................
$ 111,015 $ 479,619 $ 986,000
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 103,424 $ 471,277 $ 961,470
Total distributable earnings (accumulated loss) .............................................
7,591 8,342 24,530
Total Net Assets
$ 111,015 $ 479,619 $ 986,000

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 1,750,000 650,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 16,564 $ 38,252 N/A
Shares Issued and Outstanding ........................................................ 1,386 3,459
Net Asset Value per share ............................................................. $ 11 .95
(c)
$ 11 .06
(c)
Maximum Offering Price ..............................................................
$ 12 .65 $ 11 .49
Institutional : Net Assets ..................................................................... $ 61,125 $ 364,886 $ 41,036
Shares Issued and Outstanding ........................................................ 5,072 32,452 4,369
Net Asset Value per share .............................................................
$ 12 .05 $ 11 .24 $ 9 .39
R-1 : Net Assets .............................................................................. N/A N/A $ 325
Shares Issued and Outstanding ........................................................ 37
Net Asset Value per share .............................................................
$ 9 .06
R-3 : Net Assets .............................................................................. N/A N/A $ 10,683
Shares Issued and Outstanding ........................................................ 1,163
Net Asset Value per share .............................................................
$ 9 .18
R-4 : Net Assets .............................................................................. N/A N/A $ 8,359
Shares Issued and Outstanding ........................................................ 899
Net Asset Value per share .............................................................
$ 9 .30
R-5 : Net Assets .............................................................................. N/A N/A $ 13,153
Shares Issued and Outstanding ........................................................ 1,409
Net Asset Value per share .............................................................
$ 9 .33
R-6 : Net Assets .............................................................................. $ 33,326 $ 76,481 $ 912,444
Shares Issued and Outstanding ........................................................ 2,752 6,799 97,088
Net Asset Value per share .............................................................
$ 12 .11 $ 11 .25 $ 9 .40
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
International Small
Company Fund
Opportunistic
Municipal Fund
Origin Emerging
Markets Fund
Investment in securities--at cost ..........................................................
$ 768,956 $ 156,060 $ 2,740,744
Investment in affiliated Funds--at cost ....................................................
$ 31,174 $ – $ 77,330
Foreign currency--at cost ..................................................................
$ 578 $ – $ 24
Assets
Investment in securities--at value  .......................................................... $ 692,697
(a)
$ 145,863 $ 2,212,830
(a)
Investment in affiliated Funds--at value ..................................................... 31,174 – 77,330
Foreign currency--at value .................................................................. 576 – 23
Cash ......................................................................................... – 2 102
Receivables:
Dividends and interest ................................................................. 2,679 1,857 7,894
Expense reimbursement from Manager ............................................... – 8 –
Foreign tax refund ..................................................................... – – 801
Fund shares sold ....................................................................... 137 658 489
Investment securities sold ............................................................. 3,528 5,071 2,835
Total Assets   730,791 153,459 2,302,304
Liabilities
Accrued management and investment advisory fees ........................................ 655 60 1,989
Accrued distribution fees .................................................................... – 11 1
Accrued transfer agent fees ................................................................. 10 27 28
Accrued directors' expenses ................................................................. 4 4 7
Accrued foreign tax ......................................................................... – – 3,533
Accrued professional fees ................................................................... 33 38 31
Accrued other expenses ..................................................................... 67 9 262
Payables:
Borrowing ............................................................................. – 375 –
Dividends payable ..................................................................... – 519 –
Expense reimbursement to Manager .................................................. 2 – –
Fund shares redeemed ................................................................. 606 212 815
Interest expense and fees payable ..................................................... – 35 –
Investment securities purchased ...................................................... 4,619 5,909 –
Collateral obligation on securities loaned, at value ......................................... 20,146 – 13,320
Floating rate notes issued ...................................................................
– 7,032 –
Total Liabilities
26,142 14,231 19,986
Net Assets Applicable to Outstanding Shares ............................................
$ 704,649 $ 139,228 $ 2,282,318
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 804,804 $ 159,232 $ 2,984,025
Total distributable earnings (accumulated loss) .............................................
(100,155) (20,004) (701,707)
Total Net Assets
$ 704,649 $ 139,228 $ 2,282,318
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 300,000 800,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 49,013 $ 5,426
Shares Issued and Outstanding ........................................................ 5,004 552
Net Asset Value per share ............................................................. $ 9 .80
(b)
$ 9 .83
(b)
Maximum Offering Price ..............................................................
$ 10 .18 $ 10 .40
Institutional : Net Assets ..................................................................... $ 49,278 $ 90,215 $ 96,342
Shares Issued and Outstanding ........................................................ 5,552 9,206 9,964
Net Asset Value per share .............................................................
$ 8 .88 $ 9 .80 $ 9 .67
R-6 : Net Assets .............................................................................. $ 655,371 N/A $ 2,180,550
Shares Issued and Outstanding ........................................................ 73,356 225,097
Net Asset Value per share .............................................................
$ 8 .93 $ 9 .69
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
Investment in securities--at cost ..........................................................
$ 802,740 $ 8,226 $ 6,878,863
Investment in affiliated Funds--at cost ....................................................
$ 13,815 $ 145 $ 42,280
Foreign currency--at cost ..................................................................
$ 8 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 1,047,181 $ 8,815
(a)
$ 6,370,045
(a)
Investment in affiliated Funds--at value ..................................................... 13,815 145 42,280
Foreign currency--at value .................................................................. 8 – –
Deposits with counterparty .................................................................. – – 12,435
Receivables:
Dividends and interest ................................................................. 1,891 2 85,753
Expense reimbursement from Manager ............................................... – 2 –
Expense reimbursement from Distributor ............................................. – – 1
Fund shares sold ....................................................................... 545 – 20,999
Investment securities sold ............................................................. – 151 29,254
Variation margin on futures ........................................................... – – 301
Total Assets   1,063,440 9,115 6,561,068
Liabilities
Accrued management and investment advisory fees ........................................ 740 5 3,889
Accrued distribution fees .................................................................... 74 – 338
Accrued service fees ........................................................................ – – 2
Accrued transfer agent fees ................................................................. 113 – 877
Accrued chief compliance officer fees ...................................................... – – 1
Accrued directors' expenses ................................................................. 4 2 17
Accrued professional fees ................................................................... 23 21 37
Accrued other expenses ..................................................................... 11 1 88
Cash overdraft ............................................................................... 11 – 2,657
Payables:
Expense reimbursement to Manager .................................................. 26 – –
Fund shares redeemed ................................................................. 505 – 5,624
Investment securities purchased ...................................................... 830 173 4,350
Options and swaptions contracts written  (premiums received $ 0 , $ 0 and $ 406 ) ..... – – 369
Collateral obligation on securities loaned, at value ......................................... – 206 63,908
Total Liabilities
2,337 408 82,157
Net Assets Applicable to Outstanding Shares ............................................
$ 1,061,103 $ 8,707 $ 6,478,911
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 779,781 $ 9,268 $ 7,053,431
Total distributable earnings (accumulated loss) .............................................
281,322 (561) (574,520)
Total Net Assets
$ 1,061,103 $ 8,707 $ 6,478,911

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,700,000 100,000 2,500,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 145,799 N/A $ 808,228
Shares Issued and Outstanding ........................................................ 9,150 88,526
Net Asset Value per share ............................................................. $ 15 .94
(b)
$ 9 .13
(b)
Maximum Offering Price ..............................................................
$ 16 .87 $ 9 .49
Class C : Net Assets .......................................................................... $ 45,460 N/A $ 180,824
Shares Issued and Outstanding ........................................................ 2,887 19,811
Net Asset Value per share .............................................................
$ 15 .74
(b)
$ 9 .13
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 36,128
Shares Issued and Outstanding ........................................................ 4,090
Net Asset Value per share .............................................................
$ 8 .83
(b)
Institutional : Net Assets ..................................................................... $ 749,448 $ 8,707 $ 4,213,593
Shares Issued and Outstanding ........................................................ 46,757 795 465,405
Net Asset Value per share .............................................................
$ 16 .03 $ 10 .95 $ 9 .05
R-1 : Net Assets .............................................................................. N/A N/A $ 476
Shares Issued and Outstanding ........................................................ 53
Net Asset Value per share .............................................................
$ 9 .00
R-3 : Net Assets .............................................................................. N/A N/A $ 7,838
Shares Issued and Outstanding ........................................................ 873
Net Asset Value per share .............................................................
$ 8 .98
R-4 : Net Assets .............................................................................. N/A N/A $ 938
Shares Issued and Outstanding ........................................................ 105
Net Asset Value per share .............................................................
$ 8 .95
R-5 : Net Assets .............................................................................. N/A N/A $ 2,726
Shares Issued and Outstanding ........................................................ 303
Net Asset Value per share .............................................................
$ 9 .01
R-6 : Net Assets .............................................................................. $ 120,396 N/A $ 1,228,160
Shares Issued and Outstanding ........................................................ 7,474 135,721
Net Asset Value per share .............................................................
$ 16 .11 $ 9 .05
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2022

See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Diversified Real
Asset Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 78 $ 416 $ 675
Dividends ......................................................................................... 59,840 122 87,464
Withholding tax .................................................................................. (757) (2) (5,357)
Interest ............................................................................................ 4 19,426 74,168
Other income ..................................................................................... – – 43
Securities lending - net ...........................................................................
1 36 290
Total Income 59,166 19,998 157,283
Expenses:
Management and investment advisory fees ...................................................... 57,901 1,323 36,917
Distribution f ees - Class A ....................................................................... 2,552 N/A 298
Distribution f ees - Class C ....................................................................... 3,475 N/A N/A
Distribution f ees - Class J ........................................................................ 289 52 N/A
Distribution f ees - R-1 ........................................................................... N/A 3 N/A
Distribution f ees - R-3 ........................................................................... 29 25 1
Distribution f ees - R-4 ........................................................................... 4 3 –
Administrative service fees - R-1 ................................................................ N/A 3 N/A
Administrative service fees - R-3 ................................................................ 8 7 –
Administrative service fees - R-4 ................................................................ 1 1 –
Administrative service fees - R-5 ................................................................ 1 1 –
Registration fees - Class A ....................................................................... 144 N/A 55
Registration fees - Class C ....................................................................... 25 N/A N/A
Registration fees - Class J ........................................................................ 22 14 N/A
Registration fees - Institutional .................................................................. 130 19 120
Registration fees - R-6 ........................................................................... 33 N/A 23
Service fees - R-1 ................................................................................ N/A 2 N/A
Service fees - R-3 ................................................................................ 29 25 1
Service fees - R-4 ................................................................................ 10 8 –
Service fees - R-5 ................................................................................ 28 31 –
Shareholder reports - Class A .................................................................... 80 N/A 22
Shareholder reports - Class C .................................................................... 18 N/A N/A
Shareholder reports - Class J ..................................................................... 3 2 N/A
Shareholder reports - Institutional ............................................................... 149 5 183
Shareholder reports - R-6 ........................................................................ 8 N/A 17
Transfer agent fees - Class A ..................................................................... 1,083 N/A 171
Transfer agent fees - Class C ..................................................................... 294 N/A N/A
Transfer agent fees - Class J ..................................................................... 127 58 N/A
Transfer agent fees - Institutional ................................................................ 2,563 81 2,047
Chief compliance officer expenses ............................................................... 8 1 4
Custodian fees .................................................................................... 5 27 289
Directors' expenses ............................................................................... 178 24 87
Professional fees ................................................................................. 36 35 156
Other expenses ................................................................................... 140 9 94
Total Gross Expenses 69,373 1,759 40,485
Less: Reimbursement from Manager ............................................................ 3,315 142 2,306
Less: Reimbursement from Manager - Class A .................................................. – N/A 27
Less: Reimbursement from Manager - Institutional ............................................. – – 771
Less: Reimbursement from Distributor - Class J ................................................ 38 7 N/A
Total Net Expenses 66,020 1,610 37,381
Net Investment Income (Loss) (6,854) 18,388 119,902

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2022

See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Diversified Real
Asset Fund
(a),(b)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 164,417 (13,307) 253,456
Foreign currency contracts ....................................................................... – – 1,406
Foreign currency transactions .................................................................... – – (1,477)
Futures contracts ................................................................................. – – 173,076
Options and swaptions ........................................................................... – – (1,604)
Swap agreements ................................................................................. – – (20,400)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (3,112,210) (129,982) (472,298)
Foreign currency contracts ....................................................................... – – (114)
Futures contracts ................................................................................. – – (18,362)
Options and swaptions ........................................................................... – – (528)
Swap agreements ................................................................................. – – (1,247)
Translation of assets and liabilities in foreign currencies ........................................ – – (322)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements (2,947,793) (143,289) (88,414)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (2,954,647) $ (124,901) $ 31,488
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class R-4 shares discontinued operations on June 24, 2022.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2022

See accompanying notes.
Amounts in thousands Edge MidCap Fund
Global Multi-
Strategy Fund
(a)
International Equity
Index Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 33 $ 382 $ 9
Dividends ......................................................................................... 7,209 5,053 41,254
Withholding tax .................................................................................. – (197) (3,344)
Interest ............................................................................................ – 9,386 –
Securities lending - net ...........................................................................
– – 326
Total Income 7,242 14,624 38,245
Expenses:
Management and investment advisory fees ...................................................... 3,481 8,180 2,816
Distribution fees - Class A ....................................................................... 48 96 N/A
Distribution fees - R-1 ........................................................................... N/A N/A 1
Distribution fees - R-3 ........................................................................... N/A N/A 35
Distribution fees - R-4 ........................................................................... N/A N/A 10
Administrative service fees - R-1 ................................................................ N/A N/A 1
Administrative service fees - R-3 ................................................................ N/A N/A 10
Administrative service fees - R-4 ................................................................ N/A N/A 3
Administrative service fees - R-5 ................................................................ N/A N/A 2
Registration fees - Class A ....................................................................... 16 17 N/A
Registration fees - Institutional .................................................................. 17 24 15
Registration fees - R-6 ........................................................................... 18 17 19
Service fees - R-1 ................................................................................ N/A N/A 1
Service fees - R-3 ................................................................................ N/A N/A 35
Service fees - R-4 ................................................................................ N/A N/A 24
Service fees - R-5 ................................................................................ N/A N/A 40
Shareholder reports - Class A .................................................................... 2 5 N/A
Shareholder reports - Institutional ............................................................... 9 62 7
Shareholder reports - R-6 ........................................................................ 1 1 –
Transfer agent fees - Class A ..................................................................... 38 51 N/A
Transfer agent fees - Institutional ................................................................ 78 299 39
Chief compliance officer expenses ............................................................... – – 1
Custodian fees .................................................................................... 1 152 157
Directors' expenses ............................................................................... 14 16 23
Dividends and interest on securities sold short .................................................. – 1,029 –
Index license fees ................................................................................ – – 359
Professional fees ................................................................................. 21 189 91
Short sale fees .................................................................................... – 658 –
Other expenses ................................................................................... 10 35 93
Total Gross Expenses 3,754 10,831 3,782
Less: Reimbursement from Manager ............................................................ 249 205 –
Less: Reimbursement from Manager - Class A .................................................. 19 – N/A
Less: Reimbursement from Manager - Institutional ............................................. 13 386 60
Less: Reimbursement from Manager - R-6 ...................................................... – 85 199
Total Net Expenses 3,473 10,155 3,523
Net Investment Income (Loss) 3,769 4,469 34,722

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2022

See accompanying notes.
Amounts in thousands Edge MidCap Fund
Global Multi-
Strategy Fund
(a)
International Equity
Index Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 105,754 4,935 (5,547)
Foreign currency contracts ....................................................................... – 6,057 –
Foreign currency transactions .................................................................... (5) (135) (656)
Futures contracts ................................................................................. – 21,847 (375)
Options and swaptions ........................................................................... – 1,888 –
Short sales ........................................................................................ – 2,505 –
Swap agreements ................................................................................. – (2,785) –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (169,018) (68,564) (273,405)
Foreign currency contracts ....................................................................... – 3,598 –
Futures contracts ................................................................................. – (2,635) (79)
Options and swaptions ........................................................................... – (102) –
Short sales ........................................................................................ – 9,255 –
Swap agreements ................................................................................. – 8,170 –
Translation of assets and liabilities in foreign currencies ........................................ – (27) (376)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements (63,269) (15,993) (280,438)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (59,500) $ (11,524) $ (245,716)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2022

See accompanying notes.
Amounts in thousands
International Small
Company Fund
Opportunistic
Municipal Fund
Origin Emerging
Markets Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 57 $ – $ 178
Dividends ......................................................................................... 31,580 37 135,046
Withholding tax .................................................................................. (2,493) – (14,740)
Interest ............................................................................................ – 7,013 1
Securities lending - net ...........................................................................
196 – 144
Total Income 29,340 7,050 120,629
Expenses:
Management and investment advisory fees ...................................................... 9,944 839 31,158
Distribution f ees - Class A ....................................................................... N/A 143 18
Registration fees - Class A ....................................................................... N/A 27 17
Registration fees - Institutional .................................................................. 17 32 31
Registration fees - R-6 ........................................................................... 21 N/A 18
Shareholder reports - Class A .................................................................... N/A 1 2
Shareholder reports - Institutional ............................................................... 7 3 37
Shareholder reports - R-6 ........................................................................ – N/A 1
Transfer agent fees - Class A ..................................................................... N/A 46 24
Transfer agent fees - Institutional ................................................................ 52 106 121
Chief compliance officer expenses ............................................................... 1 – 3
Custodian fees .................................................................................... 247 2 1,029
Directors' expenses ............................................................................... 21 7 54
Interest expense and fees ......................................................................... – 100 –
Professional fees ................................................................................. 43 45 60
Other expenses ................................................................................... 16 5 73
Total Gross Expenses 10,369 1,356 32,646
Less: Reimbursement from Manager ............................................................ – 100 –
Less: Reimbursement from Manager - Class A .................................................. N/A 9 24
Less: Reimbursement from Manager - Institutional ............................................. 14 46 26
Total Net Expenses 10,355 1,201 32,596
Net Investment Income (Loss) 18,985 5,849 88,033
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ 0 and $ 3,356 , respectively) .............. 2,629 (8,969) (229,376)
Foreign currency transactions .................................................................... (644) – (5,103)
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 0 and $ 3,533 , respectively) ........................... (324,484) (22,726) (812,981)
Translation of assets and liabilities in foreign currencies ........................................ (184) – 238
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies (322,683) (31,695) (1,047,222)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (303,698) $ (25,846) $ (959,189)

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2022

See accompanying notes.
Amounts in thousands
Small-MidCap
Dividend Income
Fund
Small-MidCap
Growth Fund
Spectrum Preferred
and Capital
Securities Income
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 54 $ 1 $ 192
Dividends ......................................................................................... 26,081 21 40,212
Withholding tax .................................................................................. (109) – –
Interest ............................................................................................ 4 – 316,857
Securities lending - net ...........................................................................
1 – 490
Total Income 26,031 22 357,751
Expenses:
Management and investment advisory fees ...................................................... 8,826 70 51,413
Distribution f ees - Class A ....................................................................... 379 N/A 2,276
Distribution f ees - Class C ....................................................................... 579 N/A 2,201
Distribution f ees - Class J ........................................................................ N/A N/A 59
Distribution f ees - R-1 ........................................................................... N/A N/A 2
Distribution f ees - R-3 ........................................................................... N/A N/A 5
Distribution f ees - R-4 ........................................................................... N/A N/A 1
Administrative service fees - R-1 ................................................................ N/A N/A 2
Administrative service fees - R-3 ................................................................ N/A N/A 1
Registration fees - Class A ....................................................................... 22 N/A 27
Registration fees - Class C ....................................................................... 16 N/A 20
Registration fees - Class J ........................................................................ N/A N/A 17
Registration fees - Institutional .................................................................. 28 18 89
Registration fees - R-6 ........................................................................... 16 N/A 18
Service fees - R-1 ................................................................................ N/A N/A 1
Service fees - R-3 ................................................................................ N/A N/A 5
Service fees - R-4 ................................................................................ N/A N/A 3
Service fees - R-5 ................................................................................ N/A N/A 9
Shareholder reports - Class A .................................................................... 10 N/A 42
Shareholder reports - Class C .................................................................... 5 N/A 11
Shareholder reports - Class J ..................................................................... N/A N/A 2
Shareholder reports - Institutional ............................................................... 28 1 246
Shareholder reports - R-6 ........................................................................ – N/A 2
Transfer agent fees - Class A ..................................................................... 174 N/A 726
Transfer agent fees - Class C ..................................................................... 75 N/A 182
Transfer agent fees - Class J ..................................................................... N/A N/A 53
Transfer agent fees - Institutional ................................................................ 684 1 4,143
Chief compliance officer expenses ............................................................... 1 – 7
Custodian fees .................................................................................... 5 3 59
Directors' expenses ............................................................................... 26 2 148
Professional fees ................................................................................. 25 22 50
Other expenses ................................................................................... 16 1 103
Total Gross Expenses 10,915 118 61,923
Less: Reimbursement from Manager - Class A .................................................. 75 N/A –
Less: Reimbursement from Manager - Class C .................................................. 46 N/A –
Less: Reimbursement from Manager - Institutional ............................................. 187 35 –
Less: Reimbursement from Manager - R-6 ...................................................... 3 N/A –
Less: Reimbursement from Distributor - Class J ................................................ N/A N/A 8
Total Net Expenses 10,604 83 61,915
Net Investment Income (Loss) 15,427 (61) 295,836
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions .......................................................................... 56,738 (866) 21,484
Futures contracts ................................................................................. – – 16,097
Options and swaptions ........................................................................... – – 8,520
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (136,214) (1,543) (1,144,778)
Futures contracts ................................................................................. – – 1,674
Options and swaptions ........................................................................... – – 37
Translation of assets and liabilities in foreign currencies ........................................ (1) – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions (79,477) (2,409) (1,096,966)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (64,050) $ (2,470) $ (801,130)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Blue Chip Fund
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ (6,854) $ (21,998)
Net realized gain (loss) on investments ................................................................................................ 164,417 792,123
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(3,112,210) 1,780,646
Net Increase (Decrease) in Net Assets Resulting from Operations (2,954,647) 2,550,771
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (707,526) (273,239)
Total Dividends and Distributions (707,526) (273,239)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
1,310,811 947,341
Total Increase (Decrease) in Net Assets (2,351,362) 3,224,873
Net Assets
Beginning of period ....................................................................................................................
11,062,427 7,837,554
End of period ..........................................................................................................................
$ 8,711,065 $ 11,062,427
Class A Class C Class J Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2022
Dollars:
Sold ................................ $ 807,570 $ 51,978 $ 49,558 $ 1,267,920 $ 8,023 $ 1,964 $ 8,101 $ 1,269,219
Reinvested ........................... 73,802 26,887 14,404 194,441 884 364 791 378,787
Redeemed ............................
(770,601) (76,770) (55,089) (1,050,923) (4,754) (3,883) (8,787) (873,075)
Net Increase (Decrease)
$ 110,771 $ 2,095 $ 8,873 $ 411,438 $ 4,153 $ (1,555) $ 105 $ 774,931
Shares:
Sold ................................ 24,212 1,532 1,319 35,987 226 50 228 36,892
Reinvested ........................... 1,862 729 357 4,790 22 9 20 9,300
Redeemed ............................
(23,482) (2,391) (1,577) (30,861) (134) (107) (268) (23,630)
Net Increase (Decrease)
2,592 (130) 99 9,916 114 (48) (20) 22,562
Year Ended August 31, 2021
Dollars:
Sold ................................ $ 460,034 $ 75,366 $ 78,501 $ 1,226,526 $ 3,604 $ 1,377 $ 2,885 $ 1,314,347
Reinvested ........................... 22,003 11,315 5,294 87,710 275 181 425 138,915
Redeemed ............................
(208,606) (79,458) (58,408) (1,466,536) (3,576) (2,411) (6,008) (656,414)
Net Increase (Decrease)
$ 273,431 $ 7,223 $ 25,387 $ (152,300) $ 303 $ (853) $ (2,698) $ 796,848
Shares:
Sold ................................ 12,444 2,265 2,163 33,988 100 39 79 37,295
Reinvested ........................... 666 363 158 2,603 9 5 13 4,112
Redeemed ............................
(5,823) (2,377) (1,658) (40,934) (104) (67) (157) (18,165)
Net Increase (Decrease)
7,287 251 663 (4,343) 5 (23) (65) 23,242
Dividends and Distributions to Shareholders:
Year Ended August 31, 2022
From net investment income and net realized gain
on investments ......................... $ (75,167) $ (28,072) $ (14,420) $ (204,612) $ (884) $ (364) $ (791) $ (383,216)
Total Dividends and Distributions
$ (75,167) $ (28,072) $ (14,420) $ (204,612) $ (884) $ (364) $ (791) $ (383,216)
Year Ended August 31, 2021
From net investment income and net realized gain
on investments ......................... $ (22,518) $ (11,763) $ (5,295) $ (91,882) $ (275) $ (181) $ (425) $ (140,900)
Total Dividends and Distributions
$ (22,518) $ (11,763) $ (5,295) $ (91,882) $ (275) $ (181) $ (425) $ (140,900)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Bond Market Index Fund
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 18,388 $ 18,529
Net realized gain (loss) on investments ................................................................................................ (13,307) 111,727
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(129,982) (135,202)
Net Increase (Decrease) in Net Assets Resulting from Operations (124,901) (4,946)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (17,934) (131,463)
Total Dividends and Distributions (17,934) (131,463)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
1,157,471 (1,346,178)
Total Increase (Decrease) in Net Assets 1,014,636 (1,482,587)
Net Assets
Beginning of period ....................................................................................................................
898,355 2,380,942
End of period ..........................................................................................................................
$ 1,912,991 $ 898,355
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended August 31, 2022
Dollars:
Sold ........................................... $ 12,574 $ 1,328,710 $ 152 N/A $ 2,492 $ 1,107 $ 3,027
Reinvested ...................................... 609 16,869 12 N/A 146 58 240
Redeemed .......................................
(12,302) (183,631) (321) N/A (4,450) (2,213) (5,608)
Net Increase (Decrease)
$ 881 $ 1,161,948 $ (157) N/A $ (1,812) $ (1,048) $ (2,341)
Shares:
Sold ........................................... 1,374 147,636 17 N/A 267 119 323
Reinvested ...................................... 63 1,713 1 N/A 15 6 25
Redeemed .......................................
(1,344) (19,486) (35) N/A (482) (234) (598)
Net Increase (Decrease)
93 129,863 (17) N/A (200) (109) (250)
Year Ended August 31, 2021
(a)
Dollars:
Sold ........................................... $ 10,051 $ 289,179 $ 347 $ 1,364 $ 10,337 $ 1,747 $ 4,011
Reinvested ...................................... 7,097 116,860 240 1,145 2,125 1,081 2,898
Redeemed .......................................
(17,675) (1,743,935) (589) (8,521) (12,193) (4,107) (7,640)
Net Increase (Decrease)
$ (527) $ (1,337,896) $ (2) $ (6,012) $ 269 $ (1,279) $ (731)
Shares:
Sold ........................................... 935 27,388 32 125 1,039 162 390
Reinvested ...................................... 687 11,062 23 111 206 104 279
Redeemed .......................................
(1,703) (146,690) (58) (858) (1,224) (404) (745)
Net Increase (Decrease)
(81) (108,240) (3) (622) 21 (138) (76)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2022
From net investment income and net realized gain on investments $ (609) $ (16,869) $ (12) $ N/A $ (146) $ (58) $ (240)
Total Dividends and Distributions
$ (609) $ (16,869) $ (12) $ N/A $ (146) $ (58) $ (240)
Year Ended August 31, 2021
(a)
From net investment income and net realized gain on investments $ (7,114) $ (116,860) $ (240) $ (1,145) $ (2,125) $ (1,081) $ (2,898)
Total Dividends and Distributions
$ (7,114) $ (116,860) $ (240) $ (1,145) $ (2,125) $ (1,081) $ (2,898)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 119,902 $ 76,537
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements .................. 404,457 365,412
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements .......................................................................................................................
(492,871) 291,328
Net Increase (Decrease) in Net Assets Resulting from Operations 31,488 733,277
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (326,365) (17,546)
Total Dividends and Distributions (326,365) (17,546)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
539,566 490,194
Total Increase (Decrease) in Net Assets 244,689 1,205,925
Net Assets
Beginning of period ....................................................................................................................
4,383,853 3,177,928
End of period ..........................................................................................................................
$ 4,628,542 $ 4,383,853
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2022
(b)
Dollars:
Sold ........................................... $ 97,318 N/A $ 1,245,535 $ 68 – $ 36 $ 636,787
Reinvested ...................................... 6,202 N/A 151,580 17 1 4 157,486
Redeemed .......................................
(28,614) N/A (697,978) (19) (14) (1) (1,028,842)
Net Increase (Decrease)
$ 74,906 N/A $ 699,137 $ 66 $ (13) $ 39 $ (234,569)
Shares:
Sold ........................................... 7,266 N/A 93,023 6 – 3 47,624
Reinvested ...................................... 474 N/A 11,596 1 – – 12,056
Redeemed .......................................
(2,152) N/A (52,578) (2) (1) – (77,567)
Net Increase (Decrease)
5,588 N/A 52,041 5 (1) 3 (17,887)
Year Ended August 31, 2021
(c)
Dollars:
Sold ........................................... $ 42,836 $ 126 $ 541,536 $ 47 – $ 58 $ 1,103,343
Reinvested ...................................... 83 – 10,673 – – – 6,294
Redeemed .......................................
(13,633) (12,365) (857,950) – – (60) (330,794)
Net Increase (Decrease)
$ 29,286 $ (12,239) $ (305,741) $ 47 – $ (2) $ 778,843
Shares:
Sold ........................................... 3,383 11 43,438 4 – 5 86,468
Reinvested ...................................... 7 – 892 – – – 526
Redeemed .......................................
(1,090) (1,021) (66,250) – – (5) (27,849)
Net Increase (Decrease)
2,300 (1,010) (21,920) 4 – – 59,145
Dividends and Distributions to Shareholders:
Year Ended August 31, 2022
(b)
From net investment income and net realized gain on investments $ (6,684) $ N/A $ (160,097) $ (17) $ (1) $ (4) $ (159,562)
Total Dividends and Distributions
$ (6,684) $ N/A $ (160,097) $ (17) $ (1) $ (4) $ (159,562)
Year Ended August 31, 2021
(c)
From net investment income and net realized gain on investments $ (88) $ – $ (11,011) $ – $ – $ – $ (6,447)
Total Dividends and Distributions
$ (88) $ – $ (11,011) $ – $ – $ – $ (6,447)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class R-4 shares discontinued operations on June 24, 2022.
(c)
Class C shares discontinued operations and converted to Class A shares on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Edge MidCap Fund
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 3,769 $ 4,453
Net realized gain (loss) on investments and foreign currencies ....................................................................... 105,749 182,758
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(169,018) 66,615
Net Increase (Decrease) in Net Assets Resulting from Operations (59,500) 253,826
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (140,225) (47,266)
Total Dividends and Distributions (140,225) (47,266)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(274,258) (474,522)
Total Increase (Decrease) in Net Assets (473,983) (267,962)
Net Assets
Beginning of period ....................................................................................................................
584,998 852,960
End of period ..........................................................................................................................
$ 111,015 $ 584,998
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2022
Dollars:
Sold ..................................................................................... $ 5,438 $ 28,271 $ 22,219
Reinvested ................................................................................ 5,392 20,070 105,996
Redeemed .................................................................................
(7,314) (68,826) (385,504)
Net Increase (Decrease)
$ 3,516 $ (20,485) $ (257,289)
Shares:
Sold ..................................................................................... 368 2,024 1,464
Reinvested ................................................................................ 388 1,430 7,510
Redeemed .................................................................................
(511) (4,407) (30,240)
Net Increase (Decrease)
245 (953) (21,266)
Year Ended August 31, 2021
Dollars:
Sold ..................................................................................... $ 10,882 $ 33,248 $ 43,898
Reinvested ................................................................................ 711 4,807 40,574
Redeemed .................................................................................
(6,730) (30,514) (571,398)
Net Increase (Decrease)
$ 4,863 $ 7,541 $ (486,926)
Shares:
Sold ..................................................................................... 646 1,972 2,572
Reinvested ................................................................................ 44 295 2,479
Redeemed .................................................................................
(399) (1,785) (31,985)
Net Increase (Decrease)
291 482 (26,934)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2022
From net investment income and net realized gain on investments ......................................... $ (5,394) $ (20,450) $ (114,381)
Total Dividends and Distributions
$ (5,394) $ (20,450) $ (114,381)
Year Ended August 31, 2021
From net investment income and net realized gain on investments ......................................... $ (715) $ (4,877) $ (41,674)
Total Dividends and Distributions
$ (715) $ (4,877) $ (41,674)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 4,469 $ 5,465
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ...... 34,312 46,593
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .......................................................................................................
(50,305) 6,581
Net Increase (Decrease) in Net Assets Resulting from Operations (11,524) 58,639
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (21,550) (12,889)
Total Dividends and Distributions (21,550) (12,889)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(51,009) (283,471)
Total Increase (Decrease) in Net Assets (84,083) (237,721)
Net Assets
Beginning of period ....................................................................................................................
563,702 801,423
End of period ..........................................................................................................................
$ 479,619 $ 563,702
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2022
Dollars:
Sold .......................................................................... $ 7,764 N/A $ 143,357 $ 25,590
Reinvested ..................................................................... 1,140 N/A 11,318 643
Redeemed ......................................................................
(7,733) N/A (119,042) (114,046)
Net Increase (Decrease)
$ 1,171 N/A $ 35,633 $ (87,813)
Shares:
Sold .......................................................................... 683 N/A 12,421 2,194
Reinvested ..................................................................... 101 N/A 987 56
Redeemed ......................................................................
(679) N/A (10,308) (9,915)
Net Increase (Decrease)
105 N/A 3,100 (7,665)
Year Ended August 31, 2021
(b)
Dollars:
Sold .......................................................................... $ 17,733 $ 162 $ 83,371 $ 27,567
Reinvested ..................................................................... 267 50 8,856 289
Redeemed ......................................................................
(8,032) (17,483) (362,608) (33,643)
Net Increase (Decrease)
$ 9,968 $ (17,271) $ (270,381) $ (5,787)
Shares:
Sold .......................................................................... 1,563 15 7,245 2,382
Reinvested ..................................................................... 24 5 781 25
Redeemed ......................................................................
(705) (1,596) (31,841) (2,916)
Net Increase (Decrease)
882 (1,576) (23,815) (509)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2022
From net investment income and net realized gain on investments .............................. $ (1,345) $ N/A $ (13,625) $ (6,580)
Total Dividends and Distributions
$ (1,345) $ N/A $ (13,625) $ (6,580)
Year Ended August 31, 2021
(b)
From net investment income and net realized gain on investments .............................. $ (334) $ (52) $ (9,671) $ (2,832)
Total Dividends and Distributions
$ (334) $ (52) $ (9,671) $ (2,832)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class C shares discontinued operations and converted to Class A shares on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Equity Index Fund
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 34,722 $ 27,490
Net realized gain (loss) on investments , foreign currencies and futures ............................................................... (6,578) 37,361
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ................................
(273,860) 206,022
Net Increase (Decrease) in Net Assets Resulting from Operations (245,716) 270,873
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (61,068) (27,015)
Total Dividends and Distributions (61,068) (27,015)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
44,704 (93,651)
Total Increase (Decrease) in Net Assets (262,080) 150,207
Net Assets
Beginning of period ....................................................................................................................
1,248,080 1,097,873
End of period ..........................................................................................................................
$ 986,000 $ 1,248,080
Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2022
Dollars:
Sold ........................................... $ 16,138 $ 43 N/A $ 2,821 $ 3,578 $ 3,817 $ 152,932
Reinvested ...................................... 2,602 19 N/A 715 478 803 56,451
Redeemed .......................................
(14,831) (118) N/A (5,830) (3,591) (5,987) (165,336)
Net Increase (Decrease)
$ 3,909 $ (56) N/A $ (2,294) $ 465 $ (1,367) $ 44,047
Shares:
Sold ........................................... 1,467 4 N/A 261 335 347 14,176
Reinvested ...................................... 221 2 N/A 62 41 69 4,808
Redeemed .......................................
(1,374) (11) N/A (537) (333) (539) (14,767)
Net Increase (Decrease)
314 (5) N/A (214) 43 (123) 4,217
Year Ended August 31, 2021
(a)
Dollars:
Sold ........................................... $ 17,412 $ 65 $ 74 $ 3,835 $ 3,567 $ 5,772 $ 106,980
Reinvested ...................................... 950 7 8 315 203 338 25,194
Redeemed .......................................
(12,893) (173) (697) (6,479) (4,343) (7,123) (226,663)
Net Increase (Decrease)
$ 5,469 $ (101) $ (615) $ (2,329) $ (573) $ (1,013) $ (94,489)
Shares:
Sold ........................................... 1,536 6 7 343 314 506 9,319
Reinvested ...................................... 85 1 – 29 18 31 2,253
Redeemed .......................................
(1,125) (16) (62) (589) (381) (626) (20,079)
Net Increase (Decrease)
496 (9) (55) (217) (49) (89) (8,507)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2022
From net investment income and net realized gain on investments $ (2,602) $ (19) $ N/A $ (715) $ (478) $ (803) $ (56,451)
Total Dividends and Distributions
$ (2,602) $ (19) $ N/A $ (715) $ (478) $ (803) $ (56,451)
Year Ended August 31, 2021
(a)
From net investment income and net realized gain on investments $ (950) $ (7) $ (8) $ (315) $ (203) $ (338) $ (25,194)
Total Dividends and Distributions
$ (950) $ (7) $ (8) $ (315) $ (203) $ (338) $ (25,194)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Small Company Fund
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 18,985 $ 11,826
Net realized gain (loss) on investments and foreign currencies ....................................................................... 1,985 115,085
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(324,668) 142,151
Net Increase (Decrease) in Net Assets Resulting from Operations (303,698) 269,062
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (99,426) (12,895)
Total Dividends and Distributions (99,426) (12,895)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(73,753) (118,904)
Total Increase (Decrease) in Net Assets (476,877) 137,263
Net Assets
Beginning of period ....................................................................................................................
1,181,526 1,044,263
End of period ..........................................................................................................................
$ 704,649 $ 1,181,526
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2022
Dollars:
Sold ..................................................................................... N/A $ 25,908 $ 139,248
Reinvested ................................................................................ N/A 8,197 91,228
Redeemed .................................................................................
N/A (47,337) (290,997)
Net Increase (Decrease)
N/A $ (13,232) $ (60,521)
Shares:
Sold ..................................................................................... N/A 2,414 12,077
Reinvested ................................................................................ N/A 719 7,941
Redeemed .................................................................................
N/A (4,566) (26,917)
Net Increase (Decrease)
N/A (1,433) (6,899)
Year Ended August 31, 2021
(a)
Dollars:
Sold ..................................................................................... $ 290 $ 33,977 $ 169,805
Reinvested ................................................................................ 43 1,046 11,806
Redeemed .................................................................................
(5,816) (32,846) (297,209)
Net Increase (Decrease)
$ (5,483) $ 2,177 $ (115,598)
Shares:
Sold ..................................................................................... 26 2,827 14,059
Reinvested ................................................................................ 4 88 990
Redeemed .................................................................................
(482) (2,749) (25,198)
Net Increase (Decrease)
(452) 166 (10,149)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2022
From net investment income and net realized gain on investments ......................................... $ N/A $ (8,197) $ (91,229)
Total Dividends and Distributions
$ N/A $ (8,197) $ (91,229)
Year Ended August 31, 2021
(a)
From net investment income and net realized gain on investments ......................................... $ (43) $ (1,046) $ (11,806)
Total Dividends and Distributions
$ (43) $ (1,046) $ (11,806)
(a)
Class A shares discontinued operations on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 5,849 $ 5,039
Net realized gain (loss) on investments ................................................................................................ (8,969) 1,160
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(22,726) 8,370
Net Increase (Decrease) in Net Assets Resulting from Operations (25,846) 14,569
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (5,875) (5,108)
Total Dividends and Distributions (5,875) (5,108)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(4,527) 33,091
Total Increase (Decrease) in Net Assets (36,248) 42,552
Net Assets
Beginning of period ....................................................................................................................
175,476 132,924
End of period ..........................................................................................................................
$ 139,228 $ 175,476
Class A Institutional
Capital Share Transactions:
Year Ended August 31, 2022
Dollars:
Sold ............................................................................................... $ 23,837 $ 68,211
Reinvested .......................................................................................... 1,850 3,934
Redeemed ...........................................................................................
(25,814) (76,545)
Net Increase (Decrease)
$ (127) $ (4,400)
Shares:
Sold ............................................................................................... 2,202 6,481
Reinvested .......................................................................................... 174 368
Redeemed ...........................................................................................
(2,432) (7,560)
Net Increase (Decrease)
(56) (711)
Year Ended August 31, 2021
Dollars:
Sold ............................................................................................... $ 16,220 $ 37,888
Reinvested .......................................................................................... 1,725 3,313
Redeemed ...........................................................................................
(12,651) (13,404)
Net Increase (Decrease)
$ 5,294 $ 27,797
Shares:
Sold ............................................................................................... 1,419 3,296
Reinvested .......................................................................................... 152 291
Redeemed ...........................................................................................
(1,114) (1,188)
Net Increase (Decrease)
457 2,399
Dividends and Distributions to Shareholders:
Year Ended August 31, 2022
From net investment income and net realized gain on investments ................................................... $ (1,915) $ (3,960)
Total Dividends and Distributions
$ (1,915) $ (3,960)
Year Ended August 31, 2021
From net investment income and net realized gain on investments ................................................... $ (1,769) $ (3,339)
Total Dividends and Distributions
$ (1,769) $ (3,339)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Origin Emerging Markets Fund
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 88,033 $ 47,354
Net realized gain (loss) on investments and foreign currencies ....................................................................... (234,479) 142,323
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(812,743) 33,160
Net Increase (Decrease) in Net Assets Resulting from Operations (959,189) 222,837
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (142,189) (17,592)
Total Dividends and Distributions (142,189) (17,592)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(480,040) 1,800,621
Total Increase (Decrease) in Net Assets (1,581,418) 2,005,866
Net Assets
Beginning of period ....................................................................................................................
3,863,736 1,857,870
End of period ..........................................................................................................................
$ 2,282,318 $ 3,863,736
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2022
Dollars:
Sold ..................................................................................... $ 1,047 $ 39,942 $ 425,440
Reinvested ................................................................................ 244 4,233 137,294
Redeemed .................................................................................
(2,780) (32,743) (1,052,717)
Net Increase (Decrease)
$ (1,489) $ 11,432 $ (489,983)
Shares:
Sold ..................................................................................... 82 3,494 35,911
Reinvested ................................................................................ 19 328 10,620
Redeemed .................................................................................
(222) (2,797) (88,132)
Net Increase (Decrease)
(121) 1,025 (41,601)
Year Ended August 31, 2021
Dollars:
Sold ..................................................................................... $ 7,512 $ 110,756 $ 2,219,452
Reinvested ................................................................................ 17 601 16,940
Redeemed .................................................................................
(2,444) (21,423) (530,790)
Net Increase (Decrease)
$ 5,085 $ 89,934 $ 1,705,602
Shares:
Sold ..................................................................................... 521 8,253 155,917
Reinvested ................................................................................ 2 46 1,274
Redeemed .................................................................................
(174) (1,536) (40,477)
Net Increase (Decrease)
349 6,763 116,714
Dividends and Distributions to Shareholders:
Year Ended August 31, 2022
From net investment income and net realized gain on investments ......................................... $ (249) $ (4,286) $ (137,654)
Total Dividends and Distributions
$ (249) $ (4,286) $ (137,654)
Year Ended August 31, 2021
From net investment income and net realized gain on investments ......................................... $ (17) $ (603) $ (16,972)
Total Dividends and Distributions
$ (17) $ (603) $ (16,972)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 15,427 $ 12,891
Net realized gain (loss) on investments and foreign currencies ....................................................................... 56,738 250,778
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(136,215) 320,555
Net Increase (Decrease) in Net Assets Resulting from Operations (64,050) 584,224
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (13,607) (18,307)
Total Dividends and Distributions (13,607) (18,307)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
26,002 (1,045,441)
Total Increase (Decrease) in Net Assets (51,655) (479,524)
Net Assets
Beginning of period ....................................................................................................................
1,112,758 1,592,282
End of period ..........................................................................................................................
$ 1,061,103 $ 1,112,758
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2022
Dollars:
Sold .......................................................................... $ 31,834 $ 3,463 $ 158,657 $ 86,955
Reinvested ..................................................................... 1,389 164 9,795 1,413
Redeemed ......................................................................
(26,013) (23,930) (200,309) (17,416)
Net Increase (Decrease)
$ 7,210 $ (20,303) $ (31,857) $ 70,952
Shares:
Sold .......................................................................... 1,879 207 9,237 4,812
Reinvested ..................................................................... 84 10 589 85
Redeemed ......................................................................
(1,536) (1,435) (11,761) (1,027)
Net Increase (Decrease)
427 (1,218) (1,935) 3,870
Year Ended August 31, 2021
Dollars:
Sold .......................................................................... $ 40,724 $ 3,995 $ 318,215 $ 52,413
Reinvested ..................................................................... 1,181 373 15,730 215
Redeemed ......................................................................
(38,941) (32,965) (1,398,642) (7,739)
Net Increase (Decrease)
$ 2,964 $ (28,597) $ (1,064,697) $ 44,889
Shares:
Sold .......................................................................... 2,675 270 22,826 3,311
Reinvested ..................................................................... 85 27 1,173 15
Redeemed ......................................................................
(2,720) (2,275) (92,912) (481)
Net Increase (Decrease)
40 (1,978) (68,913) 2,845
Dividends and Distributions to Shareholders:
Year Ended August 31, 2022
From net investment income and net realized gain on investments .............................. $ (1,538) $ (167) $ (10,488) $ (1,414)
Total Dividends and Distributions
$ (1,538) $ (167) $ (10,488) $ (1,414)
Year Ended August 31, 2021
From net investment income and net realized gain on investments .............................. $ (1,301) $ (382) $ (16,409) $ (215)
Total Dividends and Distributions
$ (1,301) $ (382) $ (16,409) $ (215)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Small-MidCap Growth Fund
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ (61) $ (35)
Net realized gain (loss) on investments ................................................................................................ (866) 3,371
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(1,543) 183
Net Increase (Decrease) in Net Assets Resulting from Operations (2,470) 3,519
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (2,998) (788)
Total Dividends and Distributions (2,998) (788)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
2,686 1,132
Total Increase (Decrease) in Net Assets (2,782) 3,863
Net Assets
Beginning of period ....................................................................................................................
11,489 7,626
End of period ..........................................................................................................................
$ 8,707 $ 11,489
Institutional
Capital Share Transactions:
Year Ended August 31, 2022
Dollars:
Sold .......................................................................................................... $ 105
Reinvested ..................................................................................................... 2,998
Redeemed ......................................................................................................
(417)
Net Increase (Decrease)
$ 2,686
Shares:
Sold .......................................................................................................... 6
Reinvested ..................................................................................................... 223
Redeemed ......................................................................................................
(34)
Net Increase (Decrease)
195
Year Ended August 31, 2021
Dollars:
Sold .......................................................................................................... $ 421
Reinvested ..................................................................................................... 788
Redeemed ......................................................................................................
(77)
Net Increase (Decrease)
$ 1,132
Shares:
Sold .......................................................................................................... 27
Reinvested ..................................................................................................... 45
Redeemed ......................................................................................................
(4)
Net Increase (Decrease)
68
Dividends and Distributions to Shareholders:
Year Ended August 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (2,998)
Total Dividends and Distributions
$ (2,998)
Year Ended August 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (788)
Total Dividends and Distributions
$ (788)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 295,836 $ 307,111
Net realized gain (loss) on investments , futures and options and swaptions .......................................................... 46,101 60,335
Net change in unrealized appreciation/(depreciation) of investments, futures and options and swaptions ...........................
(1,143,067) 215,531
Net Increase (Decrease) in Net Assets Resulting from Operations (801,130) 582,977
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (346,751) (339,747)
Total Dividends and Distributions (346,751) (339,747)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(830,667) 688,899
Total Increase (Decrease) in Net Assets (1,978,548) 932,129
Net Assets
Beginning of period ....................................................................................................................
8,457,459 7,525,330
End of period ..........................................................................................................................
$ 6,478,911 $ 8,457,459
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2022
Dollars:
Sold .............................. $ 189,619 $ 22,493 $ 6,973 $ 1,799,183 $ 22 N/A $ 6,682 $ 506 $ 435 $ 268,352
Reinvested ......................... 32,321 6,964 1,792 168,471 22 N/A 92 49 154 40,688
Redeemed ..........................
(245,248) (71,715) (8,745) (2,500,578) (102) N/A (1,026) (285) (1,474) (546,312)
Net Increase (Decrease)
$ (23,308) $ (42,258) $ 20 $ (532,924) $ (58) N/A $ 5,748 $ 270 $ (885) $ (237,272)
Shares:
Sold .............................. 18,882 2,243 713 185,803 2 N/A 721 50 44 27,338
Reinvested ......................... 3,280 706 188 17,213 2 N/A 10 5 16 4,170
Redeemed ..........................
(24,892) (7,276) (911) (255,879) (10) N/A (99) (30) (150) (57,468)
Net Increase (Decrease)
(2,730) (4,327) (10) (52,863) (6) N/A 632 25 (90) (25,960)
Year Ended August 31, 2021
(a)
Dollars:
Sold .............................. $ 288,143 $ 48,270 $ 6,004 $ 1,878,075 $ 72 $ 153 $ 2,271 $ 97 $ 1,039 $ 347,720
Reinvested ......................... 28,454 9,063 1,727 167,861 23 13 67 39 157 39,487
Redeemed ..........................
(217,288) (176,876) (9,245) (1,474,750) (108) (1,751) (1,214) (362) (709) (247,533)
Net Increase (Decrease)
$ 99,309 $ (1,514) $ 571,186 $ (13) $ (1,585) $ 1,124 $ (226) $ 487 $ 139,674
Shares:
Sold .............................. 27,396 4,597 588 180,259 7 15 220 9 100 33,345
Reinvested ......................... 2,712 866 170 16,125 2 1 6 4 15 3,795
Redeemed ..........................
(20,694) (16,805) (908) (141,631) (10) (171) (116) (35) (68) (23,774)
Net Increase (Decrease)
9,414 (11,342) (150) 54,753 (1) (155) 110 (22) 47 13,366
Dividends and Distributions to Shareholders:
Year Ended August 31, 2022
From net investment income and net realized
gain on investments ................... $ (40,364) $ (7,981) $ (1,825) $ (222,556) $ (22) $ N/A $ (100) $ (49) $ (154) $ (73,700)
Total Dividends and Distributions
$ (40,364) $ (7,981) $ (1,825) $ (222,556) $ (22) $ N/A $ (100) $ (49) $ (154) $ (73,700)
Year Ended August 31, 2021
(a)
From net investment income and net realized
gain on investments ................... $ (36,063) $ (10,211) $ (1,762) $ (220,025) $ (23) $ (30) $ (80) $ (39) $ (157) $ (71,357)
Total Dividends and Distributions
$ (36,063) $ (10,211) $ (1,762) $ (220,025) $ (23) $ (30) $ (80) $ (39) $ (157) $ (71,357)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund,
Bond Market Index Fund, Diversified Real Asset Fund, Edge MidCap Fund, Global Multi-Strategy Fund, International Equity Index Fund,
International Small Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund,
Small-MidCap Growth Fund, and Spectrum Preferred and Capital Securities Income Fund, series of the Fund, (known as the "Funds") are presented herein. The Funds may offer up to nine classes of shares: Class A, Class C, Class J, Institutional, R-1, R-3, R-4, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective February 23, 2021, Class C shares discontinued operations and converted into Class A shares for Diversified Real Asset Fund and
Global Multi-Asset Strategy Fund.
Effective February 23, 2021, Class A shares discontinued operations for International Small Company Fund.
Effective March 1, 2021, Class R-2 shares discontinued operations and converted into Class R-3 shares for all Funds.
Effective June 24, 2022, Class R-4 shares discontinued operations for Diversified Real Asset Fund.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund's Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund's closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of August
31, 2022:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Diversified Real Asset Fund
Euro 10 .0%
International Equity Index Fund
Euro 29 .1%
Japanese Yen 22 .1
British Pound Sterling 14 .9
Swiss Franc 10 .1
Australian Dollar 7 .9
International Small Company Fund
Japanese Yen 26 .0%
British Pound Sterling 17 .6
Euro 16 .5
Canadian Dollar 13 .5
Australian Dollar 8 .0
Origin Emerging Markets Fund
Hong Kong Dollar 20 .8%
New Taiwan Dollar 15 .3
Chinese Renminbi 12 .7
South Korean Won 11 .1
Indian Rupee 10 .1
Brazilian Real 7 .9
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies (collectively, “Underlying Funds”) in which they invest. Because the Underlying
Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, inverse floating rate securities
(“Inverse Floaters”), options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and redemptions-in-kind. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. During the year ended August 31, 2022, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any tax reclaims received are included in dividend income on the statements of operations.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations.
Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund and any accrued foreign tax liability are shown on the statements of assets and liabilities. At August 31, 2022, Origin Emerging Markets Fund had a foreign tax refund receivable of $801,000 and an accrued foreign tax liability of $3,533,000.
Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25%
of their total assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman
Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective
Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated
Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries' investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman
Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

holdings of Diversified Real Asset Fund and its Cayman subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman subsidiary. The consolidated financial statements for
Diversified Real Asset Fund include the accounts of Diversified Real Asset Fund and its Cayman subsidiary and the consolidated financial statements for Global Multi-Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At August 31, 2022, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management expects the impact of the ASU will not have a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject
to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission ( the "SEC"), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Effective April 18, 2022, interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds
Rate or (ii) the secured overnight financing rate plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Prior to April 18, 2022, the bank loan rate equaled the higher of (i)
the Federal Funds Rate or (ii) the One Month LIBOR rate plus the applicable margin of 1.25%. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. As of August 31, 2022, Opportunistic Municipal Fund had outstanding borrowings of $375,000 from the Facility.
There were no outstanding loans to the Facility as of August 31, 2022.
During the year ended August 31, 2022, Funds lending to the Facility were as follows (amounts in thousands):
Net Assets
Percent of Consolidated Fund's
Net Assets
DRA Cayman Corporation $ 702,785 15.18%
GMS Cayman Corporation 9,758 2.03
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 335 1.07%
Bond Market Index Fund 281 1.10
Diversified Real Asset Fund 778 1.19
Edge MidCap Fund 38 0.78
Global Multi-Strategy Fund 73 0.96
International Equity Index Fund 7 1.08
International Small Company Fund 153 1.55
Origin Emerging Markets Fund 202 0.97
Small-MidCap Dividend Income Fund 292 1.17
Small-MidCap Growth Fund 1 1.53
Spectrum Preferred and Capital Securities Income Fund 328 1.34
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

During the year ended August 31, 2022, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $250 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Prior to April 18, 2022, Diversified Real Asset Fund
did not participate in the line of credit as the lender was a single bank affiliated to one of its sub-advisors. Effective April 18, 2022, the line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Effective
April 18, 2022, interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the
Adjusted SOFR plus 1.00%. Prior to April 18, 2022, interest was charged at an annual rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.25%. If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The Funds did not borrow against the line of credit during the year ended August 31, 2022.
Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated
maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and
economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features,
CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 2,415 1.08%
Global Multi-Strategy Fund 89 0.90
International Equity Index Fund 192 0.99
International Small Company Fund 571 0.71
Opportunistic Municipal Fund 127 1.83
Origin Emerging Markets Fund 3,617 0.79
Spectrum Preferred and Capital Securities Income Fund 1,525 1.55
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
As of August 31, 2022, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Real Asset Fund
Bank of America NA
Foreign Currency Contracts $ 11 $ — $ 11
Total Return Swaps — (22) (22)
$ 11 $ (22) $ (11) $ — $ (11)
Barclays Bank PLC
Written Interest Rate Swaptions — (1,198) (1,198)
$ — $ (1,198) $ (1,198) $ — $ (1,198)
BNP Paribas
Foreign Currency Contracts 13 (3) 10
$ 13 $ (3) $ 10 $ — $ 10
Citigroup Inc
Foreign Currency Contracts 31 — 31
Purchased Options — — —
Total Return Swaps — (24) (24)
$ 31 $ (24) $ 7 $ (7) $ —
Deutsche Bank AG
Written Interest Rate Swaptions — (1,287) (1,287)
$ — $ (1,287) $ (1,287) $ — $ (1,287)
JPMorgan Chase
Foreign Currency Contracts 13 — 13
Purchased Interest Rate Swaptions 733 — 733
Purchased Options — — —
Written Interest Rate Swaptions — (316) (316)
Written Options — — —
$ 746 $ (316) $ 430 $ — $ 430
Morgan Stanley & Co
Purchased Options 71 — 71
Written Options — (3) (3)
$ 71 $ (3) $ 68 $ (13) $ 55
UBS AG
Total Return Swaps — (4) (4)
$ — $ (4) $ (4) $ — $ (4)
Total OTC $ 872 $ (2,857) $ (1,985) $ (2,005)
Global Multi-Strategy Fund
Bank of America NA
Foreign Currency Contracts 3,799 (2,013) 1,786
$ 3,799 $ (2,013) $ 1,786 $ (710) $ 1,076
Barclays Bank PLC
Foreign Currency Contracts 3 — 3
$ 3 $ — $ 3 $ — $ 3
BNP Paribas
Foreign Currency Contracts 303 — 303
$ 303 $ — $ 303 $ — $ 303
Citigroup Inc
Foreign Currency Contracts 5 (12) (7)
$ 5 $ (12) $ (7) $ 7 $ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended August 31,
2022, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
As of August 31, 2022, deposits with counterparty were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Global Multi-Strategy Fund (continued)
Credit Agricole CIB
Foreign Currency Contracts $ — $ (44) $ (44)
$ — $ (44) $ (44) $ — $ (44)
Deutsche Bank AG
Foreign Currency Contracts — (29) (29)
$ — $ (29) $ (29) $ — $ (29)
Goldman Sachs & Co
Equity Basket Swaps — (537) (537)
Foreign Currency Contracts 175 (12) 163
$ 175 $ (549) $ (374) $ 310 $ (64)
JPMorgan Chase
Equity Basket Swaps — (444) (444)
Foreign Currency Contracts 456 (125) 331
$ 456 $ (569) $ (113) $ 113 $ —
Merrill Lynch
Foreign Currency Contracts 4 — 4
$ 4 $ — $ 4 $ — $ 4
Morgan Stanley & Co
Credit Default Swaps 41 — 41
Equity Basket Swaps 8,441 — 8,441
$ 8,482 $ — $ 8,482 $ — $ 8,482
Toronto Dominion Bank
Foreign Currency Contracts 308 — 308
$ 308 $ — $ 308 $ — $ 308
Total OTC $ 13,535 $ (3,216) $ 10,319 $ 10,039
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives) Shorts
Total Deposits
with Counterparty
Diversified Real Asset Fund $ 3,733 $ — $ — $ 3,733
Global Multi-Strategy Fund 12,112 1,763 35,418 49,293
International Equity Index Fund 82 — — 82
Spectrum Preferred and Capital Securities Income Fund 12,435 — — 12,435
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of August 31, 2022, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held . Opportunistic Municipal Fund has entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (Inverse Floaters) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statements of assets and liabilities. The fund holds the "floating rate notes issued" in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of year end , the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balance of the "floating rate notes issued" as of  August 31,
2022  was $7,032,000. The average outstanding balance for the liability during the year ended  August 31, 2022 was $8,366,000 at a weighted average annual interest rate of 1.10%. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
ISDA (OTC
Derivatives)
Diversified Real Asset Fund $ 40
Global Multi-Strategy Fund 930
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy
Fund. Spectrum Preferred and Capital Securities Income Fund uses long and short U.S. Treasury futures and options on those listed U.S.
Treasury future contracts to mitigate interest rate volatility and for income generation. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Options Contracts. During the year, certain of the Funds wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments.
Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the commitments are typically categorized as Level 2 within the disclosure hierarchy. As of August 31, 2022, the Funds had no unfunded commitments in connection with PIPEs.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty.
Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Reverse Repurchase Agreements. Global Multi-Strategy Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money.
While a reverse repurchase agreement is outstanding, the fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties that the sub-advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The fund may hold reverse repurchase agreements in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. Global Multi-Strategy Fund did not enter into any reverse repurchase agreements during the year ended August 31, 2022 .
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.
Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate (or such successor if no longer available).
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of August 31, 2022, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. Certain of the Funds entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security.
The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities.
The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. Equity basket swaps are valued using the closing price of each of the underlying securities multiplied by the holdings of each equity security.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Diversified Real Asset Fund $ 253 $ (7)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of August 31, 2022 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds
can be found at www.Principalam.com. As of August 31, 2022, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned
Percentage of
Outstanding Shares
Owned
Blue Chip Fund 38.04%
Bond Market Index Fund 90.43
Diversified Real Asset Fund 14.65
International Equity Index Fund 56.44
International Small Company Fund 91.25
Origin Emerging Markets Fund 45.99
Small-MidCap Dividend Income Fund 8.29
Spectrum Preferred and Capital Securities Income Fund 9.78
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives August 31, 2022 Liability Derivatives August 31, 2022
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity Contracts Investment in securities-at value, Receivables, Total distributable earnings (accumulated loss)
$ 9,858
*
Payables, Total distributable earnings (accumulated loss)
$ 21,226
*
Foreign Exchange Contracts Investment in securities-at value, Receivables
$ 84
Payables
$ 6
Interest Rate Contracts Investment in securities-at value, Receivables, Total distributable earnings (accumulated loss)
$ 1,938
*
Payables, Total distributable earnings (accumulated loss)
$ 3,998
*
Total
$ 11,880
*
$ 25,230
*
Global Multi-Strategy Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 857
*
Payables, Total distributable earnings (accumulated loss)
$ 958
*
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 420
*
Payables, Total distributable earnings (accumulated loss)
$ —
Equity Contracts Investment in securities-at value, Receivables, Total distributable earnings (accumulated loss)
$ 9,550
*
Payables, Total distributable earnings (accumulated loss)
$ 2,814
*
Foreign Exchange Contracts Receivables
$ 5,108
*
Payables
$ 2,235
Interest Rate Contracts Investment in securities-at value, Receivables, Total distributable earnings (accumulated loss)
$ 653
*
Payables, Total distributable earnings (accumulated loss)
$ 635
*
Total
$ 16,588 $ 6,642
International Equity Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 86
*
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,212
*
Payables, Total distributable earnings (accumulated loss)
$ 369
*
Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Diversified Real Asset Fund
Commodity Contracts
Investment transactions/Investments*
$ (113) $ (352)
Futures contracts
$ 169,016 $ (18,589)
Options and swaptions
$ 162 $ (64)
Swap agreements
$ (21,327) $ (50)
Foreign Exchange Contracts
Investment transactions/Investments*
$ (3) $ (21)
Foreign currency contracts
$ 1,406 $ (114)
Options and swaptions
$ 11 $ 9
Interest Rate Contracts
Investment transactions/Investments*
$ 627 $ 117
Futures contracts
$ 4,060 $ 227
Options and swaptions
$ (1,777) $ (473)
Swap agreements
$ 927 $ (1,197)
Total $ 152,989 $ (20,507)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended August
31, 2022 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Global Multi-Strategy Fund
Commodity Contracts
Futures contracts
$ 10,826 $ (748)
Credit Contracts
Swap agreements
$ 156 $ 441
Equity Contracts
Investment transactions/Investments*
$ (1,066) $ 106
Futures contracts
$ 3,691 $ (2,142)
Options and swaptions
$ 1,888 $ (101)
Swap agreements
$ (4,726) $ 8,078
Foreign Exchange Contracts
Futures contracts
$ 307 $ 61
Foreign currency contracts
$ 6,057 $ 3,598
Interest Rate Contracts
Investment transactions/Investments*
$ — $ 11
Futures contracts
$ 7,023 $ 194
Options and swaptions
$ — $ (1)
Swap agreements
$ 1,785 $ (349)
Total $ 25,941 $ (9,148)
International Equity Index Fund
Equity Contracts
Futures contracts
$ (375) $ (79)
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts
Investment transactions/Investments*
$ (2,903) $ 24
Futures contracts
$ 16,097 $ 1,674
Options and swaptions
$ 8,520 $ 37
Total $ 21,714 $ 1,735
*Investment transactions includes purchased options and/or purchased swaptions.
Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long
$ 696,765
Futures - Short
203,969
Purchased Options
447
Total Return Swaps - Receive Positive Return
511,574
Written Options
487
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
7,096
Foreign Currency Contracts - Contracts to Deliver
14,813
Purchased Options
10,031
Written Options
6,885
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
100,957
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
173,804
Futures - Long
64,872
Futures - Short
72,684
Purchased Interest Rate Swaptions
66,532
Purchased Options
532
Written Interest Rate Swaptions
288,482
Written Options
692
Global Multi-Strategy Fund
Commodity Contracts
Futures - Long
39,309
Futures - Short
15,965
Credit Contracts
Credit Default Swaps – Buy Protection
6,854
Credit Default Swaps – Sell Protection
9,700
Exchange Cleared Credit Default Swaps – Buy Protection
7,474
Exchange Cleared Credit Default Swaps – Sell Protection
870
Equity Contracts
Futures - Long
25,403
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Contract Type Derivative Type Average Notional
Global Multi-Strategy Fund (continued)
Futures - Short
$ 36,698
Purchased Options
366
Total Return Equity Basket Swaps
116,586
Written Options
341
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
118,053
Foreign Currency Contracts - Contracts to Deliver
191,735
Futures - Long
1,817
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
40,893
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
59,206
Futures - Long
55,133
Futures - Short
206,974
Interest Rate Swaps - Pay Floating Rate
7,674
Interest Rate Swaps - Receive Floating Rate
7,674
Purchased Options
18
Total Return Swaps - Receive Positive Return
619
Written Options
15
International Equity Index Fund
Equity Contracts
Futures - Long
1,962
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts
Futures - Short
203,662
Purchased Options
1,808
Written Options
225
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of August 31, 2022 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 8,692,669 $ — $ — $ 8,692,669
Investment Companies 51,890 — — 51,890
Total investments in securities $ 8,744,559 $ — $ — $ 8,744,559
Bond Market Index Fund
Bonds* — 521,386 — 521,386
Investment Companies 317,380 — — 317,380
Municipal Bonds* — 3,499 — 3,499
U.S. Government & Government Agency Obligations* — 1,261,252 — 1,261,252
Total investments in securities $ 317,380 $ 1,786,137 $ — $ 2,103,517
Diversified Real Asset Fund
Bonds* — 16,841 — 16,841
Common Stocks
Basic Materials 124,103 49,855 — 173,958
Communications — 3,539 — 3,539
Consumer, Cyclical 14,169 4,190 — 18,359
Consumer, Non-cyclical 110,658 144,533 4 255,195
Energy 496,726 72,287 — 569,013
Financial 429,044 190,155 — 619,199
Industrial 99,359 228,905 23 328,287
Technology 9,443 1,312 57 10,812
Utilities 396,280 375,003 — 771,283
Convertible Preferred Stocks
Technology — 43 — 43
Investment Companies 370,494 — — 370,494
Preferred Stocks
Industrial — 294 — 294
Senior Floating Rate Interests* — 236,530 — 236,530
U.S. Government & Government Agency Obligations* — 1,574,310 — 1,574,310
Purchased Options 476 71 — 547
Purchased Interest Rate Swaptions — 733 — 733
Total investments in securities $ 2,050,752 $ 2,898,601 $ 84 $ 4,949,437
Derivative Assets
Commodity Contracts
Futures** 9,803 — — 9,803
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund (continued)
Foreign Exchange Contracts
Foreign Currency Contracts $ — $ 68 $ — $ 68
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 432 — 432
Futures** 297 — — 297
Derivative Liabilities
Commodity Contracts
Futures** (21, 027 ) (5) — (21, 032 )
Total Return Swaps — (50) — (50)
Written Options (144) — — (144)
Foreign Exchange Contracts
Foreign Currency Contracts — (3) — (3)
Written Options — (3) — (3)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (880) — (880)
Futures** (139) — — (139)
Interest Rate Swaptions — (2,801) — (2,801)
Written Options (178) — — (178)
Edge MidCap Fund
Common Stocks
Basic Materials 3,387 — — 3,387
Communications 2,989 1,102 — 4,091
Consumer, Cyclical 11,882 — — 11,882
Consumer, Non-cyclical 19,261 — — 19,261
Energy 5,372 — — 5,372
Financial 20,623 — — 20,623
Industrial 21,348 — — 21,348
Technology 16,046 — — 16,046
Utilities 6,308 — — 6,308
Investment Companies 1,662 — — 1,662
Total investments in securities $ 108,878 $ 1,102 $ — $ 109,980
Global Multi-Strategy Fund
Bonds* — 134,097 153 134,250
Common Stocks
Basic Materials 5,572 1,703 — 7,275
Communications 17,025 703 — 17,728
Consumer, Cyclical 12,302 4,651 — 16,953
Consumer, Non-cyclical 26,198 12,184 — 38,382
Diversified 9,017 3,177 — 12,194
Energy 6,792 546 — 7,338
Financial 20,425 4,742 25 25,192
Industrial 16,416 6,163 — 22,579
Technology 25,937 2,322 337 28,596
Utilities 4,859 1,023 — 5,882
Convertible Bonds* — 4,148 — 4,148
Convertible Preferred Stocks
Communications — 610 — 610
Energy 21 — 120 141
Technology 96 — — 96
Investment Companies 121,905 — — 121,905
Preferred Stocks
Consumer, Cyclical 49 — — 49
Industrial 35 — — 35
Senior Floating Rate Interests* — 254 4 258
U.S. Government & Government Agency Obligations* — 10,009 — 10,009
Purchased Options 782 — — 782
Total investments in securities $ 267,431 $ 186,332 $ 639 $ 454,402
Short Sales
Common Stocks
Basic Materials (2,183) (1,115) — (3,298)
Communications (1,360) (758) — (2,118)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Common Stocks (continued)
Consumer, Cyclical $ (1,721) $ (1,356) $ — $ (3,077)
Consumer, Non-cyclical (2,539) (3,667) — (6,206)
Energy (651) (518) — (1,169)
Financial (1,669) (3,336) — (5,005)
Industrial (2,782) (5,060) — (7,842)
Technology (3,323) (1,042) — (4,365)
Utilities (144) (754) — (898)
Preferred Stocks
Consumer, Non-cyclical — (316) — (316)
U.S. Government & Government Agency Obligations — (73) — (73)
Total Short Sales $ (16,372) $ (17,995) $ — $ (34,367)
Derivative Assets
Credit Contracts
Credit Default Swaps — 41 — 41
Exchange Cleared Credit Default Swaps** — 379 — 379
Commodity Contracts
Futures** 857 — — 857
Equity Contracts
Futures** 292 — — 292
Total Return Equity Basket Swaps — 8,441 — 8,441
Foreign Exchange Contracts
Foreign Currency Contracts — 5,053 — 5,053
Futures** 55 — — 55
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 146 — 146
Futures** 542 — — 542
Derivative Liabilities
Commodity Contracts
Futures** (958) — — (958)
Equity Contracts
Futures** (1,324) — — (1,324)
Written Options (509) — — (509)
Total Return Equity Basket Swaps — (981) — (981)
Foreign Exchange Contracts
Foreign Currency Contracts — (2,235) — (2,235)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (308) — (308)
Futures** (314) — — (314)
Written Options (13) — — (13)
International Equity Index Fund
Common Stocks
Basic Materials — 63,155 — 63,155
Communications 2,098 49,106 — 51,204
Consumer, Cyclical — 123,281 — 123,281
Consumer, Non-cyclical 1,421 252,582 — 254,003
Diversified — 2,063 — 2,063
Energy — 48,774 — 48,774
Financial 626 191,747 — 192,373
Industrial 215 125,117 — 125,332
Technology 1,284 52,608 — 53,892
Utilities — 31,627 — 31,627
Investment Companies 72,535 — — 72,535
Preferred Stocks
Consumer, Cyclical — 2,916 — 2,916
Consumer, Non-cyclical — 812 — 812
Industrial — 715 — 715
Total investments in securities $ 78,179 $ 944,503 $ — $ 1,022,682
Derivative Liabilities
Equity Contracts
Futures** (86) — — (86)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Small Company Fund
Common Stocks
Basic Materials $ 15,455 $ 31,213 $ — $ 46,668
Communications 2,979 26,553 — 29,532
Consumer, Cyclical 8,044 80,436 — 88,480
Consumer, Non-cyclical 7,031 87,898 — 94,929
Diversified — 3,631 — 3,631
Energy 20,509 10,540 — 31,049
Financial 11,995 132,802 — 144,797
Industrial 13,044 118,267 — 131,311
Technology 21,477 61,431 — 82,908
Utilities 17,865 14,710 — 32,575
Investment Companies 37,991 — — 37,991
Total investments in securities $ 156,390 $ 567,481 $ — $ 723,871
Opportunistic Municipal Fund
Investment Companies 189 — — 189
Municipal Bonds* — 145,544 130 145,674
Total investments in securities $ 189 $ 145,544 $ 130 $ 145,863
Origin Emerging Markets Fund
Common Stocks
Basic Materials 33,483 216,249 — 249,732
Communications 77,222 133,269 — 210,491
Consumer, Cyclical 11,990 85,967 — 97,957
Consumer, Non-cyclical 55,131 75,798 — 130,929
Energy 7,008 134,394 — 141,402
Financial 88,419 490,022 — 578,441
Industrial — 209,746 — 209,746
Technology 66,459 431,194 — 497,653
Utilities — 46,619 — 46,619
Investment Companies 81,840 — — 81,840
Preferred Stocks 45,350 — — 45,350
Total investments in securities $ 466,902 $ 1,823,258 $ — $ 2,290,160
Small-MidCap Dividend Income Fund
Common Stocks* 1,047,181 — — 1,047,181
Investment Companies 13,815 — — 13,815
Total investments in securities $ 1,060,996 $ — $ — $ 1,060,996
Small-MidCap Growth Fund
Common Stocks* 8,609 — — 8,609
Investment Companies 351 — — 351
Total investments in securities $ 8,960 $ — $ — $ 8,960
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 5,732,185 — 5,732,185
Convertible Preferred Stocks
Financial 41,953 — — 41,953
Investment Companies 71,351 — — 71,351
Preferred Stocks
Communications 41,038 — — 41,038
Consumer, Non-cyclical — 23,394 — 23,394
Financial 361,059 15,279 — 376,338
Government — 59,046 — 59,046
Utilities 67,020 — — 67,020
Total investments in securities $ 582,421 $ 5,829,904 $ — $ 6,412,325
Derivative Assets
Interest Rate Contracts
Futures** 1,212 — — 1,212
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the year , there were no Funds which had a significant Level 3 balance. During the year , there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:
In addition to the management fee, R-1, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%,
.25%, and .25% and the annual rates for the administrative service fee are .28%, .07%, .03%, and .01% for R-1, R-3, R-4, and R-5,
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Spectrum Preferred and Capital Securities Income Fund (continued)
Interest Rate Contracts (continued)
Derivative Liabilities
Interest Rate Contracts
Written Options $ (369) $ — $ — $ (369)
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
Edge MidCap Fund .70% .68% .66% .65%
International Small Company Fund 1.05 1.03 1.01 1.00
Opportunistic Municipal Fund .50 .48 .46 .45
Small-MidCap Growth Fund .70 .68 .66 .65
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Diversified Real Asset Fund .85% .83% .81% .80% .79% .78%
Global Multi-Strategy Fund 1.60 1.58 1.56 1.55 1.54 1.53
Origin Emerging Markets Fund 1.05 1.03 1.01 1.00 0.99 0.98
Small-MidCap Dividend Income Fund .79 .77 .75 .74 .73 .72
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Blue Chip Fund (Prior to December 31, 2021) .65% .63% .61% .60% .59% .58% .58%
Blue Chip Fund (Effective December 31, 2021) .65 .63 .61 .60 .59 .58 .57
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Next $2
billion
Next $3
billion
Over $10
billion
Spectrum Preferred and Capital Securities Income Fund
(Prior to December 31, 2021)
.75% .73% .71% .70% .69% .68% .67% .67% .67%
Spectrum Preferred and Capital Securities Income Fund
(Effective December 31, 2021)
.75 .73 .71 .70 .69 .68 .67 .66 .65
All Net Assets
Bond Market Index Fund .14%
International Equity Index Fund .25
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

respectively. Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the
Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.
The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year  are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
# Prior to December 31, 2021, there was no contractual limit.
^ Prior to December 31, 2021, the contractual expense limit was 1.20%.
* Prior to December 31, 2021, the contractual expense limit was 1.60%.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
Period from September 1, 2021 through August 31, 2022
Class A Class C Class J Institutional Expiration
Blue Chip Fund
N/A N/A N/A .66% December 30, 2022
Bond Market Index Fund
N/A N/A .54%# N/A December 30, 2022
Diversified Real Asset Fund
1.20% N/A N/A .83 December 30, 2022
Edge MidCap Fund
1.10 N/A N/A .77 December 30, 2022
Global Multi-Strategy Fund
N/A N/A N/A 1.63 December 30, 2022
International Equity Index Fund
N/A N/A N/A .31 December 30, 2022
International Small Company Fund
N/A N/A N/A 1.15^ December 30, 2022
Opportunistic Municipal Fund
.84 N/A N/A .56 December 30, 2022
Origin Emerging Markets Fund
1.55* N/A N/A 1.20 December 30, 2022
Small-MidCap Dividend Income Fund
1.12 1.87% N/A .85 December 30, 2022
Small-MidCap Growth Fund
N/A N/A N/A .83 December 30, 2022
Spectrum Preferred and Capital Securities Income Fund
N/A N/A N/A .81 December 30, 2022
Period from September 1, 2021 through August 31, 2022
R-6 Expiration
Blue Chip Fund .01% December 30, 2021
Diversified Real Asset Fund .02 December 30, 2022
Edge MidCap Fund .02** December 30, 2023
Global Multi-Strategy Fund .02 December 30, 2022
International Equity Index Fund .04 December 30, 2022
International Small Company Fund .04 December 30, 2022
Origin Emerging Markets Fund .04 December 30, 2021
Small-MidCap Dividend Income Fund .02 December 30, 2022
** Prior to August 24, 2022, there was no contractual limit.
Period from September 1, 2021 through August 31, 2022
Expiration
Blue Chip Fund .030%# December 30, 2022
Bond Market Index Fund .015 December 30, 2022
Diversified Real Asset Fund .050 December 30, 2022
Edge MidCap Fund .050 December 30, 2022
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

# Prior to December 31, 2021, the contractual limit was .04%.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, R-1, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds
Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .25%, and .10% for Class A,
Class C, Class J, R-1, R-3, and R-4 classes of shares, respectively.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .13% for Class J shares. The voluntary expense limit may be terminated at any time.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund,
and Spectrum Preferred and Capital Securities Income Fund, and 5.50% for Blue Chip Fund, Edge MidCap Fund, Origin Emerging Markets
Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the year ended
August 31, 2022, were as follows (amounts in thousands):
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At August 31, 2022, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Financial Services, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust
Company (an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Period from September 1, 2021 through August 31, 2022
Expiration
Global Multi-Strategy Fund .040 December 30, 2022
Opportunistic Municipal Fund .060 December 30, 2022
Class A Class C Class J
Blue Chip Fund $ 738 $ 32 $ 20
Bond Market Index Fund N/A N/A 1
Diversified Real Asset Fund 56 N/A N/A
Edge MidCap Fund 32 N/A N/A
Global Multi-Strategy Fund 3 N/A N/A
Opportunistic Municipal Fund 7 N/A N/A
Origin Emerging Markets Fund 7 N/A N/A
Small-MidCap Dividend Income Fund 34 2 N/A
Spectrum Preferred and Capital Securities Income Fund 200 32 2
Institutional R-5 R-6
Blue Chip Fund 498 – 35,716
Bond Market Index Fund 1,221 – N/A
Diversified Real Asset Fund 585 1 10,216
Edge MidCap Fund 165 N/A –
Global Multi-Strategy Fund 12 N/A 1,197
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $83,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended August 31, 2022 .
6. Investment Transactions
For the year ended August 31, 2022, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the year ended August 31, 2022, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
Edge MidCap Fund had in-kind redemptions to other series of the Fund and affiliates of the Manager during the year ended August 31, 2022.
The in-kind redemptions resulted in distributions of securities with a value of $298,317,000 and realized gains of $52,296,000. The realized gains are included in net realized gain (loss) from investment transactions on the statements of operations.
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2022 and August 31,
2021 were as follows (amounts in thousands):
Institutional R-5 R-6
International Equity Index Fund – – 36,045
International Small Company Fund 138 N/A 332
Opportunistic Municipal Fund 59 N/A N/A
Origin Emerging Markets Fund 60 N/A 113,615
Small-MidCap Dividend Income Fund 72 N/A 497
Small-MidCap Growth Fund 764 N/A N/A
Spectrum Preferred and Capital Securities Income Fund – – 4,016
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 2,933,237 $ 2,362,873 $ — $ —
Bond Market Index Fund 1,190,159 654,175 — —
Diversified Real Asset Fund 3,092,551 3,109,069 — —
Edge MidCap Fund 75,183 474,855 — —
Global Multi-Strategy Fund 461,564 502,237 111,277 85,274
International Equity Index Fund 239,016 224,940 — —
International Small Company Fund 576,723 739,571 — —
Opportunistic Municipal Fund 87,213 90,902 — —
Origin Emerging Markets Fund 1,472,841 2,023,294 — —
Small-MidCap Dividend Income Fund 273,924 246,504 — —
Small-MidCap Growth Fund 15,815 16,069 — —
Spectrum Preferred and Capital Securities Income Fund 1,125,877 1,752,643 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Bond Market Index Fund $ 970,574 $ 446,120 $ — $ —
Diversified Real Asset Fund 656,287 933,391 — —
Global Multi-Strategy Fund 4,510 109 — 75
Ordinary Income Tax-Exempt Income^ Long-Term Capital Gain*
2022 2021 2022 2021 2022 2021
Blue Chip Fund $ 81,670 $ 44,704 $ — $ — $ 625,856 $ 228,535
Bond Market Index Fund 17,934 63,068 — — — 68,395
Diversified Real Asset Fund 274,667 17,546 — — 51,698 —
Edge MidCap Fund 19,208 12,421 — — 121,017 34,845
Global Multi-Strategy Fund 13,506 12,889 — — 8,044 —
International Equity Index Fund 38,588 24,413 — — 22,480 2,602
International Small Company Fund 16,651 12,895 — — 82,775 —
Opportunistic Municipal Fund 31 10 5,844 5,098 — —
Origin Emerging Markets Fund 74,003 17,592 — — 68,186 —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

^ The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2022, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, inverse floating rate securities, contingent convertible bonds, short sales, and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of August 31, 2022, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended August 31, 2022 , the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable
Ordinary Income Tax-Exempt Income^ Long-Term Capital Gain*
2022 2021 2022 2021 2022 2021
Small-MidCap Dividend Income Fund $ 13,607 $ 18,307 $ — $ — $ — $ —
Small-MidCap Growth Fund 1,503 600 — — 1,495 188
Spectrum Preferred and Capital Securities Income Fund 346,751 339,747 — — — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ — $ — $ 57,172 $ — $ 1,627,988 $ — $ 1,685,160
Bond Market Index Fund 14,015 — — (12,988) (97,430) — (96,403)
Diversified Real Asset Fund 186,082 — 228,978 — (166,536) (24) 248,500
Edge MidCap Fund 2,411 — 9,606 — (4,426) — 7,591
Global Multi-Strategy Fund 16,151 — 25,066 — (31,196) (1,679) 8,342
International Equity Index Fund 19,694 — — (2,327) 7,163 — 24,530
International Small Company Fund 5,776 — — (22,219) (83,712) — (100,155)
Opportunistic Municipal Fund — 74 — (9,963) (9,925) (190) (20,004)
Origin Emerging Markets Fund 68,990 — — (236,909) (533,788) — (701,707)
Small-MidCap Dividend Income Fund 10,715 — 34,129 — 236,478 — 281,322
Small-MidCap Growth Fund — — — (1,127) 566 — (561)
Spectrum Preferred and Capital Securities Income Fund 5,350 — — (25,971) (611,827) 57,928 (574,520)
Short-Term Long-Term Total
Bond Market Index Fund $ 8,948 $ 4,040 $ 12,988
Opportunistic Municipal Fund 7,985 1,978 9,963
Origin Emerging Markets Fund 236,909 — 236,909
Spectrum Preferred and Capital Securities Income Fund 8,526 17,445 25,971
Utilized
Diversified Real Asset Fund $ 14,467
Small-MidCap Dividend Income Fund 10,166
Spectrum Preferred and Capital Securities Income Fund 20,879
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022

year subsequent to October 31 and December 31, respectively. As of August 31, 2022, the Funds intend to defer late-year capital and ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2022, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of August 31, 2022, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On June 14, 2022, the Fund’s Board of Directors approved the conversion of Class R-5 shares of Diversified Real Asset Fund into Class R-6 shares. Following the close of business, on or about January 13, 2023, Class R-5 shares of the Diversified Real Asset Fund will automatically convert into R-6 shares of the fund on the basis of the share classes’ relative net asset values on such date. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. There were no other items requiring adjustment of the financial statements or additional disclosure.
Late Year
Ordinary Loss
Post October
Capital Loss
International Equity Index Fund $ – $ 2,327
International Small Company Fund – 22,219
Small-MidCap Growth Fund 35 1,092
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (34,036) $ 34,036
Diversified Real Asset Fund 64,281 (64,281)
Edge MidCap Fund (90,945) 90,945
Global Multi-Strategy Fund 4,310 (4,310)
International Equity Index Fund (1) 1
International Small Company Fund 10 (10)
Origin Emerging Markets Fund 26 (26)
Small-MidCap Dividend Income Fund (3,527) 3,527
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Fund $ 2,223,150 $ (595,162) $ 1,627,988 $ 7,116,571
Bond Market Index Fund 249 (97,679) (97,430) 2,200,947
Diversified Real Asset Fund 228,938 (395,156) (166,218) 5,101,0 18
Edge MidCap Fund 9,155 (13,581) (4,426) 114,406
Global Multi-Strategy Fund 29,679 (60,859) (31,180) 460,379
International Equity Index Fund 188,531 (181,072) 7,459 1,015,137
International Small Company Fund 43,844 (127,401) (83,557) 807,428
Opportunistic Municipal Fund 2,117 (12,042) (9,925) 155,788
Origin Emerging Markets Fund 120,686 (654,672) (533,986) 2,824,146
Small-MidCap Dividend Income Fund 296,438 (59,960) 236,478 824,518
Small-MidCap Growth Fund 942 (376) 566 8,394
Spectrum Preferred and Capital Securities Income Fund 37,204 (649,031) (611,827) 7,024,995
7. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Fund
August 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 0.59% Shares Held Value (000's)
Money Market Funds - 0.59%
BlackRock Liquidity FedFund - Institutional
Class 2.03%
(a),(b)
8,415,001 $ 8,415
Principal Government Money Market Fund -
Institutional Class 2.13%
(a),(b),(c)
43,474,740 43,475
$ 51,890
TOTAL INVESTMENT COMPANIES $ 51,890
COMMON STOCKS - 99.79% Shares Held Value (000's)
Aerospace & Defense - 5.31%
TransDigm Group Inc 769,870 $ 462,222
Chemicals - 2.13%
Linde PLC 424,860 120,176
Sherwin-Williams Co/The 282,543 65,578
$ 185,754
Commercial Services - 7.91%
CoStar Group Inc
(d)
3,131,663 218,089
Moody's Corp 1,012,248 288,005
S&P Global Inc 519,729 183,038
$ 689,132
Distribution & Wholesale - 1.33%
Copart Inc
(d)
965,809 115,559
Diversified Financial Services - 11.68%
Brookfield Asset Management Reinsurance
Partners Ltd
(d)
62,308 3,000
Charles Schwab Corp/The 2,165,881 153,669
Mastercard Inc 1,352,757 438,794
Visa Inc 2,125,127 422,284
$ 1,017,747
Healthcare - Products - 5.44%
Danaher Corp 1,257,848 339,506
IDEXX Laboratories Inc
(d)
240,722 83,680
Intuitive Surgical Inc
(d)
244,602 50,324
$ 473,510
Insurance - 3.08%
Progressive Corp/The 2,188,200 268,383
Internet - 19.02%
Alphabet Inc - A Shares
(d)
924,280 100,026
Alphabet Inc - C Shares
(d)
4,286,045 467,822
Amazon.com Inc
(d)
5,685,703 720,776
Meta Platforms Inc
(d)
1,298,743 211,604
Netflix Inc
(d)
700,684 156,645
$ 1,656,873
Lodging - 2.09%
Hilton Worldwide Holdings Inc 1,430,797 182,226
Pharmaceuticals - 1.63%
Zoetis Inc 907,760 142,092
Private Equity - 6.65%
Brookfield Asset Management Inc
(e)
9,232,389 444,170
KKR & Co Inc 2,662,833 134,633
$ 578,803
REITs - 5.29%
American Tower Corp 1,682,836 427,525
SBA Communications Corp 102,881 33,462
$ 460,987
Retail - 3.41%
CarMax Inc
(d)
905,663 80,097
Costco Wholesale Corp 174,813 91,270
O'Reilly Automotive Inc
(d)
180,093 125,546
$ 296,913
Semiconductors - 0.37%
NVIDIA Corp 215,454 32,521
Software - 21.18%
Adobe Inc
(d)
1,037,329 387,380
Intuit Inc 675,521 291,676
Microsoft Corp 3,317,436 867,410
Roper Technologies Inc 498,827 200,818
Salesforce Inc
(d)
610,518 95,314
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Snowflake Inc - Class A
(d)
14,229 $ 2,575
$ 1,845,173
Transportation - 3.27%
Union Pacific Corp 1,268,425 284,774
TOTAL COMMON STOCKS $ 8,692,669
Total Investments $ 8,744,559
Other Assets and Liabilities -  (0.38)% (33,494)
TOTAL NET ASSETS - 100.00% $ 8,711,065
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $24,875 or 0.29% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 A ct (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $24,055 or 0.28% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 26.70%
Technology 21.55%
Communications 19.02%
Consumer, Non-cyclical 14.98%
Industrial 8.58%
Consumer, Cyclical 6.83%
Basic Materials 2.13%
Money Market Funds 0.59%
Other Assets and Liabilities
(0.38)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
August 31, 2022
See accompanying notes.

Affiliated Securities August 31, 2021 Purchases Sales August 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.13% $ 18,611 $ 1,325,147 $ 1,300,283 $ 43,475
$ 18,611 $ 1,325,147 $ 1,300,283 $ 43,475
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.13% $ 78 $ — $ — $ —
$ 78 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 16.59% Shares Held Value (000's)
Exchange-Traded Funds - 0.42%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
50,000 $ 5,463
Vanguard Short-Term Corporate Bond ETF
(a)
35,000 2,662
$ 8,125
Money Market Funds - 16.17%
BlackRock Liquidity FedFund - Institutional
Class 2.03%
(b),(c)
2,239,039 2,239
Principal Government Money Market Fund -
Institutional Class 2.13%
(b),(c),(d)
307,015,904 307,016
$ 309,255
TOTAL INVESTMENT COMPANIES $ 317,380
BONDS - 27.26%
Principal
Amount (000's) Value (000's)
Advertising - 0.01%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 48
Omnicom Group Inc
2.45%, 04/30/2030 155 131
2.60%, 08/01/2031 35 29
WPP Finance 2010
3.75%, 09/19/2024 75 74
$ 282
Aerospace & Defense - 0.52%
Boeing Co/The
1.95%, 02/01/2024 600 581
2.70%, 02/01/2027 110 100
2.75%, 02/01/2026 85 80
2.80%, 03/01/2024 200 195
2.95%, 02/01/2030 140 120
3.25%, 02/01/2028 685 622
3.50%, 03/01/2039 200 147
3.63%, 02/01/2031 85 75
3.95%, 08/01/2059 290 201
5.04%, 05/01/2027 315 314
5.71%, 05/01/2040 120 114
5.81%, 05/01/2050 505 484
5.88%, 02/15/2040 100 98
5.93%, 05/01/2060 350 334
General Dynamics Corp
1.15%, 06/01/2026 760 685
2.25%, 06/01/2031 640 555
3.25%, 04/01/2025 780 768
3.50%, 05/15/2025 235 234
4.25%, 04/01/2040 155 149
L3Harris Technologies Inc
1.80%, 01/15/2031 35 28
Lockheed Martin Corp
3.90%, 06/15/2032 75 74
4.07%, 12/15/2042 105 98
4.09%, 09/15/2052 162 151
4.15%, 06/15/2053 75 70
4.70%, 05/15/2046 75 75
Northrop Grumman Corp
3.20%, 02/01/2027 130 126
5.25%, 05/01/2050 600 630
Raytheon Technologies Corp
1.90%, 09/01/2031 155 125
2.38%, 03/15/2032 60 50
2.82%, 09/01/2051 150 105
3.03%, 03/15/2052 60 44
3.20%, 03/15/2024 1,375 1,361
4.05%, 05/04/2047 610 534
4.13%, 11/16/2028 270 264
4.70%, 12/15/2041 350 333
Teledyne Technologies Inc
0.95%, 04/01/2024 60 57
2.25%, 04/01/2028 60 52
$ 10,033
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture - 0.25%
Altria Group Inc
2.35%, 05/06/2025 $ 65 $ 62
2.45%, 02/04/2032 60 45
3.40%, 05/06/2030 125 108
3.70%, 02/04/2051 60 39
3.88%, 09/16/2046 410 284
4.00%, 02/04/2061 60 40
5.38%, 01/31/2044 375 331
5.80%, 02/14/2039 350 324
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 45
2.90%, 03/01/2032 130 117
BAT Capital Corp
2.26%, 03/25/2028 150 127
2.73%, 03/25/2031 150 120
2.79%, 09/06/2024 210 204
3.22%, 08/15/2024 700 684
3.46%, 09/06/2029 210 181
3.98%, 09/25/2050 390 265
4.39%, 08/15/2037 540 427
4.54%, 08/15/2047 400 292
BAT International Finance PLC
1.67%, 03/25/2026 150 134
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 50
Philip Morris International Inc
0.88%, 05/01/2026 85 76
1.75%, 11/01/2030 85 66
4.13%, 03/04/2043 300 236
Reynolds American Inc
4.45%, 06/12/2025 220 218
5.70%, 08/15/2035 50 46
5.85%, 08/15/2045 375 317
$ 4,838
Airlines - 0.03%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 121 106
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 273 237
Southwest Airlines Co
3.00%, 11/15/2026 80 76
5.25%, 05/04/2025 130 133
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 64 54
$ 606
Apparel - 0.01%
NIKE Inc
2.40%, 03/27/2025 155 150
3.25%, 03/27/2040 155 131
$ 281
Automobile Manufacturers - 0.49%
American Honda Finance Corp
0.55%, 07/12/2024 55 52
0.65%, 09/08/2023 150 145
1.20%, 07/08/2025 160 148
1.30%, 09/09/2026 60 54
2.25%, 01/12/2029 65 57
Cummins Inc
4.88%, 10/01/2043 25 25
General Motors Co
4.00%, 04/01/2025 120 118
4.20%, 10/01/2027 700 672
4.88%, 10/02/2023 80 80
5.15%, 04/01/2038 160 141
5.20%, 04/01/2045 85 72

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Co   (continued)
5.40%, 04/01/2048 $ 65 $ 57
5.95%, 04/01/2049 230 214
6.25%, 10/02/2043 305 294
General Motors Financial Co Inc
1.05%, 03/08/2024 810 769
1.20%, 10/15/2024 155 145
1.25%, 01/08/2026 655 577
1.50%, 06/10/2026 60 53
2.35%, 02/26/2027 240 213
2.35%, 01/08/2031 55 43
2.40%, 04/10/2028 60 51
2.40%, 10/15/2028 155 129
2.70%, 06/10/2031 60 47
3.80%, 04/07/2025 405 395
3.95%, 04/13/2024 940 933
4.00%, 10/06/2026 75 72
4.35%, 01/17/2027 110 106
5.25%, 03/01/2026 200 201
Honda Motor Co Ltd
2.53%, 03/10/2027 135 126
PACCAR Financial Corp
0.35%, 02/02/2024 60 57
1.80%, 02/06/2025 100 95
3.55%, 08/11/2025 65 64
Toyota Motor Corp
1.34%, 03/25/2026 115 105
Toyota Motor Credit Corp
0.45%, 01/11/2024 755 723
0.50%, 06/18/2024 660 624
0.80%, 10/16/2025 55 50
1.15%, 08/13/2027 160 139
1.65%, 01/10/2031 55 45
1.80%, 02/13/2025 155 147
1.90%, 01/13/2027 65 60
1.90%, 09/12/2031 660 545
2.00%, 10/07/2024 145 139
3.65%, 08/18/2025 355 352
4.45%, 06/29/2029 205 207
$ 9,341
Automobile Parts & Equipment - 0.02%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 160 134
BorgWarner Inc
4.38%, 03/15/2045 300 239
$ 373
Banks - 5.53%
Banco Santander SA
1.85%, 03/25/2026 400 356
2.75%, 05/28/2025 800 752
3.49%, 05/28/2030 200 171
4.18%, 03/24/2028
(e)
600 563
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%
5.29%, 08/18/2027 200 196
Bank of America Corp
0.81%, 10/24/2024
(e)
205 197
Secured Overnight Financing Rate + 0.74%
0.98%, 04/22/2025
(e)
815 768
Secured Overnight Financing Rate + 0.69%
0.98%, 09/25/2025
(e)
150 139
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(e)
310 282
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(e)
210 188
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(e)
115 102
Secured Overnight Financing Rate + 0.96%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
1.90%, 07/23/2031
(e)
$ 250 $ 197
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
205 162
Secured Overnight Financing Rate + 1.37%
2.02%, 02/13/2026
(e)
365 342
3 Month USD LIBOR + 0.64%
2.09%, 06/14/2029
(e)
60 51
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
115 92
Secured Overnight Financing Rate + 1.22%
2.46%, 10/22/2025
(e)
300 286
3 Month USD LIBOR + 0.87%
2.48%, 09/21/2036
(e)
870 674
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(e)
225 189
3 Month USD LIBOR + 0.99%
2.55%, 02/04/2028
(e)
255 231
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
260 213
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
175 145
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
465 333
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
75 51
Secured Overnight Financing Rate + 1.88%
2.88%, 10/22/2030
(e)
650 564
3 Month USD LIBOR + 1.19%
2.97%, 02/04/2033
(e)
130 109
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(e)
115 80
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(e)
700 623
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 350 330
3.31%, 04/22/2042
(e)
115 90
Secured Overnight Financing Rate + 1.58%
3.37%, 01/23/2026
(e)
700 677
3 Month USD LIBOR + 0.81%
3.38%, 04/02/2026
(e)
65 63
Secured Overnight Financing Rate + 1.33%
3.42%, 12/20/2028
(e)
500 463
3 Month USD LIBOR + 1.04%
3.46%, 03/15/2025
(e)
1,200 1,180
3 Month USD LIBOR + 0.97%
3.48%, 03/13/2052
(e)
630 489
Secured Overnight Financing Rate + 1.65%
3.84%, 04/25/2025
(e)
600 593
Secured Overnight Financing Rate + 1.11%
3.85%, 03/08/2037
(e)
700 602
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.95%, 01/23/2049
(e)
550 467
3 Month USD LIBOR + 1.19%
3.97%, 03/05/2029
(e)
75 71
3 Month USD LIBOR + 1.07%
3.97%, 02/07/2030
(e)
600 563
3 Month USD LIBOR + 1.21%
4.00%, 01/22/2025 90 89
4.33%, 03/15/2050
(e)
255 228
3 Month USD LIBOR + 1.52%
4.38%, 04/27/2028
(e)
175 171
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(e)
115 110
Secured Overnight Financing Rate + 1.83%

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
4.83%, 07/22/2026
(e)
$ 885 $ 887
Secured Overnight Financing Rate + 1.75%
5.00%, 01/21/2044 75 73
5.02%, 07/22/2033
(e)
135 134
Secured Overnight Financing Rate + 2.16%
5.88%, 02/07/2042 60 65
6.11%, 01/29/2037 250 265
Bank of Montreal
0.95%, 01/22/2027
(e)
55 49
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 160 151
3.09%, 01/10/2037
(e)
125 100
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.30%, 02/05/2024 350 347
3.70%, 06/07/2025 70 69
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 245 236
0.50%, 04/26/2024 150 143
0.75%, 01/28/2026 60 54
1.65%, 07/14/2028 245 212
1.80%, 07/28/2031 600 485
2.05%, 01/26/2027
(a)
65 60
2.50%, 01/26/2032 65 55
3.35%, 04/25/2025 65 64
3.99%, 06/13/2028
(e)
70 68
Secured Overnight Financing Rate + 1.15%
4.41%, 07/24/2026
(e)
65 65
Secured Overnight Financing Rate + 1.35%
Bank of Nova Scotia/The
0.55%, 09/15/2023 150 145
1.05%, 03/02/2026 60 54
1.30%, 06/11/2025 155 143
1.30%, 09/15/2026 260 231
1.45%, 01/10/2025 175 164
2.15%, 08/01/2031 60 49
4.50%, 12/16/2025 60 60
Barclays PLC
1.01%, 12/10/2024
(e)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
2.65%, 06/24/2031
(e)
750 595
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(e)
200 160
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 144
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.38%, 01/12/2026 380 372
4.97%, 05/16/2029
(e)
750 716
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(e)
800 787
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023 55 53
1.25%, 06/22/2026 60 54
3.30%, 04/07/2025 250 244
Citigroup Inc
0.78%, 10/30/2024
(e)
130 125
Secured Overnight Financing Rate + 0.69%
0.98%, 05/01/2025
(e)
385 362
Secured Overnight Financing Rate + 0.67%
1.12%, 01/28/2027
(e)
60 53
Secured Overnight Financing Rate + 0.77%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
1.28%, 11/03/2025
(e)
$ 295 $ 274
Secured Overnight Financing Rate + 0.53%
1.46%, 06/09/2027
(e)
885 781
Secured Overnight Financing Rate + 0.77%
2.01%, 01/25/2026
(e)
130 122
Secured Overnight Financing Rate + 0.69%
2.52%, 11/03/2032
(e)
155 125
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
200 164
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(e)
310 259
Secured Overnight Financing Rate + 2.11%
2.90%, 11/03/2042
(e)
60 44
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
150 131
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
130 110
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 875 836
3.35%, 04/24/2025
(e)
600 588
3 Month USD LIBOR + 0.90%
3.52%, 10/27/2028
(e)
125 116
3 Month USD LIBOR + 1.15%
3.70%, 01/12/2026 110 107
3.75%, 06/16/2024 400 400
3.79%, 03/17/2033
(e)
830 746
Secured Overnight Financing Rate + 1.94%
3.88%, 01/24/2039
(e)
220 191
3 Month USD LIBOR + 1.17%
4.13%, 07/25/2028 620 591
4.28%, 04/24/2048
(e)
100 90
3 Month USD LIBOR + 1.84%
4.30%, 11/20/2026 75 74
4.40%, 06/10/2025 600 597
4.45%, 09/29/2027 875 853
4.65%, 07/30/2045 115 105
4.66%, 05/24/2028
(e)
835 823
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(e)
165 161
Secured Overnight Financing Rate + 2.09%
6.68%, 09/13/2043 360 407
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 200
Cooperatieve Rabobank UA/NY
0.38%, 01/12/2024 250 238
3.88%, 08/22/2024 250 249
Credit Suisse AG/New York NY
0.50%, 02/02/2024 500 471
5.00%, 07/09/2027 500 487
Deutsche Bank AG/New York NY
2.13%, 11/24/2026
(e)
600 529
Secured Overnight Financing Rate + 1.87%
2.22%, 09/18/2024
(e)
300 289
Secured Overnight Financing Rate + 2.16%
4.10%, 01/13/2026 250 244
6.12%, 07/14/2026
(e)
700 700
Secured Overnight Financing Rate + 3.19%
Fifth Third Bancorp
4.06%, 04/25/2028
(e)
275 268
Secured Overnight Financing Rate + 1.36%
Goldman Sachs Group Inc/The
0.66%, 09/10/2024
(e)
115 110
Secured Overnight Financing Rate + 0.51%
0.86%, 02/12/2026
(e)
245 223
Secured Overnight Financing Rate + 0.61%

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
0.93%, 10/21/2024
(e)
$ 120 $ 115
Secured Overnight Financing Rate + 0.49%
1.09%, 12/09/2026
(e)
395 352
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(e)
115 102
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(e)
60 53
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(e)
235 209
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(e)
355 281
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(e)
85 69
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 590 505
2.62%, 04/22/2032
(e)
115 95
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
185 168
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(e)
760 624
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
115 84
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
210 179
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
60 46
Secured Overnight Financing Rate + 1.51%
3.27%, 09/29/2025
(e)
675 657
3 Month USD LIBOR + 1.20%
3.44%, 02/24/2043
(e)
200 158
Secured Overnight Financing Rate + 1.63%
3.50%, 01/23/2025 125 123
3.69%, 06/05/2028
(e)
890 841
3 Month USD LIBOR + 1.51%
3.75%, 02/25/2026 75 74
3.81%, 04/23/2029
(e)
75 70
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 110 107
4.00%, 03/03/2024 300 300
4.41%, 04/23/2039
(e)
175 159
3 Month USD LIBOR + 1.43%
4.48%, 08/23/2028
(e)
445 434
Secured Overnight Financing Rate + 1.73%
4.75%, 10/21/2045 750 707
5.15%, 05/22/2045 450 428
6.25%, 02/01/2041 220 246
6.75%, 10/01/2037 300 333
HSBC Holdings PLC
1.65%, 04/18/2026
(e)
240 219
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(e)
300 254
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(e)
310 286
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(e)
200 158
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(e)
225 213
Secured Overnight Financing Rate + 1.40%
2.85%, 06/04/2031
(e)
200 165
Secured Overnight Financing Rate + 2.39%
3.90%, 05/25/2026 300 292
3.97%, 05/22/2030
(e)
300 271
3 Month USD LIBOR + 1.61%
4.18%, 12/09/2025
(e)
200 196
Secured Overnight Financing Rate + 1.51%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
4.58%, 06/19/2029
(e)
$ 240 $ 226
3 Month USD LIBOR + 1.53%
5.40%, 08/11/2033
(e)
900 856
Secured Overnight Financing Rate + 2.87%
6.50%, 09/15/2037 100 104
HSBC USA Inc
3.50%, 06/23/2024 500 495
ING Groep NV
1.73%, 04/01/2027
(e)
1,300 1,151
Secured Overnight Financing Rate + 1.01%
3.55%, 04/09/2024 900 890
4.55%, 10/02/2028 300 290
JPMorgan Chase & Co
0.56%, 02/16/2025
(e)
60 57
Secured Overnight Financing Rate + 0.42%
0.65%, 09/16/2024
(e)
195 188
CME Term Secured Overnight Financing
Rate 3 Month + 0.60%
0.77%, 08/09/2025
(e)
115 107
Secured Overnight Financing Rate + 0.49%
0.82%, 06/01/2025
(e)
370 346
Secured Overnight Financing Rate + 0.54%
0.97%, 06/23/2025
(e)
115 108
CME Term Secured Overnight Financing
Rate 3 Month + 0.58%
1.04%, 02/04/2027
(e)
115 101
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
135 120
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(e)
245 215
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(e)
115 103
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(e)
135 106
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(e)
115 91
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(e)
855 802
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(e)
855 731
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(e)
845 790
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(e)
820 729
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(e)
320 305
Secured Overnight Financing Rate + 1.16%
2.53%, 11/19/2041
(e)
65 45
Secured Overnight Financing Rate + 1.51%
2.55%, 11/08/2032
(e)
420 345
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
115 95
Secured Overnight Financing Rate + 1.25%
2.96%, 05/13/2031
(e)
575 493
Secured Overnight Financing Rate + 2.52%
3.11%, 04/22/2041
(e)
235 181
Secured Overnight Financing Rate + 2.46%
3.11%, 04/22/2051
(e)
235 170
Secured Overnight Financing Rate + 2.44%
3.13%, 01/23/2025 100 98
3.22%, 03/01/2025
(e)
1,360 1,334
3 Month USD LIBOR + 1.16%

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
3.33%, 04/22/2052
(e)
$ 115 $ 87
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
590 546
3 Month USD LIBOR + 0.95%
3.88%, 02/01/2024 85 85
3.88%, 09/10/2024 75 75
3.88%, 07/24/2038
(e)
100 88
3 Month USD LIBOR + 1.36%
3.96%, 11/15/2048
(e)
825 696
3 Month USD LIBOR + 1.38%
4.01%, 04/23/2029
(e)
200 189
3 Month USD LIBOR + 1.12%
4.20%, 07/23/2029
(e)
230 220
3 Month USD LIBOR + 1.26%
4.32%, 04/26/2028
(e)
200 195
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(e)
305 296
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(e)
135 130
Secured Overnight Financing Rate + 1.80%
4.85%, 07/25/2028
(e)
815 813
Secured Overnight Financing Rate + 1.99%
4.91%, 07/25/2033
(e)
435 430
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 430 412
5.60%, 07/15/2041 370 393
6.40%, 05/15/2038 600 684
KeyCorp
2.25%, 04/06/2027 110 99
3.88%, 05/23/2025
(e)
175 173
Secured Overnight Financing Rate + 1.25%
Korea Development Bank/The
0.40%, 06/19/2024 200 188
0.80%, 04/27/2026 200 179
3.00%, 01/13/2026 400 388
4.00%, 09/08/2025
(f)
1,000 998
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(g)
250 149
0.25%, 10/19/2023 305 294
0.25%, 03/08/2024 525 500
0.38%, 07/18/2025 315 287
0.50%, 09/20/2024 175 164
0.63%, 01/22/2026 155 141
1.00%, 10/01/2026
(a)
90 81
1.25%, 01/31/2025 625 591
2.00%, 05/02/2025 300 288
2.50%, 11/20/2024 500 489
2.88%, 04/03/2028 600 581
3.00%, 05/20/2027 630 617
3.13%, 06/10/2025 705 696
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 575 523
1.75%, 07/27/2026 200 186
2.00%, 01/13/2025 400 385
2.38%, 06/10/2025 230 223
Lloyds Banking Group PLC
3.57%, 11/07/2028
(e)
200 185
3 Month USD LIBOR + 1.21%
3.87%, 07/09/2025
(e)
210 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
3.90%, 03/12/2024 200 199
4.34%, 01/09/2048 400 327
4.58%, 12/10/2025 575 560
4.65%, 03/24/2026 675 659
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC   (continued)
4.98%, 08/11/2033
(e)
$ 200 $ 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/2025
(e)
800 747
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.41%, 07/17/2025 200 184
1.54%, 07/20/2027
(e)
800 705
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(e)
200 175
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.19%, 02/25/2025 200 190
2.56%, 02/25/2030 600 513
2.80%, 07/18/2024 200 195
3.20%, 07/18/2029 200 181
3.75%, 07/18/2039 200 172
4.08%, 04/19/2028
(e)
600 581
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(e)
200 189
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
4.79%, 07/18/2025
(e)
750 752
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
200 160
Secured Overnight Financing Rate + 1.77%
2.23%, 05/25/2026
(e)
200 186
3 Month USD LIBOR + 0.83%
2.84%, 07/16/2025
(e)
400 385
Secured Overnight Financing Rate + 1.24%
3.15%, 07/16/2030
(e)
700 617
3 Month USD LIBOR + 1.13%
Morgan Stanley
0.79%, 01/22/2025
(e)
115 109
Secured Overnight Financing Rate + 0.51%
0.79%, 05/30/2025
(e)
715 668
Secured Overnight Financing Rate + 0.53%
0.99%, 12/10/2026
(e)
80 71
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(e)
200 186
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027
(e)
115 102
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(e)
155 138
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(e)
135 106
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
95 75
Secured Overnight Financing Rate + 1.02%
2.19%, 04/28/2026
(e)
700 658
Secured Overnight Financing Rate + 1.99%
2.24%, 07/21/2032
(e)
115 93
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
40 36
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
810 624
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
130 106
Secured Overnight Financing Rate + 1.20%
2.70%, 01/22/2031
(e)
175 151
Secured Overnight Financing Rate + 1.14%

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
2.72%, 07/22/2025
(e)
$ 855 $ 826
Secured Overnight Financing Rate + 1.15%
2.80%, 01/25/2052
(e)
210 143
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
90 77
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 150 143
3.22%, 04/22/2042
(e)
60 47
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028
(e)
90 85
3 Month USD LIBOR + 1.34%
3.62%, 04/17/2025
(e)
310 305
Secured Overnight Financing Rate + 1.16%
3.63%, 01/20/2027 375 364
3.70%, 10/23/2024 285 283
3.77%, 01/24/2029
(e)
600 566
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 75 75
3.95%, 04/23/2027 60 58
4.00%, 07/23/2025 25 25
4.21%, 04/20/2028
(e)
135 132
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 320 286
4.68%, 07/17/2026
(e)
65 65
Secured Overnight Financing Rate + 1.67%
4.89%, 07/20/2033
(e)
85 85
Secured Overnight Financing Rate + 2.08%
5.00%, 11/24/2025 675 686
6.38%, 07/24/2042 200 228
NatWest Group PLC
1.64%, 06/14/2027
(e)
200 175
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.27%, 03/22/2025
(e)
1,250 1,236
3 Month USD LIBOR + 1.76%
5.08%, 01/27/2030
(e)
400 389
3 Month USD LIBOR + 1.91%
Northern Trust Corp
4.00%, 05/10/2027 145 144
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 305 277
2.88%, 05/23/2025 270 264
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 120 116
2.31%, 04/23/2032
(e)
245 205
Secured Overnight Financing Rate + 0.98%
2.60%, 07/23/2026 110 104
3.45%, 04/23/2029 175 166
4.63%, 06/06/2033
(e)
160 151
Secured Overnight Financing Rate + 1.85%
Royal Bank of Canada
0.43%, 01/19/2024 115 110
0.50%, 10/26/2023 100 96
1.15%, 07/14/2026 60 53
1.20%, 04/27/2026 555 499
1.60%, 01/21/2025 295 278
3.63%, 05/04/2027
(a)
670 646
3.88%, 05/04/2032
(a)
145 137
Santander Holdings USA Inc
2.49%, 01/06/2028
(e)
290 252
Secured Overnight Financing Rate + 1.25%
4.26%, 06/09/2025
(e)
600 588
Secured Overnight Financing Rate + 1.38%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(e)
$ 200 $ 179
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
2.47%, 01/11/2028
(e)
200 175
Secured Overnight Financing Rate + 1.22%
2.90%, 03/15/2032
(e)
600 482
Secured Overnight Financing Rate + 1.48%
State Street Corp
2.20%, 02/07/2028
(e)
65 59
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 60 50
2.35%, 11/01/2025
(e)
110 106
Secured Overnight Financing Rate + 0.94%
3.30%, 12/16/2024 75 74
3.70%, 11/20/2023 75 75
4.42%, 05/13/2033
(e)
135 133
Secured Overnight Financing Rate + 1.61%
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 200 184
1.90%, 09/17/2028 200 167
2.13%, 07/08/2030 200 164
2.14%, 09/23/2030 150 119
2.35%, 01/15/2025 200 191
2.93%, 09/17/2041 60 43
3.01%, 10/19/2026 75 71
3.04%, 07/16/2029 200 177
3.45%, 01/11/2027 165 157
Toronto-Dominion Bank/The
0.45%, 09/11/2023 240 232
0.70%, 09/10/2024 60 56
1.15%, 06/12/2025 825 759
1.20%, 06/03/2026 60 54
1.95%, 01/12/2027
(a)
125 113
2.00%, 09/10/2031 60 49
2.35%, 03/08/2024 65 63
3.20%, 03/10/2032 65 58
3.77%, 06/06/2025 30 30
4.11%, 06/08/2027 30 30
4.46%, 06/08/2032 70 69
Truist Bank
3.80%, 10/30/2026 250 244
Truist Financial Corp
1.20%, 08/05/2025 60 55
1.27%, 03/02/2027
(e)
195 175
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(e)
130 111
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030
(a)
60 50
4.00%, 05/01/2025 75 75
4.12%, 06/06/2028
(e)
290 284
Secured Overnight Financing Rate + 1.37%
US Bancorp
1.38%, 07/22/2030 110 88
2.22%, 01/27/2028
(e)
275 251
Secured Overnight Financing Rate + 0.73%
2.40%, 07/30/2024 190 185
2.49%, 11/03/2036
(e)
170 137
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
Wells Fargo & Co
0.81%, 05/19/2025
(e)
175 164
Secured Overnight Financing Rate + 0.51%
2.16%, 02/11/2026
(e)
175 165
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(e)
1,185 1,109
Secured Overnight Financing Rate + 2.00%

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
2.39%, 06/02/2028
(e)
$ 220 $ 197
Secured Overnight Financing Rate + 2.10%
2.57%, 02/11/2031
(e)
700 593
Secured Overnight Financing Rate + 1.26%
3.07%, 04/30/2041
(e)
485 371
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
755 659
Secured Overnight Financing Rate + 1.50%
3.53%, 03/24/2028
(e)
160 151
Secured Overnight Financing Rate + 1.51%
3.55%, 09/29/2025 75 74
3.58%, 05/22/2028
(e)
375 354
3 Month USD LIBOR + 1.31%
3.91%, 04/25/2026
(e)
235 230
Secured Overnight Financing Rate + 1.32%
4.40%, 06/14/2046 110 96
4.61%, 04/25/2053
(e)
235 216
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 600 541
4.75%, 12/07/2046 250 228
4.81%, 07/25/2028
(e)
65 65
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(e)
735 723
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 75 69
5.01%, 04/04/2051
(e)
440 430
Secured Overnight Financing Rate + 4.50%
5.38%, 11/02/2043 185 184
Westpac Banking Corp
1.15%, 06/03/2026 60 54
1.95%, 11/20/2028 60 52
2.15%, 06/03/2031 60 50
2.35%, 02/19/2025 150 145
2.89%, 02/04/2030
(e)
155 146
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
3.02%, 11/18/2036
(e)
405 320
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 43
3.74%, 08/26/2025 120 119
4.04%, 08/26/2027 120 119
4.11%, 07/24/2034
(e)
555 499
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
$ 105,718
Beverages - 0.59%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 250 246
4.70%, 02/01/2036 250 242
4.90%, 02/01/2046 720 684
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 75 69
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 122
4.35%, 06/01/2040 130 118
4.50%, 06/01/2050 130 118
4.60%, 04/15/2048 35 32
4.75%, 01/23/2029 250 255
4.75%, 04/15/2058 75 68
4.90%, 01/23/2031 600 616
4.95%, 01/15/2042 725 709
5.45%, 01/23/2039 200 206
5.55%, 01/23/2049 470 489
5.80%, 01/23/2059 210 224
8.20%, 01/15/2039 60 78
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Coca-Cola Co/The
1.00%, 03/15/2028
(a)
$ 265 $ 228
1.50%, 03/05/2028 60 54
1.75%, 09/06/2024
(a)
140 136
2.25%, 01/05/2032
(a)
60 52
2.50%, 06/01/2040 140 108
2.50%, 03/15/2051 115 82
2.60%, 06/01/2050 140 102
2.88%, 05/05/2041 60 49
3.00%, 03/05/2051 90 71
Constellation Brands Inc
2.25%, 08/01/2031 150 122
3.15%, 08/01/2029 90 81
3.60%, 05/09/2024 75 74
3.60%, 02/15/2028 700 665
4.35%, 05/09/2027 160 159
4.65%, 11/15/2028 700 694
Diageo Capital PLC
2.13%, 10/24/2024 200 193
2.38%, 10/24/2029 200 177
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 124
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 49
3.35%, 03/15/2051 60 44
3.40%, 11/15/2025 750 734
3.95%, 04/15/2029 735 700
4.05%, 04/15/2032 745 695
4.42%, 05/25/2025 18 18
4.50%, 04/15/2052 85 74
Molson Coors Beverage Co
3.00%, 07/15/2026 105 98
4.20%, 07/15/2046 250 206
PepsiCo Inc
0.40%, 10/07/2023 100 97
1.40%, 02/25/2031 130 106
1.95%, 10/21/2031 370 313
2.63%, 10/21/2041 225 177
2.75%, 10/21/2051 225 170
2.85%, 02/24/2026 90 88
2.88%, 10/15/2049 145 113
3.60%, 02/18/2028 70 69
$ 11,198
Biotechnology - 0.27%
Amgen Inc
1.65%, 08/15/2028 125 108
2.00%, 01/15/2032 120 98
2.45%, 02/21/2030 155 136
2.60%, 08/19/2026 700 662
3.00%, 02/22/2029 200 184
3.00%, 01/15/2052 120 84
3.15%, 02/21/2040 155 122
3.38%, 02/21/2050 155 118
4.20%, 03/01/2033 80 77
4.20%, 02/22/2052 200 174
4.40%, 05/01/2045 700 630
4.66%, 06/15/2051 410 384
4.88%, 03/01/2053 80 78
5.15%, 11/15/2041 113 112
Biogen Inc
4.05%, 09/15/2025 160 159
5.20%, 09/15/2045 30 29
Gilead Sciences Inc
1.65%, 10/01/2030 150 122
2.60%, 10/01/2040 75 54
2.80%, 10/01/2050 150 103
2.95%, 03/01/2027 240 227
3.50%, 02/01/2025 75 74

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc   (continued)
3.65%, 03/01/2026 $ 190 $ 187
4.15%, 03/01/2047 25 22
4.75%, 03/01/2046 150 144
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 126
Royalty Pharma PLC
0.75%, 09/02/2023 155 149
1.75%, 09/02/2027 655 569
2.20%, 09/02/2030 155 126
3.30%, 09/02/2040 155 117
$ 5,175
Building Materials - 0.11%
Carrier Global Corp
2.24%, 02/15/2025 147 140
2.49%, 02/15/2027 35 32
2.72%, 02/15/2030 1,010 872
3.38%, 04/05/2040 155 122
3.58%, 04/05/2050 155 118
Johnson Controls International plc
5.13%, 09/14/2045 47 45
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 120 97
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 131
3.20%, 07/15/2051 60 42
Masco Corp
1.50%, 02/15/2028 60 50
Owens Corning
4.30%, 07/15/2047 150 122
Vulcan Materials Co
3.50%, 06/01/2030 295 266
$ 2,037
Chemicals - 0.36%
Air Products and Chemicals Inc
2.80%, 05/15/2050 300 223
Celanese US Holdings LLC
6.05%, 03/15/2025 135 135
6.17%, 07/15/2027 135 135
6.38%, 07/15/2032
(a)
135 134
Dow Chemical Co/The
2.10%, 11/15/2030 160 131
3.60%, 11/15/2050 160 122
4.38%, 11/15/2042 700 607
4.80%, 11/30/2028 90 91
DuPont de Nemours Inc
4.21%, 11/15/2023 200 200
4.73%, 11/15/2028 700 706
5.32%, 11/15/2038 145 145
5.42%, 11/15/2048 185 182
Eastman Chemical Co
4.65%, 10/15/2044 75 65
Ecolab Inc
1.30%, 01/30/2031 150 120
1.65%, 02/01/2027 105 96
2.13%, 08/15/2050 150 96
2.75%, 08/18/2055 700 490
4.80%, 03/24/2030 620 637
EI du Pont de Nemours and Co
1.70%, 07/15/2025 60 57
Linde Inc/CT
1.10%, 08/10/2030 160 128
LYB International Finance III LLC
1.25%, 10/01/2025 64 58
2.25%, 10/01/2030 130 106
3.63%, 04/01/2051 130 96
4.20%, 10/15/2049 160 128
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Mosaic Co/The
4.25%, 11/15/2023 $ 300 $ 300
5.63%, 11/15/2043 25 25
Nutrien Ltd
3.00%, 04/01/2025 150 145
4.20%, 04/01/2029 400 388
5.00%, 04/01/2049 280 277
PPG Industries Inc
1.20%, 03/15/2026 60 54
Sherwin-Williams Co/The
2.20%, 03/15/2032
(a)
250 203
3.30%, 05/15/2050 90 66
4.50%, 06/01/2047 390 347
Westlake Corp
3.13%, 08/15/2051 60 42
3.60%, 08/15/2026 110 106
$ 6,841
Commercial Mortgage Backed Securities - 0.28%
Citigroup Commercial Mortgage Trust
2013-GC15
4.37%, 09/10/2046
(h)
500 499
COMM 2012-CCRE4 Mortgage Trust
3.25%, 10/15/2045 500 491
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 868
Fannie Mae-Aces
2.51%, 11/25/2022
(h)
142 142
3.09%, 12/25/2027
(h)
797 770
Freddie Mac Multifamily Structured Pass
Through Certificates
3.17%, 10/25/2024 1,000 987
3.21%, 03/25/2025 1,248 1,227
JPMBB Commercial Mortgage Securities Trust
2014-C19
3.67%, 04/15/2047 93 93
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 251 246
$ 5,323
Commercial Services - 0.23%
American University/The
3.67%, 04/01/2049 35 29
Automatic Data Processing Inc
1.70%, 05/15/2028 60 54
California Institute of Technology
4.32%, 08/01/2045 50 48
Global Payments Inc
1.20%, 03/01/2026 645 569
1.50%, 11/15/2024 665 622
2.65%, 02/15/2025 740 705
3.20%, 08/15/2029 140 122
4.15%, 08/15/2049 70 53
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 178
4.68%, 07/01/2114 100 98
Moody's Corp
2.55%, 08/18/2060 160 98
4.25%, 08/08/2032 65 63
5.25%, 07/15/2044 90 91
PayPal Holdings Inc
2.40%, 10/01/2024 145 141
2.85%, 10/01/2029 755 683
3.90%, 06/01/2027
(a)
65 64
4.40%, 06/01/2032 65 64
S&P Global Inc
1.25%, 08/15/2030 160 128
2.30%, 08/15/2060 600 361
2.45%, 03/01/2027
(i)
100 93

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
S&P Global Inc   (continued)
2.50%, 12/01/2029 $ 55 $ 49
3.25%, 12/01/2049 55 43
3.70%, 03/01/2052
(i)
100 86
University of Southern California
5.25%, 10/01/2111 20 21
$ 4,463
Computers - 0.55%
Apple Inc
0.70%, 02/08/2026 275 249
1.13%, 05/11/2025 300 280
1.20%, 02/08/2028 285 248
1.40%, 08/05/2028 60 52
1.65%, 05/11/2030 150 127
1.65%, 02/08/2031 140 117
1.70%, 08/05/2031
(a)
115 97
2.38%, 02/08/2041 140 105
2.40%, 08/20/2050 210 145
2.55%, 08/20/2060 105 71
2.65%, 05/11/2050 700 513
2.65%, 02/08/2051 140 102
2.70%, 08/05/2051 85 62
2.80%, 02/08/2061 140 99
2.90%, 09/12/2027 300 287
2.95%, 09/11/2049 140 109
3.00%, 06/20/2027 500 485
3.20%, 05/11/2027 110 107
3.25%, 08/08/2029 65 62
3.35%, 02/09/2027 125 123
3.35%, 08/08/2032 465 440
3.75%, 11/13/2047 195 176
3.85%, 05/04/2043 200 184
3.95%, 08/08/2052 465 429
4.38%, 05/13/2045 80 78
4.65%, 02/23/2046 170 174
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(i)
310 217
3.45%, 12/15/2051
(i)
120 78
4.00%, 07/15/2024 300 299
5.30%, 10/01/2029 300 297
6.02%, 06/15/2026 300 312
8.35%, 07/15/2046 26 31
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 320 307
4.45%, 10/02/2023 160 161
4.90%, 10/15/2025 200 203
6.20%, 10/15/2035 75 79
6.35%, 10/15/2045 340 343
HP Inc
1.45%, 06/17/2026 60 54
3.00%, 06/17/2027 140 130
4.75%, 01/15/2028 495 487
6.00%, 09/15/2041 355 344
International Business Machines Corp
2.20%, 02/09/2027 575 530
3.30%, 05/15/2026 500 485
3.50%, 05/15/2029 160 151
4.00%, 07/27/2025 100 100
4.15%, 05/15/2039 195 176
4.25%, 05/15/2049 600 533
4.40%, 07/27/2032 100 98
4.70%, 02/19/2046 145 136
NetApp Inc
2.38%, 06/22/2027 155 143
$ 10,615
Consumer Products - 0.01%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 174
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care - 0.19%
Colgate-Palmolive Co
3.10%, 08/15/2025 $ 65 $ 64
3.25%, 08/15/2032 65 62
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 160 135
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025
(i)
1,200 1,156
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027
(i)
250 235
3.63%, 03/24/2032
(i)
250 223
Procter & Gamble Co/The
0.55%, 10/29/2025 180 163
1.20%, 10/29/2030 280 228
1.90%, 02/01/2027 40 37
2.30%, 02/01/2032 40 35
3.55%, 03/25/2040 155 140
Unilever Capital Corp
1.38%, 09/14/2030 150 121
2.60%, 05/05/2024 850 835
2.90%, 05/05/2027 150 144
$ 3,578
Diversified Financial Services - 1.07%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.15%, 10/29/2023 150 144
1.65%, 10/29/2024 1,205 1,115
1.75%, 10/29/2024 150 139
1.75%, 01/30/2026 150 132
2.45%, 10/29/2026 150 132
2.88%, 08/14/2024 225 215
3.00%, 10/29/2028 600 510
3.30%, 01/30/2032 150 121
3.40%, 10/29/2033 150 117
Air Lease Corp
2.10%, 09/01/2028 585 480
2.30%, 02/01/2025 585 548
2.88%, 01/15/2026 700 646
2.88%, 01/15/2032 65 52
3.00%, 09/15/2023 200 197
Ally Financial Inc
1.45%, 10/02/2023 55 53
2.20%, 11/02/2028 60 50
3.88%, 05/21/2024 700 694
4.75%, 06/09/2027 160 156
8.00%, 11/01/2031 170 189
American Express Co
1.65%, 11/04/2026 310 280
2.25%, 03/04/2025 65 62
2.50%, 07/30/2024 220 214
3.38%, 05/03/2024 170 168
4.05%, 05/03/2029 100 97
4.05%, 12/03/2042 440 401
4.42%, 08/03/2033
(e)
350 338
Secured Overnight Financing Rate + 1.76%
BlackRock Inc
2.10%, 02/25/2032 295 245
Brookfield Finance Inc
2.72%, 04/15/2031 60 51
3.50%, 03/30/2051 150 107
3.90%, 01/25/2028 700 661
4.00%, 04/01/2024 225 224
Capital One Financial Corp
1.34%, 12/06/2024
(e)
200 192
Secured Overnight Financing Rate + 0.69%
1.88%, 11/02/2027
(e)
390 344
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(e)
510 393
Secured Overnight Financing Rate + 1.34%

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp   (continued)
3.20%, 02/05/2025 $ 60 $ 58
3.30%, 10/30/2024 775 760
4.93%, 05/10/2028
(e)
245 242
Secured Overnight Financing Rate + 2.06%
4.99%, 07/24/2026
(e)
1,250 1,248
Secured Overnight Financing Rate + 2.16%
Charles Schwab Corp/The
0.90%, 03/11/2026 140 126
1.15%, 05/13/2026 60 54
1.65%, 03/11/2031 400 322
1.95%, 12/01/2031 540 440
2.00%, 03/20/2028 115 103
3.00%, 03/10/2025 500 489
CME Group Inc
5.30%, 09/15/2043 200 219
Discover Financial Services
4.10%, 02/09/2027 75 72
Intercontinental Exchange Inc
1.85%, 09/15/2032 120 95
2.65%, 09/15/2040 160 120
3.00%, 09/15/2060 160 109
3.75%, 12/01/2025 75 74
3.75%, 09/21/2028 700 677
4.00%, 09/15/2027 135 133
4.25%, 09/21/2048 250 226
4.60%, 03/15/2033 65 65
4.95%, 06/15/2052 65 64
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
2.63%, 10/15/2031 200 155
Legg Mason Inc
5.63%, 01/15/2044 25 26
Mastercard Inc
2.00%, 03/03/2025 130 125
2.00%, 11/18/2031 190 160
2.95%, 03/15/2051 60 46
3.35%, 03/26/2030 75 71
3.38%, 04/01/2024 150 150
3.85%, 03/26/2050 125 113
Nasdaq Inc
2.50%, 12/21/2040 55 38
Nomura Holdings Inc
1.85%, 07/16/2025 1,015 934
2.33%, 01/22/2027 200 178
2.65%, 01/16/2025 600 571
2.68%, 07/16/2030 915 746
Synchrony Financial
3.95%, 12/01/2027 720 655
4.25%, 08/15/2024 290 287
4.50%, 07/23/2025 275 269
Visa Inc
1.10%, 02/15/2031 160 128
1.90%, 04/15/2027 80 74
2.00%, 08/15/2050 160 104
2.70%, 04/15/2040 155 124
2.75%, 09/15/2027 200 191
4.30%, 12/14/2045 200 192
$ 20,500
Electric - 1.70%
AEP Texas Inc
2.10%, 07/01/2030 160 132
3.45%, 01/15/2050 50 38
3.45%, 05/15/2051 60 47
4.70%, 05/15/2032 105 103
5.25%, 05/15/2052 105 106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
AEP Transmission Co LLC
2.75%, 08/15/2051 $ 60 $ 42
4.50%, 06/15/2052 70 67
AES Corp/The
2.45%, 01/15/2031 60 49
Alabama Power Co
1.45%, 09/15/2030 155 126
3.13%, 07/15/2051 60 45
Ameren Corp
1.75%, 03/15/2028 60 51
Ameren Illinois Co
1.55%, 11/15/2030 65 53
3.25%, 03/15/2050 75 58
3.85%, 09/01/2032 355 341
American Electric Power Co Inc
1.00%, 11/01/2025 15 13
2.30%, 03/01/2030 155 130
Arizona Public Service Co
2.60%, 08/15/2029 90 78
2.65%, 09/15/2050 150 94
Baltimore Gas and Electric Co
2.25%, 06/15/2031 60 51
4.55%, 06/01/2052 20 19
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 365 292
2.85%, 05/15/2051 85 61
3.80%, 07/15/2048 650 549
4.60%, 05/01/2053
(i)
65 62
5.15%, 11/15/2043 200 203
5.95%, 05/15/2037 600 646
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 49
CenterPoint Energy Inc
1.45%, 06/01/2026 60 54
2.95%, 03/01/2030 100 89
3.70%, 09/01/2049 60 48
CMS Energy Corp
3.75%, 12/01/2050
(e)
60 48
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 155 117
3.13%, 03/15/2051 60 46
4.70%, 01/15/2044 150 145
Connecticut Light and Power Co/The
0.75%, 12/01/2025 60 54
2.05%, 07/01/2031 60 51
3.20%, 03/15/2027 140 135
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 55 47
3.00%, 12/01/2060 65 44
3.70%, 11/15/2059 80 63
3.88%, 06/15/2047 300 252
4.30%, 12/01/2056 500 434
4.45%, 03/15/2044 250 232
6.30%, 08/15/2037 370 414
6.75%, 04/01/2038 160 183
Consumers Energy Co
2.50%, 05/01/2060 155 98
4.20%, 09/01/2052 665 619
Dominion Energy Inc
1.45%, 04/15/2026 760 691
3.30%, 04/15/2041 60 47
3.38%, 04/01/2030 315 286
4.90%, 08/01/2041 360 344
5.95%, 06/15/2035 200 212

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Electric Co
1.90%, 04/01/2028 $ 40 $ 35
3.70%, 03/15/2045 200 169
DTE Energy Co
1.05%, 06/01/2025 80 73
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 128
5.30%, 02/15/2040 125 129
6.00%, 01/15/2038 520 575
6.05%, 04/15/2038 460 511
Duke Energy Corp
0.90%, 09/15/2025 150 136
2.65%, 09/01/2026 90 84
3.15%, 08/15/2027 90 85
3.30%, 06/15/2041 60 46
3.50%, 06/15/2051 60 46
3.95%, 08/15/2047 150 123
4.20%, 06/15/2049 150 127
4.50%, 08/15/2032 665 641
4.80%, 12/15/2045 230 213
5.00%, 08/15/2052 65 62
Duke Energy Florida LLC
1.75%, 06/15/2030 155 129
2.50%, 12/01/2029 255 227
3.40%, 10/01/2046 200 159
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 108
Duke Energy Ohio Inc
2.13%, 06/01/2030 155 131
Duke Energy Progress LLC
2.50%, 08/15/2050 160 110
4.10%, 03/15/2043 700 624
Emera US Finance LP
4.75%, 06/15/2046 75 65
Entergy Arkansas LLC
2.65%, 06/15/2051 45 31
4.20%, 04/01/2049 600 546
Entergy Corp
1.90%, 06/15/2028 35 30
2.40%, 06/15/2031 60 49
Entergy Louisiana LLC
2.90%, 03/15/2051 35 25
3.10%, 06/15/2041 60 47
3.12%, 09/01/2027 200 189
4.75%, 09/15/2052 415 402
Entergy Texas Inc
1.75%, 03/15/2031 150 120
4.00%, 03/30/2029 170 165
Evergy Inc
2.45%, 09/15/2024 140 135
Evergy Metro Inc
2.25%, 06/01/2030 155 133
Eversource Energy
0.80%, 08/15/2025 160 144
1.65%, 08/15/2030 160 128
4.25%, 04/01/2029 700 683
Exelon Corp
3.35%, 03/15/2032
(i)
65 58
4.95%, 06/15/2035 320 313
Florida Power & Light Co
2.45%, 02/03/2032 65 56
2.88%, 12/04/2051 65 48
3.70%, 12/01/2047 70 61
4.05%, 10/01/2044 145 132
5.65%, 02/01/2037 250 270
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Georgia Power Co
2.20%, 09/15/2024 $ 140 $ 135
3.25%, 03/30/2027 400 378
4.30%, 03/15/2042 460 409
4.70%, 05/15/2032 65 65
Interstate Power and Light Co
2.30%, 06/01/2030 40 34
Kentucky Utilities Co
3.30%, 06/01/2050 205 160
MidAmerican Energy Co
3.15%, 04/15/2050 145 113
4.25%, 07/15/2049 100 93
Mississippi Power Co
4.25%, 03/15/2042 30 26
National Rural Utilities Cooperative Finance Corp
0.35%, 02/08/2024 245 233
1.00%, 06/15/2026 60 54
2.85%, 01/27/2025 100 97
4.15%, 12/15/2032 1,265 1,223
Nevada Power Co
2.40%, 05/01/2030 200 173
NextEra Energy Capital Holdings Inc
1.88%, 01/15/2027 700 628
1.90%, 06/15/2028 45 39
2.25%, 06/01/2030 250 211
2.44%, 01/15/2032 700 583
2.75%, 11/01/2029 545 485
3.55%, 05/01/2027 700 674
4.20%, 06/20/2024 70 70
5.00%, 07/15/2032 70 71
Northern States Power Co/MN
2.25%, 04/01/2031 60 52
2.60%, 06/01/2051 155 110
2.90%, 03/01/2050 70 53
5.35%, 11/01/2039 30 32
NSTAR Electric Co
4.55%, 06/01/2052 65 64
Ohio Power Co
1.63%, 01/15/2031 265 212
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 150 135
3.10%, 09/15/2049 195 151
4.15%, 06/01/2032
(i)
65 65
4.60%, 06/01/2052
(i)
65 64
Pacific Gas and Electric Co
2.10%, 08/01/2027 605 512
2.50%, 02/01/2031 880 673
3.30%, 08/01/2040 155 109
3.50%, 08/01/2050 850 565
4.20%, 06/01/2041 510 379
4.95%, 06/08/2025 180 179
5.90%, 06/15/2032 60 58
PacifiCorp
2.90%, 06/15/2052 60 43
6.00%, 01/15/2039 310 336
6.25%, 10/15/2037 330 362
PECO Energy Co
2.80%, 06/15/2050 110 80
2.85%, 09/15/2051 150 109
4.38%, 08/15/2052 360 343
4.60%, 05/15/2052 20 20
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 52
3.95%, 06/01/2047 100 89
Public Service Co of Colorado
1.88%, 06/15/2031 45 37
2.70%, 01/15/2051 95 67
4.50%, 06/01/2052 25 24

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Electric and Gas Co
2.05%, 08/01/2050 $ 160 $ 99
3.15%, 01/01/2050 155 118
3.65%, 09/01/2028 200 193
Public Service Enterprise Group Inc
0.80%, 08/15/2025 320 289
Puget Sound Energy Inc
2.89%, 09/15/2051 170 121
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 123
3.32%, 04/15/2050 155 121
3.70%, 03/15/2052 65 55
4.50%, 08/15/2040 50 47
Sempra Energy
4.00%, 02/01/2048 70 59
Southern California Edison Co
2.25%, 06/01/2030 155 130
2.85%, 08/01/2029 100 88
3.45%, 02/01/2052 65 50
3.65%, 02/01/2050 640 490
4.00%, 04/01/2047 450 364
4.70%, 06/01/2027 135 135
5.50%, 03/15/2040 350 346
5.95%, 02/01/2038 30 31
Southern Co/The
1.75%, 03/15/2028 60 51
3.75%, 09/15/2051
(e)
40 35
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(e)
150 139
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Southern Power Co
0.90%, 01/15/2026 10 9
4.95%, 12/15/2046 35 32
Southwestern Public Service Co
4.50%, 08/15/2041 150 141
Tampa Electric Co
3.45%, 03/15/2051 100 80
Tucson Electric Power Co
1.50%, 08/01/2030 105 84
3.25%, 05/01/2051 60 44
Union Electric Co
2.15%, 03/15/2032 60 49
2.63%, 03/15/2051 130 90
Virginia Electric and Power Co
2.30%, 11/15/2031 65 55
2.45%, 12/15/2050 145 97
2.95%, 11/15/2051 120 89
3.75%, 05/15/2027 40 39
8.88%, 11/15/2038 225 316
WEC Energy Group Inc
0.55%, 09/15/2023 150 145
1.38%, 10/15/2027 130 112
2.20%, 12/15/2028 60 52
Wisconsin Public Service Corp
2.85%, 12/01/2051 65 47
Xcel Energy Inc
0.50%, 10/15/2023 75 72
1.75%, 03/15/2027 15 13
2.60%, 12/01/2029 140 123
4.60%, 06/01/2032 40 40
$ 32,501
Electrical Components & Equipment - 0.02%
Emerson Electric Co
0.88%, 10/15/2026 225 201
2.20%, 12/21/2031 120 102
$ 303
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 0.04%
Agilent Technologies Inc
2.10%, 06/04/2030 $ 155 $ 127
2.30%, 03/12/2031 60 49
Fortive Corp
3.15%, 06/15/2026 100 96
Honeywell International Inc
1.10%, 03/01/2027 60 54
1.35%, 06/01/2025 80 75
1.75%, 09/01/2031 60 50
2.80%, 06/01/2050 155 121
3.81%, 11/21/2047 100 92
Jabil Inc
1.70%, 04/15/2026 60 54
Tyco Electronics Group SA
7.13%, 10/01/2037 37 45
$ 763
Entertainment - 0.09%
Magallanes Inc
3.43%, 03/15/2024
(i)
135 132
3.64%, 03/15/2025
(i)
130 126
3.76%, 03/15/2027
(i)
130 121
4.05%, 03/15/2029
(i)
130 118
4.28%, 03/15/2032
(i)
195 170
5.05%, 03/15/2042
(i)
330 270
5.14%, 03/15/2052
(i)
740 592
5.39%, 03/15/2062
(i)
215 173
$ 1,702
Environmental Control - 0.15%
Republic Services Inc
1.75%, 02/15/2032 35 28
2.30%, 03/01/2030 685 589
2.50%, 08/15/2024 650 631
3.38%, 11/15/2027 385 367
Waste Connections Inc
2.20%, 01/15/2032 120 99
4.20%, 01/15/2033 735 707
Waste Management Inc
0.75%, 11/15/2025 210 190
2.00%, 06/01/2029 60 52
2.50%, 11/15/2050 75 50
4.15%, 04/15/2032 100 98
$ 2,811
Federal & Federally Sponsored Credit - 0.05%
Federal Farm Credit Banks Funding Corp
0.25%, 02/26/2024 115 110
0.88%, 11/18/2024 555 524
1.13%, 01/06/2025 220 208
2.63%, 05/16/2024 135 133
$ 975
Finance - Mortgage Loan/Banker - 0.61%
Fannie Mae
0.50%, 06/17/2025 710 653
0.50%, 11/07/2025 535 487
0.75%, 10/08/2027
(a)
270 237
0.88%, 08/05/2030 710 585
2.13%, 04/24/2026 700 668
2.50%, 02/05/2024 1,000 987
5.63%, 07/15/2037 65 79
6.63%, 11/15/2030 230 281
7.13%, 01/15/2030 250 311
7.25%, 05/15/2030 249 313
Federal Home Loan Banks
0.38%, 09/04/2025 150 137
1.00%, 12/20/2024 300 284
1.25%, 12/21/2026 450 412
2.50%, 02/13/2024 500 494
2.75%, 06/28/2024 520 513

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Federal Home Loan Banks   (continued)
3.25%, 03/08/2024 $ 1,000 $ 994
3.25%, 11/16/2028 150 149
5.50%, 07/15/2036 370 441
Freddie Mac
0.13%, 10/16/2023 205 197
0.25%, 09/08/2023 460 445
0.25%, 11/06/2023 850 818
0.25%, 12/04/2023 510 489
0.38%, 09/23/2025 1,455 1,325
6.25%, 07/15/2032 280 344
6.75%, 03/15/2031 43 53
$ 11,696
Food - 0.38%
Campbell Soup Co
4.15%, 03/15/2028 185 182
Conagra Brands Inc
1.38%, 11/01/2027 100 84
4.30%, 05/01/2024 1,200 1,199
4.60%, 11/01/2025 600 599
4.85%, 11/01/2028 140 139
5.30%, 11/01/2038 85 81
5.40%, 11/01/2048 445 425
General Mills Inc
2.25%, 10/14/2031 175 145
4.00%, 04/17/2025 75 75
Hershey Co/The
1.70%, 06/01/2030 155 129
2.65%, 06/01/2050 185 134
J M Smucker Co/The
2.13%, 03/15/2032 60 48
Kellogg Co
2.10%, 06/01/2030 155 129
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 9
Kraft Heinz Foods Co
3.00%, 06/01/2026 200 189
4.38%, 06/01/2046 200 170
4.88%, 10/01/2049 200 181
5.00%, 06/04/2042 200 186
5.20%, 07/15/2045 170 160
6.50%, 02/09/2040 200 214
Kroger Co/The
1.70%, 01/15/2031 60 48
3.70%, 08/01/2027 700 682
4.45%, 02/01/2047 345 313
5.15%, 08/01/2043 300 293
5.40%, 07/15/2040 30 30
McCormick & Co Inc/MD
0.90%, 02/15/2026 60 54
1.85%, 02/15/2031 60 48
Mondelez International Inc
1.50%, 02/04/2031 165 130
2.63%, 03/17/2027 65 61
2.63%, 09/04/2050 165 111
Sysco Corp
2.45%, 12/14/2031 115 96
4.85%, 10/01/2045 250 233
Tyson Foods Inc
3.55%, 06/02/2027 75 72
4.55%, 06/02/2047 700 641
$ 7,290
Forest Products & Paper - 0.04%
Fibria Overseas Finance Ltd
5.50%, 01/17/2027 300 303
Georgia-Pacific LLC
7.75%, 11/15/2029 20 24
8.00%, 01/15/2024 400 422
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper (continued)
Suzano Austria GmbH
2.50%, 09/15/2028 $ 75 $ 63
$ 812
Gas - 0.12%
Atmos Energy Corp
1.50%, 01/15/2031 150 119
3.38%, 09/15/2049 145 114
4.13%, 10/15/2044 140 123
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 122
4.40%, 07/01/2032
(a)
70 70
NiSource Inc
0.95%, 08/15/2025 320 291
3.60%, 05/01/2030 640 588
4.80%, 02/15/2044 210 194
5.00%, 06/15/2052 135 131
5.65%, 02/01/2045 250 253
Southern California Gas Co
2.55%, 02/01/2030 155 138
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 127
3.15%, 09/30/2051 60 42
Washington Gas Light Co
3.65%, 09/15/2049 25 20
$ 2,332
Hand & Machine Tools - 0.01%
Stanley Black & Decker Inc
2.30%, 02/24/2025 150 144
2.75%, 11/15/2050 85 58
$ 202
Healthcare - Products - 0.32%
Abbott Laboratories
1.15%, 01/30/2028 250 218
4.75%, 11/30/2036 175 184
4.75%, 04/15/2043 300 303
Baxter International Inc
0.87%, 12/01/2023 120 115
1.73%, 04/01/2031 85 67
1.92%, 02/01/2027 770 693
2.27%, 12/01/2028 665 577
2.54%, 02/01/2032 380 314
3.13%, 12/01/2051 260 183
Boston Scientific Corp
1.90%, 06/01/2025 155 146
Danaher Corp
2.60%, 10/01/2050 150 104
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 135
3.25%, 11/15/2039 150 124
Koninklijke Philips NV
5.00%, 03/15/2042 30 28
Medtronic Inc
4.38%, 03/15/2035 200 199
4.63%, 03/15/2045 286 287
PerkinElmer Inc
0.85%, 09/15/2024 40 37
1.90%, 09/15/2028 45 38
Stryker Corp
1.95%, 06/15/2030 600 498
3.38%, 11/01/2025 800 780
4.38%, 05/15/2044 25 22
4.63%, 03/15/2046 150 142
Thermo Fisher Scientific Inc
1.22%, 10/18/2024 120 114
2.00%, 10/15/2031 65 55
2.60%, 10/01/2029 145 132
2.80%, 10/15/2041 650 504

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 $ 210 $ 175
$ 6,174
Healthcare - Services - 0.60%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 294
Aetna Inc
3.88%, 08/15/2047 60 49
6.75%, 12/15/2037 205 230
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 116
Elevance Health Inc
1.50%, 03/15/2026 60 55
2.88%, 09/15/2029 220 198
3.13%, 05/15/2050 75 56
3.60%, 03/15/2051 60 48
4.10%, 03/01/2028 255 250
4.10%, 05/15/2032 160 154
4.65%, 01/15/2043 30 28
HCA Inc
2.38%, 07/15/2031 60 48
3.38%, 03/15/2029
(i)
135 119
3.50%, 09/01/2030 680 593
3.50%, 07/15/2051 260 178
4.38%, 03/15/2042
(i)
65 53
5.00%, 03/15/2024 630 634
5.25%, 04/15/2025 600 607
5.25%, 06/15/2026 970 975
5.50%, 06/15/2047 240 222
5.88%, 02/01/2029 600 612
Humana Inc
1.35%, 02/03/2027 660 577
2.15%, 02/03/2032 60 49
3.13%, 08/15/2029 670 611
4.50%, 04/01/2025 155 156
4.95%, 10/01/2044 320 307
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 213
Quest Diagnostics Inc
2.95%, 06/30/2030 155 137
UnitedHealth Group Inc
0.55%, 05/15/2024 60 57
1.25%, 01/15/2026 155 142
2.30%, 05/15/2031 60 51
2.38%, 08/15/2024 250 244
2.75%, 05/15/2040 155 120
2.88%, 08/15/2029 150 138
2.90%, 05/15/2050 155 114
3.05%, 05/15/2041 660 527
3.25%, 05/15/2051 435 342
3.45%, 01/15/2027 100 98
3.50%, 08/15/2039 125 108
3.70%, 05/15/2027 65 64
3.88%, 12/15/2028 700 688
3.88%, 08/15/2059 390 332
4.20%, 05/15/2032 255 252
4.25%, 04/15/2047 320 297
4.25%, 06/15/2048 110 101
4.45%, 12/15/2048 95 90
4.75%, 05/15/2052 65 64
$ 11,398
Home Builders - 0.01%
DR Horton Inc
1.30%, 10/15/2026 60 52
1.40%, 10/15/2027 150 125
$ 177
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Furnishings - 0.01%
Leggett & Platt Inc
4.40%, 03/15/2029 $ 250 $ 242
Insurance - 0.62%
Aflac Inc
1.13%, 03/15/2026 60 54
Allstate Corp/The
0.75%, 12/15/2025 170 153
1.45%, 12/15/2030 170 135
American International Group Inc
3.90%, 04/01/2026 250 246
4.38%, 06/30/2050 100 90
5.75%, 04/01/2048
(e)
200 189
3 Month USD LIBOR + 2.87%
Aon Corp
2.80%, 05/15/2030 155 135
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 50 42
2.85%, 05/28/2027 65 61
2.90%, 08/23/2051 60 42
Arch Capital Finance LLC
5.03%, 12/15/2046 45 42
Athene Holding Ltd
4.13%, 01/12/2028 575 539
AXA SA
8.60%, 12/15/2030 30 37
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 130 106
2.30%, 03/15/2027
(a)
65 61
2.50%, 01/15/2051 90 62
2.85%, 10/15/2050 100 73
2.88%, 03/15/2032 65 58
3.85%, 03/15/2052 440 380
4.20%, 08/15/2048 180 167
4.30%, 05/15/2043 700 659
5.75%, 01/15/2040 25 28
Brown & Brown Inc
4.50%, 03/15/2029 300 292
Chubb Corp/The
6.00%, 05/11/2037 350 397
Chubb INA Holdings Inc
1.38%, 09/15/2030 300 239
2.85%, 12/15/2051 30 22
3.05%, 12/15/2061 200 142
4.35%, 11/03/2045 700 658
CNA Financial Corp
2.05%, 08/15/2030 160 128
Corebridge Financial Inc
3.50%, 04/04/2025
(i)
65 63
3.85%, 04/05/2029
(i)
65 60
3.90%, 04/05/2032
(i)
65 58
Equitable Holdings Inc
4.35%, 04/20/2028 140 138
5.00%, 04/20/2048 90 84
First American Financial Corp
4.60%, 11/15/2024 300 300
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 195 134
Markel Corp
3.45%, 05/07/2052 75 55
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 295 249
4.38%, 03/15/2029 440 437
4.90%, 03/15/2049 110 110
MetLife Inc
3.00%, 03/01/2025 200 197
4.13%, 08/13/2042 250 225
4.60%, 05/13/2046 195 188
4.88%, 11/13/2043 50 49

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc   (continued)
5.70%, 06/15/2035 $ 600 $ 651
Progressive Corp/The
3.70%, 03/15/2052 210 177
4.35%, 04/25/2044 30 27
Prudential Financial Inc
2.10%, 03/10/2030 150 127
3.70%, 10/01/2050
(e)
160 139
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 785 649
5.20%, 03/15/2044
(e)
400 389
3 Month USD LIBOR + 3.04%
5.70%, 09/15/2048
(e)
100 98
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 69
4.00%, 05/30/2047 175 156
5.35%, 11/01/2040 690 730
6.25%, 06/15/2037 650 761
W R Berkley Corp
4.00%, 05/12/2050 75 62
Willis North America Inc
2.95%, 09/15/2029 50 43
3.88%, 09/15/2049 140 108
$ 11,770
Internet - 0.50%
Alibaba Group Holding Ltd
3.15%, 02/09/2051 200 132
3.40%, 12/06/2027 860 812
3.60%, 11/28/2024 600 591
4.20%, 12/06/2047 200 160
Alphabet Inc
1.10%, 08/15/2030 160 130
1.90%, 08/15/2040 160 113
2.25%, 08/15/2060 160 102
Amazon.com Inc
0.45%, 05/12/2024 210 199
1.65%, 05/12/2028 265 235
2.10%, 05/12/2031 210 181
2.50%, 06/03/2050 285 198
2.70%, 06/03/2060 570 382
2.80%, 08/22/2024 75 74
2.88%, 05/12/2041 210 168
3.00%, 04/13/2025 270 266
3.10%, 05/12/2051 210 164
3.15%, 08/22/2027 600 579
3.25%, 05/12/2061 615 467
3.30%, 04/13/2027 180 176
3.60%, 04/13/2032 180 173
3.80%, 12/05/2024 75 75
3.95%, 04/13/2052 540 491
4.05%, 08/22/2047 500 464
4.25%, 08/22/2057 75 70
Baidu Inc
3.08%, 04/07/2025
(a)
950 914
4.38%, 05/14/2024 1,300 1,299
Booking Holdings Inc
3.60%, 06/01/2026 200 197
eBay Inc
1.90%, 03/11/2025 155 146
2.60%, 05/10/2031 60 50
3.45%, 08/01/2024 60 59
4.00%, 07/15/2042 20 17
Expedia Group Inc
2.95%, 03/15/2031 45 38
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Meta Platforms Inc
3.50%, 08/15/2027
(i)
$ 135 $ 131
3.85%, 08/15/2032
(i)
135 127
4.45%, 08/15/2052
(i)
120 109
$ 9,489
Iron & Steel - 0.04%
Nucor Corp
2.00%, 06/01/2025 155 146
3.13%, 04/01/2032 65 57
4.30%, 05/23/2027 65 65
Steel Dynamics Inc
1.65%, 10/15/2027 65 55
2.40%, 06/15/2025 40 38
2.80%, 12/15/2024 75 73
Vale Overseas Ltd
6.25%, 08/10/2026 200 210
6.88%, 11/10/2039 125 130
$ 774
Leisure Products & Services - 0.01%
Harley-Davidson Inc
3.50%, 07/28/2025 300 290
Lodging - 0.02%
Marriott International Inc/MD
2.85%, 04/15/2031 510 425
Machinery - Construction & Mining - 0.04%
Caterpillar Financial Services Corp
0.45%, 09/14/2023 120 116
0.45%, 05/17/2024 60 57
0.80%, 11/13/2025 65 59
0.95%, 01/10/2024 65 63
1.10%, 09/14/2027 120 105
1.15%, 09/14/2026 60 54
3.40%, 05/13/2025 135 133
3.65%, 08/12/2025 65 65
Caterpillar Inc
3.25%, 09/19/2049 145 119
3.80%, 08/15/2042 50 45
$ 816
Machinery - Diversified - 0.09%
CNH Industrial Capital LLC
1.88%, 01/15/2026 150 137
Dover Corp
5.38%, 03/01/2041 30 29
John Deere Capital Corp
0.40%, 10/10/2023 130 126
0.70%, 01/15/2026 225 203
1.05%, 06/17/2026 60 54
1.50%, 03/06/2028 60 53
2.00%, 06/17/2031 55 47
2.05%, 01/09/2025 155 149
2.35%, 03/08/2027 65 61
2.80%, 07/18/2029 115 106
3.40%, 06/06/2025 70 69
Otis Worldwide Corp
2.06%, 04/05/2025 155 146
2.57%, 02/15/2030 155 133
3.36%, 02/15/2050 155 116
Rockwell Automation Inc
1.75%, 08/15/2031 40 33
2.80%, 08/15/2061 60 39
Westinghouse Air Brake Technologies Corp
4.95%, 09/15/2028 300 291
$ 1,792

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 0.58%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 $ 120 $ 99
2.30%, 02/01/2032 250 190
2.80%, 04/01/2031 110 89
3.50%, 06/01/2041 115 80
3.70%, 04/01/2051 110 73
3.85%, 04/01/2061 670 429
3.90%, 06/01/2052 60 41
4.40%, 12/01/2061 30 21
4.80%, 03/01/2050 600 471
4.91%, 07/23/2025 770 767
5.38%, 04/01/2038 50 44
5.38%, 05/01/2047 240 205
5.75%, 04/01/2048 280 249
6.48%, 10/23/2045 395 377
Comcast Corp
1.50%, 02/15/2031 160 129
2.35%, 01/15/2027 155 144
2.45%, 08/15/2052
(a)
160 104
2.65%, 02/01/2030 115 102
2.65%, 08/15/2062 160 101
2.94%, 11/01/2056 660 447
2.99%, 11/01/2063 409 273
3.15%, 03/01/2026 75 73
3.25%, 11/01/2039 230 187
3.38%, 08/15/2025 175 172
3.40%, 07/15/2046 410 319
3.55%, 05/01/2028 735 709
3.90%, 03/01/2038 160 144
3.97%, 11/01/2047 105 90
4.00%, 03/01/2048 210 180
4.05%, 11/01/2052 427 367
4.70%, 10/15/2048 300 286
Discovery Communications LLC
3.63%, 05/15/2030 60 53
3.95%, 06/15/2025 170 166
3.95%, 03/20/2028 250 230
4.00%, 09/15/2055 91 60
5.20%, 09/20/2047 200 164
5.30%, 05/15/2049 180 149
Fox Corp
5.48%, 01/25/2039 110 108
5.58%, 01/25/2049 140 135
Paramount Global
4.38%, 03/15/2043 400 302
4.85%, 07/01/2042 300 244
7.88%, 07/30/2030 30 34
Thomson Reuters Corp
5.85%, 04/15/2040 30 31
Time Warner Cable LLC
4.50%, 09/15/2042 170 128
5.88%, 11/15/2040 260 233
6.55%, 05/01/2037 360 354
7.30%, 07/01/2038 60 62
Time Warner Entertainment Co LP
8.38%, 07/15/2033 20 23
TWDC Enterprises 18 Corp
7.00%, 03/01/2032 30 35
Walt Disney Co/The
1.75%, 01/13/2026 175 163
2.20%, 01/13/2028 155 141
2.65%, 01/13/2031 150 132
3.38%, 11/15/2026 170 166
3.50%, 05/13/2040 155 132
3.60%, 01/13/2051 305 255
4.70%, 03/23/2050 220 220
4.95%, 10/15/2045 125 124
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The   (continued)
6.40%, 12/15/2035 $ 179 $ 206
$ 11,012
Metal Fabrication & Hardware - 0.01%
Precision Castparts Corp
3.90%, 01/15/2043 193 167
Mining - 0.11%
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 156
Freeport-McMoRan Inc
4.38%, 08/01/2028 200 188
4.63%, 08/01/2030 700 648
5.45%, 03/15/2043 290 261
Newmont Corp
2.60%, 07/15/2032 170 139
6.25%, 10/01/2039 100 107
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 34
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 112
Southern Copper Corp
5.25%, 11/08/2042 200 193
5.88%, 04/23/2045 110 115
Teck Resources Ltd
3.90%, 07/15/2030 115 104
$ 2,057
Miscellaneous Manufacturers - 0.13%
3M Co
2.38%, 08/26/2029 250 215
3.25%, 08/26/2049
(a)
100 75
Eaton Corp
4.15%, 03/15/2033 575 554
4.15%, 11/02/2042 95 85
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 400 378
General Electric Co
6.75%, 03/15/2032 150 170
Illinois Tool Works Inc
2.65%, 11/15/2026 90 86
Parker-Hannifin Corp
4.25%, 09/15/2027 135 134
4.50%, 09/15/2029 135 133
Textron Inc
4.00%, 03/15/2026 500 490
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/2029 90 85
$ 2,405
Oil & Gas - 0 .78%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 169
2.72%, 01/12/2032 30 26
2.94%, 06/04/2051 750 537
3.00%, 02/24/2050 155 113
3.00%, 03/17/2052 60 44
3.06%, 06/17/2041 115 90
3.12%, 05/04/2026 110 107
3.54%, 04/06/2027 215 209
3.59%, 04/14/2027 900 876
4.23%, 11/06/2028 210 208
BP Capital Markets PLC
3.28%, 09/19/2027 115 110
Canadian Natural Resources Ltd
2.05%, 07/15/2025 750 698
3.80%, 04/15/2024 470 466
Cenovus Energy Inc
6.75%, 11/15/2039 310 339

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Chevron Corp
2.00%, 05/11/2027 $ 155 $ 143
Chevron USA Inc
1.02%, 08/12/2027 160 140
2.34%, 08/12/2050 160 110
3.25%, 10/15/2029 290 271
ConocoPhillips Co
2.40%, 03/07/2025 470 455
3.80%, 03/15/2052 345 297
4.03%, 03/15/2062
(i)
440 375
Devon Energy Corp
5.00%, 06/15/2045 75 69
5.60%, 07/15/2041 380 376
Diamondback Energy Inc
3.25%, 12/01/2026 150 144
Equinor ASA
2.38%, 05/22/2030 250 219
2.88%, 04/06/2025 955 929
3.00%, 04/06/2027 155 148
3.25%, 11/18/2049 445 356
3.63%, 09/10/2028 370 361
3.63%, 04/06/2040 155 136
Exxon Mobil Corp
2.02%, 08/16/2024 200 194
2.44%, 08/16/2029 100 90
3.00%, 08/16/2039 150 123
3.45%, 04/15/2051 100 83
3.57%, 03/06/2045 700 592
4.23%, 03/19/2040 315 299
Hess Corp
4.30%, 04/01/2027 300 293
7.13%, 03/15/2033 21 24
7.30%, 08/15/2031 109 122
Marathon Oil Corp
4.40%, 07/15/2027 300 291
Marathon Petroleum Corp
3.63%, 09/15/2024 145 144
5.00%, 09/15/2054 200 179
Phillips 66
1.30%, 02/15/2026 30 27
2.15%, 12/15/2030 110 90
3.85%, 04/09/2025 95 94
4.88%, 11/15/2044 350 335
5.88%, 05/01/2042 30 32
Phillips 66 Co
4.90%, 10/01/2046
(i)
270 255
Pioneer Natural Resources Co
1.13%, 01/15/2026 55 49
1.90%, 08/15/2030 160 130
2.15%, 01/15/2031 55 45
Shell International Finance BV
0.38%, 09/15/2023 150 145
2.00%, 11/07/2024 150 145
2.38%, 11/07/2029 150 132
2.88%, 05/10/2026 155 149
2.88%, 11/26/2041 120 93
3.13%, 11/07/2049 150 117
4.38%, 05/11/2045 325 304
6.38%, 12/15/2038 600 698
Suncor Energy Inc
3.75%, 03/04/2051 60 48
4.00%, 11/15/2047 100 84
6.50%, 06/15/2038 140 153
6.80%, 05/15/2038 140 154
6.85%, 06/01/2039 73 81
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
TotalEnergies Capital International SA
2.99%, 06/29/2041 $ 115 $ 91
3.13%, 05/29/2050 155 120
3.39%, 06/29/2060 115 89
Valero Energy Corp
2.80%, 12/01/2031 120 101
2.85%, 04/15/2025 37 36
4.00%, 06/01/2052 65 52
6.63%, 06/15/2037 60 65
7.50%, 04/15/2032 60 69
$ 14,938
Oil & Gas Services - 0.07%
Baker Hughes Holdings LLC / Baker Hughes
Co-Obligor Inc
2.06%, 12/15/2026 60 55
3.14%, 11/07/2029 150 134
3.34%, 12/15/2027 135 126
Halliburton Co
3.80%, 11/15/2025 6 6
4.50%, 11/15/2041 400 345
5.00%, 11/15/2045 230 209
7.45%, 09/15/2039 26 30
NOV Inc
3.60%, 12/01/2029 150 133
Schlumberger Investment SA
2.65%, 06/26/2030 160 141
3.65%, 12/01/2023 75 75
$ 1,254
Packaging & Containers - 0.02%
Amcor Flexibles North America Inc
4.00%, 05/17/2025 135 133
Packaging Corp of America
3.05%, 10/01/2051 200 141
WRKCo Inc
3.00%, 06/15/2033 80 67
$ 341
Pharmaceuticals - 1.12%
AbbVie Inc
2.95%, 11/21/2026 300 283
3.20%, 11/21/2029 180 164
3.60%, 05/14/2025 345 339
3.85%, 06/15/2024 1,090 1,085
4.05%, 11/21/2039 375 331
4.25%, 11/14/2028 140 138
4.25%, 11/21/2049 175 154
4.40%, 11/06/2042 25 23
4.45%, 05/14/2046 270 243
4.55%, 03/15/2035 170 163
4.85%, 06/15/2044 550 522
4.88%, 11/14/2048 440 427
Astrazeneca Finance LLC
0.70%, 05/28/2024 90 85
1.75%, 05/28/2028 105 93
2.25%, 05/28/2031 60 52
AstraZeneca PLC
0.70%, 04/08/2026 120 107
1.38%, 08/06/2030 160 131
2.13%, 08/06/2050
(a)
680 443
3.00%, 05/28/2051 45 35
4.38%, 08/17/2048 60 58
6.45%, 09/15/2037 30 35
Becton Dickinson and Co
1.96%, 02/11/2031 60 49
3.73%, 12/15/2024 250 248
4.67%, 06/06/2047 155 148
4.69%, 12/15/2044 59 56

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co
0.75%, 11/13/2025 $ 65 $ 59
1.13%, 11/13/2027 120 106
1.45%, 11/13/2030 65 53
2.55%, 11/13/2050 65 45
2.95%, 03/15/2032 200 181
3.90%, 02/20/2028 130 129
4.13%, 06/15/2039 195 183
4.25%, 10/26/2049 360 333
4.35%, 11/15/2047 210 198
4.55%, 02/20/2048 171 166
Cardinal Health Inc
3.41%, 06/15/2027 400 385
Cigna Corp
0.61%, 03/15/2024 650 619
1.25%, 03/15/2026 180 162
3.20%, 03/15/2040 155 122
3.25%, 04/15/2025 100 98
3.40%, 03/15/2051 90 68
3.88%, 10/15/2047 755 608
4.13%, 11/15/2025 170 169
4.38%, 10/15/2028 175 172
4.80%, 08/15/2038 170 164
CVS Health Corp
1.30%, 08/21/2027 160 139
1.75%, 08/21/2030 160 129
1.88%, 02/28/2031 55 44
2.63%, 08/15/2024 140 137
2.70%, 08/21/2040 160 116
3.00%, 08/15/2026 105 101
3.25%, 08/15/2029 740 676
3.88%, 07/20/2025 885 879
4.78%, 03/25/2038 800 760
4.88%, 07/20/2035 510 498
5.05%, 03/25/2048 175 168
5.13%, 07/20/2045 430 412
Eli Lilly & Co
2.50%, 09/15/2060 155 105
4.15%, 03/15/2059 600 569
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 85 85
3.88%, 05/15/2028 165 162
6.38%, 05/15/2038 760 890
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 150 145
Johnson & Johnson
0.55%, 09/01/2025 115 105
0.95%, 09/01/2027 115 101
2.10%, 09/01/2040 115 84
2.25%, 09/01/2050 115 79
2.45%, 09/01/2060 115 77
2.95%, 03/03/2027 110 107
3.70%, 03/01/2046 90 80
5.95%, 08/15/2037 75 88
McKesson Corp
0.90%, 12/03/2025 60 54
Mead Johnson Nutrition Co
4.60%, 06/01/2044 30 29
Merck & Co Inc
0.75%, 02/24/2026 80 72
1.45%, 06/24/2030 210 174
1.70%, 06/10/2027 155 141
1.90%, 12/10/2028 110 97
2.15%, 12/10/2031 215 183
2.35%, 06/24/2040 135 99
2.75%, 12/10/2051 140 101
3.60%, 09/15/2042 500 432
3.70%, 02/10/2045 600 519
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Merck & Co Inc   (continued)
4.15%, 05/18/2043 $ 450 $ 420
Novartis Capital Corp
2.75%, 08/14/2050 155 118
Pfizer Inc
0.80%, 05/28/2025 100 93
1.75%, 08/18/2031 245 203
2.55%, 05/28/2040 100 77
3.40%, 05/15/2024 100 100
4.00%, 12/15/2036 45 43
4.20%, 09/15/2048 80 77
4.30%, 06/15/2043 225 216
4.40%, 05/15/2044 75 73
7.20%, 03/15/2039 60 77
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 700 585
3.18%, 07/09/2050 645 473
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 242
Viatris Inc
2.30%, 06/22/2027 115 99
2.70%, 06/22/2030 155 122
3.85%, 06/22/2040 115 80
4.00%, 06/22/2050 155 100
Wyeth LLC
5.95%, 04/01/2037 60 68
Zoetis Inc
2.00%, 05/15/2030 85 71
3.00%, 05/15/2050 40 29
$ 21,435
Pipelines - 0.90%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 276
5.88%, 03/31/2025 600 612
7.00%, 06/30/2024 600 617
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044 200 182
Enbridge Energy Partners LP
7.38%, 10/15/2045 70 83
Enbridge Inc
1.60%, 10/04/2026 20 18
2.50%, 01/15/2025 150 144
2.50%, 08/01/2033 465 376
3.13%, 11/15/2029 150 136
3.40%, 08/01/2051 45 34
4.25%, 12/01/2026 75 74
Energy Transfer LP
2.90%, 05/15/2025 910 862
3.75%, 05/15/2030 715 643
4.05%, 03/15/2025 100 98
4.20%, 04/15/2027 300 288
5.30%, 04/15/2047 500 438
5.35%, 05/15/2045 250 220
6.25%, 04/15/2049 155 152
6.50%, 02/01/2042 370 374
Enterprise Products Operating LLC
3.30%, 02/15/2053 80 59
3.90%, 02/15/2024 290 289
4.20%, 01/31/2050 680 577
4.25%, 02/15/2048 250 213
4.45%, 02/15/2043 350 309
4.85%, 03/15/2044 750 692
6.45%, 09/01/2040 490 536
6.88%, 03/01/2033 39 44
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 17
5.00%, 03/01/2043 550 498

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Kinder Morgan Inc
1.75%, 11/15/2026 $ 60 $ 54
2.00%, 02/15/2031 130 103
3.25%, 08/01/2050 130 90
3.60%, 02/15/2051 245 182
5.05%, 02/15/2046 30 27
5.55%, 06/01/2045 500 486
MPLX LP
1.75%, 03/01/2026 160 145
4.13%, 03/01/2027 840 814
4.25%, 12/01/2027 300 290
4.50%, 04/15/2038 200 177
5.50%, 02/15/2049 130 124
ONEOK Inc
2.20%, 09/15/2025 155 144
2.75%, 09/01/2024 375 364
3.40%, 09/01/2029 350 310
Plains All American Pipeline LP / PAA Finance
Corp
4.70%, 06/15/2044 330 261
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 645 608
5.00%, 03/15/2027 1,075 1,071
5.63%, 03/01/2025 75 76
5.75%, 05/15/2024 600 609
Spectra Energy Partners LP
4.75%, 03/15/2024 105 106
Targa Resources Corp
5.20%, 07/01/2027 220 219
TransCanada PipeLines Ltd
2.50%, 10/12/2031 60 49
4.25%, 05/15/2028 300 293
4.88%, 05/15/2048 190 181
Williams Cos Inc/The
2.60%, 03/15/2031 160 134
3.50%, 10/15/2051 60 45
3.75%, 06/15/2027 45 43
3.90%, 01/15/2025 500 494
4.00%, 09/15/2025 50 49
4.85%, 03/01/2048 350 315
5.30%, 08/15/2052 65 63
6.30%, 04/15/2040 430 458
$ 17,245
Private Equity - 0.02%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 297
Regional Authority - 0.32%
Province of Alberta Canada
1.00%, 05/20/2025 210 195
1.30%, 07/22/2030 175 146
3.30%, 03/15/2028 650 634
Province of British Columbia Canada
0.90%, 07/20/2026 515 464
1.30%, 01/29/2031 160 133
6.50%, 01/15/2026 45 48
Province of Manitoba Canada
1.50%, 10/25/2028 85 75
3.05%, 05/14/2024 430 425
Province of Ontario Canada
0.63%, 01/21/2026 530 477
1.05%, 04/14/2026
(a)
415 377
1.13%, 10/07/2030 300 245
2.13%, 01/21/2032 25 22
3.10%, 05/19/2027 565 550
3.20%, 05/16/2024 665 660
3.40%, 10/17/2023 210 209
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of Quebec Canada
0.60%, 07/23/2025 $ 600 $ 549
1.35%, 05/28/2030 315 266
1.50%, 02/11/2025 100 95
2.88%, 10/16/2024 500 492
7.50%, 09/15/2029 36 44
$ 6,106
REITs - 1 .04%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 181
2.00%, 05/18/2032 400 316
2.75%, 12/15/2029 70 61
2.95%, 03/15/2034 65 55
3.00%, 05/18/2051 530 360
4.00%, 02/01/2050 70 58
4.90%, 12/15/2030 80 80
American Tower Corp
0.60%, 01/15/2024 120 114
1.30%, 09/15/2025 80 73
1.60%, 04/15/2026 60 54
1.88%, 10/15/2030 550 434
2.90%, 01/15/2030 155 134
2.95%, 01/15/2051 60 40
3.38%, 10/15/2026 500 472
3.65%, 03/15/2027 515 490
3.70%, 10/15/2049 300 227
3.95%, 03/15/2029 200 187
4.00%, 06/01/2025 600 589
AvalonBay Communities Inc
1.90%, 12/01/2028 60 52
2.05%, 01/15/2032 60 49
2.30%, 03/01/2030 755 659
Boston Properties LP
2.55%, 04/01/2032 245 195
2.90%, 03/15/2030 600 512
3.20%, 01/15/2025 700 683
Brixmor Operating Partnership LP
3.65%, 06/15/2024 400 390
Corporate Office Properties LP
2.75%, 04/15/2031 60 47
Crown Castle Inc
1.05%, 07/15/2026 115 101
1.35%, 07/15/2025 115 105
2.50%, 07/15/2031 60 49
2.90%, 04/01/2041 60 43
3.10%, 11/15/2029 125 110
3.20%, 09/01/2024 75 74
3.25%, 01/15/2051 115 82
3.70%, 06/15/2026 600 581
3.80%, 02/15/2028 430 405
4.00%, 11/15/2049 95 76
CubeSmart LP
2.00%, 02/15/2031 110 87
2.25%, 12/15/2028 60 51
Duke Realty LP
1.75%, 07/01/2030 155 127
2.25%, 01/15/2032 60 50
2.88%, 11/15/2029 75 67
Equinix Inc
1.00%, 09/15/2025 150 135
1.25%, 07/15/2025 155 142
1.80%, 07/15/2027 155 136
2.50%, 05/15/2031 460 377
2.63%, 11/18/2024 150 144
3.20%, 11/18/2029 130 116
3.40%, 02/15/2052 60 44
ERP Operating LP
1.85%, 08/01/2031 115 93

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Essex Portfolio LP
1.70%, 03/01/2028 $ 60 $ 51
3.00%, 01/15/2030 140 123
4.00%, 03/01/2029 784 743
Federal Realty Investment Trust
1.25%, 02/15/2026 115 103
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 123
5.25%, 06/01/2025 400 395
Healthcare Realty Holdings LP
2.00%, 03/15/2031 150 117
Healthpeak Properties Inc
2.13%, 12/01/2028 210 181
Kilroy Realty LP
2.50%, 11/15/2032 160 124
Kimco Realty Corp
2.25%, 12/01/2031 60 48
2.70%, 03/01/2024 300 294
2.70%, 10/01/2030 160 136
3.70%, 10/01/2049 30 23
4.60%, 02/01/2033 165 160
Life Storage LP
2.20%, 10/15/2030 75 60
2.40%, 10/15/2031 60 48
Mid-America Apartments LP
1.70%, 02/15/2031 120 95
National Retail Properties Inc
3.60%, 12/15/2026 300 286
Omega Healthcare Investors Inc
4.75%, 01/15/2028 30 29
4.95%, 04/01/2024 30 30
Prologis LP
1.25%, 10/15/2030 160 128
3.00%, 04/15/2050 680 517
Public Storage
0.88%, 02/15/2026 40 36
1.85%, 05/01/2028 115 102
2.25%, 11/09/2031 60 50
Realty Income Corp
0.75%, 03/15/2026 40 35
2.20%, 06/15/2028 65 57
3.10%, 12/15/2029 300 273
3.25%, 01/15/2031 160 143
4.13%, 10/15/2026 220 218
4.88%, 06/01/2026 700 713
Simon Property Group LP
1.75%, 02/01/2028 555 481
2.00%, 09/13/2024 150 145
2.65%, 02/01/2032 765 636
3.25%, 11/30/2026 300 288
3.50%, 09/01/2025 160 158
4.75%, 03/15/2042 164 151
Spirit Realty LP
2.10%, 03/15/2028 60 50
UDR Inc
2.10%, 08/01/2032 100 77
3.20%, 01/15/2030 145 129
Ventas Realty LP
3.00%, 01/15/2030 500 435
3.75%, 05/01/2024 500 494
4.75%, 11/15/2030 525 509
VICI Properties LP
4.38%, 05/15/2025 200 195
Welltower Inc
2.75%, 01/15/2032 565 468
3.63%, 03/15/2024 120 119
4.13%, 03/15/2029 300 285
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
WP Carey Inc
2.40%, 02/01/2031 $ 65 $ 53
$ 19,821
Retail - 0.53%
AutoZone Inc
1.65%, 01/15/2031 160 126
Costco Wholesale Corp
1.38%, 06/20/2027 125 112
1.75%, 04/20/2032 150 123
Dollar Tree Inc
4.20%, 05/15/2028 130 127
Home Depot Inc/The
0.90%, 03/15/2028
(a)
55 47
1.88%, 09/15/2031 760 629
2.13%, 09/15/2026 350 329
2.38%, 03/15/2051 55 36
2.70%, 04/15/2025 65 64
2.75%, 09/15/2051 60 43
2.88%, 04/15/2027 65 63
2.95%, 06/15/2029 500 467
3.13%, 12/15/2049 235 180
4.20%, 04/01/2043 300 275
4.25%, 04/01/2046 180 167
4.40%, 03/15/2045 300 283
5.88%, 12/16/2036 400 449
Lowe's Cos Inc
1.30%, 04/15/2028 130 110
1.70%, 10/15/2030 130 104
2.50%, 04/15/2026 90 86
3.38%, 09/15/2025 50 49
3.65%, 04/05/2029 135 127
3.70%, 04/15/2046 20 16
3.75%, 04/01/2032 65 60
4.00%, 04/15/2025 700 700
4.25%, 04/01/2052 540 460
4.55%, 04/05/2049 135 121
5.00%, 04/15/2040 155 150
McDonald's Corp
2.63%, 09/01/2029 140 126
3.25%, 06/10/2024 175 173
3.70%, 01/30/2026 150 149
3.70%, 02/15/2042 300 251
6.30%, 03/01/2038 600 681
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 59
Starbucks Corp
2.00%, 03/12/2027 580 529
3.00%, 02/14/2032 345 301
3.75%, 12/01/2047 370 300
4.30%, 06/15/2045 225 198
4.45%, 08/15/2049 220 197
Target Corp
1.95%, 01/15/2027
(a)
280 261
2.95%, 01/15/2052 325 244
TJX Cos Inc/The
1.15%, 05/15/2028 65 55
1.60%, 05/15/2031 65 52
Walmart Inc
1.05%, 09/17/2026 105 95
1.50%, 09/22/2028 105 92
1.80%, 09/22/2031 160 135
2.50%, 09/22/2041 135 104
2.65%, 09/22/2051 105 79
3.95%, 06/28/2038 195 185
4.00%, 04/11/2043 250 232
4.05%, 06/29/2048 100 96
$ 10,097

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 0.60%
Analog Devices Inc
2.10%, 10/01/2031 $ 40 $ 34
2.80%, 10/01/2041 60 47
Applied Materials Inc
4.35%, 04/01/2047 45 44
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 625
Broadcom Inc
3.14%, 11/15/2035
(i)
738 559
3.19%, 11/15/2036
(i)
30 22
3.42%, 04/15/2033
(i)
452 373
3.47%, 04/15/2034
(i)
415 336
3.75%, 02/15/2051
(i)
570 418
4.15%, 11/15/2030 310 283
4.75%, 04/15/2029 355 349
Intel Corp
2.00%, 08/12/2031 60 50
2.88%, 05/11/2024 105 104
3.05%, 08/12/2051 60 43
3.15%, 05/11/2027 150 145
3.20%, 08/12/2061 60 42
3.40%, 03/25/2025
(a)
155 153
3.73%, 12/08/2047 105 85
3.75%, 03/25/2027 155 153
3.75%, 08/05/2027 65 64
4.00%, 08/05/2029 585 569
4.10%, 05/19/2046 250 221
4.15%, 08/05/2032 765 740
4.60%, 03/25/2040 155 148
KLA Corp
4.95%, 07/15/2052 140 141
Marvell Technology Inc
2.45%, 04/15/2028 115 100
Micron Technology Inc
2.70%, 04/15/2032 90 70
4.19%, 02/15/2027 405 394
NVIDIA Corp
0.58%, 06/14/2024 115 109
1.55%, 06/15/2028 60 52
2.00%, 06/15/2031 115 97
3.50%, 04/01/2040 600 515
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 115 92
3.13%, 02/15/2042 265 189
3.15%, 05/01/2027 80 75
3.25%, 05/11/2041 60 44
4.40%, 06/01/2027 80 78
QUALCOMM Inc
1.30%, 05/20/2028 327 282
1.65%, 05/20/2032 243 195
4.50%, 05/20/2052 700 678
4.80%, 05/20/2045 110 110
Texas Instruments Inc
1.13%, 09/15/2026 60 54
1.75%, 05/04/2030 650 553
1.90%, 09/15/2031 60 51
4.15%, 05/15/2048 165 157
TSMC Arizona Corp
1.75%, 10/25/2026 750 680
3.88%, 04/22/2027 1,190 1,169
$ 11,492
Software - 0.60%
Activision Blizzard Inc
1.35%, 09/15/2030 80 63
2.50%, 09/15/2050 160 108
Electronic Arts Inc
1.85%, 02/15/2031 60 49
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Fidelity National Information Services Inc
0.60%, 03/01/2024 $ 655 $ 622
1.65%, 03/01/2028 105 89
3.10%, 03/01/2041 55 40
4.50%, 07/15/2025 700 701
5.10%, 07/15/2032 550 548
Fiserv Inc
3.50%, 07/01/2029 900 824
3.85%, 06/01/2025 250 246
4.40%, 07/01/2049 590 512
Intuit Inc
1.35%, 07/15/2027 160 141
Microsoft Corp
2.40%, 08/08/2026 250 239
2.53%, 06/01/2050 311 226
2.68%, 06/01/2060 349 248
2.92%, 03/17/2052 476 374
3.04%, 03/17/2062 141 108
3.30%, 02/06/2027 140 138
3.45%, 08/08/2036 225 212
3.70%, 08/08/2046 500 460
Oracle Corp
2.30%, 03/25/2028 115 100
2.40%, 09/15/2023 75 74
2.50%, 04/01/2025 155 147
2.65%, 07/15/2026 300 277
2.80%, 04/01/2027 155 142
2.88%, 03/25/2031 115 95
2.95%, 11/15/2024 85 83
2.95%, 05/15/2025 105 101
2.95%, 04/01/2030 155 132
3.40%, 07/08/2024 145 143
3.60%, 04/01/2040 355 258
3.60%, 04/01/2050 200 136
3.65%, 03/25/2041 115 84
3.90%, 05/15/2035 130 106
3.95%, 03/25/2051 115 83
4.00%, 07/15/2046 500 366
4.00%, 11/15/2047 75 54
4.10%, 03/25/2061 60 42
4.30%, 07/08/2034 75 65
4.38%, 05/15/2055 150 113
4.50%, 07/08/2044 50 40
6.13%, 07/08/2039 60 59
Roper Technologies Inc
1.40%, 09/15/2027 160 137
2.35%, 09/15/2024 90 87
2.95%, 09/15/2029 1,200 1,057
Salesforce Inc
1.95%, 07/15/2031 60 50
2.70%, 07/15/2041 265 202
2.90%, 07/15/2051 115 85
ServiceNow Inc
1.40%, 09/01/2030 160 125
Take-Two Interactive Software Inc
3.55%, 04/14/2025 215 210
VMware Inc
1.40%, 08/15/2026 180 159
1.80%, 08/15/2028 685 570
2.20%, 08/15/2031 115 90
$ 11,420
Sovereign - 1.47%
Canada Government International Bond
0.75%, 05/19/2026
(a)
615 556
1.63%, 01/22/2025 200 191
2.88%, 04/28/2025 210 206

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Chile Government International Bond
2.45%, 01/31/2031
(a)
$ 300 $ 253
2.55%, 01/27/2032
(a)
400 333
2.75%, 01/31/2027 600 555
3.10%, 05/07/2041 400 293
3.24%, 02/06/2028 500 466
3.50%, 04/15/2053 200 143
4.00%, 01/31/2052 200 158
Export Development Canada
3.38%, 08/26/2025 625 620
Export-Import Bank of Korea
0.38%, 02/09/2024 200 190
1.25%, 01/18/2025 200 187
1.38%, 02/09/2031 200 163
2.63%, 05/26/2026 700 669
Indonesia Government International Bond
2.15%, 07/28/2031 200 172
2.85%, 02/14/2030 200 184
3.05%, 03/12/2051
(a)
200 153
3.50%, 01/11/2028 500 486
3.70%, 10/30/2049 200 164
4.20%, 10/15/2050 200 174
4.35%, 01/11/2048 200 180
4.75%, 02/11/2029 700 725
Israel Government International Bond
2.75%, 07/03/2030 200 190
3.88%, 07/03/2050 200 181
4.50%, 01/30/2043 200 202
Japan Bank for International Cooperation
0.38%, 09/15/2023 460 444
0.50%, 04/15/2024 200 190
1.25%, 01/21/2031 200 165
1.75%, 10/17/2024 500 480
1.88%, 07/21/2026 264 244
2.13%, 02/16/2029 200 180
2.25%, 11/04/2026 400 374
2.75%, 01/21/2026 400 385
2.88%, 04/14/2025 500 487
2.88%, 07/21/2027 330 315
3.00%, 05/29/2024 300 296
Korea International Bond
1.00%, 09/16/2030 200 164
3.88%, 09/20/2048 250 243
Mexico Government International Bond
2.66%, 05/24/2031 500 415
3.25%, 04/16/2030
(a)
200 178
3.50%, 02/12/2034 400 335
3.75%, 01/11/2028 225 216
3.75%, 04/19/2071 200 131
3.90%, 04/27/2025 400 399
4.50%, 04/22/2029 600 587
4.60%, 01/23/2046 200 162
4.60%, 02/10/2048 300 241
4.75%, 03/08/2044 500 424
5.55%, 01/21/2045 360 336
5.75%, 10/12/2110 100 86
6.05%, 01/11/2040 200 200
6.75%, 09/27/2034 650 715
Panama Government International Bond
2.25%, 09/29/2032 200 156
3.16%, 01/23/2030 600 528
3.30%, 01/19/2033
(a)
500 424
3.75%, 03/16/2025 400 395
3.88%, 03/17/2028 200 192
4.30%, 04/29/2053 200 153
4.50%, 04/16/2050 200 159
6.70%, 01/26/2036 400 430
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Peruvian Government International Bond
1.86%, 12/01/2032 $ 60 $ 46
2.78%, 01/23/2031 620 528
2.78%, 12/01/2060 60 37
3.30%, 03/11/2041 300 228
3.55%, 03/10/2051
(a)
60 45
4.13%, 08/25/2027 400 392
5.63%, 11/18/2050 150 156
6.55%, 03/14/2037 200 219
8.75%, 11/21/2033 180 231
Philippine Government International Bond
2.65%, 12/10/2045 400 288
3.00%, 02/01/2028 300 289
3.20%, 07/06/2046 200 155
3.70%, 03/01/2041 400 347
7.75%, 01/14/2031 190 234
10.63%, 03/16/2025 100 117
Republic of Italy Government International Bond
0.88%, 05/06/2024 400 375
1.25%, 02/17/2026 700 611
2.38%, 10/17/2024 200 190
2.88%, 10/17/2029 200 170
3.88%, 05/06/2051 400 293
5.38%, 06/15/2033 205 204
6.88%, 09/27/2023 260 266
State of Israel
2.50%, 01/15/2030 200 187
3.38%, 01/15/2050 200 166
Svensk Exportkredit AB
0.38%, 03/11/2024 200 190
0.50%, 08/26/2025 720 654
3.63%, 09/03/2024
(f)
700 698
Tennessee Valley Authority
3.50%, 12/15/2042 200 180
4.25%, 09/15/2065 115 116
5.25%, 09/15/2039 250 282
5.38%, 04/01/2056 196 237
5.88%, 04/01/2036 325 387
6.75%, 11/01/2025 57 62
Uruguay Government International Bond
4.13%, 11/20/2045 136 129
4.38%, 10/27/2027 80 82
4.98%, 04/20/2055 100 101
5.10%, 06/18/2050 300 306
7.63%, 03/21/2036 250 322
$ 28,143
Supranational Bank - 1.28%
African Development Bank
0.88%, 03/23/2026 305 277
0.88%, 07/22/2026 115 104
Asian Development Bank
0.25%, 10/06/2023 450 434
0.38%, 06/11/2024 615 581
0.38%, 09/03/2025 310 282
0.50%, 02/04/2026 400 360
1.00%, 04/14/2026 115 105
1.50%, 01/20/2027 125 115
1.50%, 03/04/2031 115 99
1.88%, 03/15/2029 135 123
2.13%, 03/19/2025 300 289
2.38%, 08/10/2027 500 475
2.63%, 01/30/2024 500 494
2.75%, 01/19/2028 130 125
2.88%, 05/06/2025 135 132
3.13%, 08/20/2027 790 776
3.13%, 04/27/2032 135 132
5.82%, 06/16/2028 39 44

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Asian Infrastructure Investment Bank/The
0.25%, 09/29/2023 $ 305 $ 294
0.50%, 05/28/2025 400 366
2.25%, 05/16/2024 900 879
3.38%, 06/29/2025 540 534
Council Of Europe Development Bank
0.38%, 06/10/2024 115 109
1.38%, 02/27/2025 310 294
European Bank for Reconstruction &
Development
0.50%, 11/25/2025 150 136
0.50%, 01/28/2026 515 463
European Investment Bank
0.38%, 07/24/2024 345 325
0.38%, 12/15/2025 305 275
0.38%, 03/26/2026 470 420
0.63%, 10/21/2027 60 52
0.75%, 10/26/2026 60 54
1.25%, 02/14/2031
(a)
255 217
1.38%, 03/15/2027 425 388
1.63%, 03/14/2025 780 743
1.63%, 05/13/2031 60 53
1.75%, 03/15/2029 615 556
1.88%, 02/10/2025 250 240
2.38%, 05/24/2027 120 114
2.63%, 03/15/2024 800 789
3.25%, 01/29/2024 400 398
3.25%, 11/15/2027 210 208
FMS Wertmanagement
2.75%, 01/30/2024 500 494
Inter-American Development Bank
0.25%, 11/15/2023 310 299
0.50%, 09/23/2024 445 418
0.63%, 09/16/2027 305 265
0.88%, 04/20/2026 900 818
1.13%, 07/20/2028 515 450
1.13%, 01/13/2031 610 510
1.50%, 01/13/2027 125 115
1.75%, 03/14/2025 230 220
2.13%, 01/15/2025 500 483
2.38%, 07/07/2027 250 238
3.00%, 02/21/2024 400 397
3.13%, 09/18/2028 300 293
4.38%, 01/24/2044 50 54
International Bank for Reconstruction &
Development
0.25%, 11/24/2023 60 58
0.50%, 10/28/2025 400 363
0.63%, 04/22/2025 693 642
0.75%, 11/24/2027 270 235
0.75%, 08/26/2030 710 578
0.88%, 07/15/2026 325 294
1.25%, 02/10/2031 115 97
1.38%, 04/20/2028 365 325
1.63%, 01/15/2025 470 449
1.63%, 11/03/2031 245 212
1.75%, 10/23/2029 200 179
2.50%, 03/19/2024 415 408
2.50%, 11/25/2024 300 293
2.50%, 07/29/2025 170 165
2.50%, 03/29/2032 320 297
3.00%, 09/27/2023 300 298
3.13%, 06/15/2027 535 527
International Finance Corp
0.38%, 07/16/2025 315 288
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Nordic Investment Bank
0.38%, 09/11/2025 $ 230 $ 209
0.50%, 01/21/2026
(a)
200 181
2.25%, 05/21/2024 350 342
3.38%, 09/08/2027
(f)
235 234
$ 24,582
Telecommunications - 1.06%
America Movil SAB de CV
2.88%, 05/07/2030 600 531
4.38%, 04/22/2049 450 415
6.13%, 03/30/2040 380 416
AT&T Inc
0.90%, 03/25/2024 115 110
1.65%, 02/01/2028 200 172
1.70%, 03/25/2026 340 310
2.25%, 02/01/2032 145 117
3.10%, 02/01/2043 145 107
3.50%, 06/01/2041 1,300 1,025
3.50%, 09/15/2053 1,002 739
3.55%, 09/15/2055 815 597
3.65%, 09/15/2059 699 507
4.35%, 06/15/2045 600 517
4.50%, 05/15/2035 700 657
Bell Telephone Co of Canada or Bell Canada/The
3.65%, 03/17/2051 60 47
Cisco Systems Inc
5.50%, 01/15/2040 60 65
Juniper Networks Inc
2.00%, 12/10/2030 55 43
Orange SA
5.38%, 01/13/2042 30 31
Rogers Communications Inc
2.95%, 03/15/2025
(i)
65 63
3.20%, 03/15/2027
(i)
130 124
3.70%, 11/15/2049 90 68
3.80%, 03/15/2032
(i)
65 59
5.00%, 03/15/2044 75 68
7.50%, 08/15/2038 250 297
Telefonica Emisiones SA
4.10%, 03/08/2027 700 679
5.21%, 03/08/2047 550 476
T-Mobile USA Inc
1.50%, 02/15/2026 155 140
2.05%, 02/15/2028 190 165
2.25%, 11/15/2031 150 120
2.40%, 03/15/2029 25 22
2.55%, 02/15/2031 600 499
2.63%, 02/15/2029 600 517
3.00%, 02/15/2041 150 110
3.30%, 02/15/2051 150 107
3.38%, 04/15/2029 600 540
3.40%, 10/15/2052 135 98
3.50%, 04/15/2025 155 151
3.50%, 04/15/2031 600 531
3.75%, 04/15/2027 315 302
3.88%, 04/15/2030 600 555
4.38%, 04/15/2040 155 137
Verizon Communications Inc
0.75%, 03/22/2024 145 138
1.45%, 03/20/2026 115 105
1.50%, 09/18/2030 180 143
1.68%, 10/30/2030 2,211 1,758
1.75%, 01/20/2031 135 107
2.10%, 03/22/2028 175 155
2.36%, 03/15/2032 65 53
2.55%, 03/21/2031 115 97
2.65%, 11/20/2040 50 36
2.88%, 11/20/2050 505 348

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc   (continued)
2.99%, 10/30/2056 $ 89 $ 60
3.00%, 11/20/2060 65 43
3.38%, 02/15/2025 700 691
3.40%, 03/22/2041 715 576
3.55%, 03/22/2051 115 90
3.70%, 03/22/2061 480 370
3.85%, 11/01/2042 90 76
4.33%, 09/21/2028 60 59
4.67%, 03/15/2055 650 604
4.81%, 03/15/2039 75 73
Vodafone Group PLC
4.13%, 05/30/2025 675 673
4.25%, 09/17/2050 250 204
4.38%, 05/30/2028 550 544
4.38%, 02/19/2043 360 310
5.00%, 05/30/2038 80 76
5.25%, 05/30/2048 470 434
6.15%, 02/27/2037 240 252
$ 20,309
Transportation - 0.57%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 600 463
3.40%, 09/01/2024 70 70
3.55%, 02/15/2050 155 129
4.15%, 04/01/2045 200 183
4.40%, 03/15/2042 30 28
4.45%, 01/15/2053 40 39
5.40%, 06/01/2041 710 754
Canadian National Railway Co
3.85%, 08/05/2032 1,415 1,370
Canadian Pacific Railway Co
1.75%, 12/02/2026 145 131
2.45%, 12/02/2031 85 73
3.00%, 12/02/2041 85 67
3.10%, 12/02/2051 85 63
6.13%, 09/15/2115 75 80
CSX Corp
2.40%, 02/15/2030 60 52
3.35%, 09/15/2049 60 47
3.80%, 03/01/2028 75 73
3.80%, 04/15/2050 700 592
4.30%, 03/01/2048 200 181
4.50%, 11/15/2052 160 149
FedEx Corp
3.10%, 08/05/2029 800 733
3.88%, 08/01/2042 30 25
4.55%, 04/01/2046 820 735
5.10%, 01/15/2044 670 645
Norfolk Southern Corp
2.30%, 05/15/2031 60 51
2.55%, 11/01/2029 150 133
2.90%, 08/25/2051 60 43
3.94%, 11/01/2047 192 166
4.05%, 08/15/2052 200 174
4.55%, 06/01/2053 30 28
4.84%, 10/01/2041 630 616
Ryder System Inc
2.90%, 12/01/2026 150 140
4.30%, 06/15/2027 20 20
Union Pacific Corp
2.38%, 05/20/2031 710 616
2.80%, 02/14/2032 110 98
2.89%, 04/06/2036 140 116
2.97%, 09/16/2062 90 62
3.20%, 05/20/2041 60 49
3.38%, 02/14/2042 65 55
3.55%, 08/15/2039 435 377
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Union Pacific Corp   (continued)
3.80%, 10/01/2051 $ 310 $ 268
3.84%, 03/20/2060 220 185
3.95%, 08/15/2059 410 349
4.00%, 04/15/2047 250 222
United Parcel Service Inc
2.50%, 09/01/2029 125 113
3.40%, 09/01/2049
(a)
180 152
3.90%, 04/01/2025 155 155
4.88%, 11/15/2040 30 31
$ 10,901
Trucking & Leasing - 0.00%
GATX Corp
1.90%, 06/01/2031 115 88
Water - 0.06%
American Water Capital Corp
2.30%, 06/01/2031 60 51
3.25%, 06/01/2051 300 234
3.75%, 09/01/2047 740 622
4.45%, 06/01/2032 130 129
6.59%, 10/15/2037 13 15
Essential Utilities Inc
2.40%, 05/01/2031 60 50
5.30%, 05/01/2052 65 65
$ 1,166
TOTAL BONDS $ 521,386
MUNICIPAL BONDS - 0.18%
Principal
Amount (000's) Value (000's)
California - 0.06%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 214
6.91%, 10/01/2050 125 167
California State University
2.98%, 11/01/2051 155 118
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 23
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 25
State of California
3.50%, 04/01/2028 115 113
7.30%, 10/01/2039 300 381
$ 1,041
Georgia - 0.01%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 151 173
Illinois - 0.06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 300 354
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 30 34
State of Illinois
5.10%, 06/01/2033 700 697
$ 1,085
New Jersey - 0.02%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 277
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 170
$ 447

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York - 0.01%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 $ 250 $ 242
Ohio - 0.00%
Ohio State University/The
4.91%, 06/01/2040 50 54
Texas - 0.01%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 32
State of Texas
4.68%, 04/01/2040 160 166
$ 198
Wisconsin - 0.01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
250 259
TOTAL MUNICIPAL BONDS $ 3,499
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 65.93%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.73%
2.00%, 09/01/2031 $ 82 $ 77
2.00%, 12/01/2031 96 90
2.50%, 08/01/2028 70 67
2.50%, 01/01/2030 199 191
2.50%, 01/01/2031 181 174
2.50%, 02/01/2031 179 172
2.50%, 12/01/2031 294 281
2.50%, 01/01/2032 317 304
2.50%, 03/01/2032 98 94
2.50%, 11/01/2036 57 52
3.00%, 11/01/2028 141 138
3.00%, 04/01/2029 115 113
3.00%, 09/01/2029 107 105
3.00%, 10/01/2029 161 158
3.00%, 11/01/2029 74 72
3.00%, 01/01/2030 65 64
3.00%, 11/01/2030 67 65
3.00%, 03/01/2031 41 40
3.00%, 05/01/2032 195 188
3.00%, 03/01/2033 91 89
3.00%, 04/01/2033 29 28
3.00%, 09/01/2036 50 48
3.00%, 09/01/2036 86 83
3.00%, 02/01/2037 88 85
3.00%, 10/01/2042 194 184
3.00%, 11/01/2042 310 296
3.00%, 02/01/2043 294 280
3.00%, 08/01/2043 435 413
3.00%, 08/01/2043 372 354
3.00%, 09/01/2043 78 74
3.00%, 10/01/2043 61 58
3.00%, 01/01/2045 59 56
3.00%, 06/01/2046 205 193
3.00%, 10/01/2046 100 95
3.00%, 02/01/2047 150 142
3.50%, 12/01/2031 119 117
3.50%, 05/01/2034 41 40
3.50%, 11/01/2034 49 49
3.50%, 01/01/2035 105 104
3.50%, 04/01/2037 39 38
3.50%, 06/01/2042 70 68
3.50%, 06/01/2042 294 286
3.50%, 06/01/2042 243 237
3.50%, 07/01/2042 648 631
3.50%, 10/01/2042 399 389
3.50%, 02/01/2045 49 48
3.50%, 03/01/2045 128 125
3.50%, 06/01/2045 135 131
3.50%, 07/01/2045 127 123
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 06/01/2046 $ 164 $ 158
3.50%, 08/01/2046 143 138
3.50%, 09/01/2046 172 167
4.00%, 12/01/2024 32 32
4.00%, 12/01/2030 12 12
4.00%, 11/01/2033 81 81
4.00%, 07/01/2034 54 54
4.00%, 04/01/2038 95 94
4.00%, 12/01/2040 106 106
4.00%, 02/01/2044 94 94
4.00%, 04/01/2044 100 100
4.00%, 07/01/2044 111 111
4.00%, 09/01/2044 44 43
4.00%, 11/01/2044 155 155
4.00%, 01/01/2045 130 129
4.00%, 08/01/2045 186 186
4.00%, 11/01/2045 14 14
4.00%, 12/01/2045 31 30
4.00%, 02/01/2046 50 50
4.00%, 05/01/2046 103 103
4.50%, 10/01/2030 48 49
4.50%, 05/01/2031 6 6
4.50%, 02/01/2041 67 68
4.50%, 09/01/2043 14 14
4.50%, 12/01/2043 127 129
4.50%, 03/01/2044 186 190
4.50%, 04/01/2044 69 71
4.50%, 09/01/2044 119 121
4.50%, 10/01/2044 64 65
4.50%, 03/01/2047 54 55
4.50%, 07/01/2047 45 45
4.50%, 11/01/2047 12 12
4.50%, 05/01/2049 2,301 2,319
5.00%, 11/01/2035 42 44
5.00%, 12/01/2036 131 136
5.00%, 08/01/2039 55 57
5.00%, 12/01/2041 59 62
5.00%, 02/01/2042 289 301
5.00%, 04/01/2044 49 50
5.00%, 02/01/2048 67 69
5.00%, 07/01/2048 34 35
5.50%, 06/01/2034 75 78
5.50%, 07/01/2038 66 70
5.50%, 07/01/2038 55 57
5.50%, 12/01/2038 105 111
5.50%, 10/01/2039 173 179
5.50%, 06/01/2041 71 76
6.00%, 04/01/2038 298 322
6.00%, 11/01/2038 74 78
$ 14,035
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 20.04%
1.50%, 03/01/2036 1,486 1,337
1.50%, 05/01/2036 1,743 1,576
1.50%, 05/01/2036 6,491 5,840
1.50%, 11/01/2036 1,195 1,074
1.50%, 01/01/2037 959 863
1.50%, 11/01/2050 915 751
1.50%, 01/01/2051 4,049 3,322
1.50%, 06/01/2051 1,907 1,564
2.00%, 09/01/2029 172 164
2.00%, 05/01/2030 70 65
2.00%, 12/01/2031 128 120
2.00%, 02/01/2032 81 76
2.00%, 05/01/2036 1,183 1,092
2.00%, 02/01/2037 9,589 8,850
2.00%, 09/01/2037
(k)
9,500 8,758
2.00%, 03/01/2042 1,943 1,712

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 02/01/2051 $ 3,345 $ 2,882
2.00%, 02/01/2051 2,455 2,118
2.00%, 04/01/2051 5,770 4,987
2.00%, 04/01/2051 9,050 7,818
2.00%, 04/01/2051 2,630 2,283
2.00%, 04/01/2051 13,543 11,705
2.00%, 06/01/2051 2,219 1,913
2.00%, 07/01/2051 2,473 2,133
2.00%, 09/01/2051 3,249 2,802
2.00%, 10/01/2051 2,834 2,455
2.00%, 10/01/2051 2,411 2,078
2.00%, 11/01/2051 1,910 1,651
2.00%, 12/01/2051 3,350 2,891
2.00%, 12/01/2051 13,040 11,246
2.00%, 12/01/2051 3,018 2,607
2.00%, 01/01/2052 2,386 2,061
2.00%, 04/01/2052 2,453 2,121
2.00%, 04/01/2052 11,894 10,259
2.00%, 04/01/2052 1,465 1,265
2.00%, 10/01/2052
(k)
41,000 35,261
2.50%, 01/01/2028 63 61
2.50%, 07/01/2028 175 169
2.50%, 07/01/2028 60 58
2.50%, 11/01/2028 197 189
2.50%, 09/01/2029 123 117
2.50%, 02/01/2030 73 70
2.50%, 03/01/2030 165 158
2.50%, 05/01/2030 144 138
2.50%, 07/01/2030 106 102
2.50%, 08/01/2030 176 169
2.50%, 08/01/2030 191 183
2.50%, 12/01/2030 235 225
2.50%, 03/01/2031 180 173
2.50%, 07/01/2031 206 197
2.50%, 11/01/2031 321 307
2.50%, 12/01/2031 59 56
2.50%, 01/01/2032 89 86
2.50%, 03/01/2032 107 102
2.50%, 07/01/2033 9 8
2.50%, 02/01/2035 1,415 1,342
2.50%, 10/01/2036 26 24
2.50%, 10/01/2036 61 57
2.50%, 12/01/2036 73 66
2.50%, 04/01/2037 1,456 1,378
2.50%, 09/01/2037
(k)
5,000 4,730
2.50%, 01/01/2043 56 51
2.50%, 05/01/2043 93 83
2.50%, 10/01/2043 74 67
2.50%, 08/01/2046 49 44
2.50%, 12/01/2046 122 110
2.50%, 12/01/2046 83 75
2.50%, 07/01/2050 1,379 1,238
2.50%, 08/01/2050 5,234 4,705
2.50%, 09/01/2050 1,636 1,468
2.50%, 02/01/2051 2,470 2,220
2.50%, 07/01/2051 1,092 977
2.50%, 07/01/2051 682 610
2.50%, 08/01/2051 1,243 1,111
2.50%, 09/01/2051 2,079 1,863
2.50%, 09/01/2051 1,118 1,005
2.50%, 10/01/2051 2,309 2,064
2.50%, 11/01/2051 2,884 2,598
2.50%, 02/01/2052 2,405 2,166
2.50%, 02/01/2052 1,401 1,257
2.50%, 02/01/2052 2,424 2,180
2.50%, 02/01/2052 12,626 11,353
2.50%, 03/01/2052 2,507 2,247
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 03/01/2052 $ 12,127 $ 10,905
2.50%, 05/01/2052 1,211 1,086
2.50%, 10/01/2052
(k)
36,350 32,440
3.00%, 04/01/2027 48 47
3.00%, 01/01/2029 43 42
3.00%, 02/01/2029 45 44
3.00%, 12/01/2029 95 93
3.00%, 12/01/2029 45 44
3.00%, 01/01/2030 241 236
3.00%, 01/01/2030 209 205
3.00%, 06/01/2030 128 125
3.00%, 09/01/2030 49 47
3.00%, 10/01/2030 223 218
3.00%, 11/01/2030 232 227
3.00%, 12/01/2030 44 43
3.00%, 03/01/2031 136 133
3.00%, 04/01/2031 46 45
3.00%, 09/01/2031 223 218
3.00%, 12/01/2031 90 88
3.00%, 01/01/2033 26 25
3.00%, 04/01/2033 27 26
3.00%, 08/01/2034 266 258
3.00%, 05/01/2035 264 254
3.00%, 09/01/2037
(k)
5,000 4,843
3.00%, 06/01/2040 462 436
3.00%, 04/01/2043 71 68
3.00%, 04/01/2043 151 144
3.00%, 04/01/2043 257 244
3.00%, 05/01/2043 113 107
3.00%, 05/01/2043 335 319
3.00%, 05/01/2043 64 60
3.00%, 07/01/2043 67 64
3.00%, 07/01/2043 325 309
3.00%, 08/01/2043 354 336
3.00%, 08/01/2043 48 45
3.00%, 10/01/2043 206 195
3.00%, 10/01/2043 326 310
3.00%, 11/01/2043 90 86
3.00%, 01/01/2045 450 428
3.00%, 05/01/2046 67 64
3.00%, 05/01/2046 62 59
3.00%, 10/01/2046 380 359
3.00%, 09/01/2049 1,129 1,050
3.00%, 10/01/2049 2,050 1,913
3.00%, 11/01/2049 2,040 1,897
3.00%, 11/01/2049 704 656
3.00%, 11/01/2049 1,688 1,573
3.00%, 12/01/2049 2,101 1,957
3.00%, 03/01/2050 3,394 3,161
3.00%, 02/01/2052 2,462 2,310
3.00%, 03/01/2052 9,780 9,106
3.00%, 04/01/2052 2,470 2,296
3.00%, 05/01/2052 3,432 3,203
3.00%, 05/01/2052 9,931 9,220
3.00%, 10/01/2052
(k)
10,000 9,250
3.50%, 12/01/2026 67 66
3.50%, 03/01/2029 99 97
3.50%, 09/01/2029 91 90
3.50%, 11/01/2030 70 69
3.50%, 04/01/2032 12 11
3.50%, 07/01/2032 10 10
3.50%, 09/01/2032 10 10
3.50%, 12/01/2032 1,433 1,411
3.50%, 10/01/2033 7 7
3.50%, 05/01/2034 34 33
3.50%, 06/01/2034 23 23
3.50%, 07/01/2034 147 145

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 10/01/2034 $ 38 $ 38
3.50%, 02/01/2036 39 39
3.50%, 02/01/2037 32 31
3.50%, 05/01/2037 43 42
3.50%, 03/01/2041 16 15
3.50%, 02/01/2042 159 155
3.50%, 03/01/2042 36 35
3.50%, 05/01/2042 250 243
3.50%, 06/01/2042 213 207
3.50%, 07/01/2042 36 35
3.50%, 10/01/2042 313 305
3.50%, 04/01/2043 265 258
3.50%, 05/01/2043 289 281
3.50%, 05/01/2043 194 189
3.50%, 06/01/2043 54 53
3.50%, 08/01/2043 208 202
3.50%, 09/01/2043 790 769
3.50%, 01/01/2044 865 846
3.50%, 01/01/2044 71 69
3.50%, 07/01/2044 321 313
3.50%, 10/01/2044 105 102
3.50%, 11/01/2044 116 112
3.50%, 12/01/2044 178 173
3.50%, 02/01/2045 108 105
3.50%, 02/01/2045 172 167
3.50%, 04/01/2045 109 105
3.50%, 04/01/2045 206 200
3.50%, 10/01/2045 56 54
3.50%, 10/01/2045 50 48
3.50%, 11/01/2045 129 125
3.50%, 11/01/2045 114 111
3.50%, 12/01/2045 14 13
3.50%, 12/01/2045 77 74
3.50%, 12/01/2045 160 155
3.50%, 01/01/2046 206 199
3.50%, 03/01/2046 180 174
3.50%, 03/01/2046 50 49
3.50%, 05/01/2046 34 33
3.50%, 06/01/2046 87 84
3.50%, 07/01/2046 177 171
3.50%, 12/01/2046 146 141
3.50%, 03/01/2047 131 127
3.50%, 07/01/2049 1,415 1,365
3.50%, 08/01/2049 392 376
3.50%, 11/01/2049 2,024 1,965
3.50%, 05/01/2052 2,958 2,846
3.50%, 10/01/2052
(k)
23,700 22,562
4.00%, 12/01/2024 46 46
4.00%, 04/01/2029 5 5
4.00%, 12/01/2030 6 6
4.00%, 03/01/2031 26 26
4.00%, 03/01/2031 241 241
4.00%, 11/01/2031 8 8
4.00%, 11/01/2033 21 21
4.00%, 11/01/2033 137 137
4.00%, 10/01/2034 79 79
4.00%, 02/01/2036 128 128
4.00%, 01/01/2037 41 41
4.00%, 10/01/2037 58 58
4.00%, 03/01/2038 21 21
4.00%, 07/01/2038 80 79
4.00%, 12/01/2038 53 53
4.00%, 01/01/2039 70 69
4.00%, 09/01/2040 39 39
4.00%, 01/01/2041 49 49
4.00%, 02/01/2041 16 16
4.00%, 12/01/2041 71 71
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 06/01/2042 $ 119 $ 119
4.00%, 06/01/2042 74 74
4.00%, 07/01/2042 402 402
4.00%, 12/01/2042 119 119
4.00%, 11/01/2043 157 157
4.00%, 09/01/2044 55 55
4.00%, 11/01/2044 56 56
4.00%, 01/01/2045 46 46
4.00%, 04/01/2045 76 74
4.00%, 08/01/2045 79 77
4.00%, 11/01/2045 214 213
4.00%, 07/01/2046 49 49
4.00%, 05/01/2048 102 101
4.00%, 04/01/2049 232 229
4.00%, 07/01/2049 1,056 1,043
4.00%, 10/01/2049 1,863 1,838
4.00%, 11/01/2049 872 862
4.00%, 04/01/2050 1,578 1,557
4.00%, 10/01/2052
(k)
19,000 18,527
4.50%, 08/01/2023 12 12
4.50%, 06/01/2029 10 10
4.50%, 07/01/2029 2 2
4.50%, 08/01/2030 5 6
4.50%, 01/01/2034 17 17
4.50%, 04/01/2039 65 66
4.50%, 09/01/2040 135 138
4.50%, 05/01/2041 149 152
4.50%, 09/01/2041 167 171
4.50%, 11/01/2043 92 94
4.50%, 11/01/2043 90 92
4.50%, 01/01/2044 92 94
4.50%, 02/01/2044 32 32
4.50%, 04/01/2044 145 148
4.50%, 04/01/2044 111 113
4.50%, 05/01/2044 30 31
4.50%, 08/01/2044 139 142
4.50%, 10/01/2044 88 88
4.50%, 04/01/2046 37 38
4.50%, 05/01/2046 76 77
4.50%, 01/01/2047 53 53
4.50%, 01/01/2047 181 182
4.50%, 10/01/2052
(k)
10,000 9,925
5.00%, 12/01/2025 7 7
5.00%, 01/01/2039 300 308
5.00%, 07/01/2039 118 123
5.00%, 02/01/2041 80 83
5.00%, 02/01/2041 54 56
5.00%, 04/01/2041 203 212
5.00%, 05/01/2042 106 110
5.00%, 07/01/2042 47 49
5.00%, 03/01/2044 46 47
5.00%, 05/01/2044 59 62
5.00%, 02/01/2045 96 100
5.00%, 06/01/2045 288 301
5.00%, 06/01/2048 12 12
5.00%, 08/01/2048 19 20
5.00%, 10/01/2052
(k)
2,500 2,519
5.50%, 12/01/2027 13 13
5.50%, 03/01/2038 67 70
5.50%, 05/01/2038 75 80
5.50%, 06/01/2038 100 107
5.50%, 09/01/2038 164 174
5.50%, 11/01/2038 77 82
5.50%, 04/01/2039 82 87
5.50%, 04/01/2040 69 73
6.00%, 04/01/2026 8 8

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 10/01/2036 $ 58 $ 63
$ 383,247
Government National Mortgage Association (GNMA) - 6.26%
2.00%, 08/20/2050 2,508 2,230
2.00%, 01/20/2051 2,696 2,397
2.00%, 02/20/2051 8,865 7,882
2.00%, 07/20/2051 13,392 11,887
2.00%, 09/01/2052
(k)
5,500 4,857
2.50%, 06/20/2027 55 53
2.50%, 12/20/2030 54 51
2.50%, 03/20/2031 93 88
2.50%, 07/20/2043 85 77
2.50%, 12/20/2046 200 183
2.50%, 01/20/2047 63 58
2.50%, 06/20/2050 4,627 4,249
2.50%, 05/20/2051 4,590 4,201
2.50%, 07/20/2051 11,750 10,745
2.50%, 09/01/2052
(k)
9,800 8,929
3.00%, 02/15/2027 32 32
3.00%, 08/20/2029 39 38
3.00%, 09/20/2029 47 45
3.00%, 07/20/2030 38 37
3.00%, 01/20/2031 43 41
3.00%, 07/20/2032 48 47
3.00%, 09/20/2042 43 41
3.00%, 11/20/2042 318 304
3.00%, 12/20/2042 235 224
3.00%, 01/20/2043 227 217
3.00%, 03/20/2043 58 56
3.00%, 03/20/2043 286 273
3.00%, 03/20/2043 280 266
3.00%, 04/20/2043 357 341
3.00%, 06/20/2043 317 302
3.00%, 08/20/2043 345 329
3.00%, 05/20/2044 156 149
3.00%, 12/15/2044 36 34
3.00%, 12/20/2044 300 286
3.00%, 01/15/2045 35 33
3.00%, 01/15/2045 24 23
3.00%, 02/20/2045 31 29
3.00%, 05/20/2045 199 190
3.00%, 06/20/2045 81 77
3.00%, 07/20/2045 589 563
3.00%, 08/20/2045 290 277
3.00%, 09/20/2045 121 115
3.00%, 10/20/2045 250 239
3.00%, 12/20/2045 138 131
3.00%, 01/20/2046 61 58
3.00%, 03/20/2046 248 237
3.00%, 04/20/2046 535 512
3.00%, 05/20/2046 400 382
3.00%, 06/20/2046 388 370
3.00%, 07/20/2046 880 841
3.00%, 08/20/2046 364 347
3.00%, 09/20/2046 275 262
3.00%, 10/20/2046 208 199
3.00%, 11/20/2046 470 444
3.00%, 12/15/2046 67 63
3.00%, 12/20/2051 10,391 9,767
3.00%, 09/01/2052
(k)
7,200 6,758
3.50%, 05/20/2042 85 84
3.50%, 06/20/2042 87 85
3.50%, 07/20/2042 341 335
3.50%, 09/20/2042 262 258
3.50%, 10/20/2042 189 184
3.50%, 11/20/2042 166 163
3.50%, 12/20/2042 173 170
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 01/20/2043 $ 287 $ 281
3.50%, 02/20/2043 450 442
3.50%, 03/20/2043 305 299
3.50%, 04/15/2043 105 104
3.50%, 04/20/2043 204 197
3.50%, 05/20/2043 134 132
3.50%, 07/20/2043 173 170
3.50%, 08/20/2043 419 411
3.50%, 09/20/2043 300 294
3.50%, 10/20/2043 142 139
3.50%, 09/20/2044 115 113
3.50%, 10/20/2044 132 129
3.50%, 11/20/2044 126 123
3.50%, 12/20/2044 130 128
3.50%, 01/20/2045 127 125
3.50%, 02/20/2045 172 168
3.50%, 03/15/2045 26 25
3.50%, 03/20/2045 213 208
3.50%, 04/15/2045 9 9
3.50%, 04/20/2045 210 204
3.50%, 04/20/2045 126 124
3.50%, 05/20/2045 208 204
3.50%, 06/20/2045 32 32
3.50%, 07/20/2045 177 174
3.50%, 08/20/2045 194 190
3.50%, 09/20/2045 184 180
3.50%, 10/20/2045 166 163
3.50%, 11/20/2045 295 288
3.50%, 12/20/2045 217 212
3.50%, 02/20/2046 177 174
3.50%, 08/15/2046 38 37
3.50%, 09/15/2046 70 68
3.50%, 01/15/2048 52 50
3.50%, 09/15/2048 92 89
3.50%, 09/01/2052
(k)
10,100 9,738
4.00%, 11/20/2043 243 242
4.00%, 02/20/2044 99 99
4.00%, 05/15/2044 73 73
4.00%, 05/20/2044 56 56
4.00%, 07/20/2044 16 16
4.00%, 08/20/2044 125 125
4.00%, 09/20/2044 111 110
4.00%, 10/20/2044 410 409
4.00%, 11/15/2044 51 51
4.00%, 11/20/2044 79 79
4.00%, 12/20/2044 149 148
4.00%, 01/20/2045 64 64
4.00%, 03/20/2045 98 98
4.00%, 08/20/2045 109 109
4.00%, 09/15/2045 21 21
4.00%, 09/20/2045 126 126
4.00%, 10/20/2045 161 161
4.00%, 11/20/2045 222 222
4.00%, 12/15/2045 44 45
4.00%, 01/20/2046 261 260
4.00%, 02/20/2046 41 41
4.00%, 04/20/2046 155 154
4.00%, 10/20/2046 44 44
4.00%, 11/20/2046 201 201
4.00%, 01/20/2047 12 12
4.00%, 02/20/2047 184 183
4.00%, 03/20/2047 127 127
4.00%, 05/20/2047 43 42
4.00%, 11/20/2047 280 279
4.00%, 10/01/2052
(k)
7,500 7,378
4.50%, 03/15/2039 94 97
4.50%, 03/15/2040 100 103
4.50%, 07/15/2040 119 122

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 02/20/2041 $ 22 $ 22
4.50%, 03/20/2041 16 16
4.50%, 05/15/2045 26 26
4.50%, 12/20/2046 152 158
4.50%, 10/15/2047 64 65
4.50%, 09/01/2052
(k)
7,500 7,501
5.00%, 05/15/2033 95 99
5.00%, 07/20/2038 75 79
5.00%, 10/15/2038 132 139
5.00%, 04/20/2039 52 55
5.00%, 10/15/2041 110 113
5.00%, 01/20/2045 81 84
5.00%, 02/20/2046 29 30
5.00%, 12/20/2046 62 65
5.00%, 08/20/2048 21 21
5.00%, 10/20/2048 74 76
5.50%, 03/15/2038 52 54
5.50%, 02/15/2039 45 47
5.50%, 06/15/2040 128 133
5.50%, 07/20/2044 66 71
5.50%, 09/20/2044 87 93
5.50%, 12/20/2048 12 13
$ 119,826
U.S. Treasury - 38.90%
0.13%, 09/15/2023 1,700 1,642
0.13%, 10/15/2023 5,775 5,563
0.13%, 01/15/2024 5,105 4,876
0.13%, 02/15/2024 3,390 3,230
0.25%, 09/30/2023 6,035 5,830
0.25%, 11/15/2023 2,525 2,431
0.25%, 03/15/2024 2,255 2,146
0.25%, 05/15/2024 13,315 12,609
0.25%, 06/15/2024 3,035 2,866
0.25%, 05/31/2025 1,430 1,309
0.25%, 06/30/2025 2,945 2,691
0.25%, 07/31/2025 5,885 5,360
0.25%, 08/31/2025 1,680 1,525
0.25%, 09/30/2025 1,600 1,450
0.25%, 10/31/2025 5,070 4,581
0.38%, 04/15/2024 4,865 4,627
0.38%, 07/15/2024 3,340 3,155
0.38%, 08/15/2024 3,115 2,934
0.38%, 09/15/2024 1,440 1,353
0.38%, 04/30/2025 3,195 2,943
0.38%, 11/30/2025 1,680 1,520
0.38%, 12/31/2025 3,835 3,462
0.38%, 01/31/2026 8,890 8,003
0.38%, 07/31/2027 3,605 3,126
0.38%, 09/30/2027 5,090 4,387
0.50%, 11/30/2023 4,810 4,637
0.50%, 03/31/2025 950 880
0.50%, 02/28/2026 2,580 2,328
0.50%, 04/30/2027 3,650 3,201
0.50%, 05/31/2027 3,475 3,041
0.50%, 06/30/2027 3,790 3,310
0.50%, 08/31/2027 1,520 1,322
0.50%, 10/31/2027 5,120 4,433
0.63%, 10/15/2024 4,910 4,626
0.63%, 07/31/2026 4,240 3,804
0.63%, 03/31/2027 885 783
0.63%, 11/30/2027 7,625 6,629
0.63%, 12/31/2027 3,090 2,680
0.63%, 05/15/2030 3,870 3,190
0.63%, 08/15/2030 5,675 4,656
0.75%, 12/31/2023 970 936
0.75%, 11/15/2024 1,345 1,267
0.75%, 03/31/2026 2,790 2,535
0.75%, 04/30/2026 4,560 4,136
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.75%, 05/31/2026 $ 1,410 $ 1,276
0.75%, 08/31/2026 2,570 2,313
0.75%, 01/31/2028 3,370 2,937
0.88%, 01/31/2024 7,255 6,993
0.88%, 06/30/2026 3,925 3,564
0.88%, 09/30/2026 4,565 4,124
0.88%, 11/15/2030 7,690 6,428
1.00%, 12/15/2024 1,285 1,215
1.00%, 07/31/2028 5,990 5,236
1.13%, 01/15/2025 4,980 4,713
1.13%, 02/28/2025 1,160 1,095
1.13%, 10/31/2026 2,675 2,437
1.13%, 02/28/2027 605 549
1.13%, 02/29/2028 5,245 4,660
1.13%, 08/31/2028 2,885 2,537
1.13%, 02/15/2031 5,985 5,089
1.13%, 05/15/2040 3,735 2,542
1.13%, 08/15/2040 3,960 2,671
1.25%, 08/31/2024 3,140 3,007
1.25%, 11/30/2026 3,415 3,125
1.25%, 12/31/2026 2,470 2,257
1.25%, 03/31/2028 5,660 5,052
1.25%, 04/30/2028 3,680 3,280
1.25%, 05/31/2028 2,420 2,155
1.25%, 06/30/2028 2,990 2,657
1.25%, 09/30/2028 2,255 1,995
1.25%, 08/15/2031 10,625 9,043
1.25%, 05/15/2050 3,995 2,470
1.38%, 09/30/2023 295 288
1.38%, 01/31/2025 6,680 6,356
1.38%, 08/31/2026 4,375 4,041
1.38%, 10/31/2028 7,355 6,548
1.38%, 12/31/2028 3,275 2,913
1.38%, 11/15/2031 6,885 5,898
1.38%, 11/15/2040 4,680 3,292
1.38%, 08/15/2050 4,220 2,698
1.50%, 02/29/2024 2,530 2,457
1.50%, 09/30/2024 1,485 1,427
1.50%, 10/31/2024 930 892
1.50%, 11/30/2024 3,420 3,275
1.50%, 02/15/2025 1,830 1,745
1.50%, 08/15/2026 4,500 4,177
1.50%, 01/31/2027 6,230 5,749
1.50%, 11/30/2028 2,650 2,374
1.50%, 02/15/2030 4,640 4,116
1.63%, 10/31/2023 2,195 2,149
1.63%, 02/15/2026 2,808 2,637
1.63%, 05/15/2026 2,161 2,024
1.63%, 09/30/2026 495 462
1.63%, 10/31/2026 3,085 2,871
1.63%, 11/30/2026 2,925 2,722
1.63%, 08/15/2029 4,085 3,676
1.63%, 05/15/2031 7,735 6,833
1.63%, 11/15/2050 4,460 3,051
1.75%, 03/15/2025 4,605 4,413
1.75%, 12/31/2026 2,155 2,014
1.75%, 01/31/2029 1,090 991
1.75%, 11/15/2029 2,415 2,192
1.75%, 08/15/2041 4,175 3,102
1.88%, 08/31/2024 2,065 2,002
1.88%, 06/30/2026 3,625 3,424
1.88%, 07/31/2026 1,340 1,264
1.88%, 02/28/2027 4,970 4,660
1.88%, 02/28/2029 5,460 5,005
1.88%, 02/15/2032 6,335 5,664
1.88%, 02/15/2041 5,725 4,386
1.88%, 02/15/2051 5,705 4,163
1.88%, 11/15/2051 4,295 3,128

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.00%, 04/30/2024 $ 2,110 $ 2,060
2.00%, 05/31/2024 5,715 5,574
2.00%, 06/30/2024 1,500 1,461
2.00%, 02/15/2025 4,825 4,658
2.00%, 08/15/2025 3,995 3,828
2.00%, 11/15/2026 3,065 2,894
2.00%, 11/15/2041 4,485 3,484
2.00%, 02/15/2050 9,490 7,178
2.00%, 08/15/2051 4,420 3,321
2.13%, 02/29/2024 3,230 3,167
2.13%, 03/31/2024 810 793
2.13%, 07/31/2024 1,625 1,585
2.13%, 09/30/2024 600 584
2.13%, 11/30/2024 2,465 2,393
2.13%, 05/15/2025 3,870 3,733
2.25%, 12/31/2023 1,740 1,712
2.25%, 01/31/2024 1,430 1,406
2.25%, 03/31/2024 1,510 1,481
2.25%, 04/30/2024 3,710 3,637
2.25%, 10/31/2024 1,950 1,901
2.25%, 11/15/2024 1,805 1,759
2.25%, 12/31/2024 4,000 3,890
2.25%, 11/15/2025 3,405 3,276
2.25%, 03/31/2026 1,425 1,367
2.25%, 02/15/2027 2,670 2,542
2.25%, 08/15/2027 2,755 2,616
2.25%, 11/15/2027 2,830 2,681
2.25%, 05/15/2041 3,245 2,646
2.25%, 08/15/2046 2,700 2,114
2.25%, 08/15/2049 2,200 1,762
2.25%, 02/15/2052 3,845 3,071
2.38%, 02/29/2024 10,675 10,503
2.38%, 08/15/2024 7,555 7,400
2.38%, 04/30/2026 2,895 2,791
2.38%, 05/15/2027 1,810 1,731
2.38%, 03/31/2029 2,240 2,112
2.38%, 05/15/2029 2,215 2,089
2.38%, 02/15/2042 3,205 2,657
2.38%, 11/15/2049 3,305 2,724
2.38%, 05/15/2051 5,060 4,166
2.50%, 01/31/2024 3,600 3,551
2.50%, 04/30/2024 755 743
2.50%, 05/15/2024 1,825 1,796
2.50%, 05/31/2024 200 197
2.50%, 01/31/2025 6,200 6,059
2.50%, 02/28/2026 845 818
2.50%, 03/31/2027 1,825 1,757
2.50%, 02/15/2045 3,700 3,059
2.50%, 02/15/2046 1,520 1,253
2.50%, 05/15/2046 1,395 1,150
2.63%, 12/31/2023 3,435 3,398
2.63%, 04/15/2025 4,745 4,642
2.63%, 12/31/2025 2,160 2,103
2.63%, 01/31/2026 805 783
2.63%, 05/31/2027 4,250 4,116
2.63%, 02/15/2029 7,695 7,380
2.63%, 07/31/2029 10,540 10,104
2.75%, 11/15/2023 1,725 1,710
2.75%, 02/15/2024 4,600 4,552
2.75%, 02/28/2025 7,295 7,165
2.75%, 05/15/2025 4,995 4,899
2.75%, 06/30/2025 3,290 3,225
2.75%, 04/30/2027 2,180 2,122
2.75%, 07/31/2027 8,070 7,854
2.75%, 02/15/2028 3,420 3,313
2.75%, 05/31/2029 2,500 2,412
2.75%, 08/15/2032 2,160 2,084
2.75%, 08/15/2042 739 649
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.75%, 11/15/2042 $ 585 $ 513
2.75%, 08/15/2047 2,150 1,868
2.75%, 11/15/2047 1,605 1,397
2.88%, 09/30/2023 1,480 1,471
2.88%, 10/31/2023 2,695 2,677
2.88%, 11/30/2023 3,345 3,321
2.88%, 04/30/2025 3,325 3,272
2.88%, 05/31/2025 1,325 1,303
2.88%, 11/30/2025 1,470 1,443
2.88%, 05/15/2028 3,870 3,770
2.88%, 08/15/2028 3,215 3,130
2.88%, 04/30/2029 2,620 2,548
2.88%, 05/15/2032 9,320 9,084
2.88%, 05/15/2043 3,125 2,785
2.88%, 08/15/2045 765 676
2.88%, 11/15/2046 600 532
2.88%, 05/15/2049 5,370 4,884
2.88%, 05/15/2052 6,295 5,801
3.00%, 06/30/2024 1,000 991
3.00%, 07/31/2024 1,900 1,883
3.00%, 07/15/2025 1,450 1,431
3.00%, 09/30/2025 540 532
3.00%, 10/31/2025 15,165 14,944
3.00%, 05/15/2042 1,705 1,567
3.00%, 11/15/2044 2,290 2,071
3.00%, 05/15/2045 825 745
3.00%, 11/15/2045 1,095 991
3.00%, 02/15/2047 2,980 2,703
3.00%, 05/15/2047 1,190 1,081
3.00%, 02/15/2048 3,500 3,206
3.00%, 08/15/2048 3,785 3,486
3.00%, 02/15/2049 3,715 3,454
3.13%, 08/15/2025 7,555 7,479
3.13%, 11/15/2028 6,035 5,958
3.13%, 08/31/2029 2,580 2,555
3.13%, 11/15/2041 435 410
3.13%, 02/15/2042 1,140 1,071
3.13%, 02/15/2043 815 758
3.13%, 08/15/2044 2,320 2,145
3.13%, 05/15/2048 2,140 2,014
3.25%, 06/30/2027 1,635 1,627
3.25%, 05/15/2042 7,610 7,279
3.38%, 05/15/2044 1,125 1,085
3.38%, 11/15/2048 3,420 3,387
3.50%, 02/15/2039 375 384
3.63%, 08/15/2043 2,310 2,321
3.63%, 02/15/2044 1,245 1,249
3.75%, 08/15/2041 400 413
3.75%, 11/15/2043 760 778
3.88%, 08/15/2040 1,350 1,429
4.25%, 05/15/2039 375 421
4.25%, 11/15/2040 1,188 1,320
4.38%, 02/15/2038 495 565
4.38%, 11/15/2039 700 796
4.38%, 05/15/2040 440 499
4.38%, 05/15/2041 1,090 1,228
4.50%, 02/15/2036 440 507
4.50%, 05/15/2038 3,015 3,485
4.50%, 08/15/2039 730 843
4.63%, 02/15/2040 1,345 1,575
4.75%, 02/15/2037 285 337
4.75%, 02/15/2041 674 798
5.00%, 05/15/2037 385 467
5.25%, 11/15/2028 409 451
5.25%, 02/15/2029 795 883
5.38%, 02/15/2031 1,100 1,274
6.25%, 05/15/2030 1,050 1,264
6.38%, 08/15/2027 1,540 1,747

Schedule of Investments
Bond Market Index Fund
August 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
6.50%, 11/15/2026 $ 1,000 $ 1,120
6.63%, 02/15/2027 450 509
$ 744,144
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,261,252
Total Investments $ 2,103,517
Other Assets and Liabilities -  (9.96)% (190,526)
TOTAL NET ASSETS - 100.00% $ 1,912,991
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,397 or 0.33% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,619 or
0.35% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 A ct (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security purchased on a when-issued basis.
(g) Non-income producing security
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $7,343 or 0.38% of net assets.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary  (unaudited)
Sector Percent
Government 42.63%
Mortgage Securities 27.31%
Money Market Funds 16.17%
Financial 8.28%
Consumer, Non-cyclical 3.96%
Communications 2.15%
Utilities 1.88%
Technology 1.75%
Energy 1.75%
Industrial 1.71%
Consumer, Cyclical 1.22%
Basic Materials 0.55%
Investment Companies 0.42%
Revenue Bonds 0.08%
General Obligation Unlimited 0.08%
Insured 0.02%
Other Assets and Liabilities
(9.96)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales August 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.13% $ 77,789 $ 989,714 $ 760,487 $ 307,016
$ 77,789 $ 989,714 $ 760,487 $ 307,016
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.13% $ 416 $ — $ — $ —
$ 416 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 8.01% Shares Held Value (000's)
Closed-End Funds - 0.02%
Sprott Physical Uranium Trust
(a)
64,100 $ 805
Exchange-Traded Funds - 0.43%
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
168,875 2,933
iShares Global Infrastructure ETF 123,750 5,857
Schwab US TIPS ETF 53,275 2,977
SPDR S&P Global Natural Resources ETF 54,875 2,964
Vanguard Real Estate ETF 53,500 4,976
$ 19,707
Money Market Funds - 7.56%
BlackRock Liquidity FedFund - Institutional
Class 2.03%
(b),(c)
5,800,726 5,800
BlackRock Liquidity Funds FedFund Portfolio -
Institutional Class 2.06%
(a),(b)
24,995,281 24,995
Principal Government Money Market Fund -
Institutional Class 2.13%
(b),(c),(d)
319,186,486 319,187
$ 349,982
TOTAL INVESTMENT COMPANIES $ 370,494
COMMON STOCKS - 59.41% Shares Held Value (000's)
Agriculture - 1.37%
Adecoagro SA 781,076 $ 7,202
Archer-Daniels-Midland Co 243,613 21,411
Bunge Ltd 235,046 23,310
Darling Ingredients Inc
(e)
153,138 11,647
$ 63,570
Automobile Parts & Equipment - 0.05%
Aptiv PLC
(e)
25,646 2,396
Beverages - 0.02%
Vitasoy International Holdings Ltd
(e)
656,000 1,027
Biotechnology - 0.40%
Corteva Inc 300,218 18,442
Building Materials - 0.25%
AZEK Co Inc /The
(e)
55,576 1,014
Builders FirstSource Inc
(e)
6,106 358
Dexco SA 252,300 483
Fortune Brands Home & Security Inc 8,106 498
Interfor Corp
(e)
114,724 2,822
Lennox International Inc 8,273 1,987
Louisiana-Pacific Corp 13,492 732
Nibe Industrier AB 236,247 2,212
UFP Industries Inc 17,655 1,402
$ 11,508
Chemicals - 1.36%
Albemarle Corp 11,816 3,166
CF Industries Holdings Inc 217,069 22,458
Chr Hansen Holding A/S 33,458 1,950
Ingevity Corp
(e)
9,071 636
Koninklijke DSM NV 17,189 2,192
Lenzing AG 5,600 414
Mosaic Co/The 133,162 7,174
Novozymes A/S 26,386 1,514
Nutrien Ltd 235,196 21,584
OCI NV 55,299 2,076
$ 63,164
Commercial Services - 3.27%
ALEATICA SAB de CV
(e)
9,159,945 7,047
Ashtead Group PLC 34,741 1,707
Atlantia SpA 1,031,054 23,610
Atlas Arteria Ltd 5,997,208 32,626
Brambles Ltd 345,153 2,905
CCR SA 7,331,584 19,589
Cengage Learning Holdings II Inc
(e)
2,772 38
Transurban Group 6,557,477 62,214
Verisk Analytics Inc 9,532 1,784
$ 151,520
Computers - 0.00%
IQOR US Inc
(e),(f)
14,193 57
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.06%
Kimberly-Clark Corp 17,906 $ 2,284
Ontex Group NV
(e)
60,488 347
$ 2,631
Cosmetics & Personal Care - 0.13%
Essity AB 91,357 2,027
Kao Corp 19,500 844
Procter & Gamble Co/The 8,561 1,181
Unicharm Corp 60,800 2,113
$ 6,165
Distribution & Wholesale - 0.02%
Veritiv Corp
(e)
6,723 801
Diversified Financial Services - 0.05%
Hannon Armstrong Sustainable Infrastructure
Capital Inc
55,806 2,205
Electric - 13.75%
Ameren Corp 119,932 11,108
American Electric Power Co Inc 308,304 30,892
Boralex Inc 58,038 2,187
Brookfield Renewable Corp
(g)
537,009 20,616
Clearway Energy Inc - Class C 628,658 23,323
CLP Holdings Ltd 1,582,500 13,635
CMS Energy Corp 137,246 9,270
CPFL Energia SA 3,200,097 21,671
EDP - Energias de Portugal SA 6,959,023 33,234
EDP Renovaveis SA 92,513 2,244
Emera Inc 676,259 31,291
Enel SpA 2,356,969 11,076
Engie Brasil Energia SA 1,789,614 14,004
Entergy Corp 236,849 27,309
Eversource Energy 186,639 16,740
Hydro One Ltd
(h)
185,334 5,018
Iberdrola SA 4,799,609 49,972
National Grid PLC 4,582,780 57,064
NextEra Energy Inc 504,945 42,951
OGE Energy Corp 572,339 23,203
Ormat Technologies Inc 26,084 2,438
Orsted AS
(h)
110,526 10,787
PPL Corp 736,055 21,404
Public Service Enterprise Group Inc 552,961 35,588
Red Electrica Corp SA 764,967 13,986
Sempra Energy 137,429 22,672
SSE PLC 2,539,195 48,658
Terna - Rete Elettrica Nazionale 2,516,511 17,890
Xcel Energy Inc 218,415 16,217
$ 636,448
Electrical Components & Equipment - 0.26%
Delta Electronics Inc 271,000 2,320
Generac Holdings Inc
(e)
10,996 2,424
Legrand SA 31,890 2,307
Littelfuse Inc 11,433 2,712
Signify NV
(h)
74,072 2,106
$ 11,869
Electronics - 0.23%
Azbil Corp 58,000 1,653
Badger Meter Inc 17,706 1,677
Halma PLC 88,061 2,118
Hubbell Inc 14,722 3,037
Trimble Inc
(e)
37,581 2,377
$ 10,862
Energy - Alternate Sources - 1.25%
Archaea Energy Inc
(e)
917,020 18,121
NextEra Energy Partners LP
(g)
402,207 33,017
SolarEdge Technologies Inc
(e)
6,697 1,848
Stem Inc
(e)
69,472 1,092
Vestas Wind Systems A/S 84,811 2,122
Xinyi Solar Holdings Ltd 1,308,000 1,799
$ 57,999

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 3.95%
Aena SME SA
(e),(h)
381,572 $ 46,866
Auckland International Airport Ltd
(e)
1,509,248 6,960
Cellnex Telecom SA
(h)
184,958 7,203
Enav SpA
(h)
5,720,912 23,651
Ferrovial SA 765,303 19,190
Fluor Corp
(e)
675,596 17,863
Grupo Aeroportuario del Centro Norte SAB de
CV
2,051,877 13,428
Sacyr SA 2,467,623 5,520
Vantage Towers AG 262,508 6,806
Vinci SA 383,455 35,375
$ 182,862
Entertainment - 0.00%
Cineworld Group PLC - Warrants
(e)
29,862 3
Environmental Control - 0.13%
Befesa SA
(h)
31,086 1,279
Li-Cycle Holdings Corp
(e)
119,207 859
Pentair PLC 55,540 2,472
TOMRA Systems ASA 65,661 1,496
$ 6,106
Food - 0.04%
Salmar ASA 25,812 1,707
Forest Products & Paper - 0.83%
Acadian Timber Corp
(g)
88,943 1,139
Canfor Corp
(e)
111,323 2,184
Clearwater Paper Corp
(e)
15,313 651
Empresas CMPC SA 462,977 878
Holmen AB 45,768 1,964
International Paper Co 51,142 2,129
Mercer International Inc 26,599 432
Mondi PLC 105,174 1,785
Nine Dragons Paper Holdings Ltd 645,000 506
Oji Holdings Corp 513,500 2,049
Sappi Ltd
(e)
441,623 1,177
Smurfit Kappa Group PLC 50,634 1,698
Stora Enso Oyj 206,773 3,078
Sumitomo Forestry Co Ltd 105,500 1,784
Suzano SA 347,200 2,985
Svenska Cellulosa AB SCA 271,914 4,074
Sylvamo Corp 17,921 796
UPM- Kymmene Oyj 106,602 3,622
West Fraser Timber Co Ltd 52,504 4,697
Western Forest Products Inc 510,590 599
$ 38,227
Gas - 1.56%
Enagas SA 1,192,930 21,783
Italgas SpA 2,142,075 11,018
NiSource Inc 178,449 5,266
Snam SpA 7,189,066 34,169
$ 72,236
Healthcare - Products - 0.14%
Hengan International Group Co Ltd 115,595 553
PerkinElmer Inc 11,561 1,561
Repligen Corp
(e)
10,241 2,247
Tecan Group AG 5,529 2,035
$ 6,396
Healthcare - Services - 0.00%
Millennium Health LLC
(e),(f),( i )
20,580 3
Millennium Health LLC
(e),(f),( i )
19,318 1
$ 4
Home Builders - 0.15%
DR Horton Inc 12,494 889
KB Home 29,245 838
Lennar Corp - A Shares 10,943 848
PulteGroup Inc 20,669 841
Sekisui Chemical Co Ltd 166,900 2,275
Toll Brothers Inc 18,437 807
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Tri Pointe Homes Inc
(e)
19,410 $ 336
$ 6,834
Insurance - 0.08%
Hannover Rueck SE 19,417 2,862
Hiscox Ltd 97,235 1,013
$ 3,875
Internet - 0.00%
Catalina Marketing Corp
(e)
3,965 1
Iron & Steel - 0.00%
Novolipetsk Steel PJSC 112,475 —
Severstal PAO 149,085 —
$ —
Leisure Products & Services - 0.04%
Shimano Inc 10,800 1,911
Lodging - 0.08%
Travel + Leisure Co 81,600 3,460
Machinery - Construction & Mining - 0.27%
Caterpillar Inc 25,600 4,729
Terex Corp 156,744 5,207
Vertiv Holdings Co 116,503 1,343
Weir Group PLC/The 74,362 1,252
$ 12,531
Machinery - Diversified - 0.31%
ANDRITZ AG 22,731 1,047
Duerr AG 18,944 417
Flowserve Corp 184,165 5,612
Husqvarna AB 55,726 375
Spirax-Sarco Engineering PLC 22,208 2,711
Valmet Oyj 37,129 941
Watts Water Technologies Inc 11,514 1,595
Zurn Elkay Water Solutions Corp 60,849 1,678
$ 14,376
Media - 0.00%
Cumulus Media Inc
(e)
6 —
Metal Fabrication & Hardware - 0.09%
Advanced Drainage Systems Inc 18,622 2,527
Valmont Industries Inc 6,126 1,696
$ 4,223
Mining - 1.57%
Alcoa Corp 358,870 17,757
Anglo American PLC 555,615 17,854
Cameco Corp 87,534 2,552
Energy Fuels Inc /Canada
(e)
440,371 3,576
First Quantum Minerals Ltd 284,650 5,037
Freeport-McMoRan Inc 566,233 16,760
MP Materials Corp
(e)
43,411 1,519
NexGen Energy Ltd
(e)
1,410,436 6,272
Polyus PJSC 24,918 —
Sibanye Stillwater Ltd 555,055 1,240
$ 72,567
Oil & Gas - 4.67%
California Resources Corp 5,818 291
California Resources Corp - Warrants
(e)
439 8
Chesapeake Energy Corp 153,787 15,454
Comstock Resources Inc
(e)
302,846 5,936
Devon Energy Corp 325,724 23,003
Diamondback Energy Inc 46,282 6,168
Empresas Copec SA 131,116 1,131
EQT Corp 339,717 16,238
Equinor ASA 558,040 21,658
Hess Corp 187,287 22,621
HF Sinclair Corp 49,664 2,614
Marathon Petroleum Corp 182,203 18,357
Occidental Petroleum Corp 352,510 25,028
Patterson-UTI Energy Inc 644,731 9,606
PBF Energy Inc
(e)
143,535 4,903
Pioneer Natural Resources Co 64,930 16,442
Quarternorth Energy Holding Inc
(e),( i )
75,260 8,705

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Quarternorth Energy Holding Inc - Warrants
(e)
19,603 $ 147
Quarternorth Energy Holding Inc - Warrants
(e)
37,753 170
Range Resources Corp 80,546 2,647
Transocean Ltd
(e)
54,446 197
Valero Energy Corp 127,504 14,933
Vantage Drilling International
(e)
4,456 65
$ 216,322
Oil & Gas Services - 0.88%
Halliburton Co 352,732 10,628
Liberty Energy Inc
(e)
429,880 6,448
NexTier Oilfield Solutions Inc
(e)
727,353 6,815
Schlumberger NV 436,900 16,668
$ 40,559
Packaging & Containers - 0.31%
DS Smith PLC 263,681 817
Graphic Packaging Holding Co 106,655 2,375
Huhtamaki Oyj 17,739 621
Klabin SA 460,300 1,678
Packaging Corp of America 16,801 2,301
SIG Group AG
(e)
65,909 1,545
Sonoco Products Co 37,259 2,348
Westrock Co 65,661 2,665
$ 14,350
Pharmaceuticals - 0.08%
Bayer AG 70,585 3,733
Pipelines - 5.49%
APA Group 3,672,244 27,692
Cheniere Energy Inc 107,421 17,207
Enbridge Inc 1,712,534 70,622
Gibson Energy Inc 1,435,472 27,095
Kinder Morgan Inc 1,103,769 20,221
Koninklijke Vopak NV 399,360 8,790
Magellan Midstream Partners LP 104,025 5,371
ONEOK Inc 173,861 10,645
Pembina Pipeline Corp 725,136 25,608
TC Energy Corp 590,509 28,456
Williams Cos Inc /The 365,145 12,426
$ 254,133
Private Equity - 0.14%
Capitaland Investment Ltd/Singapore 2,474,800 6,515
Real Estate - 1.21%
Castellum AB 92,800 1,302
CK Asset Holdings Ltd 563,400 3,803
Fabege AB 169,375 1,497
Hongkong Land Holdings Ltd 950,000 4,592
Mitsui Fudosan Co Ltd 1,004,200 20,326
New World Development Co Ltd 1,710,260 5,573
Qualitas Ltd 1,648,569 2,752
Swiss Prime Site AG 64,100 5,513
Vonovia SE 348,868 9,444
Wihlborgs Fastigheter AB 168,198 1,205
$ 56,007
REITs - 11.90%
Agree Realty Corp 62,861 4,735
Alexandria Real Estate Equities Inc 72,488 11,120
Allied Properties Real Estate Investment Trust 175,600 4,196
American Homes 4 Rent 333,980 11,876
American Tower Corp 47,444 12,053
Ascendas Real Estate Investment Trust 2,584,400 5,209
AvalonBay Communities Inc 99,466 19,984
Camden Property Trust 97,749 12,562
CapitaLand Integrated Commercial Trust 4,418,506 6,535
CatchMark Timber Trust Inc 115,957 1,235
Centuria Industrial REIT 1,660,326 3,488
Cousins Properties Inc 232,353 6,239
Crown Castle Inc 158,840 27,135
CubeSmart 186,166 8,573
Daiwa Office Investment Corp 616 3,113
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Dexus 1,114,589 $ 6,593
Digital Core REIT Management Pte Ltd 5,550,026 4,184
Equinix Inc 32,752 21,530
Essex Property Trust Inc 60,613 16,066
Extra Space Storage Inc 111,435 22,145
Federal Realty Investment Trust 43,185 4,373
First Industrial Realty Trust Inc 136,100 6,897
Gecina SA 24,713 2,199
Goodman Group 550,534 7,321
Healthcare Realty Trust Inc 294,200 7,155
Host Hotels & Resorts Inc 432,952 7,694
Industrial & Infrastructure Fund Investment Corp 1,400 1,847
Inmobiliaria Colonial Socimi SA 936,353 5,546
InterRent Real Estate Investment Trust 184,960 1,727
InvenTrust Properties Corp 191,700 5,034
Invitation Homes Inc 550,250 19,963
Japan Metropolitan Fund Invest 12,292 9,762
Kilroy Realty Corp 216,996 10,583
Klepierre SA 324,624 6,659
Link REIT 1,091,770 8,449
Merlin Properties Socimi SA 814,600 7,454
Minto Apartment Real Estate Investment Trust
(h)
185,442 2,121
Nippon Accommodations Fund Inc 200 982
Nippon Prologis REIT Inc
(e)
2,067 5,200
Park Hotels & Resorts Inc 201,983 2,828
PotlatchDeltic Corp 125,739 5,837
Prologis Inc 259,664 32,331
Public Storage 35,200 11,645
Rayonier Inc 250,341 8,892
Regency Centers Corp 128,877 7,841
Rexford Industrial Realty Inc 280,915 17,476
Safestore Holdings PLC 658,751 8,433
Segro PLC 893,071 9,746
STORE Capital Corp 289,511 7,811
Summit Industrial Income REIT 404,547 5,674
Sun Communities Inc 116,203 17,862
Sunstone Hotel Investors Inc
(e)
239,235 2,605
UNITE Group PLC/The 826,542 10,077
United Urban Investment Corp 4,254 4,526
Ventas Inc 376,091 18,000
VICI Properties Inc 555,811 18,336
Warehouses De Pauw CVA 211,500 6,435
Welltower Inc 235,444 18,047
Weyerhaeuser Co 194,907 6,658
$ 550,597
Retail - 0.06%
Belk Inc
(e)
139 1
Gymboree Corp/The
(e),(f)
17,842 —
Gymboree Holding Corp
(e),(f)
48,577 —
Home Depot Inc /The 5,446 1,571
Lowe's Cos Inc 7,117 1,382
$ 2,954
Semiconductors - 0.05%
Monolithic Power Systems Inc 4,807 2,178
Software - 0.19%
Altair Engineering Inc
(e)
30,934 1,609
Cadence Design Systems Inc
(e)
13,727 2,385
Nemetschek SE 22,275 1,312
PTC Inc
(e)
25,850 2,970
Skillsoft Corp
(e)
93,356 301
$ 8,577
Telecommunications - 0.08%
NEXTDC Ltd
(e)
442,600 3,128
Windstream
(e)
9,809 150
Windstream - Warrants
(e)
17,064 260
$ 3,538

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1.29%
American Commercial Lines Inc
(e),(f)
573 $ 11
American Commercial Lines Inc - Warrants
(e),(f)
603 12
East Japan Railway Co 369,100 19,118
Frontline Ltd/Bermuda
(e)
120,841 1,433
Getlink SE 943,085 17,759
Kirby Corp
(e)
76,417 5,125
Scorpio Tankers Inc 21,678 902
West Japan Railway Co 391,600 15,240
$ 59,600
Water - 1.35%
American Water Works Co Inc 15,093 2,240
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
205,743 1,926
Essential Utilities Inc 182,006 8,946
Pennon Group PLC 182,302 1,974
Severn Trent PLC 677,988 21,900
United Utilities Group PLC 1,920,419 23,537
Veolia Environnement SA 93,153 2,076
$ 62,599
TOTAL COMMON STOCKS $ 2,749,645
CONVERTIBLE PREFERRED STOCKS
- 0.00% Shares Held Value (000's)
Software - 0.00%
Riverbed Technology Inc 0.26% 12,193 $ 43
TOTAL CONVERTIBLE PREFERRED STOCKS $ 43
PREFERRED STOCKS - 0.01% Shares Held Value (000's)
Transportation - 0.01%
American Commercial Lines Inc Preferred A
1.87%
2,133 $ 52
American Commercial Lines Inc Preferred A -
Anti-Dilution Warrants 0.00%, 04/30/2045
(e)
20,187 6
American Commercial Lines Inc Preferred A -
Warrants 0.00%, 04/30/2045
(e)
2,243 55
American Commercial Lines Inc Preferred B
2.50%
2,428 103
American Commercial Lines Inc Preferred B -
Anti-Dilution Warrants 0.00%, 04/30/2045
(e)
15,354 6
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(e)
1,706 72
$ 294
TOTAL PREFERRED STOCKS $ 294
BONDS - 0.36%
Principal
Amount (000's) Value (000's)
Electric - 0.06%
Pacific Gas and Electric Co
3.15%, 01/01/2026 $ 1,591 $ 1,475
4.50%, 07/01/2040 1,591 1,239
$ 2,714
Media - 0.00%
iHeartCommunications Inc
8.38%, 05/01/2027 1 1
Mortgage Backed Securities - 0.13%
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(h),(j)
734 727
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(h),(j)
1,482 1,474
Homeward Opportunities Fund Trust 2022-1
5.08%, 07/25/2067
(h),(j)
728 723
MFA 2022-INV2 Trust
4.95%, 07/25/2057
(h),(j)
864 856
SG Residential Mortgage Trust 2022-2
5.35%, 09/25/2067
(h),(j)
372 372
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(h),(j)
1,089 1,086
Visio 2022-1 Trust
5.76%, 08/25/2057
(h),(j)
790 787
$ 6,025
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 0.07%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(h)
$ 1,051 $ 949
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039 1,060 947
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(h)
660 599
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(h)
1,035 1,017
$ 3,512
Sovereign - 0.10%
Colombia Government International Bond
3.00%, 01/30/2030
(g)
1,060 822
Dominican Republic International Bond
6.00%, 02/22/2033
(h)
705 614
European Union
0.70%, 07/06/2051 EUR 1,605 1,028
Japanese Government CPI Linked Bond
0.10%, 03/10/2028 JPY 505 4
Mexico Government International Bond
4.75%, 04/27/2032 $ 920 892
5.00%, 04/27/2051 950 801
Panama Government International Bond
2.25%, 09/29/2032 550 428
$ 4,589
TOTAL BONDS $ 16,841
SENIOR FLOATING RATE INTERESTS
- 5.11%
Principal
Amount (000's) Value (000's)
Advertising - 0.09%
ABG Intermediate Holdings 2 LLC
5.93%, 12/08/2028
(k)
$ 540 $ 526
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.43%, 12/10/2029
(k)
240 223
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Checkout Holding Corp
3.52%, PIK 9.50%, 08/15/2023
(k),(l)
311 103
3 Month USD LIBOR + 1.00%
10.02%, 02/15/2023
(k)
162 135
3 Month USD LIBOR + 7.50%
Clear Channel Outdoor Holdings Inc
6.31%, 08/07/2026
(k)
3,472 3,209
1 Month USD LIBOR + 3.50%
Red Ventures LLC
5.02%, 11/08/2024
(k)
205 201
1 Month USD LIBOR + 2.50%
$ 4,397
Aerospace & Defense - 0.04%
Chromalloy Holdings LLC
9.76%, 11/28/2023
(k)
782 775
1 Month USD LIBOR + 6.75%
TransDigm Inc
4.77%, 05/30/2025
(k)
552 538
1 Month USD LIBOR + 2.25%
4.77%, 12/09/2025
(k)
398 387
1 Month USD LIBOR + 2.25%
$ 1,700
Agriculture - 0.01%
Sycamore Buyer LLC
5.02%, 07/23/2029
(k)
700 683
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Airlines - 0.12%
AAdvantage Loyalty IP Ltd
7.46%, 03/10/2028
(k)
1,451 1,426
1 Month USD LIBOR + 4.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines Inc
4.39%, 12/14/2023
(k)
$ 102 $ 101
3 Month USD LIBOR + 2.00%
Mileage Plus Holdings LLC
7.31%, 06/21/2027
(k)
419 425
1 Month USD LIBOR + 5.25%
SkyMiles IP Ltd
6.46%, 09/16/2027
(k)
600 607
3 Month USD LIBOR + 3.75%
United Airlines Inc
6.53%, 04/21/2028
(k)
736 715
1 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
5.03%, 12/11/2026
(k)
2,394 2,184
3 Month USD LIBOR + 3.00%
$ 5,458
Apparel - 0.02%
Birkenstock US BidCo Inc
5.10%, 04/27/2028
(k)
771 743
1 Month USD LIBOR + 3.75%
Automobile Parts & Equipment - 0.03%
Clarios Global LP
5.62%, 04/30/2026
(k)
882 858
1 Month USD LIBOR + 3.25%
Dexko Global Inc
6.00%, 09/22/2028
(k)
599 571
1 Month USD LIBOR + 3.75%
$ 1,429
Beverages - 0.07%
Naked Juice LLC
5.41%, 01/19/2029
(k)
375 359
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
8.15%, 01/18/2030
(k)
135 123
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Pegasus Bidco BV
6.96%, 05/05/2029
(k)
800 776
Secured Overnight Financing Rate + 4.25%
Triton Water Holdings Inc
5.75%, 03/31/2028
(k)
2,282 2,130
1 Month USD LIBOR + 3.50%
$ 3,388
Building Materials - 0.04%
Chariot Buyer LLC
6.02%, 10/22/2028
(k)
1,218 1,157
1 Month USD LIBOR + 3.50%
Cornerstone Building Brands Inc
5.64%, 04/12/2028
(k)
282 252
1 Month USD LIBOR + 3.25%
Zurn LLC
4.77%, 09/15/2028
(k)
484 483
1 Month USD LIBOR + 2.25%
$ 1,892
Chemicals - 0.09%
ASP Unifrax Holdings Inc
6.00%, 12/12/2025
(k)
677 624
3 Month USD LIBOR + 3.75%
Diamond BC BV
5.56%, 09/15/2028
(k)
689 663
1 Month USD LIBOR + 3.00%
Discovery Purchaser Corp
0.00%, 08/04/2029
(k),(m)
635 594
INEOS US Finance LLC
4.59%, 03/31/2024
(k)
230 227
3 Month USD LIBOR + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Innophos Holdings Inc
5.77%, 02/07/2027
(k)
$ 326 $ 319
1 Month USD LIBOR + 3.75%
Kraton Corp
5.11%, 03/15/2029
(k)
165 162
1 Month USD LIBOR + 3.25%
Trinseo Materials Operating SCA
0.00%, 09/06/2024
(k),(m)
140 136
3 Month USD LIBOR + 2.00%
Vibrantz Technologies Inc
6.98%, 04/21/2029
(k)
455 406
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
WR Grace Holdings LLC
6.06%, 09 /22/2028
(k)
1,033 1,011
3 Month USD LIBOR + 3.75%
$ 4,142
Commercial Services - 0.35%
All-Star Bidco AB
5.10%, 11/16/2028
(k)
249 240
3 Month USD LIBOR + 3.50%
Amentum Government Services Holdings LLC
5.16%, 02/10/2029
(k)
610 593
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Avis Budget Car Rental LLC
4.28%, 08/06/2027
(k)
846 815
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
5.93%, 03/15/2029
(k)
459 449
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
AVSC Holding Corp
5.00%, 10/08/2028
(k)
345 343
Belron Finance
5.06%, 10/30/2026
(k)
108 106
1 Month USD LIBOR + 2.50%
CHG Healthcare Services Inc
4.75%, 09/22/2028
(k)
471 459
1 Month USD LIBOR + 3.50%
Driven Brands Holdings Inc
3.52%, 11/17/2028
(k)
339 329
12 Month USD LIBOR + 3.00%
Garda World Security Corp
7.24%, 10/30/2026
(k)
356 346
1 Month USD LIBOR + 4.25%
Hertz Corp/The
5.78%, 06/14/2028
(k)
1,440 1,404
1 Month USD LIBOR + 3.50%
5.78%, 06/14/2028
(k)
274 268
1 Month USD LIBOR + 3.50%
Ingenovis Health Inc
6.01%, 03/05/2028
(k)
65 63
3 Month USD LIBOR + 3.75%
Prime Security Services Borrower LLC
5.30%, 09/23/2026
(k)
3,170 3,092
1 Month USD LIBOR + 2.75%
R1 RCM Inc
5.25%, 06/21/2029
(k)
250 246
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Sabert Corp
7.06%, 11/26/2026
(k)
402 396
1 Month USD LIBOR + 4.50%
Sabre GLBL Inc
4.52%, 02/22/2024
(k)
225 224
3 Month USD LIBOR + 2.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Syniverse Holdings LLC/DE
6.90%, 05/13/2027
(k)
$ 2,344 $ 2,066
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Team Health Holdings Inc
5.27%, 02/06/2024
(k)
229 215
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
7.58%, 03/02/2027
(k)
446 395
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Trans Union LLC
4.27%, 11/13/2026
(k)
429 420
1 Month USD LIBOR + 1.75%
4.62%, 11/17/2028
(k)
476 466
1 Month USD LIBOR + 2.25%
Travelport Finance Luxembourg Sarl
3.75%, 02/28/2025
(k)
1,469 1,436
1 Month USD LIBOR + 7.00%
Verscend Holding Corp
6.37%, 08/27/2025
(k)
774 768
1 Month USD LIBOR + 4.00%
Wand NewCo 3 Inc
5.48%, 02/05/2026
(k)
963 922
1 Month USD LIBOR + 3.00%
WEX Inc
4.77%, 03/19/2028
(k)
85 83
1 Month USD LIBOR + 2.25%
$ 16,144
Computers - 0.12%
iQor US Inc
8.50%, 11/20/2024
(k)
152 150
1 Month USD LIBOR + 7.50%
9.17%, 11/20/2025
(k)
419 336
1 Month USD LIBOR + 7.50%
Magenta Buyer LLC
7.25%, 07/27/2028
(k)
266 253
1 Month USD LIBOR + 5.00%
McAfee Corp
6.41%, 02/02/2029
(k)
1,595 1,509
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
NCR Corp
5.31%, 08/28/2026
(k)
481 473
3 Month USD LIBOR + 2.50%
Perforce Software Inc
6.18%, 07/01/2026
(k)
407 374
1 Month USD LIBOR + 3.75%
Tempo Acquisition LLC
5.33%, 09/21/2028
(k)
1,647 1,619
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Vision Solutions Inc
6.78%, 04/24/2028
(k)
990 939
1 Month USD LIBOR + 4.00%
$ 5,653
Cosmetics & Personal Care - 0.04%
Conair Holdings LLC
6.00%, 05/12/2028
(k)
617 531
1 Month USD LIBOR + 3.75%
Revlon Consumer Products Corp
5.58%, 07/21/2023
(k)
3,697 1,518
1 Month USD LIBOR + 3.50%
$ 2,049
Distribution & Wholesale - 0.02%
Core & Main LP
4.77%, 07/27/2028
(k)
938 914
1 Month USD LIBOR + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 0.06%
Astra Acquisition Corp
7.77%, 10/25/2028
(k)
$ 1,067 $ 900
1 Month USD LIBOR + 5.25%
Avolon TLB Borrower 1 US LLC
3.87%, 02/12/2027
(k)
399 389
1 Month USD LIBOR + 1.50%
Ditech Holding Corp
0.00%, 06/30/2022
(e),(k)
923 106
3 Month USD LIBOR + 6.00%
FleetCor Technologies Operating Co LLC
4.27%, 04/21/2028
(k)
837 816
1 Month USD LIBOR + 1.75%
Fly Funding II Sarl
4.62%, 08/09/2025
(k)
553 503
1 Month USD LIBOR + 1.75%
$ 2,714
Electric - 0.05%
Calpine Corp
4.52%, 08/12/2026
(k)
420 410
1 Month USD LIBOR + 2.00%
Constellation Renewables LLC
5.57%, 12/11/2027
(k)
300 296
1 Month USD LIBOR + 2.50%
Talen Energy Supply LLC
6.12%, 07/08/2026
(k)
1,200 1,203
1 Month USD LIBOR + 3.75%
7.32%, 11/13/2023
(k)
642 640
Secured Overnight Financing Rate + 4.75%
$ 2,549
Electronics - 0.03%
II-VI Inc
5.12%, 07/02/2029
(k)
500 488
3 Month USD LIBOR + 2.75%
Ingram Micro Inc
5.75%, 06/30/2028
(k)
792 761
1 Month USD LIBOR + 3.50%
TTM Technologies Inc
4.88%, 09/13/2024
(k)
33 33
3 Month USD LIBOR + 2.50%
$ 1,282
Engineering & Construction - 0.05%
Brown Group Holding LLC
4.95%, 06/07/2028
(k)
1,121 1,101
1 Month USD LIBOR + 2.75%
6.08%, 06/08/2029
(k)
300 296
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Centuri Group Inc
5.57%, 08/18/2028
(k)
457 445
3 Month USD LIBOR + 2.50%
KKR Apple Bidco LLC
5.27%, 07/14/2028
(k)
248 242
1 Month USD LIBOR + 3.00%
Osmose Utilities Services Inc
5.77%, 06/16/2028
(k)
397 377
1 Month USD LIBOR + 3.25%
$ 2,461
Entertainment - 0.41%
AMC Entertainment Holdings Inc
5.38%, 03/20/2026
(k)
2,869 2,456
3 Month USD LIBOR + 3.00%
Bally's Corp
5.62%, 08/06/2028
(k)
2,718 2,586
1 Month USD LIBOR + 3.25%
Churchill Downs Inc
4.53%, 03/17/2028
(k)
577 565
1 Month USD LIBOR + 2.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Crown Finance US Inc
4.00%, 02/07/2025
(k)
$ 1,070 $ 685
1 Month USD LIBOR + 2.50%
4.25%, 09/30/2026
(k)
599 376
1 Month USD LIBOR + 2.75%
7.00%, 05/23/2024
(k)
134 154
10.07%, 02/28/2025
(k)
51 54
1 Month USD LIBOR + 8.25%
Crown UK Holdco Ltd
5.01%, 02/28/2023
(k)
564 372
3 Month USD LIBOR + 2.75%
Delta 2 Lux Sarl
5.02%, 02/01/2024
(k)
3,223 3,192
3 Month USD LIBOR + 2.50%
Everi Holdings Inc
4.75%, 06/30/2028
(k)
1,582 1,556
1 Month USD LIBOR + 2.50%
Lions Gate Capital Holdings LLC
4.77%, 03/24/2025
(k)
460 450
3 Month USD LIBOR + 2.25%
Nascar Holdings LLC
5.02%, 10/19/2026
(k)
987 970
3 Month USD LIBOR + 2.50%
PCI Gaming Authority
5.02%, 05/29/2026
(k)
243 237
1 Month USD LIBOR + 2.50%
Scientific Games Holdings LP
5.41%, 04/07/2029
(k)
127 125
1 Month USD LIBOR + 3.00%
5.61%, 02/04/2029
(k)
375 361
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
SeaWorld Parks & Entertainment Inc
5.56%, 08/13/2028
(k)
494 485
1 Month USD LIBOR + 3.00%
Stars Group Holdings BV
4.50%, 07/21/2026
(k)
3,244 3,164
1 Month USD LIBOR + 2.25%
William Morris Endeavor Entertainment LLC
5.28%, 05/16/2025
(k)
1,013 978
3 Month USD LIBOR + 2.75%
$ 18,766
Environmental Control - 0.03%
Covanta Holding Corp
5.02%, 11/17/2028
(k)
432 422
1 Month USD LIBOR + 2.50%
5.02%, 11/17/2028
(k)
32 32
1 Month USD LIBOR + 2.50%
GFL Environmental Inc
5.81%, 05/30/2025
(k)
1,174 1,166
1 Month USD LIBOR + 3.00%
$ 1,620
Food - 0.06%
8th Avenue Food & Provisions Inc
6.12%, 09/19/2025
(k)
623 547
3 Month USD LIBOR + 3.50%
7.12%, 10/01/2025
(k)
298 261
1 Month USD LIBOR + 4.75%
CHG PPC Parent LLC
5.56%, 11/17/2028
(k)
334 325
1 Month USD LIBOR + 3.00%
Froneri US Inc
4.77%, 01/31/2027
(k)
292 281
1 Month USD LIBOR + 2.25%
H-Food Holdings LLC
6.06%, 05/23/2025
(k)
169 157
3 Month USD LIBOR + 3.69%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Total Produce USA Holdings Inc
4.44%, 08/03/2028
(k)
$ 261 $ 255
1 Month USD LIBOR + 2.00%
US Foods Inc
3.57%, 09/13/2026
(k)
289 281
3 Month USD LIBOR + 2.00%
4.32%, 11/17/2028
(k)
590 582
3 Month USD LIBOR + 2.75%
$ 2,689
Forest Products & Paper - 0.02%
Asplundh Tree Expert LLC
4.27%, 09/06/2027
(k)
864 850
1 Month USD LIBOR + 1.75%
Hand & Machine Tools - 0.01%
Alliance Laundry Systems LLC
5.95%, 09/30/2027
(k)
481 471
1 Month USD LIBOR + 3.50%
Healthcare - Products - 0.21%
Avantor Funding Inc
4.83%, 11/08/2027
(k)
364 358
1 Month USD LIBOR + 2.25%
Bausch + Lomb Corp
5.71%, 05/05/2027
(k)
2,035 1,908
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Carestream Health Inc
6.75%, PIK 8.00%, 08/08/2023
(k),(l)
694 572
1 Month USD LIBOR + 4.50%
9.50%, 05/08/2023
(k)
1,182 1,111
1 Month USD LIBOR + 6.75%
ICU Medical Inc
4.45%, 12/15/2028
(k)
269 263
1 Month USD LIBOR + 2.50%
Insulet Corp
5.77%, 05/04/2028
(k)
739 720
1 Month USD LIBOR + 3.25%
Medline Borrower LP
5.62%, 09/30/2028
(k)
3,094 2,947
1 Month USD LIBOR + 3.25%
Onex Carestream Finance LP
0.00%, 08/15/2023
(k),(m)
132 132
Viant Medical Holdings Inc
6.27%, 07/02/2025
(k)
1,032 972
3 Month USD LIBOR + 3.75%
Vyaire Medical Inc
7.04%, 04/11/2025
(k)
899 656
3 Month USD LIBOR + 4.75%
$ 9,639
Healthcare - Services - 0.34%
AHP Health Partners Inc
6.02%, 08/04/2028
(k)
741 711
1 Month USD LIBOR + 3.50%
Catalent Pharma Solutions Inc
4.38%, 02/22/2028
(k)
198 195
1 Month USD LIBOR + 2.00%
DaVita Inc
4.27%, 08/12/2026
(k)
135 131
1 Month USD LIBOR + 1.75%
Global Medical Response Inc
6.62%, 09/24/2025
(k)
1,354 1,236
1 Month USD LIBOR + 4.25%
6.73%, 03/14/2025
(k)
198 182
3 Month USD LIBOR + 4.25%
ICON Luxembourg Sarl
4.56%, 06/16/2028
(k)
1,082 1,064
1 Month USD LIBOR + 2.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
LifePoint Health Inc
6.27%, 11/14/2025
(k)
$ 4,706 $ 4,556
1 Month USD LIBOR + 3.75%
Onex TSG Intermediate Corp
7.12%, 02/25/2028
(k)
312 274
1 Month USD LIBOR + 4.75%
Phoenix Guarantor Inc
5.77%, 03/05/2026
(k)
604 583
1 Month USD LIBOR + 3.25%
Phoenix Newco Inc
5.77%, 11/15/2028
(k)
2,923 2,842
1 Month USD LIBOR + 3.50%
Quorum Health Corp
8.75%, 04/29/2025
(k)
341 225
3 Month USD LIBOR + 7.00%
Select Medical Corp
5.03%, 03/06/2025
(k)
1,083 1,058
3 Month USD LIBOR + 2.50%
Surgery Center Holdings Inc
6.14%, 09/03/2026
(k)
2,392 2,318
1 Month USD LIBOR + 3.75%
US Radiology Specialists Inc
7.56%, 12/10/2027
(k)
343 327
1 Month USD LIBOR + 5.50%
$ 15,702
Home Furnishings - 0.04%
AI Aqua Merger Sub Inc
0.00%, 07/31/2028
(k),(m)
407 391
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
6.04%, 07/31/2028
(k)
375 360
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
MillerKnoll Inc
4.38%, 07/19/2028
(k)
865 837
1 Month USD LIBOR + 2.00%
Weber-Stephen Products LLC
5.77%, 10/30/2027
(k)
320 271
1 Month USD LIBOR + 3.25%
$ 1,859
Insurance - 0.11%
Acrisure LLC
6.02%, 02/15/2027
(k)
526 503
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
5.77%, 05/09/2025
(k)
520 509
1 Month USD LIBOR + 3.25%
5.88%, 11/05/2027
(k)
246 239
1 Month USD LIBOR + 3.50%
Asurion LLC
0.00%, 11/03/2024
(k),(m)
232 223
1 Month USD LIBOR + 3.00%
5.77%, 07/29/2027
(k)
434 396
1 Month USD LIBOR + 3.25%
7.64%, 01/20/2029
(k)
1,590 1,350
1 Month USD LIBOR + 5.25%
BroadStreet Partners Inc
5.52%, 01/27/2027
(k)
232 224
1 Month USD LIBOR + 3.00%
5.77%, 01/27/2027
(k)
496 481
1 Month USD LIBOR + 3.25%
HUB International Ltd
5.77%, 04/25/2025
(k)
263 257
1 Month USD LIBOR + 2.75%
5.98%, 04/25/2025
(k)
604 594
1 Month USD LIBOR + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
USI Inc /NY
5.25%, 05/16/2024
(k)
$ 145 $ 143
3 Month USD LIBOR + 3.00%
$ 4,919
Internet - 0.09%
CNT Holdings I Corp
5.81%, 11/08/2027
(k)
1,105 1,079
1 Month USD LIBOR + 3.75%
NortonLifeLock Inc
0.00%, 01/28/2029
(k),(m)
2,750 2,664
Uber Technologies Inc
6.57%, 04/04/2025
(k)
325 322
1 Month USD LIBOR + 3.50%
$ 4,065
Leisure Products & Services - 0.14%
Alterra Mountain Co
5.27%, 07/31/2024
(k)
340 333
1 Month USD LIBOR + 2.75%
Callaway Golf Co
7.02%, 01/02/2026
(k)
426 425
3 Month USD LIBOR + 4.50%
Carnival Corp
5.88%, 06/30/2025
(k)
1,185 1,126
1 Month USD LIBOR + 3.00%
6.13%, 10/06/2028
(k)
114 106
1 Month USD LIBOR + 3.25%
ClubCorp Holdings Inc
5.00%, 08/16/2024
(k)
1,870 1,789
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
5.25%, 03/08/2024
(k)
967 738
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
5.02%, 05/29/2028
(k)
986 952
1 Month USD LIBOR + 2.50%
Life Time Inc
7.82%, 12/10/2024
(k)
403 397
1 Month USD LIBOR + 4.75%
SRAM LLC
5.37%, 05/18/2028
(k)
548 535
1 Month USD LIBOR + 2.75%
$ 6,401
Lodging - 0.12%
Caesars Resort Collection LLC
5.27%, 12/22/2024
(k)
1,262 1,244
3 Month USD LIBOR + 2.75%
6.02%, 07/20/2025
(k)
206 204
1 Month USD LIBOR + 3.50%
Fertitta Entertainment LLC/NV
6.33%, 01/13/2029
(k)
4,076 3,911
Secured Overnight Financing Rate + 4.00%
$ 5,359
Machinery - Construction & Mining - 0.00%
Vertiv Group Corp
5.11%, 03/02/2027
(k)
235 226
1 Month USD LIBOR + 2.75%
Machinery - Diversified - 0.03%
Ali Group North America Corp
4.59%, 07/30/2029
(k)
1,178 1,144
1 Month USD LIBOR + 2.00%
TK Elevator US Newco Inc
6.86%, 07/30/2027
(k)
82 80
6 Month USD LIBOR + 3.50%
$ 1,224

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media - 0.34%
Altice Financing SA
5.26%, 07/15/2025
(k)
$ 165 $ 160
3 Month USD LIBOR + 2.75%
5.26%, 01/06/2026
(k)
477 458
3 Month USD LIBOR + 2.75%
Cengage Learning Inc
7.81%, 07/14/2026
(k)
840 792
1 Month USD LIBOR + 4.75%
CSC Holdings LLC
4.64%, 07/17/2025
(k)
2,426 2,346
3 Month USD LIBOR + 2.25%
4.89%, 04/15/2027
(k)
1,290 1,242
1 Month USD LIBOR + 2.50%
Diamond Sports Group LLC
5.64%, 08/24/2026
(k)
2,308 419
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
10.39%, 05/25/2026
(k)
409 384
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
Directv Financing LLC
7.52%, 08/02/2027
(k)
1,893 1,807
1 Month USD LIBOR + 5.00%
Dotdash Meredith
6.41%, 11/23/2028
(k)
1,135 1,053
3 Month USD LIBOR + 4.00%
Gray Television Inc
4.87%, 02/07/2024
(k)
295 293
1 Month USD LIBOR + 2.50%
4.87%, 01/02/2026
(k)
387 380
3 Month USD LIBOR + 2.50%
iHeartCommunications Inc
5.52%, 05/01/2026
(k)
2,069 1,997
1 Month USD LIBOR + 3.00%
LCPR Loan Financing LLC
6.14%, 10/15/2028
(k)
395 386
1 Month USD LIBOR + 3.75%
McGraw-Hill Education Inc
8.31%, 07/21/2028
(k)
1,272 1,227
1 Month USD LIBOR + 4.75%
Nexstar Media Inc
5.02%, 09/18/2026
(k)
465 461
1 Month USD LIBOR + 2.50%
Nielsen Finance LLC
3.72%, 10/04/2023
(k)
200 199
3 Month USD LIBOR + 2.00%
Radiate Holdco LLC
5.77%, 09/25/2026
(k)
216 205
1 Month USD LIBOR + 3.25%
Univision Communications Inc
5.12%, 03/15/2024
(k)
58 58
3 Month USD LIBOR + 2.75%
Virgin Media Bristol LLC
4.89%, 01/31/2028
(k)
311 304
1 Month USD LIBOR + 2.50%
WideOpenWest Finance LLC
5.30%, 12/08/2028
(k)
462 452
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Ziggo Financing Partnership
4.89%, 04/17/2028
(k)
936 903
1 Month USD LIBOR + 2.50%
$ 15,526
Metal Fabrication & Hardware - 0.01%
Grinding Media Inc
4.80%, 09/22/2028
(k)
486 467
1 Month USD LIBOR + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0.04%
Gates Global LLC
5.02%, 03/31/2027
(k)
$ 1,913 $ 1,872
1 Month USD LIBOR + 2.75%
Oil & Gas - 0.15%
CITGO Petroleum Corp
8.77%, 03/28/2024
(k)
1,091 1,089
1 Month USD LIBOR + 6.25%
Delek US Holdings Inc
4.77%, 03/30/2025
(k)
435 424
3 Month USD LIBOR + 2.25%
8.02%, 03/30/2025
(k)
892 885
1 Month USD LIBOR + 5.50%
Gulf Finance LLC
9.13%, 08/25/2026
(k)
2,346 1,911
1 Month USD LIBOR + 6.75%
Quarternorth Energy Holding Inc
10.37%, 08/27/2026
(k)
2,494 2,473
1 Month USD LIBOR + 8.00%
$ 6,782
Oil & Gas Services - 0.01%
PGS ASA
9.77%, 03/19/2024
(k)
377 352
1 Month USD LIBOR + 7.00%
Packaging & Containers - 0.06%
Berry Global Inc
4.18%, 07/01/2026
(k)
583 569
1 Month USD LIBOR + 1.75%
Clydesdale Acquisition Holdings Inc
6.60%, 03/30/2029
(k)
355 342
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Kloeckner Pentaplast of America Inc
5.55%, 02/12/2026
(k)
506 464
1 Month USD LIBOR + 4.75%
Pactiv Evergreen Group Holdings Inc
6.02%, 09/17/2028
(k)
371 360
1 Month USD LIBOR + 3.50%
Plaze Inc
6.12%, 08/03/2026
(k)
612 581
1 Month USD LIBOR + 3.75%
TricorBraun Holdings Inc
5.62%, 03/03/2028
(k)
491 475
1 Month USD LIBOR + 3.25%
$ 2,791
Pharmaceuticals - 0.24%
Amneal Pharmaceuticals LLC
5.94%, 05/04/2025
(k)
172 164
3 Month USD LIBOR + 3.50%
Bausch Health Cos Inc
7.66%, 01/27/2027
(k)
663 527
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Change Healthcare Holdings LLC
5.02%, 03/01/2024
(k)
1,407 1,397
1 Month USD LIBOR + 2.50%
Embecta Corp
5.05%, 03/31/2029
(k)
309 302
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Gainwell Acquisition Corp
6.25%, 10/01/2027
(k)
1,338 1,306
1 Month USD LIBOR + 4.00%
Grifols Worldwide Operations USA Inc
4.52%, 11/15/2027
(k)
897 866
3 Month USD LIBOR + 2.00%
Jazz Financing Lux Sarl
6.02%, 05/05/2028
(k)
2,343 2,295
1 Month USD LIBOR + 3.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Mallinckrodt International Finance SA
7.25%, 09/30/2027
(k)
$ 1,701 $ 1,322
3 Month USD LIBOR + 5.25%
7.50%, 09/30/2027
(k)
857 659
3 Month USD LIBOR + 5.50%
Organon & Co
4.62%, 06/02/2028
(k)
2,034 2,008
1 Month USD LIBOR + 3.00%
PRA Health Sciences Inc
4.56%, 06/16/2028
(k)
270 265
1 Month USD LIBOR + 2.50%
$ 11,111
Pipelines - 0.08%
BCP Renaissance Parent LLC
5.53%, 10/31/2026
(k)
410 402
3 Month USD LIBOR + 3.50%
Buckeye Partners LP
4.62%, 11/01/2026
(k)
329 324
1 Month USD LIBOR + 2.25%
Freeport LNG Investments LLLP
0.00%, 11/17/2026
(k),(m)
1,660 1,593
M6 ETX Holdings II Midco LLC
0.00%, 08/10/2029
(k),(m)
335 330
TransMontaigne Operating Co LP
5.87%, 11/03/2028
(k)
332 322
1 Month USD LIBOR + 3.50%
Traverse Midstream Partners LLC
5.87%, 09/21/2024
(k)
565 560
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 3,531
Real Estate - 0.01%
Cushman & Wakefield US Borrower LLC
5.27%, 08/21/2025
(k)
360 350
1 Month USD LIBOR + 2.75%
REITs - 0.01%
Blackstone Mortgage Trust Inc
4.77%, 04/23/2026
(k)
713 689
1 Month USD LIBOR + 2.25%
Retail - 0.18%
1011778 BC ULC
4.27%, 11/14/2026
(k)
908 881
1 Month USD LIBOR + 1.75%
Academy Ltd
6.12%, 11/05/2027
(k)
242 237
1 Month USD LIBOR + 3.75%
Belk Inc
5.00%, 07/31/2025
(k)
1,104 360
10.48%, 07/31/2025
(k)
232 208
3 Month USD LIBOR + 7.50%
EG America LLC
6.23%, 02/07/2025
(k)
10 9
3 Month USD LIBOR + 4.00%
IRB Holding Corp
5.44%, 12/15/2027
(k)
986 952
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Jo-Ann Stores LLC
7.52%, 06/30/2028
(k)
656 424
1 Month USD LIBOR + 4.75%
LS Group OpCo Acquistion LLC
6.58%, 11/02/2027
(k)
213 207
1 Month USD LIBOR + 3.25%
PetSmart LLC
6.27%, 02/11/2028
(k)
3,360 3,276
1 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Reverb Buyer Inc
5.54%, 10/06/2028
(k)
$ 11 $ 11
1 Month USD LIBOR + 3.50%
6.38%, 10/06/2028
(k)
419 408
1 Month USD LIBOR + 3.50%
RH
5.02%, 10/15/2028
(k)
742 682
1 Month USD LIBOR + 2.50%
Serta Simmons Bedding LLC
9.89%, 08/10/2023
(k)
60 59
1 Month USD LIBOR + 7.50%
9.89%, 08/10/2023
(k)
1,019 568
1 Month USD LIBOR + 7.50%
Staples Inc
7.78%, 04/09/2026
(k)
211 185
3 Month USD LIBOR + 5.00%
$ 8,467
Semiconductors - 0.05%
Bright Bidco BV
0.00%, 08/31/2023
(k),(m)
476 476
0.00%, 06/30/2024
(e),(k)
3,986 1,451
3 Month USD LIBOR + 3.50%
Entegris Inc
5.47%, 07/06/2029
(k)
220 219
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
MACOM Technology Solutions Holdings Inc
4.62%, 05/17/2024
(k)
68 67
3 Month USD LIBOR + 2.25%
Ultra Clean Holdings Inc
6.27%, 08/27/2025
(k)
270 265
1 Month USD LIBOR + 3.75%
$ 2,478
Software - 0.65%
Apttus Corp
7.12%, 04/28/2028
(k)
1,136 1,110
1 Month USD LIBOR + 4.25%
AthenaHealth Group Inc
5.80%, 01/26/2029
(k)
479 457
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Avaya Holdings Corp
11.96%, 12/15/2027
(k)
1,170 718
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
Boxer Parent Co Inc
6.27%, 10/02/2025
(k)
281 271
1 Month USD LIBOR + 3.75%
Camelot Finance SA
5.52%, 10/30/2026
(k)
442 430
1 Month USD LIBOR + 3.00%
CCC Intelligent Solutions Inc
4.50%, 09/15/2028
(k)
433 423
3 Month USD LIBOR + 2.50%
Central Parent Inc
6.61%, 06/08/2029
(k)
815 793
Secured Overnight Financing Rate + 4.50%
Ceridian HCM Holding Inc
4.87%, 04/04/2025
(k)
378 368
1 Month USD LIBOR + 2.50%
DTI Holdco Inc
7.33%, 04/21/2029
(k)
1,000 952
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
5.74%, 02/06/2026
(k)
772 749
1 Month USD LIBOR + 3.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Dynatrace LLC
4.78%, 08/08/2025
(k)
$ 100 $ 98
1 Month USD LIBOR + 2.25%
Epicor Software Corp
5.77%, 07/30/2027
(k)
2,061 1,997
1 Month USD LIBOR + 3.25%
Finastra USA Inc
6.24%, 06/13/2024
(k)
2,464 2,301
3 Month USD LIBOR + 3.50%
Genesys Cloud Services Holdings II LLC
6.52%, 12/01/2027
(k)
1,919 1,883
1 Month USD LIBOR + 4.00%
Greenway Health LLC
5.25%, 02/16/2024
(k)
310 276
3 Month USD LIBOR + 4.25%
IGT Holding IV AB
5.65%, 03/31/2028
(k)
744 724
1 Month USD LIBOR + 3.75%
Informatica LLC
5.12%, 10/13/2028
(k)
1,347 1,311
1 Month USD LIBOR + 2.75%
MA FinanceCo LLC
5.91%, 06/05/2025
(k)
248 244
1 Month USD LIBOR + 4.25%
Physician Partners LLC
6.43%, 12/23/2028
(k)
499 479
1 Month USD LIBOR + 4.00%
Playtika Holding Corp
5.23%, 03/11/2028
(k)
380 371
1 Month USD LIBOR + 2.75%
Polaris Newco LLC
6.37%, 06/02/2028
(k)
792 759
1 Month USD LIBOR + 4.00%
Project Ruby Ultimate Parent Corp
5.77%, 03/03/2028
(k)
247 239
1 Month USD LIBOR + 3.25%
Rackspace Technology Global Inc
5.62%, 02/03/2028
(k)
4,208 3,387
1 Month USD LIBOR + 2.75%
Riverbed Technology Inc
7.63%, 12/08/2026
(k)
1,394 640
3 Month USD LIBOR + 6.00%
Seattle SpinCo Inc
5.27%, 06/21/2024
(k)
2,104 2,073
3 Month USD LIBOR + 2.50%
6.40%, 02/28/2027
(k)
1,433 1,411
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Sophia LP
5.75%, 10/07/2027
(k)
656 633
1 Month USD LIBOR + 3.50%
SS&C Technologies Inc
4.27%, 04/16/2025
(k)
229 224
1 Month USD LIBOR + 1.75%
4.27%, 04/16/2025
(k)
186 182
1 Month USD LIBOR + 1.75%
4.27%, 04/16/2025
(k)
136 133
1 Month USD LIBOR + 1.75%
TIBCO Software Inc
6.28%, 06/30/2026
(k)
314 312
1 Month USD LIBOR + 3.75%
UKG Inc
5.54%, 05/04/2026
(k)
2,143 2,073
1 Month USD LIBOR + 3.25%
6.27%, 05/04/2026
(k)
707 688
3 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Zelis Payments Buyer Inc
5.87%, 09/30/2026
(k)
$ 1,310 $ 1,278
1 Month USD LIBOR + 3.50%
ZoomInfo LLC
5.52%, 02/01/2026
(k)
292 290
1 Month USD LIBOR + 3.00%
$ 30,277
Telecommunications - 0.43%
Altice France SA/France
6.20%, 01/31/2026
(k)
306 296
3 Month USD LIBOR + 3.69%
6.91%, 08/14/2026
(k)
2,126 2,056
3 Month USD LIBOR + 4.00%
Avaya Inc
6.39%, 12/15/2027
(k)
875 489
1 Month USD LIBOR + 4.00%
6.64%, 12/15/2027
(k)
2,951 1,667
1 Month USD LIBOR + 4.25%
Cincinnati Bell Inc
5.68%, 11/17/2028
(k)
668 654
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope Inc
5.77%, 04/06/2026
(k)
473 453
3 Month USD LIBOR + 3.25%
Cyxtera DC Holdings Inc
0.00%, 03/15/2024
(k),(m)
1,055 1,019
3 Month USD LIBOR + 3.00%
Dawn Acquisitions LLC
6.00%, 12/31/2025
(k)
1,913 1,489
3 Month USD LIBOR + 3.75%
Delta Topco Inc
5.84%, 12/01/2027
(k)
981 927
3 Month USD LIBOR + 3.75%
EOS US Finco LLC
0.00%, 08/03/2029
(k),(m)
215 204
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Frontier Communications Holdings LLC
6.06%, 10/08/2027
(k)
2,379 2,300
1 Month USD LIBOR + 3.75%
Gogo Intermediate Holdings LLC
6.56%, 04/28/2028
(k)
739 723
1 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
7.44%, 01/26/2029
(k)
1,783 1,687
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Intrado Corp
6.02%, 10/10/2024
(k)
254 206
3 Month USD LIBOR + 3.50%
6.52%, 10/10/2024
(k)
2,104 1,713
3 Month USD LIBOR + 4.00%
Iridium Satellite LLC
5.02%, 11/06/2026
(k)
1,057 1,043
1 Month USD LIBOR + 2.50%
Maxar Technologies Inc
6.68%, 06/08/2029
(k)
1,355 1,299
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Metronet Systems Holdings LLC
6.18%, 06/02/2028
(k)
739 714
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
MLN US Holdco LLC
6.87%, 11/30/2025
(k)
1,462 827
1 Month USD LIBOR + 4.50%
$ 19,766

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0.01%
Genesee & Wyoming Inc
4.25%, 12/30/2026
(k)
$ 303 $ 297
3 Month USD LIBOR + 2.00%
XPO Logistics Inc
4.12%, 02/24/2025
(k)
394 386
1 Month USD LIBOR + 1.75%
$ 683
TOTAL SENIOR FLOATING RATE INTERESTS $ 236,530
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 34.01%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.44%
3.50%, 09/01/2052
(n)
$ 6,065 $ 5,778
3.50%, 10/01/2052
(n)
4,100 3,903
4.50%, 10/01/2052
(n)
10,907 10,826
$ 20,507
U.S. Cash Management Bill - 9.08%
1.15%, 09/13/2022
(a),(o),(p)
148,250 148,143
2.57%, 11/22/2022
(a),(o)
5,500 5,465
2.73%, 12/06/2022
(a),(o),(q)
17,300 17,170
2.99%, 12/20/2022
(a),(o)
252,000 249,672
$ 420,450
U.S. Treasury Bill - 8.17%
1.02%, 09/08/2022
(a),(o),(p)
97,215 97,176
1.04%, 09/01/2022
(a),(o)
140,000 140,000
1.25%, 10/13/2022
(a),(o),(p),(q)
45,000 44,879
1.28%, 09/29/2022
(a),(o),(q)
38,000 37,937
2.21%, 09/15/2022
(a),(o)
27,960 27,937
2.31%, 10/04/2022
(a),(o),(q)
6,575 6,561
2.46%, 10/20/2022
(a),(o)
5,400 5,382
2.48%, 11/10/2022
(a),(o)
7,000 6,964
2.49%, 10/18/2022
(a),(o)
600 598
2.62%, 10/25/2022
(a),(o)
10,540 10,499
$ 377,933
U.S. Treasury Inflation-Indexed Obligations - 16.32%
0.13%, 07/15/2024 25,683 25,290
0.13%, 10/15/2024 25,385 24,978
0.13%, 04/15/2025 18,676 18,270
0.13%, 10/15/2025 25,135 24,637
0.13%, 04/15/2026 16,468 16,060
0.13%, 07/15/2026 21,587 21,135
0.13%, 10/15/2026 28,692 28,017
0.13%, 04/15/2027 25,707 24,947
0.13%, 01/15/2030 23,425 22,364
0.13%, 07/15/2030 26,009 24,864
0.13%, 01/15/2031 24,979 23,747
0.13%, 07/15/2031 21,321 20,244
0.13%, 01/15/2032
(p)
30,026 28,368
0.13%, 02/15/2051 6,009 4,668
0.13%, 02/15/2052 11,304 8,842
0.25%, 01/15/2025 23,454 23,081
0.25%, 07/15/2029 22,120 21,475
0.25%, 02/15/2050 9,347 7,500
0.38%, 07/15/2025 19,072 18,830
0.38%, 01/15/2027 19,884 19,548
0.38%, 07/15/2027 18,188 17,913
0.50%, 04/15/2024 18,351 18,155
0.50%, 01/15/2028 23,594 23,231
0.63%, 04/15/2023 6,004 5,925
0.63%, 01/15/2024 29,565 29,284
0.63%, 01/15/2026 21,222 21,089
0.63%, 07/15/2032 10,479 10,422
0.63%, 02/15/2043 10,091 9,038
0.75%, 07/15/2028 20,945 21,017
0.75%, 02/15/2042 12,866 12,005
0.75%, 02/15/2045 15,291 13,897
0.88%, 01/15/2029 17,844 17,967
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
0.88%, 02/15/2047 $ 9,808 $ 9,148
1.00%, 02/15/2046 7,523 7,222
1.00%, 02/15/2048 7,258 7,010
1.00%, 02/15/2049 6,582 6,422
1.38%, 02/15/2044 14,074 14,574
1.75%, 01/15/2028 10,324 10,837
2.00%, 01/15/2026 10,011 10,386
2.13%, 02/15/2040 6,144 7,272
2.13%, 02/15/2041 7,267 8,558
2.38%, 01/15/2025 16,731 17,281
2.38%, 01/15/2027 9,384 10,020
2.50%, 01/15/2029 8,787 9,715
3.38%, 04/15/2032 4,159 5,148
3.63%, 04/15/2028 10,052 11,592
3.88%, 04/15/2029 11,220 13,427
$ 755,420
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,574,310
TOTAL PURCHASED OPTIONS - 0.01% $ 547
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.02% $ 733
Total Investments $ 4,949,437
Other Assets and Liabilities -  (6.94)% (320,895)
TOTAL NET ASSETS - 100.00% $ 4,628,542
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,151 or 0.37% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $16,764 or 0.36% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $108,235 or 2.34% of net assets.
( i ) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) This Senior Floating Rate Note will settle after August 31, 2022, at which time the interest rate will be determined.
(n) Security was purchased in a "to-be-announced" ("TBA") transaction.
(o) Rate shown is the discount rate of the original purchase.
(p) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $78,455 or 1.70% of net assets.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $52,494 or 1.13% of net assets.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2022
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Government 33.67%
Utilities 16.77%
Financial 13.57%
Energy 12.53%
Money Market Funds 7.56%
Industrial 7.45%
Consumer, Non-cyclical 6.83%
Basic Materials 3.87%
Consumer, Cyclical 1.48%
Technology 1.06%
Communications 1.03%
Mortgage Securities 0.57%
Investment Companies 0.45%
Asset Backed Securities 0.07%
Purchased Interest Rate Swaptions 0.02%
Purchased Options 0.01%
Other Assets and Liabilities
(6.94)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales August 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.13% $ 129,281 $ 3,833,847 $ 3,643,941 $ 319,187
$ 129,281 $ 3,833,847 $ 3,643,941 $ 319,187
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.13% $ 675 $ — $ — $ —
$ 675 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Millennium Health LLC 03/15/2016 $ — $ 3 0.00%
Millennium Health LLC 03/15/2016 — 1 0.00%
Quarternorth Energy Holding Inc 08/27/2021 4,842 8,705 0.19%
Total $ 8,709 0.19%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - LME Copper Future;
September 2022
(a)
N/A 23 $ 1 $ 11,300.00 09/08/2022 $ 195 $ — $ (195)
Call - LME PRI Alum Future;
September 2022
(a)
N/A 12 — $ 3,500.00 09/08/2022 39 — (39)
Put - Bloomberg Commodity
Index
(a)
Morgan Stanley & Co 45,604 46 $ 115.00 09/26/2022 173 55 (118)
Put - EUR versus NOK Morgan Stanley & Co 1 EUR 1,557 EUR 9.20 09/09/2022 — — —
Put - EUR versus NOK JPMorgan Chase 1 1,557 EUR 9.65 09/09/2022 1 — (1)
Put - EUR versus NOK Citigroup Inc 1 3,131 EUR 9.39 10/03/2022 2 — (2)
Put - EUR versus NOK Morgan Stanley & Co 1 3,737 EUR 9.65 11/17/2022 34 16 (18)
Put - US 10 Year Note Future;
December 2022
N/A 133 $ 133 $ 116.00 09/26/2022 73 77 4
Put - US 10 Year Note Future;
December 2022
N/A 399 399 $ 117.00 09/26/2022 338 399 61
Total $ 855 $ 547 $ (308)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2022
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - LME Copper Future;
September 2022
(a)
N/A 23 $ 1 $ 13,500.00 09/08/2022 $ (34) $ — $ 34
Put - LME PRI Alum Future;
September 2022
(a)
N/A 14 — $ 2,800.00 09/08/2022 (46) (144) (98)
Put - EUR versus NOK Morgan Stanley & Co 1 EUR 1,557 EUR 9.65 09/09/2022 (3) — 3
Put - EUR versus NOK JPMorgan Chase 1 1,557 EUR 9.20 09/09/2022 — — —
Put - EUR versus NOK Morgan Stanley & Co 1 3,737 EUR 9.35 11/17/2022 (9) (3) 6
Put - US 10 Year Note Future;
December 2022
N/A 173 $ 173 $ 114.00 09/26/2022 (21) (24) (3)
Put - US 10 Year Note Future;
December 2022
N/A 519 519 $ 115.00 09/26/2022 (156) (154) 2
Total $ (269) $ (325) $ (56)
Amounts in thousands except contracts/shares.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay $ 9,841 2.87% 08/31/2023 $ 365 $ 364 $ (1)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 9,841 2.87% 08/31/2023 365 369 4
Total $ 730 $ 733 $ 3
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive $ 13,992 3.18% 06/14/2023 $ (554) $ (662) $ (108)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 4,727 3.19% 06/16/2023 (181) (227) (46)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 1,399 2.75% 07/20/2023 (51) (42) 9
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 7,313 2.54% 08/08/2023 (259) (169) 90
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 3,682 2.44% 08/11/2023 (129) (74) 55
Call - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 4,267 2.68% 08/22/2023 (154) (122) 32
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 13,992 3.18% 06/14/2023 (554) (343) 211
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 4,727 3.19% 06/16/2023 (182) (115) 67
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 1,399 2.75% 07/20/2023 (50) (58) (8)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 7,313 2.54% 08/08/2023 (260) (380) (120)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 3,682 2.44% 08/11/2023 (129) (212) (83)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 6 Month Euro
Interbank Offered Rate
Pay EUR 885 2.90% 12/05/2022 (9) (10) (1)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay $ 4,267 2.68% 08/22/2023 (154) (194) (40)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 7,771 3.50% 08/26/2027 (165) (193) (28)
Total $ (2,831) $ (2,801) $ 30
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month SOFR; December 2023 Short 8 $ 1,931 $ —
3 Month SOFR; June 2023 Short 33 7,934 25
3 Month SOFR; March 2023 Long 17 4,086 (11)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2022
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Brent Crude; December 2022
(a)
Long 126 $ 11,870 $ (641)
Brent Crude; December 2023
(a)
Short 31 2,633 80
Brent Crude; December 2025
(a)
Short 12 902 (6)
Brent Crude; November 2022
(a)
Long 410 39,212 (190)
California Carbon Allowance; December 2022
(a)
Long 10 274 (5)
Canadian Bank Acceptance; December 2023 Long 10 1,825 —
CBL Nature-Based Global Emissions Offset; December 2022
(a)
Long 13 114 (25)
Cocoa; December 2022
(a)
Short 497 11,993 (183)
Cocoa; December 2022
(a)
Long 9 217 (3)
Cocoa; March 2023
(a)
Short 194 4,648 68
Coffee 'C'; December 2022
(a)
Short 116 10,233 (518)
Coffee 'C'; December 2022
(a)
Long 2 176 (2)
Copper; December 2022
(a)
Long 8 704 (17)
Corn; December 2022
(a)
Long 467 15,656 1,005
Corn; December 2023
(a)
Short 71 2,202 (29)
Cotton No.2; December 2022
(a)
Short 196 11,095 598
Cotton No.2; December 2022
(a)
Long 33 1,868 80
Euribor ; December 2022 Short 16 3,946 27
Euribor ; March 2023 Short 21 5,156 26
Euro Bond 10 Year Bond; September 2022 Short 34 5,056 (82)
Euro Buxl 30 Year Bond; September 2022 Short 7 1,158 70
Euro Milling Wheat; December 2022
(a)
Long 144 2,348 (18)
Euro Schatz; September 2022 Short 132 14,408 93
Feeder Cattle; October 2022
(a)
Long 2 183 (4)
Frozen Concentrated Orange Juice-A; November 2022
(a)
Short 18 500 (33)
Gasoline RBOB; December 2022
(a)
Long 16 1,585 (128)
Gasoline RBOB; January 2023
(a)
Short 17 1,671 141
Gasoline RBOB; November 2022
(a)
Long 16 1,605 (158)
Gold 100 oz ; December 2022
(a)
Long 86 14,845 (26)
Gold 100 oz ; October 2022
(a)
Long 99 16,997 4
ICE 3 Month Sterling Overnight Index Average; December
2022
Long 27 7,552 (11)
ICE 3 Month Sterling Overnight Index Average; March 2023 Long 18 5,005 (9)
Japan 10 Year Bond TSE; September 2022 Short 7 7,534 10
KC HRW Wheat; December 2022
(a)
Long 62 2,829 151
Lean Hogs; December 2022
(a)
Long 32 1,074 15
Lean Hogs; October 2022
(a)
Long 40 1,464 (108)
Live Cattle; December 2022
(a)
Short 150 8,909 (22)
Live Cattle; February 2023
(a)
Short 44 2,699 18
Live Cattle; October 2022
(a)
Long 4 228 4
LME Copper; December 2022
(a)
Long 49 $ 9,548 $ (963)
LME Copper; September 2022
(a)
Short — — (4,821)
LME Lead; December 2022
(a)
Long 18 878 (224)
LME Lead; September 2022
(a)
Short — — 196
LME Nickel; December 2022
(a)
Long 19 2,443 (383)
LME Nickel; September 2022
(a)
Long 85 10,882 (461)
LME Nickel; September 2022
(a)
Short — — (1,770)
LME PRI Alum; December 2022
(a)
Long 191 11,279 (2,767)
LME PRI Alum; December 2024
(a)
Short 45 2,776 33
LME PRI Alum; March 2023
(a)
Short 449 26,629 267
LME PRI Alum; September 2022
(a)
Long 398 23,530 (474)
LME PRI Alum; September 2022
(a)
Short — — (3,506)
LME Zinc; December 2022
(a)
Long 31 2,667 (84)
LME Zinc; September 2022
(a)
Long 257 22,671 (826)
LME Zinc; September 2022
(a)
Short — — 203
Low Sulphur Gasoline; April 2023
(a)
Short 63 5,809 4
Low Sulphur Gasoline; December 2022
(a)
Long 30 3,014 128
Low Sulphur Gasoline; February 2023
(a)
Long 60 5,784 32
Low Sulphur Gasoline; September 2022
(a)
Long 184 20,212 1,796
Natural Gas; December 2022
(a)
Long 6 560 81
Natural Gas; October 2022
(a)
Long 832 75,937 2,390
NY Harb ULSD; December 2022
(a)
Short 43 6,405 58
NY Harb ULSD; December 2022
(a)
Long 3 447 (15)
NY Harb ULSD; January 2023
(a)
Short 6 878 30
NY Harb ULSD; November 2022
(a)
Long 8 1,213 75
Platinum; October 2022
(a)
Long 109 4,507 (596)
Silver; December 2022
(a)
Long 188 16,809 (1,311)
Soybean Meal; December 2022
(a)
Long 286 11,872 173
Soybean Oil; December 2022
(a)
Long 291 11,782 (147)
Soybean; November 2022
(a)
Short 161 11,451 636

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2022
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Soybean; November 2022
(a)
Long 20 $ 1,423 $ (137)
Sugar #11; March 2023
(a)
Long 67 1,333 (26)
Sugar #11; October 2022
(a)
Short 634 12,703 570
US 10 Year Note; December 2022 Short 36 4,209 1
US 10 Year Ultra Note; December 2022 Long 41 5,133 (22)
US 2 Year Note; December 2022 Long 16 3,333 (2)
US 5 Year Note; December 2022 Short 30 3,325 13
US Long Bond; December 2022 Short 22 2,989 (2)
US Ultra Bond; December 2022 Long 30 4,485 32
Wheat; December 2022
(a)
Long 198 8,232 356
WTI Crude; December 2022
(a)
Short 282 24,903 282
WTI Crude; December 2022
(a)
Long 83 7,330 (405)
WTI Crude; January 2023
(a)
Short 488 42,710 329
Total $ (11,071)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/02/2022 $ 371 EUR 358 $ 11 $ —
BNP Paribas 09/02/2022 EUR 709 $ 709 4 —
BNP Paribas 09/02/2022 $ 685 EUR 672 9 —
BNP Paribas 10/04/2022 $ 710 EUR 709 — (3)
Citigroup Inc 09/21/2022 NOK 7,807 EUR 751 31 —
JPMorgan Chase 09/21/2022 NOK 7,917 EUR 779 13 —
Total $ 68 $ (3)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered
Rate
Pay 0.64% Semiannual Annual N/A 02/15/2031 EUR 1,655 $ (231) $ 14 $ (217)
6 Month Euro Interbank Offered
Rate
Pay 0.69% Semiannual Annual N/A 02/15/2031 825 (112) 7 (105)
6 Month Euro Interbank Offered
Rate
Pay 1.87% Semiannual Annual N/A 08/15/2031 6,095 (257) 5 (252)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.47% Annual Annual N/A 04/19/2031 $ 1,190 134 — 134
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.05% Annual Annual N/A 08/30/2027 5,275 (32) — (32)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.24% Annual Annual N/A 08/19/2023 3,920 (2) — (2)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.43% Annual Annual N/A 08/17/2052 130 4 — 4
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.47% Annual Annual N/A 07/21/2052 130 3 — 3
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.67% Annual Annual N/A 07/11/2031 6,790 163 — 163
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.19% Annual Annual N/A 08/01/2025 7,820 53 — 53
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.63% Annual Annual N/A 06/29/2052 2,940 (47) — (47)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.43% Annual Annual N/A 07/15/2052 EUR 200 (5) — (5)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.68% Annual Annual N/A 08/15/2032 185 1 — 1

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2022
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.60% Annual Annual N/A 08/15/2052 EUR 105 $ (4) $ — $ (4)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.44% Annual Annual N/A 08/15/2052 200 (3) — (3)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 7.68% Annual Annual N/A 08/15/2023 3,860 (1) — (1)
Secured Overnight Financing
Rate
Pay 2.83% Annual Annual N/A 07/05/2032 $ 2,087 (16) — (16)
Secured Overnight Financing
Rate
Pay 2.62% Annual Annual N/A 07/07/2032 949 (25) — (25)
Secured Overnight Financing
Rate
Pay 2.78% Annual Annual N/A 07/05/2032 2,087 (25) — (25)
Secured Overnight Financing
Rate
Receive 2.75% Annual Annual N/A 08/23/2032 2,113 32 — 32
Secured Overnight Financing
Rate
Receive 2.93% Annual Annual N/A 09/02/2032 2,249 — — —
Secured Overnight Financing
Rate
Pay 2.60% Annual Annual N/A 07/26/2032 1,015 (29) — (29)
Secured Overnight Financing
Rate
Pay 2.71% Annual Annual N/A 07/06/2032 1,530 (28) — (28)
Secured Overnight Financing
Rate
Receive 2.93% Annual Annual N/A 09/01/2032 2,126 2 — 2
Secured Overnight Financing
Rate
Pay 2.92% Annual Annual N/A 09/02/2032 600 (1) — (1)
Secured Overnight Financing
Rate
Receive 2.99% Annual Annual N/A 09/02/2032 2,249 (11) — (11)
United Kingdom Retail Prices
Index
Receive 4.63% Annual Annual N/A 08/15/2027 GBP 965 40 (1) 39
United Kingdom Retail Prices
Index
Pay 4.16% Annual Annual N/A 08/15/2032 965 (51) 2 (49)
Total $ (448) $ 27 $ (421)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive
Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Bank of America NA Refinitiv / CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
1,471 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 $ 1,320 $ — $ — $ —
Bank of America NA Refinitiv / CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
63,533 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 57,017 — — (5)
Bank of America NA Refinitiv / CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
80,374 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 72,132 — — (6)
Bank of America NA Refinitiv / CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
72,435 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 65,007 — — (6)
Bank of America NA Refinitiv / CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
7,819 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 7,017 — — (1)
Bank of America NA Refinitiv / CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
16,638 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 14,932 — — (1)
Bank of America NA Refinitiv / CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
33,090 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 29,696 — — (3)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2022
See accompanying notes.

Total Return Swaps (continued)
Counterparty Reference Entity Contracts
Pay/Receive
Positive
Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Citigroup Inc Refinitiv / CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
64,274 Receive UST 13 Week Bill
High Discount Rate
+ 0.24%
Monthly 05/01/2023 $ 57,682 $ — $ — $ (5)
Citigroup Inc Refinitiv / CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
81,767 Receive UST 13 Week Bill
High Discount Rate
+ 0.24%
Monthly 05/01/2023 73,382 — — (6)
Citigroup Inc Refinitiv / CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
81,183 Receive UST 13 Week Bill
High Discount Rate
+ 0.24%
Monthly 05/01/2023 72,857 — — (6)
Citigroup Inc Refinitiv / CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
89,011 Receive UST 13 Week Bill
High Discount Rate
+ 0.24%
Monthly 05/01/2023 79,883 — — (7)
UBS AG Refinitiv / CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
46,602 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 41,823 — — (4)
Total $ — $ — $ (50)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
August 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 1.50% Shares Held Value (000's)
Money Market Funds - 1.50%
Principal Government Money Market Fund -
Institutional Class 2.13%
(a),(b)
1,662,137 $ 1,662
TOTAL INVESTMENT COMPANIES $ 1,662
COMMON STOCKS - 97.57% Shares Held Value (000's)
Advertising - 1.50%
Interpublic Group of Cos Inc /The 60,074 $ 1,660
Automobile Parts & Equipment - 1.99%
Autoliv Inc 28,446 2,213
Banks - 3.35%
Bank OZK 39,857 1,615
Cullen/Frost Bankers Inc 16,156 2,100
$ 3,715
Building Materials - 2.00%
Lennox International Inc 9,245 2,220
Chemicals - 3.05%
FMC Corp 31,341 3,387
Commercial Services - 2.38%
Morningstar Inc 11,598 2,644
Computers - 2.39%
Amdocs Ltd 31,036 2,653
Consumer Products - 4.95%
Avery Dennison Corp 20,874 3,834
WD-40 Co 8,814 1,667
$ 5,501
Diversified Financial Services - 0.57%
Hamilton Lane Inc 9,075 631
Electric - 2.98%
Alliant Energy Corp 54,322 3,316
Electrical Components & Equipment - 3.59%
Energizer Holdings Inc 34,490 969
Littelfuse Inc 12,724 3,018
$ 3,987
Hand & Machine Tools - 6.80%
Lincoln Electric Holdings Inc 29,385 4,017
Snap-on Inc 16,212 3,532
$ 7,549
Healthcare - Products - 7.58%
Bio- Techne Corp 8,316 2,759
STERIS PLC 16,918 3,407
Teleflex Inc 9,906 2,241
$ 8,407
Healthcare - Services - 2.44%
Universal Health Services Inc 27,685 2,709
Insurance - 4.87%
Fidelity National Financial Inc 76,925 3,009
Kinsale Capital Group Inc 5,101 1,294
Markel Corp
(c)
919 1,097
$ 5,400
Internet - 0.99%
Rightmove PLC 156,722 1,102
Leisure Products & Services - 5.81%
Brunswick Corp/DE 40,683 3,039
Peloton Interactive Inc
(c)
27,762 283
YETI Holdings Inc
(c)
84,912 3,132
$ 6,454
Machinery - Diversified - 3.17%
Nordson Corp 15,482 3,517
Media - 1.20%
Cable One Inc 1,171 1,329
Oil & Gas - 4.84%
Coterra Energy Inc 65,508 2,026
Helmerich & Payne Inc 38,649 1,652
HF Sinclair Corp 32,196 1,694
$ 5,372
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 8.12%
Alexandria Real Estate Equities Inc 20,152 $ 3,091
Equity LifeStyle Properties Inc 32,345 2,267
STORE Capital Corp 53,307 1,438
Terreno Realty Corp 36,462 2,224
$ 9,020
Retail - 2.90%
Tractor Supply Co 17,363 3,215
Savings & Loans - 1.67%
Washington Federal Inc 58,025 1,857
Semiconductors - 3.92%
MKS Instruments Inc 13,420 1,337
Teradyne Inc 35,583 3,012
$ 4,349
Software - 8.14%
Black Knight Inc
(c)
7,250 480
Cloudflare Inc
(c)
11,779 737
Fair Isaac Corp
(c)
9,699 4,358
HubSpot Inc
(c)
2,050 691
Tyler Technologies Inc
(c)
7,480 2,778
$ 9,044
Transportation - 3.67%
Expeditors International of Washington Inc 39,595 4,075
Water - 2.70%
Essential Utilities Inc 60,878 2,992
TOTAL COMMON STOCKS $ 108,318
Total Investments $ 109,980
Other Assets and Liabilities -  0.93% 1,035
TOTAL NET ASSETS - 100.00% $ 111,015
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 A ct (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Industrial 19.23%
Financial 18.58%
Consumer, Non-cyclical 17.35%
Technology 14.45%
Consumer, Cyclical 10.70%
Utilities 5.68%
Energy 4.84%
Communications 3.69%
Basic Materials 3.05%
Money Market Funds 1.50%
Other Assets and Liabilities
0.93%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
August 31, 2022
See accompanying notes.

Affiliated Securities August 31, 2021 Purchases Sales August 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.13% $ 12,944 $ 121,950 $ 133,232 $ 1,662
$ 12,944 $ 121,950 $ 133,232 $ 1,662
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.13% $ 33 $ — $ — $ —
$ 33 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 25.42% Shares Held Value (000's)
Closed-End Funds - 0.22%
Apollo Tactical Income Fund Inc 13,886 $ 181
Ares Dynamic Credit Allocation Fund Inc 6,383 83
BlackRock Debt Strategies Fund Inc 9,085 87
BlackRock Floating Rate Income Strategies Fund
Inc
6,525 79
DoubleLine Income Solutions Fund 6,507 81
First Trust Senior Floating Rate Income Fund II 8,544 89
Franklin Universal Trust 13,711 110
Invesco Senior Income Trust 20,396 79
Nuveen Credit Strategies Income Fund 33,083 178
Saba Capital Income & Opportunities Fund 10,973 92
$ 1,059
Exchange-Traded Funds - 0.11%
iShares Russell 1000 Growth ETF 1,061 248
iShares Russell 2000 ETF 1,004 $ 184
iShares Russell 2000 Growth ETF 109 25
iShares Russell 2000 Value ETF 493 72
$ 529
Money Market Funds - 25.09%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
2.12%
(a),(b),(c)
9,772,140 9,772
Principal Government Money Market Fund -
Institutional Class 2.13%
(b),(d)
110,545,216 110,545
$ 120,317
TOTAL INVESTMENT COMPANIES $ 121,905
COMMON STOCKS - 37.97% Shares Held Value (000's)
Advertising - 0.08%
Interpublic Group of Cos Inc/The
(e)
3,210 89
Omnicom Group Inc
(e)
891 60
Publicis Groupe SA 389 19
Trade Desk Inc/The
(c),(f)
1,603 100
WPP PLC 11,931 103
$ 371
Aerospace & Defense - 0.35%
Airbus SE 2,534 248
BAE Systems PLC 16,336 147
Boeing Co/The
(f)
336 54
General Dynamics Corp
(e)
1,919 439
Lockheed Martin Corp
(e)
769 323
Northrop Grumman Corp 609 291
Spirit AeroSystems Holdings Inc 2,047 62
Thales SA 941 114
$ 1,678
Agriculture - 0.28%
Altria Group Inc
(e)
2,108 95
Archer-Daniels-Midland Co
(e)
1,160 102
Imperial Brands PLC 2,843 62
Japan Tobacco Inc 22,000 373
Philip Morris International Inc
(c),(e)
7,680 734
$ 1,366
Airlines - 0.03%
Sun Country Airlines Holdings Inc
(f)
3,010 60
United Airlines Holdings Inc
(e),(f)
1,783 62
$ 122
Apparel - 0.32%
Adidas AG 271 40
Carter's Inc 725 54
Crocs Inc
(f)
405 30
Dr Martens PLC 9,220 25
Kering SA 740 371
Kontoor Brands Inc 1,689 63
NIKE Inc
(e)
3,522 375
PVH Corp
(e)
3,224 181
Steven Madden Ltd 4,341 126
Tapestry Inc
(e)
8,276 288
$ 1,553
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers - 0.57%
Bayerische Motoren Werke AG 871 $ 64
Cummins Inc
(e)
640 138
Ferrari NV 814 157
Ford Motor Co
(e)
14,181 216
General Motors Co
(e)
2,034 77
Honda Motor Co Ltd 18,900 503
Isuzu Motors Ltd 19,700 245
Mazda Motor Corp 25,700 228
Mercedes-Benz Group AG 1,515 85
PACCAR Inc
(c)
4,597 402
REV Group Inc 5,331 61
Stellantis NV 9,425 126
Tesla Inc
(c),(f)
1,269 350
Volvo AB - B Shares 6,128 97
$ 2,749
Automobile Parts & Equipment - 0.15%
BorgWarner Inc
(e)
5,209 196
Cie Generale des Etablissements Michelin SCA 1,676 41
Continental AG 1,298 75
Dana Inc 4,893 76
NGK Insulators Ltd 9,000 128
Tenneco Inc
(f)
9,551 180
$ 696
Banks - 1.53%
Allegiance Bancshares Inc 2,070 88
Ameris Bancorp 1,283 60
Bank of America Corp
(e)
3,577 120
Bank OZK 1,792 73
Bankinter SA 7,399 38
Barclays PLC 39,964 76
BAWAG Group AG
(f),(g)
904 41
Cadence Bank 2,693 69
Citigroup Inc
(e)
3,740 183
Citizens Financial Group Inc
(c)
3,726 137
DBS Group Holdings Ltd 2,800 65
DNB Bank ASA 8,883 169
Erste Group Bank AG 2,224 50
FinecoBank Banca Fineco SpA 4,921 53
First Citizens BancShares Inc/NC 108 88
First Foundation Inc 2,084 39
First Hawaiian Inc 2,325 60
First Horizon Corp 21,818 494
First Interstate BancSystem Inc 1,938 78
First Republic Bank/CA
(e)
2,163 329
FNB Corp/PA 5,246 63
Goldman Sachs Group Inc/The
(e)
381 126
Home BancShares Inc/AR 3,516 83
HSBC Holdings PLC 33,187 203
ING Groep NV 9,725 85
JPMorgan Chase & Co
(e)
2,988 340
Lloyds Banking Group PLC 255,445 129
M&T Bank Corp 1,739 316
Mizuho Financial Group Inc 11,500 132
Morgan Stanley 223 19
National Bank of Canada 1,800 119
Nordea Bank Abp 35,775 332
OFG Bancorp 2,408 65
Old National Bancorp/IN 4,678 78
Oversea-Chinese Banking Corp Ltd 49,000 422
PNC Financial Services Group Inc/The
(e)
1,071 169
Regions Financial Corp
(c)
9,728 211
Royal Bank of Canada 1,200 111
Sandy Spring Bancorp Inc 1,760 68
Signature Bank/New York NY
(e)
1,327 231
Skandinaviska Enskilda Banken AB 23,448 234
Societe Generale SA 1,541 34
Standard Chartered PLC 15,094 105
SVB Financial Group
(e),(f)
525 213
Synovus Financial Corp 1,456 58

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Toronto-Dominion Bank/The 3,100 $ 199
Truist Financial Corp
(c)
2,654 124
UBS Group AG 8,333 132
United Community Banks Inc/GA 2,182 73
United Overseas Bank Ltd 9,700 189
US Bancorp
(c)
7,028 321
Veritex Holdings Inc 2,247 68
$ 7,362
Beverages - 0.59%
Brown-Forman Corp - B Shares 6,356 462
Celsius Holdings Inc
(f)
379 39
Coca-Cola Co/The
(e)
10,361 639
Coca-Cola Europacific Partners PLC
(c)
2,410 118
Coca-Cola HBC AG
(f)
13,990 319
Constellation Brands Inc
(e)
40 10
Diageo PLC 2,417 105
Keurig Dr Pepper Inc 3,529 135
Kirin Holdings Co Ltd 23,100 380
Molson Coors Beverage Co
(e)
941 49
Monster Beverage Corp
(f)
673 60
PepsiCo Inc
(e)
2,529 436
Suntory Beverage & Food Ltd 2,300 84
$ 2,836
Biotechnology - 0.91%
Abcam PLC
(f)
9,481 140
ACADIA Pharmaceuticals Inc
(f)
3,559 58
Amgen Inc
(c),(e)
1,035 249
Biogen Inc
(c),(e),(f)
1,352 264
Biohaven Pharmaceutical Holding Co Ltd
(c),(f)
5,566 831
Celldex Therapeutics Inc
(f)
2,072 63
ChemoCentryx Inc
(f)
1,369 70
Cytokinetics Inc
(f)
1,987 105
Genmab A/S
(f)
1,688 601
Gilead Sciences Inc
(c),(e)
4,313 273
Global Blood Therapeutics Inc
(f)
5,674 385
Illumina Inc
(e),(f)
482 97
Incyte Corp
(c),(e),(f)
1,059 74
Intellia Therapeutics Inc
(f)
422 25
Iovance Biotherapeutics Inc
(f)
3,695 40
Karuna Therapeutics Inc
(f)
100 26
Kymera Therapeutics Inc
(f)
2,219 63
PTC Therapeutics Inc
(f)
751 38
Regeneron Pharmaceuticals Inc
(e),(f)
163 95
REVOLUTION Medicines Inc
(f)
1,068 22
Rocket Pharmaceuticals Inc
(f)
1,743 27
Sage Therapeutics Inc
(f)
1,399 53
Seagen Inc
(f)
674 104
Vertex Pharmaceuticals Inc
(c),(e),(f)
2,432 686
$ 4,389
Building Materials - 0.59%
Apogee Enterprises Inc 1,548 63
Boise Cascade Co 1,716 107
Cemex SAB de CV ADR
(f)
19,313 72
Cie de Saint-Gobain 5,744 232
CRH PLC 2,247 82
CRH PLC 2,466 91
Griffon Corp 21,200 665
Johnson Controls International plc 5,424 294
Lennox International Inc 563 135
Marshalls PLC 9,837 38
Masco Corp
(e)
3,873 197
Owens Corning
(c)
6,668 545
Sika AG 594 134
Vulcan Materials Co
(c)
501 83
Wienerberger AG 3,631 85
$ 2,823
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 1.06%
Albemarle Corp 375 $ 100
Asahi Kasei Corp 7,900 58
BASF SE 7,812 330
Borregaard ASA 3,054 47
Brenntag SE 1,832 120
Cabot Corp 1,228 88
Celanese Corp
(c),(e)
6,081 674
CF Industries Holdings Inc
(e)
1,776 184
Codexis Inc
(f)
6,849 48
Dow Inc
(c),(e)
1,912 97
DuPont de Nemours Inc
(e)
2,028 113
Eastman Chemical Co
(e)
3,064 279
Ecolab Inc 1,694 278
FMC Corp 693 75
Linde PLC
(c)
1,728 490
LyondellBasell Industries NV
(c)
2,289 190
Mativ Holdings Inc 3,068 72
Minerals Technologies Inc 868 51
Mosaic Co/The
(e)
4,846 261
Nutrien Ltd 575 53
PPG Industries Inc 687 87
Quaker Chemical Corp 460 80
Rogers Corp
(f)
2,028 508
Sherwin-Williams Co/The 556 129
Shin-Etsu Chemical Co Ltd 1,500 174
Tosoh Corp 6,300 81
Umicore SA 1,503 48
Valvoline Inc 8,445 246
Victrex PLC 5,039 102
$ 5,063
Commercial Services - 1.58%
Adtalem Global Education Inc
(f)
1,810 68
ALD SA
(g)
4,430 48
AMERCO
(c)
431 227
AMN Healthcare Services Inc
(f)
1,011 104
Automatic Data Processing Inc
(e)
1,122 274
Block Inc
(f)
1,163 80
BrightView Holdings Inc
(f)
5,205 53
Bureau Veritas SA 7,590 189
Cintas Corp 401 163
CoreCivic Inc
(f)
4,441 42
CoStar Group Inc
(f)
1,216 85
Cross Country Healthcare Inc
(f)
546 14
Deluxe Corp 2,021 39
Elis SA 5,267 67
Escrow Altegrity Inc NPV
(f)
461,427 1,744
FleetCor Technologies Inc
(c),(e),(f)
1,725 367
GMO Payment Gateway Inc 2,800 222
H&R Block Inc 1,555 70
Hypoport SE
(f)
82 16
I3 Verticals Inc
(f)
3,405 79
Insperity Inc 953 104
Loomis AB 4,064 110
Medifast Inc 477 60
MoneyGram International Inc
(f)
28,165 290
Monro Inc 3,353 155
Moody's Corp
(e)
685 195
Nielsen Holdings PLC
(c)
27,122 755
Nihon M&A Center Holdings Inc 28,300 351
PayPal Holdings Inc
(e),(f)
1,117 104
PROG Holdings Inc
(f)
3,517 65
QinetiQ Group PLC 24,605 99
R1 RCM Inc
(f)
4,098 90
Robert Half International Inc
(c),(e)
3,244 250
S&P Global Inc 294 104
Secom Co Ltd 2,000 127
Securitas AB 7,674 67
Terminix Global Holdings Inc
(f)
911 39
TriNet Group Inc
(f)
1,213 100

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
United Rentals Inc
(f)
1,707 $ 498
Verisk Analytics Inc
(e)
417 78
$ 7,592
Computers - 1.35%
Accenture PLC - Class A
(c)
2,296 662
Apple Inc
(c),(e)
23,082 3,629
Cognizant Technology Solutions Corp
(c),(e)
6,253 396
Computer Services Inc 3,396 193
Crowdstrike Holdings Inc
(c),(f)
1,037 189
DXC Technology Co
(e),(f)
4,321 107
EPAM Systems Inc
(e),(f)
37 16
Genpact Ltd 1,621 76
HP Inc
(e)
9,670 278
Leidos Holdings Inc 1,031 98
Lumentum Holdings Inc
(f)
621 52
NetApp Inc
(e)
2,326 168
Otsuka Corp 2,600 84
Ping Identity Holding Corp
(f)
615 17
Rapid7 Inc
(f)
1,237 71
Science Applications International Corp 780 71
Softcat PLC 2,212 33
Stratasys Ltd
(f)
3,675 63
Teleperformance 806 230
Western Digital Corp
(e),(f)
1,541 65
$ 6,498
Consumer Products - 0.05%
Kimberly-Clark Corp
(e)
1,033 132
Reckitt Benckiser Group PLC 1,291 99
$ 231
Cosmetics & Personal Care - 0.23%
Colgate-Palmolive Co
(e)
5,547 434
Edgewell Personal Care Co 1,675 65
elf Beauty Inc
(f)
3,168 121
Estee Lauder Cos Inc/The
(e)
10 2
Haleon PLC
(f)
16,280 49
Procter & Gamble Co/The
(e)
2,492 344
Unilever PLC 2,427 110
$ 1,125
Distribution & Wholesale - 0.39%
Copart Inc
(e),(f)
2,340 280
Fastenal Co 1,473 74
IMCD NV 368 51
LKQ Corp
(e)
4,329 230
MARR SpA 2,998 35
RS GROUP PLC 6,978 88
Sumitomo Corp 30,400 428
Toyota Tsusho Corp 7,000 245
WESCO International Inc
(f)
857 113
WW Grainger Inc
(c),(e)
606 336
$ 1,880
Diversified Financial Services - 1.22%
4L Technologies
(f),(h)
24,306 1
Air Lease Corp 1,643 60
American Express Co
(e)
2,711 412
Apollo Global Management Inc 1,366 76
Banca Generali SpA 1,998 53
BlackRock Inc
(e)
572 381
Cboe Global Markets Inc
(c)
1,413 167
Charles Schwab Corp/The
(e)
7,732 549
CME Group Inc 282 55
Cowen Inc 2,356 90
Credit Acceptance Corp
(f)
364 194
Element Comm Aviation
(f),(h),(i)
280 24
Enova International Inc
(f)
2,857 100
Euronext NV
(g)
831 61
Federal Agricultural Mortgage Corp 1,292 141
Franklin Resources Inc
(e)
5,924 154
Futu Holdings Ltd ADR
(c),(f)
756 37
Greenhill & Co Inc 7,668 60
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Hamilton Lane Inc 933 $ 65
Hannon Armstrong Sustainable Infrastructure
Capital Inc
1,497 59
Intercontinental Exchange Inc
(e)
3,277 330
Invesco Ltd 13,824 228
Mastercard Inc
(e)
1,428 463
Nasdaq Inc
(e)
3,942 235
Navient Corp 3,367 52
PRA Group Inc
(f)
3,898 144
Radian Group Inc 3,942 83
Raymond James Financial Inc 1,244 130
Synchrony Financial
(c)
1,895 62
T Rowe Price Group Inc
(e)
3,422 410
TMX Group Ltd 2,300 231
Tradeweb Markets Inc 1,866 130
Visa Inc
(e)
2,775 552
VZ Holding AG 787 63
$ 5,852
Electric - 1.09%
AES Corp/The 673 17
Algonquin Power & Utilities Corp 14,100 194
Avangrid Inc 713 35
CenterPoint Energy Inc
(e)
1,275 40
CMS Energy Corp
(c)
2,163 146
Constellation Energy Corp
(e)
4,829 394
DTE Energy Co
(e)
2,747 358
Duke Energy Corp 1,242 133
EDP - Energias de Portugal SA 37,897 181
Endesa SA 7,598 130
Enel SpA 42,717 201
Exelon Corp
(c),(e)
12,979 570
Iberdrola SA 24,477 254
NextEra Energy Inc 268 23
Northland Power Inc 9,800 335
NRG Energy Inc
(c),(e)
22,215 918
Pinnacle West Capital Corp 939 71
Portland General Electric Co 1,426 74
PPL Corp
(c)
9,547 278
Public Service Enterprise Group Inc
(e)
5,007 322
Southern Co/The
(e)
1,892 146
Terna - Rete Elettrica Nazionale 9,629 68
Vistra Corp
(c)
3,708 92
WEC Energy Group Inc
(c)
2,561 264
$ 5,244
Electrical Components & Equipment - 0.28%
Acuity Brands Inc 512 84
AMETEK Inc
(c),(e)
3,079 370
Emerson Electric Co
(c),(e)
5,030 412
Energizer Holdings Inc 2,109 59
EnerSys 940 59
Insteel Industries Inc 1,572 45
Novanta Inc
(f)
553 74
Schneider Electric SE 869 103
Signify NV
(g)
3,325 94
Universal Display Corp 364 41
$ 1,341
Electronics - 0.34%
Agilent Technologies Inc
(e)
937 120
Amphenol Corp
(e)
1,020 75
Arrow Electronics Inc
(c),(f)
1,148 120
Assa Abloy AB 7,922 160
DiscoverIE Group PLC 7,429 68
FARO Technologies Inc
(f)
2,783 93
Fortive Corp
(e)
2,577 163
Honeywell International Inc 1,590 301
II-VI Inc
(f)
1,290 61
Keysight Technologies Inc
(e),(f)
205 34
LEM Holding SA 29 48
Mettler-Toledo International Inc
(e),(f)
12 15

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Shimadzu Corp 3,900 $ 114
Spectris PLC 1,799 58
TDK Corp 3,200 112
TE Connectivity Ltd 554 70
$ 1,612
Energy - Alternate Sources - 0.03%
Enphase Energy Inc
(c),(f)
208 60
First Solar Inc
(f)
342 44
SolarEdge Technologies Inc
(e),(f)
226 62
$ 166
Engineering & Construction - 0.11%
Aeroports de Paris
(f)
596 82
Badger Infrastructure Solutions Ltd 3,539 83
Fluor Corp
(f)
3,234 86
Kajima Corp 12,400 130
Vinci SA 1,595 147
$ 528
Entertainment - 0.11%
Caesars Entertainment Inc
(c),(f)
4,234 183
CTS Eventim AG & Co KGaA
(f)
871 47
Deluxe Entertainment
(f),(h)
67,049 —
DraftKings Inc
(f)
3,515 56
Penn Entertainment Inc
(e),(f)
7,942 248
$ 534
Environmental Control - 0.15%
Casella Waste Systems Inc
(f)
754 62
Pentair PLC 6,269 279
Waste Connections Inc 1,200 167
Waste Management Inc
(e)
1,117 189
$ 697
Food - 0.99%
AAK AB 3,718 57
Ajinomoto Co Inc 5,300 146
Calavo Growers Inc 2,339 98
Campbell Soup Co
(e)
3,256 164
Coles Group Ltd 9,942 119
Cranswick PLC 1,699 61
Empire Co Ltd 14,800 422
Fresh Market Inc - Escrow
(f),(h)
12,280 —
General Mills Inc
(c),(e)
7,395 568
George Weston Ltd 3,100 354
HelloFresh SE
(f)
1,927 46
Hershey Co/The
(c),(e)
1,144 257
Jeronimo Martins SGPS SA 9,115 202
Kellogg Co
(e)
2,171 158
Kesko Oyj 18,446 388
Koninklijke Ahold Delhaize NV 4,619 127
Kraft Heinz Co/The
(c),(e)
5,446 203
Kroger Co/The
(c),(e)
6,062 291
Loblaw Cos Ltd 300 27
Metro Inc/CN 1,200 63
Mondelez International Inc
(e)
3,753 232
Nestle SA 3,701 433
Tate & Lyle PLC 13,321 118
Tesco PLC 25,805 75
Tyson Foods Inc
(c),(e)
1,606 121
$ 4,730
Food Service - 0.02%
Compass Group PLC 4,625 99
Forest Products & Paper - 0.10%
International Paper Co
(c),(e)
8,081 337
Smurfit Kappa Group PLC 4,006 134
$ 471
Gas - 0.11%
New Jersey Resources Corp 2,513 111
Tokyo Gas Co Ltd 4,500 85
UGI Corp
(c)
8,574 338
$ 534
COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0.06%
Disco Corp 700 $ 170
Kennametal Inc 2,220 52
Snap-on Inc
(e)
378 82
$ 304
Healthcare - Products - 0.81%
Abbott Laboratories
(e)
4,237 435
Artivion Inc
(f)
3,760 83
Avantor Inc
(f)
3,402 85
Baxter International Inc 2,472 142
Boston Scientific Corp
(f)
2,024 82
ConvaTec Group PLC
(g)
17,914 45
Danaher Corp
(e)
2,072 559
DENTSPLY SIRONA Inc
(e)
9,273 304
DiaSorin SpA 202 27
EssilorLuxottica SA 214 32
Exact Sciences Corp
(f)
1,408 50
Globus Medical Inc
(f)
696 41
Hanger Inc
(f)
467 9
Hologic Inc
(e),(f)
2,161 146
Inari Medical Inc
(f)
804 56
Inspire Medical Systems Inc
(f)
536 103
Insulet Corp
(f)
417 107
Integra LifeSciences Holdings Corp
(f)
1,032 49
Intuitive Surgical Inc
(f)
453 93
Koninklijke Philips NV 3,633 60
Lantheus Holdings Inc
(f)
1,369 108
Medtronic PLC 5,528 486
NuVasive Inc
(f)
1,419 60
PerkinElmer Inc
(e)
1,042 141
SI-BONE Inc
(f)
4,247 70
Smith & Nephew PLC 9,794 115
Stryker Corp
(e)
1,168 239
Sysmex Corp 1,300 79
Tecan Group AG 143 53
Thermo Fisher Scientific Inc
(e)
33 18
Waters Corp
(e),(f)
55 16
$ 3,893
Healthcare - Services - 0.71%
Acadia Healthcare Co Inc
(f)
927 76
Centene Corp
(e),(f)
3,844 345
DaVita Inc
(e),(f)
342 29
Elevance Health Inc
(e)
141 68
Encompass Health Corp 1,123 55
Enhabit Inc
(f)
585 10
HCA Healthcare Inc
(c),(e)
1,887 373
Humana Inc 438 211
Laboratory Corp of America Holdings
(e)
267 60
LHC Group Inc
(c),(f)
5,901 953
Molina Healthcare Inc
(c),(f)
369 124
Sonic Healthcare Ltd 4,094 95
UnitedHealth Group Inc
(c),(e)
1,936 1,006
$ 3,405
Holding Companies - Diversified - 2.54%
10X Capital Venture Acquisition Corp II
(f)
12,483 124
26 Capital Acquisition Corp
(f)
4,681 46
Accelerate Acquisition Corp
(f)
15,021 147
Achari Ventures Holdings Corp I
(f)
5,451 55
AEA-Bridges Impact Corp
(f)
4,971 50
African Gold Acquisition Corp
(f)
9,428 93
AfterNext HealthTech Acquisition Corp
(f)
18,125 177
Alpha Partners Technology Merger Corp
(f)
4,617 45
AltEnergy Acquisition Corp
(f)
899 9
Altimeter Growth Corp 2
(f)
3,579 36
Andretti Acquisition Corp
(f)
1,563 16
Anzu Special Acquisition Corp I
(f)
4,584 45
Ares Acquisition Corp
(f)
8,583 85
Arrowroot Acquisition Corp
(f)
6,980 69
Arrowroot Acquisition Corp - Warrants
(f)
1,824 —
ARYA Sciences Acquisition Corp IV
(f)
1,245 12

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Astrea Acquisition Corp
(f)
3,085 $ 30
Athena Consumer Acquisition Corp
(f)
599 6
Atlas Crest Investment Corp II
(f)
4,570 45
Aurora Acquisition Corp
(f)
1,047 10
Avanti Acquisition Corp
(f)
13,402 134
Belong Acquisition Corp
(f)
635 6
Bilander Acquisition Corp
(f)
3,159 31
Biotech Acquisition Co
(f)
4,527 45
BOA Acquisition Corp
(f)
4,001 39
Brigade-M3 European Acquisition Corp
(f)
2,616 26
Bright Lights Acquisition Corp
(f)
1,116 11
Cartesian Growth Corp
(f)
1,273 13
CARTESIAN GROWTH CORP II
(f)
2,344 23
Catalyst Partners Acquisition Corp
(f)
19,496 192
CF Acquisition Corp IV
(f)
13,970 138
Churchill Capital Corp V
(f)
2,976 29
Churchill Capital Corp VII
(f)
13,738 134
CIIG Capital Partners II Inc
(f)
2,334 23
CIIG Capital Partners II Inc - Class A
(f)
16,342 163
CK Hutchison Holdings Ltd 3,500 23
Climate Real Impact Solutions II Acquisition
Corp
(f)
3,015 30
Cohn Robbins Holdings Corp
(f)
8,462 85
Compute Health Acquisition Corp
(f)
6,080 60
Compute Health Acquisition Corp - Warrants
(f)
1,520 —
Concord Acquisition Corp II
(f)
19,495 189
Concord Acquisition Corp III
(f)
11,725 117
Conx Corp
(f)
26,133 260
Conyers Park III Acquisition Corp
(f)
4,555 44
Corazon Capital V838 Monoceros Corp
(f)
2,646 26
D & Z Media Acquisition Corp
(f)
889 9
Decarbonization Plus Acquisition Corp IV
(f)
2,920 29
Deep Lake Capital Acquisition Corp
(f)
14,150 141
Direct Selling Acquisition Corp
(f)
1,000 10
dMY Technology Group Inc VI
(f)
8,842 87
Dragoneer Growth Opportunities Corp III
(f)
19,456 190
Elliott Opportunity II Corp
(f)
6,023 59
Enphys Acquisition Corp
(f)
40,100 389
Enterprise 4.0 Technology Acquisition Corp
(f)
898 9
Equity Distribution Acquisition Corp
(f)
15,385 154
ESGEN Acquisition Corp
(f)
1,049 11
Eucrates Biomedical Acquisition Corp
(f)
7 —
ExcelFin Acquisition Corp
(f)
900 9
ExcelFin Acquisition Corp - Class A
(f)
4,364 44
Fat Projects Acquisition Corp
(f)
12,408 123
Fifth Wall Acquisition Corp III
(f)
6,837 67
FinServ Acquisition Corp II
(f)
926 9
FinServ Acquisition Corp II - Class A
(f)
1,352 13
FinTech Acquisition Corp VI
(f)
3,128 31
Fortress Capital Acquisition Corp
(f)
14,774 147
Fortress Value Acquisition Corp III
(f)
868 9
Fortress Value Acquisition Corp III - Class A
(f)
20,832 206
Fortress Value Acquisition Corp IV
(f)
10,631 104
FTAC Athena Acquisition Corp
(f)
4,469 44
FTAC Emerald Acquisition Corp
(f)
4,347 43
FTAC Parnassus Acquisition Corp
(f)
15,240 150
FTAC Zeus Acquisition Corp
(f)
867 9
G Squared Ascend I Inc
(f)
10,084 100
G Squared Ascend I Inc - Warrants
(f)
1,415 —
Gesher I Acquisition Corp
(f)
896 9
Goal Acquisitions Corp
(f)
31,661 312
Golden Falcon Acquisition Corp
(f)
21,781 216
Gores Holdings VII Inc
(f)
16,342 161
Gores Holdings VIII Inc
(f)
37 —
Gores Technology Partners II Inc
(f)
340 3
Gores Technology Partners Inc
(f)
17,326 170
Health Assurance Acquisition Corp
(f)
3,121 31
Healthcare Services Acquisition Corp
(c),(f)
21,846 216
Home Plate Acquisition Corp
(f)
3,679 36
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Horizon Acquisition Corp II
(f)
2,997 $ 30
Independence Holdings Corp
(f)
22,891 226
Infinite Acquisition Corp
(f)
1,084 11
INSU Acquisition Corp III
(f)
3,125 31
ION Acquisition Corp 3 Ltd
(f)
3,027 30
Jaws Hurricane Acquisition Corp
(f)
10,207 100
Jaws Juggernaut Acquisition Corp
(f)
2,040 20
Jaws Juggernaut Acquisition Corp - Class A
(f)
17,277 169
Jaws Mustang Acquisition Corp
(f)
3,004 30
Kensington Capital Acquisition Corp IV
(f)
3,707 37
Khosla Ventures Acquisition Co
(f)
17,800 174
Kismet Acquisition Three Corp
(f)
1 —
Kismet Acquisition Three Corp - Class A
(f)
10,533 104
KKR Acquisition Holdings I Corp
(f)
2 —
KKR Acquisition Holdings I Corp - Class A
(f)
10,436 102
KKR Acquisition Holdings I Corp - Warrants
(f)
734 —
KL Acquisition Corp
(f)
18,376 181
L Catterton Asia Acquisition Corp
(f)
3,362 33
Landcadia Holdings IV Inc
(f)
3,005 29
LDH Growth Corp I
(f)
3,131 31
Lead Edge Growth Opportunities Ltd
(f)
54 1
Live Oak Crestview Climate Acquisition Corp
(f)
3,003 29
Live Oak Mobility Acquisition Corp
(f)
11,840 116
Logistics Innovation Technologies Corp
(f)
7,552 74
Longview Acquisition Corp II
(f)
3,310 33
M3-Brigade Acquisition II Corp
(f)
2,570 25
Macondray Capital Acquisition Corp I
(f)
4,047 40
Magnum Opus Acquisition Ltd
(f)
2,970 29
MDH Acquisition Corp
(f)
8,164 80
MedTech Acquisition Corp/NY
(f)
2,475 25
Motive Capital Corp II
(f)
11,171 111
Mount Rainier Acquisition Corp
(f)
4,633 47
New Vista Acquisition Corp
(f)
10,476 103
New Vista Acquisition Corp - Class A
(f)
527 5
Newcourt Acquisition Corp
(f)
1,948 20
Newcourt Acquisition Corp - Class A
(f)
919 9
NewHold Investment Corp II
(f)
3,195 32
Noble Rock Acquisition Corp
(f)
7,560 75
Noble Rock Acquisition Corp - Class A
(f)
5,171 51
North Atlantic Acquisition Corp
(f)
3,128 31
North Mountain Merger Corp
(f)
4,550 46
Northern Genesis Acquisition Corp III
(f)
3,024 30
Omega Alpha SPAC
(f)
9,021 90
One Equity Partners Open Water I Corp
(f)
6,552 64
Patria Latin American Opportunity Acquisition
Corp
(f)
377 4
Peridot Acquisition Corp II
(f)
10,530 104
Pershing Square Tontine Holdings Ltd - Escrow
(f),(h)
3,910 —
Phoenix Biotech Acquisition Corp
(f)
898 9
Plum Acquisition Corp I
(f)
6,853 67
Pontem Corp
(f)
16,655 165
Post Holdings Partnering Corp
(f)
4,331 42
Prime Impact Acquisition I
(f)
8,470 85
PROOF Acquisition Corp I
(f)
3,456 35
PropTech Investment Corp II
(f)
493 5
Prospector Capital Corp
(f)
14,159 140
Pyrophyte Acquisition Corp
(f)
1,200 11
Revolution Healthcare Acquisition Corp
(f)
16,550 162
RMG Acquisition Corp III
(f)
23,914 237
Rocket Internet Growth Opportunities Corp
(f)
3 —
Rocket Internet Growth Opportunities Corp -
Class A
(f)
5,252 52
Rocket Internet Growth Opportunities Corp -
Warrants
(f)
1,313 —
Screaming Eagle Acquisition Corp
(f)
1 —
Screaming Eagle Acquisition Corp - Class A
(f)
15,432 150
Screaming Eagle Acquisition Corp - Warrants
(f)
2,644 1
Seaport Calibre Materials Acquisition Corp
(f)
2,289 23

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Semper Paratus Acquisition Corp
(f)
1,195 $ 12
Simon Property Group Acquisition Holdings Inc
(f)
11,972 118
Slam Corp
(f)
1 —
Slam Corp - Class A
(f)
4,575 45
Slam Corp - Warrants
(f)
1,062 —
Soar Technology Acquisition Corp
(f)
584 6
Social Capital Suvretta Holdings Corp II
(f)
8,842 86
Sound Point Acquisition Corp I Ltd
(f)
471 5
SportsTek Acquisition Corp
(f)
911 9
Supernova Partners Acquisition Co III Ltd
(f)
8,842 87
SVF Investment Corp
(f)
10,042 100
SVF Investment Corp 2
(f)
16,440 162
Swire Pacific Ltd 55,500 384
Target Global Acquisition I Corp
(f)
3,928 39
TCV Acquisition Corp
(f)
12,270 121
Thunder Bridge Capital Partners III Inc
(f)
16,589 163
Tio Tech A
(f)
1,790 18
Tishman Speyer Innovation Corp II
(f)
8,488 84
TortoiseEcofin Acquisition Corp III
(f)
12,098 118
TPG Pace Beneficial II Corp
(f)
16,342 159
VectoIQ Acquisition Corp II
(f)
16,558 164
Viscogliosi Brothers Acquisition Corp
(f)
1,321 13
Vy Global Growth
(f)
15,217 152
Warburg Pincus Capital Corp I-A
(f)
3,002 30
Williams Rowland Acquisition Corp
(f)
3,140 32
$ 12,194
Home Builders - 0.29%
DR Horton Inc
(e)
2,020 144
Glenveagh Properties PLC
(f),(g)
59,037 60
Lennar Corp - A Shares
(c),(e)
5,966 461
NVR Inc
(f)
58 240
Persimmon PLC 1,029 18
Sekisui Chemical Co Ltd 9,800 134
Sekisui House Ltd 5,200 88
Skyline Champion Corp
(f)
2,802 159
Thor Industries Inc 858 70
$ 1,374
Home Furnishings - 0.02%
MillerKnoll Inc 1,827 51
Whirlpool Corp
(e)
378 59
$ 110
Insurance - 1.47%
Aflac Inc
(e)
1,785 106
Alleghany Corp
(c),(f)
481 405
Allianz SE 1,401 237
Allstate Corp/The
(c)
911 110
American International Group Inc
(c)
1,711 88
Aon PLC 428 120
Arch Capital Group Ltd
(c),(f)
5,226 239
Arthur J Gallagher & Co
(e)
584 106
Assicurazioni Generali SpA 6,441 94
Assurant Inc
(e)
1,123 178
AXA SA 5,026 118
Beazley PLC 7,311 49
Berkshire Hathaway Inc - Class B
(e),(f)
2,470 694
Chubb Ltd
(c)
3,453 652
Equitable Holdings Inc 2,670 79
Everest Re Group Ltd
(c)
1,168 314
Fairfax Financial Holdings Ltd 800 399
Fidelity National Financial Inc
(c)
7,354 288
Globe Life Inc 2,255 219
Japan Post Holdings Co Ltd 44,100 304
Kemper Corp 1,227 56
Lancashire Holdings Ltd 9,415 54
Legal & General Group PLC 64,623 189
Loews Corp
(e)
885 49
Markel Corp
(f)
190 227
Marsh & McLennan Cos Inc 1,743 281
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
MetLife Inc 1,907 $ 123
MGIC Investment Corp 6,426 92
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
768 184
NMI Holdings Inc
(f)
2,491 51
ProAssurance Corp 2,997 64
Progressive Corp/The
(e)
2,559 314
SiriusPoint Ltd
(f)
8,451 38
Sompo Holdings Inc 2,100 90
Voya Financial Inc 1,458 90
W R Berkley Corp
(e)
3,913 254
White Mountains Insurance Group Ltd 56 77
Willis Towers Watson PLC 128 26
$ 7,058
Internet - 1.91%
Airbnb Inc
(f)
1,659 188
Alphabet Inc - A Shares
(c),(e),(f)
17,838 1,931
Alphabet Inc - C Shares
(f)
1,620 177
Amazon.com Inc
(e),(f)
13,069 1,656
Atea ASA
(f)
2,266 25
Booking Holdings Inc
(c),(f)
64 120
Cargurus Inc
(f)
2,403 45
CDW Corp/DE
(e)
223 38
Criteo SA ADR
(f)
1,856 50
eBay Inc
(c),(e)
5,933 262
F5 Inc
(f)
628 99
GoDaddy Inc
(f)
1,077 82
Grab Holdings Ltd
(c),(f)
6,476 18
Kakaku.com Inc 3,300 61
Magnite Inc
(f)
9,160 69
Mandiant Inc
(f)
38,367 877
Match Group Inc
(f)
2,117 120
MediaAlpha Inc
(f)
3,251 27
MercadoLibre Inc
(c),(f)
194 166
Meta Platforms Inc
(e),(f)
5,178 844
Netflix Inc
(e),(f)
1,279 285
NortonLifeLock Inc
(e)
1,521 34
Okta Inc
(c),(f)
2,043 186
Palo Alto Networks Inc
(f)
648 361
Perficient Inc
(f)
821 64
Snap Inc Class A
(f)
1,924 21
Spotify Technology SA
(f)
533 58
Twitter Inc
(e),(f)
10,866 421
Uber Technologies Inc
(c),(f)
923 27
VeriSign Inc
(e),(f)
1,609 293
Zendesk Inc
(f)
7,156 549
$ 9,154
Investment Companies - 0.04%
Wendel SE 2,243 176
Iron & Steel - 0.16%
BlueScope Steel Ltd 19,992 224
Carpenter Technology Corp 2,147 73
Nippon Steel Corp 10,400 164
Nucor Corp
(e)
1,238 165
Reliance Steel & Aluminum Co 667 125
$ 751
Leisure Products & Services - 0.04%
Carnival Corp
(f)
8,343 79
MIPS AB 498 23
Shimano Inc 200 35
Thule Group AB
(g)
1,641 40
$ 177
Lodging - 0.14%
Choice Hotels International Inc 1,237 142
Hilton Grand Vacations Inc
(f)
2,270 93
Las Vegas Sands Corp
(f)
2,668 100
Marriott International Inc/MD
(e)
693 106
MGM Resorts International
(e)
7,658 250
$ 691

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0.05%
Caterpillar Inc
(e)
139 $ 26
Mitsubishi Electric Corp 22,900 231
$ 257
Machinery - Diversified - 0.49%
Applied Industrial Technologies Inc 1,033 110
Atlas Copco AB - A Shares 33,751 343
Burckhardt Compression Holding AG 105 44
Cactus Inc 1,597 64
Chart Industries Inc
(f)
356 69
Crane Holdings Co 1,100 104
Deere & Co
(e)
165 60
Dover Corp
(e)
183 23
Enovis Corp
(f)
782 40
FANUC Corp 400 64
Graco Inc 1,091 70
Ichor Holdings Ltd
(f)
2,001 61
IDEX Corp 848 171
Inficon Holding AG 50 35
Interpump Group SpA 1,140 40
Kone Oyj 4,460 178
Middleby Corp/The
(f)
689 99
Nordson Corp
(c),(e)
720 163
Otis Worldwide Corp
(c),(e)
1,091 79
Rotork PLC 47,097 135
Spirax-Sarco Engineering PLC 262 32
Stabilus SE 1,088 56
Wartsila OYJ Abp 11,795 97
Washtec AG 988 40
Westinghouse Air Brake Technologies Corp 1,246 109
Zurn Elkay Water Solutions Corp 1,858 51
$ 2,337
Media - 0.69%
Altice USA Inc
(f)
23,755 238
Cable One Inc 210 238
Charter Communications Inc
(e),(f)
681 281
Comcast Corp - Class A
(e)
7,687 278
Fox Corp - A Shares
(c),(e)
3,127 107
iHeartMedia Inc
(f)
6,333 56
Liberty Broadband Corp - C Shares
(c),(f)
4,183 425
Liberty Global PLC - A Shares
(c),(f)
3,847 78
News Corp - A Shares
(e)
3,717 63
Shaw Communications Inc 9,531 244
TEGNA Inc
(c)
35,466 759
Walt Disney Co/The
(e),(f)
3,065 344
Warner Bros Discovery Inc
(f)
8,902 118
Wolters Kluwer NV 1,067 104
$ 3,333
Metal Fabrication & Hardware - 0.03%
MISUMI Group Inc 4,800 118
Troax Group AB 1,496 24
$ 142
Mining - 0.68%
Barrick Gold Corp 6,190 92
Compass Minerals International Inc 1,396 57
Ecobat Holdings, Inc - Class B
(f)
2,998 2,248
Freeport-McMoRan Inc
(e)
2,193 65
Kinross Gold Corp 42,900 141
Livent Corp
(f)
5,461 176
MP Materials Corp
(f)
2,165 76
Newcrest Mining Ltd 1,599 19
Newmont Corp
(e)
1,314 54
Rio Tinto PLC 3,653 202
Rio Tinto PLC ADR 444 25
Turquoise Hill Resources Ltd
(f)
3,034 83
$ 3,238
Miscellaneous Manufacturers - 0.51%
3M Co
(e)
1,264 157
A O Smith Corp
(c),(e)
8,811 497
Alfa Laval AB 10,654 284
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Diploma PLC 2,059 $ 60
General Electric Co
(e)
3,595 264
Hexpol AB 6,332 56
Illinois Tool Works Inc
(c),(e)
1,033 202
Materion Corp 898 78
Parker-Hannifin Corp
(e)
869 230
Siemens AG 1,106 112
Sturm Ruger & Co Inc 1,188 62
Textron Inc
(c),(e)
4,592 287
Trane Technologies PLC 989 152
$ 2,441
Office & Business Equipment - 0.07%
Zebra Technologies Corp
(e),(f)
1,056 319
Office Furnishings - 0.02%
Interface Inc 6,620 74
Oil & Gas - 1.15%
APA Corp
(e)
376 15
Bellatrix Exploration Ltd
(f),(h)
94,641 —
California Resources Corp 2,144 107
Canadian Natural Resources Ltd 900 49
Canadian Natural Resources Ltd 2,555 140
Cenovus Energy Inc 6,500 122
Chevron Corp
(c),(e)
3,771 596
Chord Energy Corp 615 87
ConocoPhillips
(c),(e)
2,474 270
Devon Energy Corp
(e)
2,775 196
Diamondback Energy Inc
(e)
3,587 479
Eni SpA 20,552 243
EOG Resources Inc
(e)
800 97
Exxon Mobil Corp
(c),(e)
9,438 902
Imperial Oil Ltd 700 34
Marathon Oil Corp
(e)
5,147 132
Marathon Petroleum Corp
(c),(e)
4,346 438
Nabors Industries Ltd
(f)
756 100
Nabors Industries Ltd - Warrants
(f)
333 11
Neste Oyj 1,640 81
Occidental Petroleum Corp
(e)
898 64
Parkland Corp 3,600 88
Patterson-UTI Energy Inc 4,336 65
Phillips 66
(c)
3,827 342
Pioneer Natural Resources Co
(e)
1,113 281
SM Energy Co 1,494 66
TotalEnergies SE 4,383 222
Valero Energy Corp
(c),(e)
1,910 224
Viper Energy Partners LP 2,345 72
$ 5,523
Oil & Gas Services - 0.21%
ChampionX Corp 3,106 68
DMC Global Inc
(f)
2,481 55
Halliburton Co
(e)
13,050 393
Liberty Energy Inc
(f)
6,555 98
MRC Global Inc
(f)
9,351 91
Schlumberger NV 6,416 245
TechnipFMC PLC
(f)
7,570 62
$ 1,012
Packaging & Containers - 0.22%
Ball Corp 1,727 96
Packaging Corp of America
(c),(e)
2,277 312
Sealed Air Corp
(c)
4,201 226
Vidrala SA 747 47
Westrock Co
(c),(e)
8,687 353
$ 1,034
Pharmaceuticals - 1.37%
AbbVie Inc
(e)
611 82
Aerie Pharmaceuticals Inc
(f)
141 2
Alkermes PLC
(f)
1,372 32
AmerisourceBergen Corp
(e)
960 141
Arvinas Inc
(f)
968 41

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Ascendis Pharma A/S ADR
(f)
239 $ 21
AstraZeneca PLC ADR 1,410 88
Becton Dickinson and Co 271 68
BioGaia AB 5,520 45
Bristol-Myers Squibb Co
(e)
3,594 242
Cardinal Health Inc
(e)
2,209 156
Chugai Pharmaceutical Co Ltd 8,800 227
Cigna Corp
(e)
484 137
Covetrus Inc
(f)
466 10
CVS Health Corp
(e)
3,484 342
Dexcom Inc
(f)
1,381 114
Eisai Co Ltd 8,300 338
Eli Lilly & Co 457 138
GSK PLC 13,024 208
Johnson & Johnson
(c),(e)
5,320 859
McKesson Corp
(e)
415 152
Merck & Co Inc
(e)
3,152 269
Merck KGaA 506 87
Myovant Sciences Ltd
(f)
6,633 113
Neurocrine Biosciences Inc
(f)
1,814 190
Novartis AG 6,251 506
Novo Nordisk A/S 4,391 469
Organon & Co
(e)
1,998 57
Owens & Minor Inc 1,763 52
Pacira BioSciences Inc
(f)
2,667 140
Pfizer Inc
(c),(e)
15,961 722
Premier Inc 1,977 70
Roche Holding AG 807 260
Shionogi & Co Ltd 3,200 156
Viatris Inc
(c)
3,419 33
$ 6,567
Pipelines - 0.13%
Cheniere Energy Inc 252 41
Enbridge Inc 1,900 78
ONEOK Inc
(e)
1,782 109
Southcross Holdings
(f),(h)
615,976 —
Targa Resources Corp 5,721 390
Williams Cos Inc/The 551 19
$ 637
Private Equity - 0.02%
Onex Corp 1,800 89
Real Estate - 0.15%
Catena AB 1,356 56
CBRE Group Inc
(e)
564 45
Fastighets AB Balder
(f)
37,920 209
Hang Lung Properties Ltd 28,000 47
Marcus & Millichap Inc 2,151 80
McGrath RentCorp 903 76
Nyfosa AB 3,306 28
PSP Swiss Property AG 427 48
Shurgard Self Storage SA 1,095 53
Tricon Residential Inc 7,231 75
$ 717
REITs - 0.78%
Alexandria Real Estate Equities Inc
(e)
1,798 276
American Tower Corp
(e)
1,653 420
Americold Realty Trust Inc 2,654 78
AvalonBay Communities Inc
(e)
836 168
Big Yellow Group PLC 3,545 55
Camden Property Trust
(e)
812 104
CatchMark Timber Trust Inc 332 4
Crown Castle Inc
(e)
304 52
Duke Realty Corp
(e)
129 8
Equinix Inc 124 82
Essential Properties Realty Trust Inc 2,657 60
Extra Space Storage Inc
(e)
806 160
Federal Realty Investment Trust
(e)
1,366 138
Healthpeak Properties Inc
(e)
6,879 181
Innovative Industrial Properties Inc 338 31
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Mid-America Apartment Communities Inc
(e)
213 $ 35
Mirvac Group 27,455 39
Pebblebrook Hotel Trust 3,007 53
Piedmont Office Realty Trust Inc 9,028 106
Prologis Inc
(e)
1,138 142
Public Storage
(e)
800 264
Realty Income Corp
(e)
1,626 111
Rithm Capital Corp 6,400 60
Ryman Hospitality Properties Inc 828 68
SBA Communications Corp
(e)
38 12
Simon Property Group Inc
(c),(e)
2,236 229
UDR Inc
(e)
1,455 65
UNITE Group PLC/The 3,800 46
Uniti Group Inc 8,100 76
Ventas Inc
(e)
81 4
Veris Residential Inc
(f)
5,037 68
VICI Properties Inc
(e)
8,111 267
Weyerhaeuser Co
(e)
7,772 266
$ 3,728
Retail - 1.34%
Alimentation Couche-Tard Inc 6,400 275
AutoZone Inc
(e),(f)
172 365
Bath & Body Works Inc
(e)
9,189 343
Best Buy Co Inc
(e)
1,247 88
CarMax Inc
(f)
1,649 146
Costco Wholesale Corp 15 8
Cracker Barrel Old Country Store Inc 690 75
Dollar Tree Inc
(f)
840 114
Domino's Pizza Inc 156 58
Europris ASA
(g)
9,347 56
Fast Retailing Co Ltd 200 117
Genuine Parts Co
(c),(e)
1,492 233
Home Depot Inc/The
(c),(e)
1,210 349
Industria de Diseno Textil SA 10,262 222
LL Flooring Holdings Inc
(f)
6,618 54
Lowe's Cos Inc
(c),(e)
2,125 413
Lululemon Athletica Inc
(f)
417 125
McDonald's Corp
(e)
1,621 409
Moncler SpA 3,379 150
O'Reilly Automotive Inc
(e),(f)
343 239
Ross Stores Inc
(e)
2,570 222
Sportsman's Warehouse Holdings Inc
(f)
3,312 26
Starbucks Corp
(e)
3,714 312
Target Corp
(c),(e)
1,240 199
Texas Roadhouse Inc 751 67
TJX Cos Inc/The
(c)
12,576 784
Ulta Beauty Inc
(e),(f)
451 189
Walgreens Boots Alliance Inc
(e)
1,577 55
Walmart Inc
(e)
1,732 229
WH Smith PLC
(f)
3,768 62
Wingstop Inc 537 61
Yum! Brands Inc
(c),(e)
3,423 381
$ 6,426
Savings & Loans - 0.04%
Berkshire Hills Bancorp Inc 2,854 81
Pacific Premier Bancorp Inc 2,156 71
WSFS Financial Corp 1,209 58
$ 210
Semiconductors - 1.83%
Advanced Micro Devices Inc
(c),(f)
540 46
Advantest Corp 3,400 193
Applied Materials Inc
(e)
2,653 250
ASML Holding NV 1,165 569
BE Semiconductor Industries NV 1,056 50
Broadcom Inc
(c),(e)
1,151 574
Entegris Inc 1,478 140
Hensoldt AG 2,129 47
KLA Corp
(c),(e)
1,763 607
Lam Research Corp
(e)
275 120

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Marvell Technology Inc
(c)
4,098 $ 192
Microchip Technology Inc
(e)
10,187 665
Micron Technology Inc
(c),(e)
11,097 627
MKS Instruments Inc 363 36
Monolithic Power Systems Inc
(c)
729 330
NVIDIA Corp
(c),(e)
1,770 268
NXP Semiconductors NV
(c)
3,516 579
ON Semiconductor Corp
(e),(f)
946 65
Qorvo Inc
(c),(e),(f)
3,651 328
QUALCOMM Inc
(c),(e)
5,798 767
Rambus Inc
(f)
2,956 76
Samsung Electronics Co Ltd 887 39
Silicon Motion Technology Corp ADR
(c)
14,002 1,079
Skyworks Solutions Inc
(c)
1,639 162
SOITEC
(f)
357 50
STMicroelectronics NV 8,956 312
Synaptics Inc
(f)
795 92
Texas Instruments Inc
(c),(e)
2,329 385
Tower Semiconductor Ltd
(f)
2,377 110
$ 8,758
Software - 2.71%
1Life Healthcare Inc
(f)
53,665 924
Activision Blizzard Inc
(e)
8,157 640
Adobe Inc
(e),(f)
509 190
Agilysys Inc
(f)
1,492 77
ANSYS Inc
(e),(f)
73 18
Autodesk Inc
(e),(f)
229 46
Avalara Inc
(f)
10,944 1,002
AVEVA Group PLC 2,528 82
Black Knight Inc
(f)
1,662 110
Box Inc
(f)
2,641 68
Broadridge Financial Solutions Inc
(e)
562 96
Cadence Design Systems Inc
(e),(f)
1,191 208
Cerence Inc
(f)
2,910 58
Change Healthcare Inc
(f)
3,939 97
Consensus Cloud Solutions Inc
(f)
1,603 81
Constellation Software Inc/Canada 182 274
Dassault Systemes SE 9,052 349
Datadog Inc
(c),(f)
1,150 121
Dynatrace Inc
(c),(f)
3,574 136
Electronic Arts Inc
(e)
833 106
Fidelity National Information Services Inc 1,225 112
Fiserv Inc
(e),(f)
190 19
Five9 Inc
(f)
1,370 134
HubSpot Inc
(c),(f)
244 82
Intuit Inc
(e)
19 8
Jamf Holding Corp
(f)
2,791 67
Manhattan Associates Inc
(f)
382 54
ManTech International Corp/VA 1,010 97
Microsoft Corp
(c),(e)
11,875 3,105
MINDBODY Inc
(f),(h)
9,229 337
MongoDB Inc
(f)
218 70
Nexon Co Ltd 6,300 125
NextGen Healthcare Inc
(f)
4,090 70
Oracle Corp
(e)
4,530 336
Paychex Inc
(e)
2,644 326
Paycom Software Inc
(f)
383 135
RingCentral Inc
(f)
1,408 61
Roper Technologies Inc
(e)
205 83
Salesforce Inc
(e),(f)
3,404 531
SAP SE 553 47
ServiceNow Inc
(e),(f)
146 63
SimCorp A/S 471 34
Snowflake Inc - Class A
(c),(f)
368 67
Square Enix Holdings Co Ltd 400 17
Synopsys Inc
(e),(f)
83 29
Take-Two Interactive Software Inc
(e),(f)
508 62
Topicus.com Inc
(f)
280 15
Veeva Systems Inc
(c),(f)
1,410 281
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Verra Mobility Corp
(f)
5,952 $ 95
VMware Inc
(c)
11,159 1,295
WiseTech Global Ltd 1,555 61
Workday Inc
(f)
1,110 183
Xperi Holding Corp 3,575 57
Ziff Davis Inc
(f)
633 49
ZoomInfo Technologies Inc
(c),(f)
5,094 231
$ 13,021
Telecommunications - 1.02%
Arista Networks Inc
(f)
1,499 180
AT&T Inc
(e)
39,571 694
Calix Inc
(f)
2,248 132
Cisco Systems Inc
(c),(e)
15,290 684
Corning Inc
(e)
362 12
Deutsche Telekom AG 5,195 98
Hellenic Telecommunications Organization SA 6,595 105
HMS Networks AB 677 25
InterDigital Inc 908 46
Koninklijke KPN NV 6,518 21
Lumen Technologies Inc
(e)
2,536 25
Motorola Solutions Inc
(c)
1,193 290
Nokia OYJ 10,988 55
Sierra Wireless Inc
(f)
125 4
SoftBank Corp 7,900 87
Switch Inc
(c)
26,536 901
T-Mobile US Inc
(e),(f)
3,488 502
Verizon Communications Inc
(e)
4,140 173
Vodafone Group PLC ADR
(c)
62,300 836
$ 4,870
Toys, Games & Hobbies - 0.10%
Games Workshop Group PLC 712 59
Nintendo Co Ltd 1,000 409
$ 468
Transportation - 1.54%
AP Moller - Maersk A/S - B 32 77
Atlas Air Worldwide Holdings Inc
(f)
13,078 1,307
Aurizon Holdings Ltd 212,177 537
Canadian National Railway Co 1,374 163
Central Japan Railway Co 2,900 341
CSX Corp
(e)
1,646 52
Deutsche Post AG 3,712 135
DSV A/S 445 66
Expeditors International of Washington Inc
(e)
4,398 453
FedEx Corp
(c),(e)
2,032 428
Kirby Corp
(f)
1,698 114
Knight-Swift Transportation Holdings Inc
(c)
3,714 188
Kuehne + Nagel International AG 1,057 244
Nippon Express Holdings Inc 3,300 182
Norfolk Southern Corp
(c)
2,423 589
Old Dominion Freight Line Inc
(c),(e)
1,747 474
TFI International Inc 2,400 239
Tobu Railway Co Ltd 5,400 128
Union Pacific Corp
(e)
1,563 351
United Parcel Service Inc
(c),(e)
3,296 641
XPO Logistics Inc
(f)
12,900 676
$ 7,385
Water - 0.02%
Veolia Environnement SA 4,654 104
TOTAL COMMON STOCKS $ 182,119
CONVERTIBLE PREFERRED STOCKS
- 0.18% Shares Held Value (000's)
Pipelines - 0.03%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 $ 21
Southcross Energy Series A 0.00%
(f),(h)
2,399,339 120
$ 141
Software - 0.02%
Clarivate PLC 5.25%, 06/01/2024 1,950 96

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

CONVERTIBLE PREFERRED STOCKS
(continued) Shares Held Value (000’s)
Telecommunications - 0.13%
2020 Cash Mandatory Exchangeable Trust
5.25%, 06/01/2023
(g)
512 $ 610
TOTAL CONVERTIBLE PREFERRED STOCKS $ 847
PREFERRED STOCKS - 0.02% Shares Held Value (000's)
Apparel - 0.01%
Fossil Group Inc 7.00%, 11/30/2026 2,730 $ 49
Machinery - Construction & Mining - 0.01%
Babcock & Wilcox Enterprises Inc 6.50%,
12/31/2026
1,519 35
TOTAL PREFERRED STOCKS $ 84
BONDS - 27.99%
Principal
Amount (000's) Value (000's)
Advertising - 0.08%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(g)
$ 382 $ 307
Outfront Media Capital LLC / Outfront Media
Capital Corp
5.00%, 08/15/2027
(g)
110 101
$ 408
Aerospace & Defense - 0.29%
Boeing Co/The
3.38%, 06/15/2046 115 79
3.55%, 03/01/2038 30 23
3.63%, 03/01/2048 155 107
3.75%, 02/01/2050 15 11
5.15%, 05/01/2030 245 241
Bombardier Inc
7.88%, 04/15/2027
(g)
159 152
Embraer Netherlands Finance BV
5.05%, 06/15/2025 75 74
Leonardo US Holding Inc
6.25%, 01/15/2040
(g)
541 507
TransDigm Inc
8.00%, 12/15/2025
(g)
180 184
$ 1,378
Agriculture - 0.07%
Darling Ingredients Inc
6.00%, 06/15/2030
(g)
10 10
Vector Group Ltd
10.50%, 11/01/2026
(g)
352 341
$ 351
Airlines - 0.19%
Latam Finance Ltd
0.00%, 04/11/2024
(f),(g)
200 191
0.00%, 03/01/2026
(f),(g)
449 428
United Airlines 2019-2 Class B Pass Through
Trust
3.50%, 11/01/2029 357 301
United Airlines 2020-1 Class B Pass Through
Trust
4.88%, 07/15/2027 16 15
$ 935
Automobile Asset Backed Securities - 0.70%
Avid Automobile Receivables Trust 2019-1
3.14%, 07/15/2026
(g)
150 149
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(g)
350 306
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028 100 96
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 100 93
Carvana Auto Receivables Trust 2021-P1
1.53%, 03/10/2027 140 125
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029 220 207
DT Auto Owner Trust 2021-4
1.99%, 09/15/2027
(g)
115 103
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
DT Auto Owner Trust 2022-2
5.46%, 03/15/2028
(g)
$ 150 $ 145
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026
(g)
140 140
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(g)
75 74
3.88%, 01/15/2026
(g)
175 172
Flagship Credit Auto Trust 2022-1
3.64%, 03/15/2028
(g)
200 187
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027
(g)
205 188
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026
(g)
250 221
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(g)
145 143
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(g)
170 155
Santander Drive Auto Receivables Trust 2020-1
5.35%, 03/15/2028 385 389
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027 355 330
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027
(g)
125 125
$ 3,348
Automobile Manufacturers - 0.64%
American Honda Finance Corp
1.50%, 01/13/2025 900 852
Ford Motor Co
9.00%, 04/22/2025 365 408
General Motors Co
5.40%, 04/01/2048 260 227
5.95%, 04/01/2049 150 139
General Motors Financial Co Inc
5.70%, 09/30/2030
(j),(k)
35 32
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%
5.75%, 09/30/2027
(j),(k)
100 88
3 Month USD LIBOR + 3.60%
6.50%, 09/30/2028
(j),(k)
75 69
3 Month USD LIBOR + 3.44%
Toyota Motor Credit Corp
1.45%, 01/13/2025 905 856
3.95%, 06/30/2025 385 385
$ 3,056
Automobile Parts & Equipment - 0.15%
Meritor Inc
4.50%, 12/15/2028
(g)
237 242
Tenneco Inc
5.13%, 04/15/2029
(g)
477 463
$ 705
Banks - 1.55%
Absa Group Ltd
6.38%, 05/27/2026
(j),(k),(l)
275 250
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Banco Hipotecario SA
68.63%, 11/07/2022
(g)
ARS 3,422 20
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(g),(j),(k),(l)
$ 625 541
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Bank Hapoalim BM
3.26%, 01/21/2032
(g),(k),(l)
1,000 870
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank Leumi Le-Israel BM
5.13%, 07/27/2027
(g)
$ 775 $ 791
Bank of America Corp
3.39%, 04/25/2025 380 378
Secured Overnight Financing Rate + 1.10%
Bank of New York Mellon Corp/The
2.92%, 04/25/2025 190 188
Secured Overnight Financing Rate + 0.62%
Barclays PLC
3.56%, 09/23/2035
(k)
495 397
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.38%, 03/15/2028
(j),(k),(l)
230 173
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
Deutsche Bank AG/New York NY
3.73%, 01/14/2032
(k)
200 147
Secured Overnight Financing Rate + 2.76%
Goldman Sachs Group Inc/The
1.76%, 01/24/2025
(k)
440 423
Secured Overnight Financing Rate + 0.73%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 825 794
Morgan Stanley
2.48%, 01/21/2028
(k)
290 263
Secured Overnight Financing Rate + 1.00%
3.49%, 04/17/2025 380 378
Secured Overnight Financing Rate + 1.17%
Standard Chartered PLC
3.27%, 02/18/2036
(g),(k)
375 294
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
7.75%, 08/15/2027
(g),(j),(k),(l)
850 825
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%
UniCredit SpA
2.57%, 09/22/2026
(g),(k)
350 306
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
Wells Fargo & Co
3.60%, 04/25/2026 380 379
Secured Overnight Financing Rate + 1.32%
$ 7,417
Building Materials - 0.19%
Cemex SAB de CV
3.88%, 07/11/2031
(g)
200 168
5.13%, 06/08/2026
(g),(j)
475 394
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.07%
5.20%, 09/17/2030
(g)
375 341
$ 903
Chemicals - 0.47%
Ashland LLC
3.38%, 09/01/2031
(g)
155 127
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(g)
200 177
Celanese US Holdings LLC
6.33%, 07/15/2029 55 55
6.38%, 07/15/2032 40 40
ICL Group Ltd
6.38%, 05/31/2038
(g)
500 495
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(g)
205 169
Sasol Financing USA LLC
4.38%, 09/18/2026 700 651
5.50%, 03/18/2031 625 525
$ 2,239
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities - 0.65%
BPR Trust 2021-NRD
9.17%, 12/15/2023
(g)
$ 140 $ 133
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%
Citigroup Commercial Mortgage Trust
2014-GC21
5.11%, 05/10/2047
(g),(m)
135 122
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(g)
110 104
COMM 2012-LC4 Mortgage Trust
5.46%, 12/10/2044
(m)
10 9
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(g)
1,055 829
Morgan Stanley Capital I Trust 2011-C2
5.39%, 06/15/2044
(g),(m)
321 305
5.39%, 06/15/2044
(g),(m)
160 128
Starwood Retail Property Trust 2014-STAR
5.14%, 11/15/2027
(g),(h)
170 86
1.00 x 1 Month USD LIBOR + 2.75%
6.79%, 11/15/2027
(g),(h)
645 67
1.00 x 1 Month USD LIBOR + 4.40%
Wells Fargo Commercial Mortgage Trust
2013-LC12
4.43%, 07/15/2046
(m)
215 202
Wells Fargo Commercial Mortgage Trust
2016-C36
4.27%, 11/15/2059
(m)
100 80
WFRBS Commercial Mortgage Trust 2011-C3
5.42%, 03/15/2044
(g),(m)
330 134
WFRBS Commercial Mortgage Trust 2011-C4
4.99%, 06/15/2044
(g),(m)
845 748
WFRBS Commercial Mortgage Trust 2012-C7
4.81%, 06/15/2045
(m)
80 57
4.81%, 06/15/2045
(g),(m)
225 20
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 100 94
$ 3,118
Commercial Services - 0.32%
MoneyGram International Inc
5.38%, 08/01/2026
(g)
470 461
Nielsen Finance LLC / Nielsen Finance Co
5.63%, 10/01/2028
(g)
522 523
5.88%, 10/01/2030
(g)
509 510
TriNet Group Inc
3.50%, 03/01/2029
(g)
65 56
$ 1,550
Computers - 0.05%
Western Digital Corp
2.85%, 02/01/2029 160 130
4.75%, 02/15/2026 120 116
$ 246
Cosmetics & Personal Care - 0.03%
Natura Cosmeticos SA
4.13%, 05/03/2028
(g)
200 165
Credit Card Asset Backed Securities - 0.04%
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026
(g)
190 180
Diversified Financial Services - 0.63%
Aircastle Ltd
5.25%, 06/15/2026
(g),(j),(k)
60 47
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Ally Financial Inc
4.70%, 05/15/2026
(j),(k)
$ 125 $ 103
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(j),(k)
185 144
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.01%, 05/03/2024 380 379
Secured Overnight Financing Rate + 0.72%
Antares Holdings LP
2.75%, 01/15/2027
(g)
255 211
Capital One Financial Corp
3.63%, 05/09/2025 375 370
Secured Overnight Financing Rate + 1.35%
OneMain Finance Corp
3.50%, 01/15/2027 180 149
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
2.88%, 10/15/2026
(g)
1,060 890
3.63%, 03/01/2029
(g)
285 229
3.88%, 03/01/2031
(g)
5 4
4.00%, 10/15/2033
(g)
255 190
SOCAR Turkey Enerji AS via Steas Funding 1
DAC
7.23%, 03/17/2026 320 316
$ 3,032
Electric - 0.48%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(g)
525 434
Alfa Desarrollo SpA
4.55%, 09/27/2051
(g)
324 233
Comision Federal de Electricidad
5.00%, 09/29/2036 553 481
Edison International
5.38%, 03/15/2026
(j),(k)
255 228
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%
NextEra Energy Capital Holdings Inc
4.20%, 06/20/2024 385 385
NPC Ukrenergo
0.00%, 11/09/2028
(f),(g)
425 79
NRG Energy Inc
5.75%, 01/15/2028 200 188
Pacific Gas and Electric Co
3.50%, 08/01/2050 55 37
4.30%, 03/15/2045 220 159
4.95%, 07/01/2050 25 20
5.45%, 06/15/2027 45 44
$ 2,288
Energy - Alternate Sources - 0.08%
Energo-Pro AS
8.50%, 02/04/2027
(g)
425 396
Engineering & Construction - 0.23%
GMR Hyderabad International Airport Ltd
4.75%, 02/02/2026
(g)
200 184
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(g)
365 342
IEA Energy Services LLC
6.63%, 08/15/2029
(g)
140 139
IHS Holding Ltd
5.63%, 11/29/2026
(g)
275 236
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(f),(g)
700 125
0.00%, 06/24/2030
(f)
200 36
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
TopBuild Corp
4.13%, 02/15/2032
(g)
$ 80 $ 66
$ 1,128
Entertainment - 0.50%
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(g)
471 238
Everi Holdings Inc
5.00%, 07/15/2029
(g)
25 22
Genm Capital Labuan Ltd
3.88%, 04/19/2031
(g)
200 156
Magallanes Inc
3.76%, 03/15/2027
(g)
65 61
4.05%, 03/15/2029
(g)
50 45
4.28%, 03/15/2032
(g)
80 70
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(g)
1,007 1,082
Scientific Games International Inc
7.00%, 05/15/2028
(g)
661 647
7.25%, 11/15/2029
(g)
75 74
$ 2,395
Food - 0.19%
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.00%, 02/02/2029
(g)
70 61
MARB BondCo PLC
3.95%, 01/29/2031
(g)
360 284
Pilgrim's Pride Corp
5.88%, 09/30/2027
(g)
195 192
TreeHouse Foods Inc
4.00%, 09/01/2028 445 373
$ 910
Food Service - 0.03%
Aramark Services Inc
6.38%, 05/01/2025
(g)
135 134
Forest Products & Paper - 0.12%
Resolute Forest Products Inc
4.88%, 03/01/2026
(g)
581 573
Gas - 0.09%
Rockpoint Gas Storage Canada Ltd
7.00%, 03/31/2023
(g)
441 437
Healthcare - Services - 0.11%
Charles River Laboratories International Inc
3.75%, 03/15/2029
(g)
35 30
4.25%, 05/01/2028
(g)
30 28
HCA Inc
5.38%, 02/01/2025 120 121
5.88%, 02/15/2026 240 245
Molina Healthcare Inc
4.38%, 06/15/2028
(g)
80 74
Tenet Healthcare Corp
4.63%, 06/15/2028
(g)
5 5
6.13%, 10/01/2028
(g)
20 18
$ 521
Insurance - 0.10%
Athene Global Funding
1.72%, 01/07/2025
(g)
375 347
Global Atlantic Fin Co
4.40%, 10/15/2029
(g)
130 116
$ 463
Internet - 1.22%
Expedia Group Inc
2.95%, 03/15/2031 30 25
3.25%, 02/15/2030 30 26
Getty Images Inc
9.75%, 03/01/2027
(g)
1,544 1,548

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Go Daddy Operating Co LLC / GD Finance Co
Inc
5.25%, 12/01/2027
(g)
$ 105 $ 99
Netflix Inc
4.88%, 04/15/2028 25 24
4.88%, 06/15/2030
(g)
230 220
5.38%, 11/15/2029
(g)
35 34
5.88%, 11/15/2028 145 147
6.38%, 05/15/2029 200 207
Prosus NV
3.26%, 01/19/2027
(g)
1,025 887
Tencent Holdings Ltd
3.68%, 04/22/2041 200 155
3.93%, 01/19/2038 600 498
Twitter Inc
3.88%, 12/15/2027
(g)
645 600
5.00%, 03/01/2030
(g)
158 149
Uber Technologies Inc
4.50%, 08/15/2029
(g)
440 382
6.25%, 01/15/2028
(g)
55 53
7.50%, 09/15/2027
(g)
785 786
8.00%, 11/01/2026
(g)
15 15
$ 5,855
Investment Companies - 0.35%
Ares Capital Corp
2.88%, 06/15/2028 165 137
3.20%, 11/15/2031 225 176
Barings BDC Inc
3.30%, 11/23/2026
(g)
125 108
Blackstone Secured Lending Fund
2.13%, 02/15/2027 450 373
FS KKR Capital Corp
3.13%, 10/12/2028 165 134
3.40%, 01/15/2026 515 469
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.25%, 05/15/2027 185 168
6.25%, 05/15/2026 10 10
6.38%, 12/15/2025 35 34
Owl Rock Capital Corp
2.88%, 06/11/2028 75 61
Owl Rock Technology Finance Corp
2.50%, 01/15/2027 25 21
$ 1,691
Iron & Steel - 0.14%
ABJA Investment Co Pte Ltd
5.45%, 01/24/2028 210 206
CSN Inova Ventures
6.75%, 01/28/2028
(g)
300 285
6.75%, 01/28/2028 200 190
$ 681
Leisure Products & Services - 0.17%
Carnival Corp
5.75%, 03/01/2027
(g)
546 424
NCL Corp Ltd
5.88%, 03/15/2026
(g)
105 85
5.88%, 02/15/2027
(g)
85 77
NCL Finance Ltd
6.13%, 03/15/2028
(g)
40 31
Royal Caribbean Cruises Ltd
4.25%, 07/01/2026
(g)
35 27
5.50%, 04/01/2028
(g)
205 155
$ 799
Lodging - 0.22%
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc
4.88%, 07/01/2031
(g)
30 25
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
5.00%, 06/01/2029
(g)
$ 105 $ 93
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.88%, 04/01/2027 105 100
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(g)
80 67
Melco Resorts Finance Ltd
5.63%, 07/17/2027 200 142
5.75%, 07/21/2028 200 135
Studio City Finance Ltd
5.00%, 01/15/2029 400 208
Travel + Leisure Co
4.50%, 12/01/2029
(g)
100 81
4.63%, 03/01/2030
(g)
95 76
6.00%, 04/01/2027 10 10
6.63%, 07/31/2026
(g)
100 97
$ 1,034
Machinery - Construction & Mining - 0.07%
Caterpillar Financial Services Corp
0.95%, 01/10/2024 340 328
Machinery - Diversified - 0.04%
John Deere Capital Corp
0.90%, 01/10/2024 85 82
1.25%, 01/10/2025 130 123
$ 205
Media - 0.86%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027
(g)
905 859
5.50%, 05/01/2026
(g)
30 30
Cengage Learning Inc
9.50%, 06/15/2024
(g)
243 232
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.30%, 02/01/2032 20 15
2.80%, 04/01/2031 50 40
4.40%, 04/01/2033 25 22
4.40%, 12/01/2061 955 672
CSC Holdings LLC
4.63%, 12/01/2030
(g)
850 608
DISH DBS Corp
5.13%, 06/01/2029 175 104
5.25%, 12/01/2026
(g)
465 384
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
320 275
8.38%, 05/01/2027 80 70
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
425 365
TEGNA Inc
4.63%, 03/15/2028 62 59
5.00%, 09/15/2029 390 373
$ 4,108
Mining - 0.48%
First Quantum Minerals Ltd
6.88%, 03/01/2026
(g)
405 389
7.50%, 04/01/2025
(g)
200 197
FMG Resources August 2006 Pty Ltd
4.50%, 09/15/2027
(g)
150 137
Freeport-McMoRan Inc
4.25%, 03/01/2030 85 77
4.63%, 08/01/2030 110 102
Glencore Funding LLC
2.85%, 04/27/2031
(g)
315 260

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Stillwater Mining Co
4.00%, 11/16/2026
(g)
$ 750 $ 661
4.00%, 11/16/2026 200 176
4.50%, 11/16/2029
(g)
350 288
Volcan Cia Minera SAA
4.38%, 02/11/2026
(g)
30 26
$ 2,313
Miscellaneous Manufacturers - 0.11%
FXI Holdings Inc
12.25%, 11/15/2026
(g)
438 365
Parker-Hannifin Corp
4.25%, 09/15/2027 155 154
$ 519
Mortgage Backed Securities - 0.47%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 59 56
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 33 32
5.50%, 08/25/2034 35 34
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 71 68
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 21 20
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 36 34
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 25 25
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 33 30
Banc of America Mortgage 2005-A Trust
2.54%, 02/25/2035
(m)
11 11
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(g),(m)
140 127
CHL Mortgage Pass-Through Trust 2004-HYB4
3.87%, 09/20/2034
(m)
18 17
CIM Trust 2021-NR2
2.57%, 07/25/2059
(g),(m)
135 128
Connecticut Avenue Securities Trust 2020-R01
4.49%, 01/25/2040
(g)
50 49
1.00 x 1 Month USD LIBOR + 2.05%
Connecticut Avenue Securities Trust 2022-R06
4.93%, 05/25/2042
(g)
93 95
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.75%
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11/25/2033 23 23
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060
(g),(m)
144 139
DSLA Mortgage Loan Trust 2005-AR5
3.03%, 09/19/2045 93 62
1.00 x 1 Month USD LIBOR + 0.66%
Freddie Mac STACR REMIC Trust 2022-DNA4
4.38%, 05/25/2042
(g)
93 93
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.20%
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 32 30
IndyMac INDX Mortgage Loan Trust 2004-AR7
3.66%, 09/25/2034 76 69
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.19%, 08/25/2035
(m)
343 290
Lehman XS Trust Series 2006-2N
2.96%, 02/25/2046 58 53
1.00 x 1 Month USD LIBOR + 0.52%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 $ 20 $ 19
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 17 16
6.00%, 06/25/2034 20 20
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 108 103
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
2.69%, 05/25/2036
(m)
5 5
PRPM 2021-2 LLC
2.12%, 03/25/2026
(g),(m)
75 71
PRPM 2021-3 LLC
1.87%, 04/25/2026
(g),(m)
161 151
PRPM 2021-9 LLC
2.36%, 10/25/2026
(g),(m)
128 120
Structured Adjustable Rate Mortgage Loan Trust
2.75%, 07/25/2035 367 242
1.00 x 1 Month USD LIBOR + 0.31%
$ 2,232
Office & Business Equipment - 0.05%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 115 104
3.25%, 02/15/2029 140 121
4.25%, 04/01/2028 30 28
$ 253
Oil & Gas - 1.69%
Aker BP ASA
3.75%, 01/15/2030
(g)
210 189
Bellatrix Exploration 8.5 - Escrow
0.00%, 09/11/2023
(f),(h)
236 —
Bellatrix Exploration PIK - Escrow
0.00%, 12/15/2023
(f),(h)
257 —
Cobalt International Energy Inc
0.00%, 12/01/2023
(f)
4,635 67
Continental Resources Inc/OK
2.88%, 04/01/2032
(g)
35 27
5.75%, 01/15/2031
(g)
320 306
Energean Israel Finance Ltd
4.88%, 03/30/2026
(g)
725 667
5.38%, 03/30/2028
(g)
780 700
EQT Corp
3.13%, 05/15/2026
(g)
30 28
3.63%, 05/15/2031
(g)
150 132
3.90%, 10/01/2027 165 156
5.00%, 01/15/2029 45 44
Kosmos Energy Ltd
7.13%, 04/04/2026 400 352
7.50%, 03/01/2028
(g)
350 301
Leviathan Bond Ltd
5.75%, 06/30/2023
(g)
350 349
6.13%, 06/30/2025
(g)
580 568
6.50%, 06/30/2027
(g)
805 781
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(g)
450 376
Occidental Petroleum Corp
5.55%, 03/15/2026 350 359
6.13%, 01/01/2031 5 5
7.88%, 09/15/2031 10 12
8.88%, 07/15/2030 10 12
OGX Austria GmbH
0.00%, 06/01/2018
(f),(g)
600 —
0.00%, 04/01/2022
(f),(g)
1,100 —
Ovintiv Inc
6.50%, 08/15/2034 20 21
6.50%, 02/01/2038 10 10
6.63%, 08/15/2037 40 41

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ovintiv Inc   (continued)
7.20%, 11/01/2031 $ 5 $ 5
7.38%, 11/01/2031 5 5
8.13%, 09/15/2030 25 28
Petroleos Mexicanos
5.35%, 02/12/2028 475 387
5.95%, 01/28/2031 555 420
6.63%, 06/15/2035 905 650
6.70%, 02/16/2032 475 371
6.84%, 01/23/2030 750 609
Southwestern Energy Co
4.75%, 02/01/2032 25 22
YPF SA
6.95%, 07/21/2027
(g)
135 83
$ 8,083
Oil & Gas Services - 0.05%
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05/01/2025 265 258
Other Asset Backed Securities - 2.38%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061
(g),(m)
126 118
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(g)
83 80
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(g)
686 662
AIM Aviation Finance Ltd
7.07%, 02/15/2040
(g),(m)
675 190
Allegro CLO VI Ltd
5.49%, 01/17/2031
(g)
250 230
1.00 x 3 Month USD LIBOR + 2.75%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(g)
280 278
6.23%, 10/17/2036
(g)
695 704
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(g)
900 914
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052
(g)
1,045 1,050
Barings Clo Ltd 2019-IV
5.31%, 01/15/2033
(g)
250 238
1.00 x 3 Month USD LIBOR + 2.80%
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12/16/2041
(g),(m)
171 151
CARLYLE US CLO 2017-4 Ltd
5.31%, 01/15/2030
(g)
280 242
1.00 x 3 Month USD LIBOR + 2.80%
CLI Funding VIII LLC
1.64%, 02/18/2046
(g)
339 297
DB Master Finance LLC
4.35%, 05/20/2049
(g)
204 192
Diamond Resorts Owner Trust 2018-1
4.53%, 01/21/2031
(g)
96 95
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(g)
88 86
Domino's Pizza Master Issuer LLC
2.66%, 04/25/2051
(g)
217 186
3.67%, 10/25/2049
(g)
195 175
4.12%, 07/25/2047
(g)
506 482
Elevation CLO 2017-6 Ltd
5.21%, 07/15/2029
(g)
250 243
1.00 x 3 Month USD LIBOR + 2.70%
Generate CLO 7 Ltd
6.56%, 01/22/2033
(g)
295 276
1.00 x 3 Month USD LIBOR + 3.80%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Greystone CRE Notes 2021-HC2 LTD
4.22%, 12/15/2039
(g)
$ 110 $ 106
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.91%
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(g)
32 31
HPEFS Equipment Trust
2.79%, 07/22/2030
(g)
500 492
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030
(g)
115 113
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(g)
313 272
Madison Park Funding XXVI Ltd
5.81%, 07/29/2030
(g)
255 238
1.00 x 3 Month USD LIBOR + 3.00%
Madison Park Funding XXX LTD
5.01%, 04/15/2029
(g)
255 239
1.00 x 3 Month USD LIBOR + 2.50%
Octagon Investment Partners XVI Ltd
8.49%, 07/17/2030
(g)
500 418
1.00 x 3 Month USD LIBOR + 5.75%
Octagon Investment Partners XXII Ltd
4.66%, 01/22/2030
(g)
250 237
1.00 x 3 Month USD LIBOR + 1.90%
OHA Credit Funding 3 LTD
8.96%, 07/02/2035
(g)
250 226
1.00 x 3 Month USD LIBOR + 6.25%
OHA Loan Funding 2013-1 Ltd
5.83%, 07/23/2031
(g)
275 255
1.00 x 3 Month USD LIBOR + 3.05%
OZLM XXIII Ltd
6.26%, 04/15/2034
(g)
390 371
1.00 x 3 Month USD LIBOR + 3.75%
Parallel 2017-1 Ltd
4.71%, 07/20/2029
(g)
305 292
1.00 x 3 Month USD LIBOR + 2.00%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(g)
268 228
Sierra Timeshare 2020-2 Receivables Funding
LLC
3.51%, 07/20/2037
(g)
36 35
S-Jets 2017-1 Ltd
3.97%, 08/15/2042
(g)
612 513
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051
(g),(m)
83 76
VOLT XCIII LLC
1.89%, 02/27/2051
(g),(m)
214 202
VOLT XCVI LLC
2.12%, 03/27/2051
(g),(m)
131 123
Wendy's Funding LLC
4.08%, 06/15/2049
(g)
78 72
$ 11,428
Packaging & Containers - 0.16%
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(g)
858 781
Pharmaceuticals - 0.35%
Bausch Health Cos Inc
4.88%, 06/01/2028
(g)
45 31
5.00%, 01/30/2028
(g)
90 34
5.00%, 02/15/2029
(g)
10 4
5.25%, 01/30/2030
(g)
75 28
5.25%, 02/15/2031
(g)
205 79
6.25%, 02/15/2029
(g)
10 4
7.00%, 01/15/2028
(g)
20 7
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
10.00%, 04/15/2025
(g)
358 322

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/2025 EUR 190 $ 189
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 $ 60 50
4.10%, 10/01/2046 1,420 929
$ 1,677
Pipelines - 0.45%
DCP Midstream Operating LP
5.38%, 07/15/2025 220 220
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(g)
745 650
2.16%, 03/31/2034 937 817
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 250 239
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
50 43
5.63%, 02/15/2026
(g)
50 49
Western Midstream Operating LP
3.35%, 02/01/2025 165 156
$ 2,174
Real Estate - 0.28%
Agile Group Holdings Ltd
5.50%, 04/21/2025 200 79
6.05%, 10/13/2025 210 81
CFLD Cayman Investment Ltd
0.00%, 09/28/2022
(f)
205 21
China Evergrande Group
0.00%, 06/28/2025
(f)
200 14
Kaisa Group Holdings Ltd
0.00%, 07/23/2023
(f)
200 22
0.00%, 06/30/2024
(f)
600 66
0.00%, 04/16/2025
(f)
200 22
0.00%, 11/11/2025
(f)
200 22
0.00%, 06/01/2026
(f)
200 22
KWG Group Holdings Ltd
6.30%, 02/13/2026 210 26
Logan Group Co Ltd
4.25%, 07/12/2025 200 32
4.85%, 12/14/2026 200 33
5.75%, 01/14/2025 200 33
Powerlong Real Estate Holdings Ltd
6.95%, 07/23/2023 200 30
Sunac China Holdings Ltd
0.00%, 10/20/2024
(f)
400 57
0.00%, 01/26/2026
(f)
200 28
Times China Holdings Ltd
6.20%, 03/22/2026 210 29
WeWork Cos Inc
7.88%, 05/01/2025
(g)
602 449
WeWork Cos LLC / WW Co-Obligor Inc
5.00%, 07/10/2025
(g)
367 238
Yuzhou Group Holdings Co Ltd
0.00%, 08/12/2026
(f)
200 14
0.00%, 01/13/2027
(f)
400 27
Zhenro Properties Group Ltd
0.00%, 01/07/2026
(f)
200 7
$ 1,352
Regional Authority - 0.02%
Provincia de Buenos Aires/Government Bonds
61.10%, 04/12/2025
(g)
ARS 11,045 73
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
REITs - 0.39%
iStar Inc
4.25%, 08/01/2025 $ 844 842
4.75%, 10/01/2024 270 270
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(g)
$ 135 $ 118
National Health Investors Inc
3.00%, 02/01/2031 35 27
SBA Communications Corp
3.88%, 02/15/2027 260 237
VICI Properties LP / VICI Note Co Inc
4.25%, 12/01/2026
(g)
125 117
4.50%, 09/01/2026
(g)
90 85
4.63%, 06/15/2025
(g)
95 92
5.63%, 05/01/2024
(g)
70 70
$ 1,858
Retail - 0.09%
1011778 BC ULC / New Red Finance Inc
4.38%, 01/15/2028
(g)
255 228
Lithia Motors Inc
3.88%, 06/01/2029
(g)
75 63
Target Corp
1.95%, 01/15/2027 50 47
Yum! Brands Inc
3.63%, 03/15/2031 130 109
$ 447
Semiconductors - 0.03%
Broadcom Inc
4.15%, 11/15/2030 155 141
Software - 0.19%
Citrix Systems Inc
1.25%, 03/01/2026 10 10
3.30%, 03/01/2030 706 697
Oracle Corp
3.95%, 03/25/2051 230 165
Playtika Holding Corp
4.25%, 03/15/2029
(g)
40 34
$ 906
Sovereign - 8.83%
1MDB Global Investments Ltd
4.40%, 03/09/2023 1,800 1,720
Angolan Government International Bond
8.00%, 11/26/2029 200 166
8.75%, 04/14/2032
(g)
1,100 900
8.75%, 04/14/2032 600 491
9.13%, 11/26/2049 350 262
Argentine Republic Government International
Bond
0.50%, 07/09/2030
(m)
1,300 309
1.50%, 07/09/2035
(m)
2,526 568
3.50%, 07/09/2041
(m)
475 125
3.88%, 01/09/2038
(m)
275 77
Bahamas Government International Bond
6.00%, 11/21/2028 725 466
9.00%, 06/16/2029
(g)
200 148
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2027 BRL 21,200 3,808
Brazilian Government International Bond
4.75%, 01/14/2050 $ 200 145
5.00%, 01/27/2045 400 308
Colombia Government International Bond
3.00%, 01/30/2030 200 155
4.50%, 03/15/2029 300 262
5.63%, 02/26/2044 900 654
6.13%, 01/18/2041 550 440
Czech Republic Government Bond
1.00%, 06/26/2026 CZK 21,800 761
1.25%, 02/14/2025 14,600 534
2.40%, 09/17/2025 14,500 542

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Dominican Republic International Bond
4.50%, 01/30/2030 $ 575 $ 482
4.88%, 09/23/2032 400 323
6.00%, 02/22/2033
(g)
225 196
6.00%, 02/22/2033 225 196
El Salvador Government International Bond
5.88%, 01/30/2025 225 112
6.38%, 01/18/2027 325 124
7.12%, 01/20/2050 200 64
7.63%, 09/21/2034 125 38
7.63%, 02/01/2041 650 218
7.65%, 06/15/2035 350 121
8.63%, 02/28/2029 400 147
Indonesia Treasury Bond
7.00%, 02/15/2033 IDR 22,000,000 1,466
8.38%, 03/15/2034 20,100,000 1,472
Iraq International Bond
5.80%, 01/15/2028 $ 1,616 1,345
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 975 740
4.88%, 01/30/2032
(g)
1,100 835
5.88%, 10/17/2031 200 161
Malaysia Government Bond
3.90%, 11/16/2027 MYR 6,700 1,507
Mexican Bonos
7.75%, 11/23/2034 MXN 73,100 3,266
Mexico Government International Bond
4.35%, 01/15/2047 $ 200 156
4.40%, 02/12/2052 200 153
4.88%, 05/19/2033 1,040 996
Nigeria Government International Bond
7.14%, 02/23/2030 675 496
8.38%, 03/24/2029
(g)
800 633
8.38%, 03/24/2029 200 158
Oman Government International Bond
6.50%, 03/08/2047 400 350
6.75%, 01/17/2048 925 827
7.00%, 01/25/2051 200 184
Republic of Poland Government Bond
0.00%, 07/25/2024
(f)
PLN 4,200 785
2.50%, 07/25/2026 4,000 729
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 57,000 2,822
Republic of South Africa Government
International Bond
5.00%, 10/12/2046 $ 400 269
5.75%, 09/30/2049 975 694
7.30%, 04/20/2052 600 498
Republic of Uzbekistan International Bond
4.75%, 02/20/2024 400 392
Romania Government Bond
4.85%, 07/25/2029 RON 2,400 418
5.00%, 02/12/2029 2,000 354
Romanian Government International Bond
1.38%, 12/02/2029 EUR 175 127
2.00%, 04/14/2033 1,025 677
2.75%, 04/14/2041 275 160
2.88%, 04/13/2042 325 189
Saudi Government International Bond
4.50%, 10/26/2046 $ 1,200 1,120
4.63%, 10/04/2047 200 189
Senegal Government International Bond
5.38%, 06/08/2037 EUR 325 221
6.25%, 07/30/2024 $ 200 188
6.25%, 05/23/2033 400 324
6.75%, 03/13/2048 200 140
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Sri Lanka Government International Bond
0.00%, 11/03/2025
(f)
$ 1,400 $ 484
0.00%, 07/18/2026
(f)
600 203
0.00%, 05/11/2027
(f)
200 66
0.00%, 04/18/2028
(f)
200 66
Tunisian Republic
5.63%, 02/17/2024 EUR 225 147
5.75%, 01/30/2025 $ 250 150
6.38%, 07/15/2026 EUR 950 559
Ukraine Government International Bond
0.00%, 09/01/2026
(f)
$ 250 49
0.00%, 09/01/2027
(f)
200 40
0.00%, 09/01/2028
(f)
800 164
0.00%, 05/21/2031
(f),(g)
325 61
0.00%, 08/01/2041
(f),(m)
675 200
Zambia Government International Bond
0.00%, 04/14/2024
(f)
425 256
$ 42,348
Student Loan Asset Backed Securities - 0.28%
Navient Private Education Refi Loan Trust
2018-A
3.68%, 02/18/2042
(g)
140 140
Navient Private Education Refi Loan Trust
2018-C
4.22%, 06/16/2042
(g)
340 334
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(g)
100 87
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(g)
100 84
SLM Private Credit Student Loan Trust 2003-A
5.50%, 06/15/2032 87 85
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
5.75%, 03/15/2033 300 292
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(g)
100 95
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(g)
100 94
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(g)
160 140
$ 1,351
Supranational Bank - 0.11%
Africa Finance Corp
2.88%, 04/28/2028
(g)
600 516
Telecommunications - 0.53%
CommScope Inc
7.13%, 07/01/2028
(g)
455 374
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
190 150
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(g)
868 796
Kenbourne Invest SA
6.88%, 11/26/2024
(g)
355 344
Plantronics Inc
4.75%, 03/01/2029
(g)
486 485
SoftBank Group Corp
4.63%, 07/06/2028 200 165
Switch Ltd
3.75%, 09/15/2028
(g)
250 247
4.13%, 06/15/2029
(g)
2 2
$ 2,563
TOTAL BONDS $ 134,250

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

CONVERTIBLE BONDS - 0.87%
Principal
Amount (000's) Value (000's)
Airlines - 0.08%
JetBlue Airways Corp
0.50%, 04/01/2026 $ 60 $ 45
Southwest Airlines Co
1.25%, 05/01/2025 285 356
$ 401
Biotechnology - 0.17%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 125 129
1.25%, 05/15/2027 495 514
Guardant Health Inc
0.00%, 11/15/2027
(f)
60 44
Ionis Pharmaceuticals Inc
0.00%, 04/01/2026
(f)
75 74
Livongo Health Inc
0.88%, 06/01/2025 50 43
$ 804
Entertainment - 0.01%
Penn Entertainment Inc
2.75%, 05/15/2026 40 62
Healthcare - Services - 0.07%
Teladoc Health Inc
1.25%, 06/01/2027 450 343
Internet - 0.08%
Snap Inc
0.00%, 05/01/2027
(f)
105 76
Spotify USA Inc
0.00%, 03/15/2026
(f)
90 73
Twitter Inc
0.00%, 03/15/2026
(f)
25 22
Uber Technologies Inc
0.00%, 12/15/2025
(f)
220 189
$ 360
Leisure Products & Services - 0.04%
NCL Corp Ltd
1.13%, 02/15/2027
(g)
235 161
Peloton Interactive Inc
0.00%, 02/15/2026
(f)
15 10
$ 171
Media - 0.15%
Cable One Inc
0.00%, 03/15/2026
(f)
5 4
DISH Network Corp
0.00%, 12/15/2025
(f)
15 11
2.38%, 03/15/2024 140 126
3.38%, 08/15/2026 770 554
$ 695
Oil & Gas - 0.12%
Abu Dhabi National Oil Co
0.70%, 06/04/2024 600 570
Software - 0.15%
Avalara Inc
0.25%, 08/01/2026 570 548
Bentley Systems Inc
0.38%, 07/01/2027 5 4
RingCentral Inc
0.00%, 03/15/2026
(f)
85 66
Splunk Inc
1.13%, 06/15/2027 80 67
Unity Software Inc
0.00%, 11/15/2026
(f),(g)
75 57
$ 742
TOTAL CONVERTIBLE BONDS $ 4,148
SENIOR FLOATING RATE INTERESTS
- 0.05%
Principal
Amount (000's) Value (000's)
Entertainment - 0.00%
Deluxe Entertainment Services Group Inc
0.00%, PIK 0.00%, 03/25/2024
(f),(h),(n),(o)
$ 68 $ 4
1 Month USD LIBOR + 6.50%
Deluxe Entertainment Services Group Inc
- Escrow
0.00%, PIK 2.50%, 09/25/2024
(f),(h),(n),(o)
843 —
1 Month USD LIBOR + 6.50%
$ 4
Media - 0.02%
Ziggo BV
3.77%, 01/17/2029
(n)
EUR 115 109
3 Month Euro Interbank Offered Rate +
3.00%
Software - 0.03%
Playtika Holding Corp
5.23%, 03/11/2028
(n)
$ 148 145
1 Month USD LIBOR + 2.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 258
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2.09%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1.77%
0.13%, 02/28/2023
(p)
$ 1,555 $ 1,531
0.13%, 03/31/2023 780 766
0.13%, 07/15/2023 1,585 1,539
0.13%, 08/15/2023 805 780
0.13%, 08/31/2023 1,215 1,175
0.25%, 04/15/2023 390 383
1.25%, 07/31/2023 1,165 1,142
1.38%, 08/31/2023 1,205 1,180
$ 8,496
U.S. Treasury Bill - 0.32%
2.61%, 04/20/2023
(q)
780 765
2.75%, 05/18/2023
(q)
765 748
$ 1,513
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 10,009
TOTAL PURCHASED OPTIONS - 0.16% $ 782
Total Investments $ 454,402
Other Assets and Liabilities -  5.25% 25,217
TOTAL NET ASSETS - 100.00% $ 479,619
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $23,912 or 4.99%
of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $42,781 or 8.92% of net assets.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $63,543 or 13.25% of net assets.
(h) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(i) Restricted Security. Please see Restricted Securities sub-schedule for additional information.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $2,659 or 0.55% of net assets.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $773 or 0.16% of net assets.
(q) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Money Market Funds 25.09%
Government 11.08%
Consumer, Non-cyclical 9.30%
Financial 8.55%
Communications 6.77%
Technology 6.48%
Industrial 5.79%
Consumer, Cyclical 5.67%
Energy 3.94%
Asset Backed Securities 3.40%
Basic Materials 2.74%
Diversified 2.54%
Utilities 1.79%
Mortgage Securities 1.12%
Investment Companies 0.33%
Purchased Options 0.16%
Investments Sold Short (7.17)%
Other Assets and Liabilities
12.42%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales August 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.13% $ 93,359 $ 455,282 $ 438,096 $ 110,545
$ 93,359 $ 455,282 $ 438,096 $ 110,545
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.13% $ 382 $ — $ — $ —
$ 382 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ 24 0.01%
Total $ 24 0.01%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Crane Holdings Co N/A 21 $ 2 $ 85.00 09/19/2022 $ 9 $ 1 $ (8)
Put - Deutsche Telekom AG N/A 371 EUR 37 EUR 17.60 10/24/2022 12 9 (3)
Put - Griffon Corp N/A 212 $ 21 $ 23.00 10/24/2022 41 11 (30)
Put - Ishares Iboxx $ High Yield N/A 120 12 $ 75.00 10/24/2022 23 26 3
Put - Ishares Iboxx $ High Yield N/A 44 4 $ 77.00 10/24/2022 7 15 8
Put - S&P 500 Index N/A 10 1 $ 3,700.00 12/19/2022 172 110 (62)
Put - S&P 500 Index N/A 10 1 $ 3,775.00 12/19/2022 171 130 (41)
Put - S&P 500 Index N/A 20 2 $ 3,775.00 09/19/2022 361 47 (314)
Put - S&P 500 Index N/A 9 1 $ 3,950.00 03/20/2023 143 226 83
Put - SPDR S&P 500 ETF TRUST N/A 14 1 $ 415.00 10/03/2022 12 33 21
Put - Valvoline Inc N/A 286 29 $ 30.00 09/19/2022 54 39 (15)
Put - Vivendi SA N/A 131 EUR 13 EUR 9.00 09/19/2022 4 2 (2)
Put - Vivendi SA N/A 886 89 EUR 9.00 10/24/2022 35 32 (3)
Put - Vodafone Group PLC N/A 90 $ 9 $ 13.00 10/24/2022 4 4 —
Put - Vodafone Group PLC N/A 533 53 $ 15.00 09/19/2022 34 84 50
Put - XPO Logistics Inc N/A 129 13 $ 40.00 11/21/2022 8 13 5
Total $ 1,090 $ 782 $ (308)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1Life Healthcare Inc N/A 201 $ 20 $ 17.50 09/19/2022 $ (5) $ (1) $ 4
Call - 1Life Healthcare Inc N/A 121 12 $ 17.50 11/21/2022 (3) (2) 1
Call - Activision Blizzard Inc N/A 33 3 $ 80.00 10/24/2022 (10) (7) 3
Call - Apple Computer Inc. N/A 1 — $ 180.00 10/24/2022 — — —
Call - Atlas Air Worldwide
Holdings
N/A 10 1 $ 100.00 09/19/2022 (1) (2) (1)
Call - Avalara Inc N/A 2 — $ 95.00 01/23/2023 — — —
Call - Avalara Inc N/A 3 — $ 100.00 11/21/2022 — — —
Call - Bristol-Myers Squibb Co N/A 1 — $ 77.50 10/24/2022 — — —
Call - Coca-Cola Co N/A 2 — $ 67.50 10/24/2022 — — —
Call - Comcast Corp - Class A N/A 1 — $ 40.00 10/24/2022 — — —
Call - Crane Holdings Co N/A 21 2 $ 90.00 09/19/2022 (10) (11) (1)
Call - Deutsche Telekom AG N/A 277 EUR 28 EUR 18.80 10/24/2022 (18) (18) —
Call - Dufry AG N/A 35 CHF 4 CHF 40.00 03/20/2023 (10) (8) 2
Call - Duke Energy Corp N/A 1 $ — $ 115.00 10/24/2022 — — —
Call - Global Blood Therapeutics
Inc
N/A 51 5 $ 70.00 12/19/2022 (1) (4) (3)
Call - Griffon Corp N/A 212 21 $ 28.00 10/24/2022 (42) (107) (65)
Call - Merck & Co Inc N/A 1 — $ 95.00 10/24/2022 — — —
Call - Microchip Technology Inc N/A 1 — $ 80.00 10/24/2022 — — —
Call - Morgan Stanley N/A 1 — $ 97.50 10/24/2022 — — —
Call - Newmont Mining Corp N/A 2 — $ 50.00 10/24/2022 — — —
Call - Nextera Energy, Inc. N/A 2 — $ 92.50 10/24/2022 — — —
Call - Ping Identity Holding Corp N/A 2 — $ 30.00 11/21/2022 — — —
Call - Procter & Gamble Co/The N/A 1 — $ 155.00 10/24/2022 — — —
Call - QUALCOMM Inc N/A 1 — $ 165.00 10/24/2022 — — —
Call - SPDR S&P 500 ETF TRUST N/A 7 1 $ 430.00 10/03/2022 (5) — 5
Call - Starbucks Corp N/A 1 — $ 92.50 10/24/2022 — — —
Call - Valvoline Inc N/A 145 15 $ 35.00 10/24/2022 (13) (2) 11
Call - Vivendi SA N/A 131 EUR 13 EUR 10.00 09/19/2022 (2) — 2
Call - Vodafone Group PLC N/A 90 $ 9 $ 14.00 10/24/2022 (3) (3) —
Call - Vodafone Group PLC N/A 133 13 $ 16.00 09/19/2022 (8) — 8
Call - Warner Bros Discovery Inc N/A 89 9 $ 17.50 09/19/2022 (10) — 10
Call - Williams Cos Inc/The N/A 4 — $ 37.00 10/24/2022 — — —
Call - XPO Logistics Inc N/A 69 7 $ 50.00 11/21/2022 (86) (44) 42
Call - XPO Logistics Inc N/A 60 6 $ 47.50 11/21/2022 (68) (48) 20
Call - Zendesk Inc N/A 1 — $ 80.00 10/24/2022 — — —
Call - Zendesk Inc N/A 44 4 $ 75.00 10/24/2022 (11) (12) (1)
Put - Ishares Iboxx $ High Yield N/A 44 4 $ 72.00 10/24/2022 (3) (5) (2)
Put - Ishares Iboxx $ High Yield N/A 120 12 $ 70.00 10/24/2022 (9) (8) 1
Put - S&P 500 Index N/A 9 1 $ 3,600.00 03/20/2023 (83) (129) (46)
Put - S&P 500 Index N/A 10 1 $ 3,450.00 12/19/2022 (99) (60) 39
Put - S&P 500 Index N/A 10 1 $ 3,350.00 12/19/2022 (90) (47) 43
Put - SPDR S&P 500 ETF TRUST N/A 5 1 $ 385.00 10/03/2022 (3) (4) (1)
Total $ (593) $ (522) $ 71
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month SOFR; December 2023 Short 94 $ 22,683 $ 12
Australia 10 Year Bond; September 2022 Short 76 6,238 (15)
Brent Crude; November 2022
(a)
Long 19 1,817 11
CAC40 Index; September 2022 Long 58 3,570 (227)
Canada 10 Year Bond; December 2022 Short 52 4,933 18
Cocoa; December 2022
(a)
Short 22 480 (25)
Coffee 'C'; December 2022
(a)
Long 11 970 48
Corn; December 2022
(a)
Long 63 2,112 130
Cotton No.2; December 2022
(a)
Long 19 1,076 91
DAX Index; September 2022 Short 20 6,455 55
DJ Euro Stoxx 50; September 2022 Short 158 5,590 (37)
Dollar Index; September 2022 Long 19 2,065 55
E-Mini DJIA Index; September 2022 Long 42 6,622 (282)
Euribor; December 2023 Long 136 33,331 (176)
Euro Bond 10 Year Bond; September 2022 Long 20 2,974 (90)
Euro Bond 10 Year Bond; September 2022 Short 7 1,041 5
Euro Schatz; September 2022 Short 246 26,850 203
Euro-Bobl 5 Year; September 2022 Long 8 990 (14)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
FTSE100 Index; September 2022 Short 26 $ 2,201 $ (35)
FTSE100 Index; September 2022 Long 156 13,207 (26)
Gasoline RBOB; October 2022
(a)
Long 8 817 (93)
Gold 100 oz; December 2022
(a)
Short 28 4,833 58
Hang Seng Index; September 2022 Short 35 4,420 38
ICE 3 Month Sterling Overnight Index Average; December
2023
Short 36 10,017 22
Japan 10 Year Bond TSE; September 2022 Short 6 6,458 (16)
Japan Topix Index; September 2022 Long 25 3,531 35
KC HRW Wheat; December 2022
(a)
Short 30 1,369 (58)
LME Copper; December 2022
(a)
Short 17 $ 3,313 $ 51
LME Copper; September 2022
(a)
Short — — 101
LME PRI Alum; December 2022
(a)
Short 11 650 21
LME PRI Alum; September 2022
(a)
Short — — (151)
LME Zinc; December 2022
(a)
Long 8 688 (24)
LME Zinc; September 2022
(a)
Short — — (354)
Low Sulphur Gasoline; October 2022
(a)
Long 16 1,720 42
Mini Japan 10 Year Bond; September 2022 Short 10 1,076 4
Nasdaq 100 E-Mini; September 2022 Long 16 3,931 (276)
Natural Gas; October 2022
(a)
Long 15 1,369 (21)
Nikkei 225 OSE; September 2022 Long 29 5,870 (18)
NY Harb ULSD; October 2022
(a)
Long 12 1,848 52
Russell 2000 Emini; September 2022 Short 135 12,451 41
Russell 2000 Emini; September 2022 Long 30 2,767 (130)
S&P 500 Emini; September 2022 Short 8 1,583 80
S&P 500 Emini; September 2022 Long 32 6,330 (293)
S&P/TSX 60 Index; September 2022 Short 4 710 43
Silver; December 2022
(a)
Short 33 2,951 182
Soybean Meal; December 2022
(a)
Long 31 1,287 54
Soybean Oil; December 2022
(a)
Long 27 1,093 (97)
Soybean; November 2022
(a)
Long 39 2,774 (112)
Sugar #11; October 2022
(a)
Short 64 1,282 (19)
UK 10 Year Gilt; December 2022 Short 48 6,018 106
US 10 Year Note; December 2022 Short 89 10,405 56
US 10 Year Ultra Note; December 2022 Short 37 4,632 10
US 2 Year Note; December 2022 Short 149 31,041 15
US 5 Year Note; December 2022 Short 139 15,404 56
US Long Bond; December 2022 Long 3 408 (2)
US Long Bond; December 2022 Short 41 5,570 35
US Ultra Bond; December 2022 Short 11 1,644 (1)
Wheat; December 2022
(a)
Short 34 1,414 (4)
WTI Crude; October 2022
(a)
Long 18 1,612 16
Total $ (850)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/22/2022 JPY 3,121,505 $ 23,271 $ — $ (766)
Bank of America NA 09/22/2022 $ 26,799 JPY 3,608,489 781 —
Bank of America NA 09/23/2022 AUD 6,582 $ 4,607 — (98)
Bank of America NA 09/23/2022 GBP 6,710 $ 8,142 — (346)
Bank of America NA 09/23/2022 CAD 2,635 $ 2,089 — (81)
Bank of America NA 09/23/2022 EUR 16,124 $ 16,646 3 (426)
Bank of America NA 09/23/2022 MXN 110,055 $ 5,493 7 (61)
Bank of America NA 09/23/2022 NZD 4,073 $ 2,551 — (58)
Bank of America NA 09/23/2022 CHF 7,313 $ 7,535 45 (84)
Bank of America NA 09/23/2022 $ 668 MXN 13,752 — (11)
Bank of America NA 09/23/2022 $ 18,438 CHF 17,898 95 (3)
Bank of America NA 09/23/2022 $ 8,735 NZD 13,699 357 —
Bank of America NA 09/23/2022 $ 34,224 EUR 32,919 1,127 (28)
Bank of America NA 09/23/2022 $ 21,890 GBP 17,929 1,057 —
Bank of America NA 09/23/2022 $ 7,854 AUD 11,357 133 (51)
Bank of America NA 09/23/2022 $ 4,533 CAD 5,701 194 —
Barclays Bank PLC 10/26/2022 $ 119 EUR 115 3 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
BNP Paribas 09/21/2022 $ 4,685 EUR 4,357 $ 303 $ —
Citigroup Inc 09/15/2022 EUR 75 $ 76 — (1)
Citigroup Inc 09/15/2022 $ 25 EUR 25 — —
Citigroup Inc 09/23/2022 $ 3,045 CNH 21,100 — (10)
Citigroup Inc 09/23/2022 $ 2,432 BRL 12,700 3 —
Citigroup Inc 10/28/2022 IDR 20,800,000 $ 1,398 2 (1)
Citigroup Inc 10/28/2022 $ 53 IDR 800,000 — —
Credit Agricole CIB 09/21/2022 EUR 838 $ 887 — (44)
Deutsche Bank AG 09/21/2022 GBP 421 $ 519 — (29)
Goldman Sachs & Co 09/12/2022 $ 27 GBP 22 1 —
Goldman Sachs & Co 09/13/2022 $ 308 AUD 445 2 —
Goldman Sachs & Co 10/05/2022 $ 297 GBP 228 33 —
Goldman Sachs & Co 10/07/2022 $ 749 GBP 574 82 —
Goldman Sachs & Co 10/13/2022 EUR 91 $ 98 — (6)
Goldman Sachs & Co 10/13/2022 $ 426 EUR 400 23 —
Goldman Sachs & Co 10/27/2022 $ 857 EUR 833 18 —
Goldman Sachs & Co 11/15/2022 $ 136 AUD 192 4 —
Goldman Sachs & Co 11/23/2022 EUR 92 $ 99 — (6)
Goldman Sachs & Co 11/23/2022 $ 102 EUR 91 9 —
Goldman Sachs & Co 12/15/2022 $ 177 EUR 172 3 —
JPMorgan Chase 09/15/2022 EUR 625 $ 634 2 (7)
JPMorgan Chase 09/15/2022 $ 5,095 EUR 4,911 155 —
JPMorgan Chase 09/23/2022 CNH 21,100 $ 3,075 — (20)
JPMorgan Chase 09/23/2022 EUR 1,750 $ 1,750 13 (3)
JPMorgan Chase 09/23/2022 MXN 25,200 $ 1,256 — (10)
JPMorgan Chase 09/23/2022 ZAR 19,600 $ 1,162 — (19)
JPMorgan Chase 09/23/2022 THB 54,600 $ 1,532 — (32)
JPMorgan Chase 09/23/2022 $ 1,500 PLN 7,100 — (7)
JPMorgan Chase 09/23/2022 $ 2,330 ILS 7,600 44 —
JPMorgan Chase 09/23/2022 $ 1,938 MXN 39,100 5 —
JPMorgan Chase 09/23/2022 $ 5,543 EUR 5,460 49 —
JPMorgan Chase 09/28/2022 $ 1,123 EUR 1,105 11 —
JPMorgan Chase 10/07/2022 $ 232 GBP 178 25 —
JPMorgan Chase 10/07/2022 $ 301 CAD 390 4 —
JPMorgan Chase 10/13/2022 $ 755 EUR 691 58 —
JPMorgan Chase 10/24/2022 $ 736 EUR 735 — (5)
JPMorgan Chase 10/25/2022 GBP 134 $ 158 — (2)
JPMorgan Chase 10/25/2022 $ 127 EUR 124 — —
JPMorgan Chase 10/25/2022 $ 159 GBP 134 3 —
JPMorgan Chase 10/26/2022 $ 790 SEK 8,003 37 —
JPMorgan Chase 10/26/2022 $ 8 EUR 8 — —
JPMorgan Chase 10/27/2022 $ 59 GBP 51 — —
JPMorgan Chase 10/28/2022 $ 1,326 IDR 20,000,000 — (20)
JPMorgan Chase 11/10/2022 $ 860 GBP 696 48 —
JPMorgan Chase 12/15/2022 $ 42 AUD 60 1 —
JPMorgan Chase 12/23/2022 $ 56 GBP 46 1 —
Merrill Lynch 10/26/2022 $ 196 EUR 190 4 —
Toronto Dominion Bank 09/21/2022 $ 940 CAD 1,180 41 —
Toronto Dominion Bank 09/21/2022 $ 3,394 GBP 2,692 267 —
Total $ 5,053 $ (2,235)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
August 31,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Morgan Stanley & Co Mexico Government
International Bond,
4.15%, 03/28/2027
1.52% (1.00)% Quarterly 12/20/2026 $ 2,035 $ (1) $ 42 $ 41 $ —
Total $ (1) $ 42 $ 41 $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
August 31,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.37 N/A (1.00)% Quarterly 06/20/2027 $ 3,000 $ 245 $ 34 $ 279
CDX.NA.HY.38 N/A (5.00)% Quarterly 06/20/2027 797 (19) 29 10
CDX.NA.HY.38 N/A (5.00)% Quarterly 06/20/2027 713 (18) 26 8
CDX.NA.HY.38 N/A (5.00)% Quarterly 06/20/2027 752 (22) 31 9
CDX.NA.HY.38 N/A (5.00)% Quarterly 06/20/2027 752 (22) 31 9
CDX.NA.HY.38 N/A (5.00)% Quarterly 06/20/2027 1,535 (17) 36 19
ITRX.XOVER.37 N/A (5.00)% Quarterly 06/20/2027 EUR 2,650 (34) 124 90
Turkey Government International Bond, 11.88%,
01/15/2030
7.76% (1.00)% Quarterly 06/20/2027 $ 3,250 713 68 781
Total $ 826 $ 379 $ 1,205
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month KRW Certificate of
Deposit
Receive 3.22% Annual Annual N/A 09/21/2027 KRW 8,300,000 $ 123 $ — $ 123
3 Month KRW Certificate of
Deposit
Pay 3.22% Annual Annual N/A 09/21/2027 1,500,000 (19) (3) (22)
3 Month KRW Certificate of
Deposit
Pay 3.22% Annual Annual N/A 09/21/2027 6,800,000 (138) 37 (101)
Brazil Cetip DI Interbank
Deposit Rate
Pay 11.77% Annual Annual N/A 01/02/2025 BRL 35,000 (24) — (24)
India Overnight Mumbai
Interbank Outright Rate
Receive 5.87% Annual Annual N/A 06/15/2024 INR 167,000 13 — 13
India Overnight Mumbai
Interbank Outright Rate
Receive 5.87% Annual Annual N/A 06/15/2024 161,000 10 3 13
India Overnight Mumbai
Interbank Outright Rate
Receive 6.68% Annual Annual N/A 09/21/2027 485,000 (57) — (57)
India Overnight Mumbai
Interbank Outright Rate
Pay 6.68% Annual Annual N/A 09/21/2027 235,000 (7) 35 28
India Overnight Mumbai
Interbank Outright Rate
Pay 6.68% Annual Annual N/A 09/21/2027 63,000 (1) 8 7
India Overnight Mumbai
Interbank Outright Rate
Pay 5.87% Annual Annual N/A 06/15/2024 130,000 (4) (6) (10)
India Overnight Mumbai
Interbank Outright Rate
Pay 6.68% Annual Annual N/A 09/21/2027 70,000 (6) 14 8
Thai Overnight Repurchase
Rate
Receive 2.20% Annual Annual N/A 09/21/2024 THB 291,000 (28) — (28)
Thai Overnight Repurchase
Rate
Receive 2.20% Annual Annual N/A 09/21/2024 110,000 (12) 1 (11)
Thai Overnight Repurchase
Rate
Pay 2.20% Annual Annual N/A 09/21/2024 175,000 (12) 29 17
Total $ (162) $ 118 $ (44)
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co
(a)
Floating rate based on 1
Month LIBOR plus/less
spread for long securities
and 1 Day Federal Funds
Rate plus/less spread for
short securities
Total return on a custom basket of
long and short securities traded in
foreign currencies but settle in USD
Monthly 10/05/2022-
10/26/2022
$ 9,752 $ — $ — $ (537)
JPMorgan Chase
(b)
Floating rate based on
Overnight Bank Funding
Rate plus/less spread
Total return on a custom basket of
long and short securities traded in
foreign currencies but settle in USD
Monthly 09/23/2022-
10/02/2023
5,344 — — (444)
Morgan Stanley & Co
(c)
Floating rate based on 1
Day Federal Funds Rate
plus/less spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 07/29/2026 98,453 — 8,441 —
Total $ 113,549 $ — $ 8,441 $ (981)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the index or custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Valvoline Inc
47,961
$ 1,394
14.30%
First Horizon Corp
53,902
1,219
12.50%
Citrix Systems Inc
10,256
1,054
10.81%
Electricite de France SA
69,336
832
8.53%
Meggitt PLC
74,191
688
7.05%
Rogers Corp
2,618
656
6.72%
Twitter Inc
16,000
620
6.36%
Avast PLC
58,687
482
4.94%
Mandiant Inc
15,000
343
3.51%
LHC Group Inc
2,000
323
3.31%
Atlantia SpA
13,473
309
3.17%
Link Administration Holdings Ltd
92,467
272
2.79%
Bluerock Residential Growth REIT Inc
10,046
268
2.75%
Brewin Dolphin Holdings PLC
44,200
263
2.70%
Tower Semiconductor Ltd
5,478
254
2.61%
Biohaven Pharmaceutical Holding Co Ltd
1,122
168
1.72%
Activision Blizzard Inc
1,982
156
1.59%
Ramsay Health Care Ltd
2,196
108
1.11%
Crane Holdings Co
1,000
94
0.97%
Telecom Italia SpA/Milano - RSP
403,616
80
0.82%
Willis Towers Watson PLC
273
56
0.58%
Nielsen Holdings PLC
2,000
56
0.57%
Rentokil Initial PLC
(4,828)
(29)
(0.30)%
Entain PLC
1,083
16
0.16%
Haleon PLC
1,060
6
0.06%
Cazoo Group Ltd
8,050
5
0.06%
Uniper SE
193
1
0.01%
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Vivendi SE
101,700
$ 925
17.32%
HomeServe PLC
58,087
800
14.97%
Swedish Match AB
75,514
759
14.20%
Deutsche Telekom AG
37,100
700
13.11%
Atlantia SpA
30,058
690
12.91%
Avast PLC
46,243
380
7.11%
Autogrill SpA
39,439
260
4.86%
Intertrust NV
10,279
201
3.76%
Meggitt PLC
19,752
183
3.43%
Nuveen New York AMT-Free Quality Municipal Income Fund
11,197
123
2.29%
Invesco Senior Income Trust
23,034
89
1.67%
Euromoney Institutional Investor PLC
3,459
58
1.09%
EMIS Group PLC
2,420
53
0.99%
Invesco Dynamic Credit Opportunity Fund
3,767
43
0.80%
Tassal Group Ltd
11,406
40
0.75%
Dufry AG
(1,060)
(40)
(0.75)%
(a) Top Underlying Securities WESTGSUSD
(b) Top Underlying Securities WESEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Microsoft Corp
3,207
$ 839
0.85%
J M Smucker Co/The
(5,626)
(788)
(0.80)%
Tractor Supply Co
(3,778)
(699)
(0.71)%
Corteva Inc
(11,357)
(698)
(0.71)%
Alphabet Inc - A Shares
6,436
697
0.71%
Hess Corp
(5,531)
(668)
(0.68)%
Exelon Corp
14,256
626
0.64%
Apple Inc
3,873
609
0.62%
McCormick & Co Inc/MD
(7,219)
(607)
(0.62)%
DISH Network Corp
(34,954)
(606)
(0.62)%
Stanley Black & Decker Inc
(6,861)
(604)
(0.61)%
Pinnacle West Capital Corp
(7,922)
(597)
(0.61)%
Pool Corp
(1,720)
(583)
(0.59)%
Equinix Inc
(866)
(569)
(0.58)%
Aptiv PLC
(5,782)
(540)
(0.55)%
Catalent Inc
(6,012)
(529)
(0.54)%
International Flavors & Fragrances Inc
(4,711)
(520)
(0.53)%
Becton Dickinson and Co
(2,037)
(514)
(0.52)%
Monster Beverage Corp
(5,739)
(510)
(0.52)%
Northern Trust Corp
(5,227)
(497)
(0.50)%
Fidelity National Information Services Inc
(5,412)
(494)
(0.50)%
VF Corp
(11,859)
(492)
(0.50)%
Meta Platforms Inc
3,007
490
0.50%
Alliant Energy Corp
(7,845)
(479)
(0.49)%
Advance Auto Parts Inc
(2,823)
(476)
(0.48)%
Constellation Energy Corp
5,758
470
0.48%
Walmart Inc
3,539
469
0.48%
CH Robinson Worldwide Inc
(4,095)
(467)
(0.48)%
Clorox Co/The
(3,190)
(460)
(0.47)%
L3Harris Technologies Inc
(2,002)
(457)
(0.46)%
Coterra Energy Inc
(14,732)
(455)
(0.46)%
Abbott Laboratories
4,395
451
0.46%
APA Corp
11,456
448
0.46%
Live Nation Entertainment Inc
(4,845)
(438)
(0.45)%
CarMax Inc
(4,902)
(434)
(0.44)%
State Street Corp
(6,336)
(433)
(0.44)%
Merck & Co Inc
5,055
431
0.44%
NRG Energy Inc
10,289
425
0.43%
Intel Corp
(13,306)
(425)
(0.43)%
Chevron Corp
2,675
423
0.43%
Amazon.com Inc
3,330
422
0.43%
Eversource Energy
(4,678)
(420)
(0.43)%
Elevance Health Inc
859
417
0.42%
Schlumberger NV
(10,916)
(416)
(0.42)%
West Pharmaceutical Services Inc
(1,392)
(413)
(0.42)%
Procter & Gamble Co/The
2,990
412
0.42%
Hewlett Packard Enterprise Co
(29,835)
(406)
(0.41)%
Ameriprise Financial Inc
(1,500)
(402)
(0.41)%
PTC Inc
(3,441)
(395)
(0.40)%
CF Industries Holdings Inc
3,816
395
0.40%
(c) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - (7.08)% Shares Value (000's)
Advertising - (0.01)%
Dentsu Group Inc 1,400 $ 45
Aerospace & Defense - (0.20)%
CAE Inc 14,300 261
Dassault Aviation SA 1,974 271
Lockheed Martin Corp 844 355
Northrop Grumman Corp 205 98
$ 985
Airlines - (0.09)%
Air Canada 26,700 360
Southwest Airlines Co 2,073 76
$ 436
Apparel - (0.02)%
VF Corp 2,840 118
Automobile Parts & Equipment - (0.10)%
Aptiv PLC 1,834 171
Continental AG 824 47
Denso Corp 2,100 115
Koito Manufacturing Co Ltd 1,200 41
Lear Corp 836 116
$ 490
Banks - (0.26)%
Chiba Bank Ltd/The 56,500 305
Commerzbank AG 38,895 259
Commonwealth Bank of Australia 3,014 199
Credit Agricole SA 12,383 114
Goldman Sachs Group Inc/The 361 120
ING Groep NV 14,632 128
State Street Corp 588 40
Sumitomo Mitsui Trust Holdings Inc 1,400 44
SVB Financial Group 243 99
$ 1,308
Beverages - (0.04)%
Endeavour Group Ltd/Australia 8,550 42
Molson Coors Beverage Co 2,026 105
Remy Cointreau SA 179 33
$ 180
Biotechnology - (0.06)%
Alnylam Pharmaceuticals Inc 150 31
Argenx SE 72 27
Bachem Holding AG 1,416 98
Seagen Inc 780 120
$ 276
Building Materials - (0.14)%
CRH PLC 1,179 44
Investment AB Latour 17,122 337
Mohawk Industries Inc 2,212 244
Nibe Industrier AB 3,890 36
$ 661
Chemicals - (0.21)%
Akzo Nobel NV 732 46
CF Industries Holdings Inc 1,382 143
Chr Hansen Holding A/S 1,947 113
Croda International PLC 334 26
Ecolab Inc 1,358 222
Mitsubishi Chemical Group Corp 2,700 14
Mosaic Co/The 1,788 96
Nutrien Ltd 400 37
OCI NV 8,359 314
$ 1,011
Commercial Services - (0.15)%
Amadeus IT Group SA 2,191 116
Clarivate PLC 6,517 76
Quanta Services Inc 1,368 193
Rollins Inc 1,422 48
S&P Global Inc 280 99
Transurban Group 21,866 207
Worldline SA/France 209 9
$ 748
COMMON STOCKS (continued) Shares Value (000’s)
Computers - (0.10)%
Bechtle AG 7,066 $ 271
Dell Technologies Inc 979 37
Fujitsu Ltd 1,000 118
Leidos Holdings Inc 641 61
$ 487
Consumer Products - (0.13)%
Clorox Co/The 2,886 417
Kimberly-Clark Corp 1,598 204
$ 621
Cosmetics & Personal Care - (0.13)%
Beiersdorf AG 3,622 366
Kose Corp 2,700 254
$ 620
Diversified Financial Services - (0.27)%
AerCap Holdings NV 872 38
Capital One Financial Corp 2,340 248
Discover Financial Services 1,049 105
Hong Kong Exchanges & Clearing Ltd 5,900 238
Julius Baer Group Ltd 5,190 251
London Stock Exchange Group PLC 582 55
LPL Financial Holdings Inc 159 35
Mitsubishi HC Capital Inc 35,500 172
St James's Place PLC 9,885 127
$ 1,269
Electric - (0.09)%
Elia Group SA/NV 1,229 179
Kansai Electric Power Co Inc/The 4,300 42
NextEra Energy Inc 1,688 144
Power Assets Holdings Ltd 6,000 36
$ 401
Electronics - (0.18)%
Azbil Corp 6,900 197
Garmin Ltd 500 44
Sensata Technologies Holding PLC 4,707 190
Trimble Inc 4,405 279
Yokogawa Electric Corp 8,500 148
$ 858
Energy - Alternate Sources - (0.13)%
Plug Power Inc 6,755 189
Siemens Gamesa Renewable Energy SA 10,290 185
Vestas Wind Systems A/S 10,123 253
$ 627
Engineering & Construction - (0.08)%
ACS Actividades de Construccion y Servicios SA 9,814 219
Shimizu Corp 24,800 136
$ 355
Entertainment - (0.02)%
Entain PLC 1,182 17
Flutter Entertainment PLC 441 55
Toho Co Ltd/Tokyo 1,500 57
$ 129
Environmental Control - (0.07)%
Kurita Water Industries Ltd 8,700 338
Food - (0.18)%
Barry Callebaut AG 36 74
Kerry Group PLC 1,997 206
Kikkoman Corp 500 31
Ocado Group PLC 5,426 46
Seven & i Holdings Co Ltd 12,200 485
$ 842
Forest Products & Paper - (0.05)%
Stora Enso Oyj 5,976 89
West Fraser Timber Co Ltd 1,500 134
$ 223
Gas - (0.10)%
Naturgy Energy Group SA 11,404 314
Osaka Gas Co Ltd 8,400 141
$ 455

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Hand & Machine Tools - (0.09)%
Makita Corp 8,900 $ 209
Schindler Holding AG - PC 1,104 192
Stanley Black & Decker Inc 315 28
$ 429
Healthcare - Products - (0.40)%
ABIOMED Inc 294 76
Alcon Inc 6,054 399
DENTSPLY SIRONA Inc 6,470 212
DiaSorin SpA 632 83
Exact Sciences Corp 1,845 66
Fisher & Paykel Healthcare Corp Ltd 8,064 97
Getinge AB 5,092 94
Hologic Inc 1,266 86
Insulet Corp 581 148
Intuitive Surgical Inc 326 67
Novocure Ltd 719 59
STERIS PLC 1,372 276
Terumo Corp 3,000 96
Zimmer Biomet Holdings Inc 1,961 208
$ 1,967
Healthcare - Services - (0.12)%
BioMerieux 4,023 368
Fresenius Medical Care AG & Co KGaA 4,335 148
Teladoc Health Inc 1,507 47
$ 563
Home Furnishings - (0.08)%
Electrolux AB 25,622 324
Sharp Corp/Japan 6,800 49
$ 373
Insurance - (0.22)%
Aflac Inc 6,617 393
Ageas SA/NV 5,120 208
Aon PLC 134 37
Erie Indemnity Co 679 146
Power Corp of Canada 2,200 57
Prudential Financial Inc 2,427 232
$ 1,073
Internet - (0.16)%
Chewy Inc 1,998 69
CyberAgent Inc 21,300 208
Lyft Inc 1,696 25
Netflix Inc 212 47
NortonLifeLock Inc 3,224 73
Prosus NV 1,609 99
Rakuten Group Inc 27,100 132
Sea Ltd ADR 91 6
Snap Inc Class A 3,015 33
Trend Micro Inc/Japan 100 6
Wayfair Inc 950 50
Zillow Group Inc - C Shares 2,949 99
$ 847
Investment Companies - (0.11)%
EXOR NV 3,933 237
Groupe Bruxelles Lambert SA 2,328 176
Investor AB - B Shares 6,901 109
$ 522
Iron & Steel - (0.07)%
Fortescue Metals Group Ltd 13,579 169
Hitachi Metals Ltd 11,200 169
JFE Holdings Inc 2,800 30
$ 368
Leisure Products & Services - (0.02)%
Carnival Corp 893 8
Peloton Interactive Inc 9,725 99
$ 107
COMMON STOCKS (continued) Shares Value (000’s)
Lodging - (0.05)%
Galaxy Entertainment Group Ltd 5,000 $ 28
Whitbread PLC 4,437 129
Wynn Resorts Ltd 1,209 73
$ 230
Machinery - Construction & Mining - (0.11)%
Hitachi Ltd 7,800 390
Siemens Energy AG 8,728 128
$ 518
Machinery - Diversified - (0.27)%
Cognex Corp 698 29
Deere & Co 9 3
Husqvarna AB 9,138 61
Ingersoll Rand Inc 6,747 320
KION Group AG 985 39
Kubota Corp 39,400 612
Xylem Inc/NY 1,957 178
$ 1,242
Media - (0.11)%
Bollore SE 56,066 268
Comcast Corp - Class A 4,375 158
DISH Network Corp 2,023 35
Warner Bros Discovery Inc 4,525 60
$ 521
Metal Fabrication & Hardware - (0.07)%
SKF AB 22,126 332
Mining - (0.37)%
Agnico Eagle Mines Ltd 3,200 132
Alcoa Corp 3,899 193
First Quantum Minerals Ltd 13,200 234
Freeport-McMoRan Inc 7,507 222
Glencore PLC 7,934 43
Ivanhoe Mines Ltd 44,100 283
Lundin Mining Corp 9,000 47
Newmont Corp 5,309 220
Norsk Hydro ASA 14,820 102
Teck Resources Ltd 6,500 220
$ 1,696
Miscellaneous Manufacturers - (0.11)%
Alstom SA 12,747 261
General Electric Co 463 34
JSR Corp 11,000 245
$ 540
Oil & Gas - (0.06)%
EQT Corp 2,681 128
Inpex Corp 4,300 49
Occidental Petroleum Corp 756 54
Santos Ltd 5,829 31
$ 262
Oil & Gas Services - (0.03)%
Baker Hughes Co 5,356 135
Packaging & Containers - (0.03)%
Ball Corp 2,178 122
Pharmaceuticals - (0.08)%
Elanco Animal Health Inc 46 1
Kyowa Kirin Co Ltd 2,700 60
Nippon Shinyaku Co Ltd 5,400 295
Otsuka Holdings Co Ltd 1,000 33
$ 389
Pipelines - (0.03)%
TC Energy Corp 3,000 145
Private Equity - (0.07)%
3i Group PLC 17,742 250
Brookfield Asset Management Inc 2,400 115
$ 365
Real Estate - (0.09)%
Hongkong Land Holdings Ltd 12,400 60
REA Group Ltd 41 4
Sumitomo Realty & Development Co Ltd 2,800 68

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2022
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Real Estate (continued)
Wharf Real Estate Investment Co Ltd 73,000 $ 332
$ 464
REITs - 0.00%
PotlatchDeltic Corp 76 4
Retail - (0.26)%
CarMax Inc 4,012 355
Dollar Tree Inc 600 81
Domino's Pizza Inc 540 201
H & M Hennes & Mauritz AB 2,576 27
McDonald's Holdings Co Japan Ltd 1,400 50
Nitori Holdings Co Ltd 3,800 363
Pan Pacific International Holdings Corp 3,000 54
Ross Stores Inc 337 29
Starbucks Corp 399 34
$ 1,194
Semiconductors - (0.24)%
Broadcom Inc 1,300 649
Intel Corp 10,116 323
Lasertec Corp 100 14
MaxLinear Inc 5,097 183
$ 1,169
Software - (0.56)%
Akamai Technologies Inc 4,364 394
AVEVA Group PLC 15,958 517
BlackBerry Ltd 104,900 623
Broadridge Financial Solutions Inc 2,027 347
Capcom Co Ltd 1,800 49
Citrix Systems Inc 4,299 442
Guidewire Software Inc 1,514 109
Lightspeed Commerce Inc 1,600 31
Open Text Corp 1,500 47
Temenos AG 895 73
Tyler Technologies Inc 207 77
$ 2,709
Telecommunications - (0.15)%
Arista Networks Inc 728 87
AT&T Inc 12,648 222
BCE Inc 1,500 72
Lumen Technologies Inc 32,569 324
$ 705
Transportation - (0.30)%
Canadian Pacific Railway Ltd 3,300 247
CH Robinson Worldwide Inc 3,062 350
Keisei Electric Railway Co Ltd 10,500 293
MTR Corp Ltd 57,599 295
Odakyu Electric Railway Co Ltd 400 5
Tokyu Corp 22,900 272
$ 1,462
Water - (0.01)%
United Utilities Group PLC 3,409 42
TOTAL COMMON STOCKS (proceeds $38,426) $ 33,978
PREFERRED STOCKS - (0.07)%
Consumer Products - (0.07)%
Henkel AG & Co KGaA 1.85% 4,903 $ 316
TOTAL PREFERRED STOCKS (proceeds $478) $ 316
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.02)%
Principal
Amount (000's) Value (000's)
U.S. Treasury - (0.02)%
3.25%, 06/30/2029 $ 73 $ 73
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $75) $ 73
TOTAL SHORT SALES (proceeds $38,979) $ 34,367

Schedule of Investments
International Equity Index Fund
August 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 7.36% Shares Held Value (000's)
Exchange-Traded Funds - 3.00%
iShares MSCI EAFE ETF
(a)
478,994 $ 29,554
Money Market Funds - 4.36%
BlackRock Liquidity FedFund - Institutional
Class 2.03%
(b),(c)
13,922,391 13,923
Principal Government Money Market Fund -
Institutional Class 2.13%
(b),(c),(d)
29,058,114 29,058
$ 42,981
TOTAL INVESTMENT COMPANIES $ 72,535
COMMON STOCKS - 95.91% Shares Held Value (000's)
Advertising - 0.21%
Dentsu Group Inc 15,300 $ 493
Hakuhodo DY Holdings Inc 16,600 148
Publicis Groupe SA 16,099 786
WPP PLC 77,079 664
$ 2,091
Aerospace & Defense - 1.22%
Airbus SE 41,719 4,088
BAE Systems PLC 222,752 2,006
Dassault Aviation SA 1,767 243
Elbit Systems Ltd 1,876 401
MTU Aero Engines AG 3,771 665
Rheinmetall AG 3,073 488
Rolls-Royce Holdings PLC
(e)
590,582 526
Safran SA 24,122 2,459
Singapore Technologies Engineering Ltd 110,100 293
Thales SA 7,530 908
$ 12,077
Agriculture - 1.01%
British American Tobacco PLC 152,025 6,089
Imperial Brands PLC 63,724 1,401
Japan Tobacco Inc 84,600 1,433
Swedish Match AB 107,635 1,081
$ 10,004
Airlines - 0.13%
ANA Holdings Inc
(e)
11,300 217
Deutsche Lufthansa AG
(e)
42,188 251
Japan Airlines Co Ltd
(e)
10,200 187
Qantas Airways Ltd
(e)
65,227 234
Singapore Airlines Ltd
(a),(e)
94,500 359
$ 1,248
Apparel - 2.13%
Adidas AG 12,202 1,809
Burberry Group PLC 28,000 567
Hermes International 2,235 2,863
Kering SA 5,279 2,649
LVMH Moet Hennessy Louis Vuitton SE 19,592 12,642
Puma SE 7,450 455
$ 20,985
Automobile Manufacturers - 3.03%
Bayerische Motoren Werke AG 23,367 1,722
Daimler Truck Holding AG
(e)
31,945 817
Ferrari NV 8,896 1,717
Honda Motor Co Ltd 115,000 3,062
Isuzu Motors Ltd 41,100 511
Mazda Motor Corp 40,100 355
Mercedes-Benz Group AG 56,631 3,175
Nissan Motor Co Ltd 163,800 644
Renault SA
(e)
13,566 386
Stellantis NV 155,325 2,069
Subaru Corp 43,400 789
Suzuki Motor Corp 26,000 909
Toyota Motor Corp 748,300 11,198
Volkswagen AG 2,082 385
Volvo AB - A Shares 14,132 235
Volvo AB - B Shares 106,507 1,687
Volvo Car AB
(a),(e)
42,058 256
$ 29,917
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0.72%
Aisin Corp 10,400 $ 309
Bridgestone Corp 40,300 1,546
Cie Generale des Etablissements Michelin SCA 47,881 1,165
Continental AG 7,763 447
Denso Corp 30,500 1,665
Koito Manufacturing Co Ltd 7,400 253
NGK Insulators Ltd 16,900 241
Sumitomo Electric Industries Ltd 50,500 578
Toyota Industries Corp 10,300 576
Valeo 14,551 278
$ 7,058
Banks - 9.59%
ABN AMRO Bank NV
(f)
29,854 287
Australia & New Zealand Banking Group Ltd 210,356 3,252
Banco Bilbao Vizcaya Argentaria SA 470,617 2,112
Banco Santander SA 1,205,553 2,918
Bank Hapoalim BM 89,635 929
Bank Leumi Le-Israel BM 108,960 1,152
Barclays PLC 1,181,750 2,253
BNP Paribas SA 78,406 3,643
BOC Hong Kong Holdings Ltd 261,000 898
CaixaBank SA 312,904 945
Chiba Bank Ltd/The 37,500 203
Commerzbank AG
(e)
75,132 500
Commonwealth Bank of Australia 120,435 7,959
Concordia Financial Group Ltd 76,800 243
Credit Agricole SA 85,428 786
Credit Suisse Group AG 187,088 965
Danske Bank A/S 48,682 650
DBS Group Holdings Ltd 127,800 2,976
Deutsche Bank AG 145,872 1,217
DNB Bank ASA 65,654 1,248
Erste Group Bank AG 24,268 546
FinecoBank Banca Fineco SpA 43,061 466
Hang Seng Bank Ltd 53,900 844
HSBC Holdings PLC 1,418,622 8,692
ING Groep NV 275,749 2,417
Intesa Sanpaolo SpA 1,165,686 2,007
Israel Discount Bank Ltd 87,307 534
Japan Post Bank Co Ltd 29,100 212
KBC Group NV 17,653 842
Lloyds Banking Group PLC 4,915,130 2,491
Macquarie Group Ltd 25,723 3,078
Mediobanca Banca di Credito Finanziario SpA 42,720 338
Mitsubishi UFJ Financial Group Inc 843,600 4,373
Mizrahi Tefahot Bank Ltd 10,865 442
Mizuho Financial Group Inc 170,180 1,949
National Australia Bank Ltd 226,554 4,698
NatWest Group PLC 367,658 1,049
Nordea Bank Abp 240,715 2,232
Oversea-Chinese Banking Corp Ltd 238,900 2,059
Resona Holdings Inc 152,400 561
Shizuoka Bank Ltd/The 31,400 182
Skandinaviska Enskilda Banken AB 114,869 1,145
Societe Generale SA 56,128 1,237
Standard Chartered PLC 178,049 1,233
Sumitomo Mitsui Financial Group Inc 92,100 2,778
Sumitomo Mitsui Trust Holdings Inc 23,744 738
Svenska Handelsbanken AB 102,945 843
Swedbank AB 63,916 826
UBS Group AG 248,249 3,934
UniCredit SpA 146,467 1,433
United Overseas Bank Ltd 83,200 1,622
Westpac Banking Corp 247,108 3,627
$ 94,564
Beverages - 2.18%
Anheuser-Busch InBev SA/NV 61,304 2,961
Asahi Group Holdings Ltd 32,200 1,080
Budweiser Brewing Co APAC Ltd
(f)
121,400 357

Schedule of Investments
International Equity Index Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages (continued)
Carlsberg AS 6,871 $ 892
Coca-Cola Europacific Partners PLC 14,506 713
Coca-Cola HBC AG
(e)
14,223 324
Davide Campari-Milano NV 36,892 362
Diageo PLC 161,429 7,013
Endeavour Group Ltd/Australia 94,804 469
Heineken Holding NV 7,114 505
Heineken NV 18,294 1,644
Ito En Ltd 3,700 162
JDE Peet's NV 7,095 219
Kirin Holdings Co Ltd 58,000 955
Pernod Ricard SA 14,785 2,713
Remy Cointreau SA 1,624 301
Suntory Beverage & Food Ltd 9,900 362
Treasury Wine Estates Ltd 50,947 457
$ 21,489
Biotechnology - 1.05%
Argenx SE
(e)
3,885 1,463
Bachem Holding AG 2,342 162
CSL Ltd 33,998 6,800
Genmab A/S
(e)
4,640 1,652
Swedish Orphan Biovitrum AB
(e)
11,921 263
$ 10,340
Building Materials - 1.65%
AGC Inc 13,600 462
Cie de Saint-Gobain 35,135 1,415
CRH PLC 53,864 1,989
Daikin Industries Ltd 17,500 3,055
Geberit AG 2,531 1,169
HeidelbergCement AG 10,221 462
Holcim AG
(e)
39,124 1,734
Investment AB Latour 10,449 206
James Hardie Industries PLC 31,431 712
Kingspan Group PLC 10,897 622
Lixil Corp 21,000 365
Nibe Industrier AB 106,963 1,002
ROCKWOOL A/S 627 129
Sika AG 10,307 2,319
TOTO Ltd 10,000 345
Xinyi Glass Holdings Ltd 129,000 238
$ 16,224
Chemicals - 2.75%
Air Liquide SA 36,908 4,625
Akzo Nobel NV 12,817 808
Arkema SA 4,193 354
Asahi Kasei Corp 88,500 647
BASF SE 64,825 2,742
Brenntag SE 10,904 715
Chr Hansen Holding A/S 7,412 432
Clariant AG
(e)
15,227 281
Covestro AG
(f)
13,635 411
Croda International PLC 9,846 767
EMS-Chemie Holding AG 495 348
Evonik Industries AG 14,799 276
Givaudan SA 651 2,077
ICL Group Ltd 49,965 477
Johnson Matthey PLC 12,962 302
Koninklijke DSM NV 12,335 1,573
Mitsubishi Chemical Group Corp 90,300 474
Mitsui Chemicals Inc 13,000 292
Nippon Paint Holdings Co Ltd 58,500 451
Nippon Sanso Holdings Corp 12,200 222
Nissan Chemical Corp 9,000 453
Nitto Denko Corp 10,000 616
Novozymes A/S 14,436 829
OCI NV 7,435 279
Shin-Etsu Chemical Co Ltd 26,400 3,066
Solvay SA 5,230 422
Sumitomo Chemical Co Ltd 105,100 414
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Symrise AG 9,371 $ 981
Toray Industries Inc 97,800 558
Tosoh Corp 18,400 238
Umicore SA 14,781 470
Yara International ASA 11,685 494
$ 27,094
Commercial Services - 2.67%
Adecco Group AG 11,388 361
Adyen NV
(e),(f)
1,529 2,359
Amadeus IT Group SA
(e)
31,795 1,678
Ashtead Group PLC 31,258 1,536
Atlantia SpA 34,969 801
Brambles Ltd 101,327 853
Bureau Veritas SA 20,752 515
Dai Nippon Printing Co Ltd 15,700 330
Edenred 17,615 891
Experian PLC 64,989 1,972
GMO Payment Gateway Inc 2,900 230
IDP Education Ltd 14,732 290
Intertek Group PLC 11,390 523
Nexi SpA
(e),(f)
37,029 304
Nihon M&A Center Holdings Inc 21,400 265
Persol Holdings Co Ltd 12,600 253
Randstad NV 8,439 393
Recruit Holdings Co Ltd 101,700 3,233
RELX PLC 135,868 3,563
Rentokil Initial PLC 131,548 794
Secom Co Ltd 14,800 943
Securitas AB
(a)
22,099 194
SGS SA 449 989
TOPPAN INC 18,500 291
Transurban Group 216,729 2,056
Worldline SA/France
(e),(f)
16,850 722
$ 26,339
Computers - 1.09%
Bechtle AG 5,779 221
Capgemini SE 11,558 1,997
Check Point Software Technologies Ltd
(e)
7,234 870
Computershare Ltd 38,349 640
CyberArk Software Ltd
(e)
2,873 414
Fujitsu Ltd 13,800 1,624
Itochu Techno-Solutions Corp 6,800 172
Logitech International SA 12,217 608
NEC Corp 17,300 631
Nomura Research Institute Ltd 23,743 639
NTT Data Corp 44,500 626
Obic Co Ltd 4,900 725
Otsuka Corp 8,100 262
SCSK Corp 11,000 179
Teleperformance 4,145 1,180
$ 10,788
Consumer Products - 0.44%
Henkel AG & Co KGaA 7,333 459
Reckitt Benckiser Group PLC 50,468 3,894
$ 4,353
Cosmetics & Personal Care - 2.08%
Beiersdorf AG 7,113 718
Essity AB 42,982 953
Haleon PLC
(e)
358,475 1,078
Kao Corp 33,500 1,451
Kose Corp 2,300 217
L'Oreal SA 17,032 5,850
Shiseido Co Ltd 28,200 1,065
Unicharm Corp 28,400 987
Unilever PLC 180,112 8,170
$ 20,489

Schedule of Investments
International Equity Index Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1.39%
Bunzl PLC 23,813 $ 790
D'ieteren Group 1,756 265
Ferguson PLC 15,135 1,753
IMCD NV 4,021 555
ITOCHU Corp
(a)
83,800 2,306
Marubeni Corp 109,200 1,138
Mitsubishi Corp 89,100 2,917
Mitsui & Co Ltd 98,500 2,311
Sumitomo Corp 79,400 1,117
Toyota Tsusho Corp 15,000 525
$ 13,677
Diversified Financial Services - 1.62%
abrdn plc 153,914 262
AerCap Holdings NV
(e)
9,525 420
Amundi SA
(f)
4,299 218
ASX Ltd 13,663 727
Daiwa Securities Group Inc
(a)
94,300 412
Deutsche Boerse AG 13,409 2,267
Euronext NV
(f)
6,046 447
Futu Holdings Ltd ADR
(e)
4,207 206
Hargreaves Lansdown PLC 25,107 238
Hong Kong Exchanges & Clearing Ltd 84,900 3,421
Japan Exchange Group Inc 35,600 530
Julius Baer Group Ltd 15,613 754
London Stock Exchange Group PLC 23,259 2,182
Mitsubishi HC Capital Inc 46,500 225
Nomura Holdings Inc 205,300 743
ORIX Corp 84,400 1,387
SBI Holdings Inc/Japan 17,290 340
Schroders PLC 8,773 273
Singapore Exchange Ltd 60,500 411
St James's Place PLC 38,365 491
$ 15,954
Electric - 2.68%
Chubu Electric Power Co Inc 45,500 463
CLP Holdings Ltd 116,000 999
E.ON SE 158,459 1,352
EDP - Energias de Portugal SA 195,927 936
EDP Renovaveis SA 20,338 493
Electricite de France SA 39,561 473
Elia Group SA/NV 2,330 338
Endesa SA 22,417 384
Enel SpA 574,049 2,698
Engie SA 128,910 1,531
Fortum Oyj 31,346 322
HK Electric Investments & HK Electric
Investments Ltd
187,000 156
Iberdrola SA 420,284 4,376
Kansai Electric Power Co Inc/The 49,600 481
Mercury NZ Ltd 48,765 173
Meridian Energy Ltd 90,961 277
National Grid PLC 257,375 3,205
Origin Energy Ltd 124,305 529
Orsted AS
(f)
13,351 1,303
Power Assets Holdings Ltd 97,500 583
Red Electrica Corp SA 28,641 524
RWE AG 45,340 1,731
SSE PLC 75,355 1,444
Terna - Rete Elettrica Nazionale 99,304 706
Tokyo Electric Power Co Holdings Inc
(e)
107,700 421
Uniper SE
(a)
6,430 35
Verbund AG 4,805 459
$ 26,392
Electrical Components & Equipment - 1.01%
ABB Ltd 115,928 3,195
Brother Industries Ltd 16,800 322
Legrand SA 18,876 1,366
Prysmian SpA 17,979 552
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment (continued)
Schneider Electric SE 38,291 $ 4,551
$ 9,986
Electronics - 1.37%
Assa Abloy AB 70,741 1,433
Azbil Corp 8,200 234
Halma PLC 26,794 644
Hirose Electric Co Ltd 2,199 311
Hoya Corp 25,900 2,641
Ibiden Co Ltd 8,000 254
Kyocera Corp 22,600 1,256
MINEBEA MITSUMI Inc 25,600 440
Murata Manufacturing Co Ltd 40,500 2,181
Nidec Corp 31,500 2,092
Shimadzu Corp 16,700 488
TDK Corp 27,400 958
Venture Corp Ltd 19,500 255
Yokogawa Electric Corp 16,200 283
$ 13,470
Energy - Alternate Sources - 0.21%
Siemens Gamesa Renewable Energy SA
(e)
16,826 303
Vestas Wind Systems A/S 71,275 1,784
$ 2,087
Engineering & Construction - 1.20%
Acciona SA 1,742 341
ACS Actividades de Construccion y Servicios SA 16,300 363
Aena SME SA
(e),(f)
5,292 650
Aeroports de Paris
(e)
2,095 287
Auckland International Airport Ltd
(e)
88,349 407
Bouygues SA 16,198 476
Cellnex Telecom SA
(f)
38,356 1,494
CK Infrastructure Holdings Ltd 45,000 274
Eiffage SA 5,878 517
Ferrovial SA 34,041 853
Infrastrutture Wireless Italiane SpA
(f)
23,718 220
Kajima Corp 30,000 316
Keppel Corp Ltd 102,700 533
Lendlease Corp Ltd 48,622 339
Obayashi Corp 45,800 317
Shimizu Corp 38,900 213
Skanska AB 24,010 355
Taisei Corp 12,800 388
Vinci SA 37,660 3,474
$ 11,817
Entertainment - 0.86%
Aristocrat Leisure Ltd 42,535 1,027
Entain PLC 41,521 611
Evolution AB
(f)
12,904 1,032
Flutter Entertainment PLC
(e)
11,785 1,477
Genting Singapore Ltd 426,700 236
La Francaise des Jeux SAEM
(f)
7,413 240
Lottery Corp Ltd/The
(e)
157,093 472
Oriental Land Co Ltd/Japan 14,100 2,102
Toho Co Ltd/Tokyo 7,900 300
Universal Music Group NV 51,194 1,017
$ 8,514
Environmental Control - 0.03%
Kurita Water Industries Ltd 7,300 284
Food - 4.77%
Aeon Co Ltd
(a)
46,100 899
Ajinomoto Co Inc 32,400 896
Associated British Foods PLC 25,144 444
Barry Callebaut AG 251 514
Carrefour SA 42,612 711
Chocoladefabriken Lindt & Spruengli AG - PC 75 793
Chocoladefabriken Lindt & Spruengli AG - REG 8 871
Coles Group Ltd 94,305 1,129
Danone SA 45,313 2,384
HelloFresh SE
(e)
11,662 279

Schedule of Investments
International Equity Index Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
J Sainsbury PLC 123,801 $ 292
Jeronimo Martins SGPS SA 19,986 443
Kerry Group PLC 11,238 1,159
Kesko Oyj 19,277 406
Kikkoman Corp 10,200 624
Kobe Bussan Co Ltd 10,600 270
Koninklijke Ahold Delhaize NV 73,806 2,030
MEIJI Holdings Co Ltd 7,900 376
Mowi ASA 29,197 599
Nestle SA 198,681 23,250
Nisshin Seifun Group Inc 13,995 158
Nissin Foods Holdings Co Ltd 4,400 315
Ocado Group PLC
(e)
40,742 342
Orkla ASA 53,009 444
Salmar ASA 4,156 275
Seven & i Holdings Co Ltd 53,100 2,109
Tesco PLC 532,807 1,539
WH Group Ltd
(f)
588,500 401
Wilmar International Ltd 135,500 391
Woolworths Group Ltd 85,676 2,112
Yakult Honsha Co Ltd 9,000 532
$ 46,987
Food Service - 0.32%
Compass Group PLC 125,907 2,708
Sodexo SA 6,243 478
$ 3,186
Forest Products & Paper - 0.42%
Holmen AB 6,620 284
Mondi PLC 34,270 582
Oji Holdings Corp 57,200 228
Smurfit Kappa Group PLC 17,447 585
Stora Enso Oyj 38,898 579
Svenska Cellulosa AB SCA 42,762 641
UPM-Kymmene Oyj 37,670 1,280
$ 4,179
Gas - 0.31%
Enagas SA 17,566 321
Hong Kong & China Gas Co Ltd 789,387 778
Naturgy Energy Group SA 10,264 283
Osaka Gas Co Ltd 26,400 445
Snam SpA 142,324 676
Tokyo Gas Co Ltd 28,000 525
$ 3,028
Hand & Machine Tools - 0.33%
Alleima AB
(e)
15,025 60
Disco Corp 2,000 486
Fuji Electric Co Ltd 8,900 385
Makita Corp 15,900 374
Schindler Holding AG - PC 2,873 500
Schindler Holding AG - REG 1,656 280
Techtronic Industries Co Ltd 97,000 1,144
$ 3,229
Healthcare - Products - 1.94%
Alcon Inc 35,268 2,322
Asahi Intecc Co Ltd 15,400 274
Carl Zeiss Meditec AG 2,840 353
Cochlear Ltd 4,641 676
Coloplast A/S 8,384 958
Demant A/S
(e)
6,505 200
DiaSorin SpA 1,776 233
EssilorLuxottica SA 20,302 3,024
Fisher & Paykel Healthcare Corp Ltd 40,744 488
Getinge AB 16,144 299
Koninklijke Philips NV 62,384 1,036
Lifco AB 16,452 255
Olympus Corp 87,100 1,855
QIAGEN NV
(e)
16,054 728
Sartorius Stedim Biotech 1,951 714
Siemens Healthineers AG
(f)
19,903 973
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Smith & Nephew PLC 61,573 $ 724
Sonova Holding AG 3,789 998
Straumann Holding AG 7,877 863
Sysmex Corp 11,800 721
Terumo Corp 45,500 1,461
$ 19,155
Healthcare - Services - 0.69%
BioMerieux 2,955 270
Eurofins Scientific SE 9,498 657
Fresenius Medical Care AG & Co KGaA 14,476 496
Fresenius SE & Co KGaA 29,563 731
Lonza Group AG 5,255 2,803
Medibank Pvt Ltd 194,376 490
Ramsay Health Care Ltd 12,922 630
Sonic Healthcare Ltd 32,189 744
$ 6,821
Holding Companies - Diversified - 0.21%
CK Hutchison Holdings Ltd 189,632 1,225
Jardine Matheson Holdings Ltd 11,237 596
Swire Pacific Ltd 35,000 242
$ 2,063
Home Builders - 0.39%
Barratt Developments PLC 72,170 357
Berkeley Group Holdings PLC 7,860 333
Daiwa House Industry Co Ltd 42,300 946
Iida Group Holdings Co Ltd 10,420 159
Open House Group Co Ltd 5,800 227
Persimmon PLC 22,535 386
Sekisui Chemical Co Ltd 26,300 358
Sekisui House Ltd 43,500 740
Taylor Wimpey PLC 251,527 315
$ 3,821
Home Furnishings - 0.93%
Electrolux AB 15,522 196
Hoshizaki Corp 7,600 226
Panasonic Holdings Corp 155,800 1,264
Rational AG 361 195
SEB SA 1,755 130
Sharp Corp/Japan 17,200 123
Sony Group Corp 88,900 7,068
$ 9,202
Insurance - 4.79%
Admiral Group PLC 12,699 312
Aegon NV 126,362 565
Ageas SA/NV 11,384 462
AIA Group Ltd 850,400 8,182
Allianz SE 28,828 4,873
Assicurazioni Generali SpA 78,386 1,150
Aviva PLC 199,683 969
AXA SA 131,917 3,107
Baloise Holding AG 3,232 467
Dai-ichi Life Holdings Inc 69,300 1,197
Gjensidige Forsikring ASA 14,115 286
Hannover Rueck SE 4,255 627
Insurance Australia Group Ltd 173,985 550
Japan Post Holdings Co Ltd 167,900 1,158
Japan Post Insurance Co Ltd 14,100 216
Legal & General Group PLC 421,397 1,234
M&G PLC 181,475 412
MS&AD Insurance Group Holdings Inc 31,400 937
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
9,887 2,362
NN Group NV 19,693 809
Phoenix Group Holdings PLC 52,910 370
Prudential PLC 194,045 2,037
QBE Insurance Group Ltd 104,686 858
Sampo Oyj 33,799 1,529
Sompo Holdings Inc 22,050 945
Suncorp Group Ltd 89,114 658

Schedule of Investments
International Equity Index Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Swiss Life Holding AG 2,225 $ 1,163
Swiss Re AG 21,287 1,655
T&D Holdings Inc 37,400 409
Tokio Marine Holdings Inc 43,200 2,394
Tryg A/S 25,412 574
Zurich Insurance Group AG 10,619 4,714
$ 47,181
Internet - 1.15%
Adevinta ASA - B Shares
(e)
20,567 166
Auto Trader Group PLC
(f)
66,565 503
CyberAgent Inc 30,300 295
Delivery Hero SE
(e),(f)
11,520 478
Grab Holdings Ltd
(e)
91,632 261
Just Eat Takeaway.com NV
(e),(f)
12,895 215
Kakaku.com Inc 9,500 175
M3 Inc 31,100 996
MonotaRO Co Ltd 17,700 318
Prosus NV
(e)
58,542 3,618
Rakuten Group Inc 61,500 298
Scout24 SE
(f)
5,659 326
Sea Ltd ADR
(e)
25,503 1,581
SEEK Ltd 23,729 335
Trend Micro Inc/Japan 9,400 579
United Internet AG 6,845 155
Wix.com Ltd
(e)
4,040 256
Z Holdings Corp 187,600 552
ZOZO Inc 8,800 194
$ 11,301
Investment Companies - 0.59%
Eurazeo SE 3,075 184
EXOR NV 7,653 461
Groupe Bruxelles Lambert SA 7,020 531
Industrivarden AB - A Shares 9,203 204
Industrivarden AB - C Shares 10,868 238
Investor AB - A Shares 35,198 585
Investor AB - B Shares 128,590 2,027
Kinnevik AB - B Shares
(e)
17,109 243
L E Lundbergforetagen AB 5,363 221
Melrose Industries PLC 308,604 487
Sofina SA 1,087 218
Washington H Soul Pattinson & Co Ltd 15,280 266
Wendel SE 1,880 148
$ 5,813
Iron & Steel - 0.50%
ArcelorMittal SA 37,174 882
BlueScope Steel Ltd 33,854 380
Fortescue Metals Group Ltd 119,521 1,485
Hitachi Metals Ltd
(e)
15,100 227
JFE Holdings Inc
(a)
34,600 372
Mineral Resources Ltd 12,017 512
Nippon Steel Corp
(a)
57,077 902
voestalpine AG 8,191 165
$ 4,925
Leisure Products & Services - 0.18%
Shimano Inc 5,200 920
Yamaha Corp 9,900 386
Yamaha Motor Co Ltd 21,000 435
$ 1,741
Lodging - 0.29%
Accor SA
(e)
12,012 287
City Developments Ltd 29,000 168
Galaxy Entertainment Group Ltd 154,000 861
InterContinental Hotels Group PLC 12,987 705
Sands China Ltd
(e)
171,200 383
Whitbread PLC 14,257 413
$ 2,817
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 1.00%
Epiroc AB - A Shares 46,512 $ 712
Epiroc AB - B Shares 27,523 375
Hitachi Construction Machinery Co Ltd 7,600 156
Hitachi Ltd 68,300 3,412
Komatsu Ltd 65,200 1,364
Mitsubishi Electric Corp 136,300 1,378
Mitsubishi Heavy Industries Ltd 22,600 871
Sandvik AB 75,253 1,173
Siemens Energy AG 30,771 453
$ 9,894
Machinery - Diversified - 2.01%
Atlas Copco AB - A Shares 189,580 1,924
Atlas Copco AB - B Shares 110,165 1,003
CNH Industrial NV 72,223 879
Daifuku Co Ltd 7,100 414
FANUC Corp 13,500 2,175
GEA Group AG 10,639 370
Hexagon AB 137,377 1,404
Husqvarna AB 29,615 199
Keyence Corp 13,660 5,129
KION Group AG 5,092 204
Kone Oyj 23,988 959
Kubota Corp 72,100 1,120
Omron Corp 13,100 689
SMC Corp 4,000 1,898
Spirax-Sarco Engineering PLC 5,206 636
Wartsila OYJ Abp 33,410 276
Yaskawa Electric Corp
(a)
16,900 550
$ 19,829
Media - 0.38%
Bollore SE 62,408 298
Informa PLC 103,429 655
Pearson PLC 47,295 473
Vivendi SE 50,856 461
Wolters Kluwer NV 18,528 1,812
$ 3,699
Metal Fabrication & Hardware - 0.18%
MISUMI Group Inc 20,100 493
SKF AB 27,056 406
Tenaris SA 33,328 456
VAT Group AG
(f)
1,905 455
$ 1,810
Mining - 2.73%
Anglo American PLC 89,685 2,882
Antofagasta PLC 27,832 354
BHP Group Ltd 357,297 9,747
Boliden AB
(e)
19,303 618
Evolution Mining Ltd 129,373 208
Glencore PLC 695,866 3,805
Newcrest Mining Ltd 63,035 758
Norsk Hydro ASA 94,918 652
Northern Star Resources Ltd 82,234 434
Rio Tinto Ltd 26,200 1,664
Rio Tinto PLC 79,355 4,381
South32 Ltd 327,792 903
Sumitomo Metal Mining Co Ltd 17,500 551
$ 26,957
Miscellaneous Manufacturers - 0.93%
Alfa Laval AB 20,449 545
Alstom SA 22,423 460
Indutrade AB 19,284 357
JSR Corp 12,800 286
Knorr-Bremse AG 5,119 248
Orica Ltd 31,721 332
Siemens AG 53,992 5,469
Smiths Group PLC 26,469 457
Toshiba Corp 27,500 1,018
$ 9,172

Schedule of Investments
International Equity Index Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0.37%
Canon Inc 70,500 $ 1,688
FUJIFILM Holdings Corp 25,400 1,290
Ricoh Co Ltd 40,600 319
Seiko Epson Corp 19,800 311
$ 3,608
Oil & Gas - 4.67%
Aker BP ASA
(a)
22,303 781
Ampol Ltd 16,819 395
BP PLC 1,363,690 6,968
DCC PLC 6,961 401
ENEOS Holdings Inc 216,530 818
Eni SpA 178,137 2,104
Equinor ASA 68,977 2,677
Galp Energia SGPS SA 35,378 382
Idemitsu Kosan Co Ltd 14,681 387
Inpex Corp 73,300 843
Neste Oyj 29,859 1,473
OMV AG 10,394 419
Repsol SA 102,412 1,330
Santos Ltd 227,095 1,212
Shell PLC 525,002 13,896
TotalEnergies SE 174,986 8,860
Woodside Energy Group Ltd 134,012 3,113
$ 46,059
Packaging & Containers - 0.05%
SIG Group AG
(e)
21,583 506
Pharmaceuticals - 8.93%
Amplifon SpA 8,788 229
Astellas Pharma Inc 129,700 1,839
AstraZeneca PLC 109,360 13,527
Bayer AG 69,338 3,667
Chugai Pharmaceutical Co Ltd 47,500 1,226
Daiichi Sankyo Co Ltd 123,600 3,714
Eisai Co Ltd 17,700 722
Grifols SA
(e)
21,052 255
GSK PLC 287,059 4,589
Hikma Pharmaceuticals PLC 11,710 178
Ipsen SA 2,661 255
Kobayashi Pharmaceutical Co Ltd 3,700 210
Kyowa Kirin Co Ltd 19,000 426
Merck KGaA 9,121 1,567
Nippon Shinyaku Co Ltd 3,400 186
Novartis AG 152,689 12,351
Novo Nordisk A/S 116,841 12,492
Ono Pharmaceutical Co Ltd 25,700 613
Orion Oyj 7,526 341
Otsuka Holdings Co Ltd 27,500 898
Recordati Industria Chimica e Farmaceutica SpA 7,379 301
Roche Holding AG
(a)
1,882 719
Roche Holding AG 49,586 15,978
Sanofi 80,368 6,570
Shionogi & Co Ltd 18,600 908
Takeda Pharmaceutical Co Ltd 106,000 2,930
Teva Pharmaceutical Industries Ltd ADR
(e)
78,367 708
UCB SA 8,923 627
$ 88,026
Pipelines - 0.06%
APA Group 83,276 628
Private Equity - 0.35%
3i Group PLC 68,690 967
Capitaland Investment Ltd/Singapore 183,500 483
EQT AB 21,042 471
Partners Group Holding AG 1,601 1,546
$ 3,467
Real Estate - 1.26%
Aroundtown SA 70,513 206
Azrieli Group Ltd 2,995 248
CK Asset Holdings Ltd 142,132 959
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Daito Trust Construction Co Ltd 4,400 $ 433
ESR Group Ltd
(f)
141,800 397
Fastighets AB Balder
(e)
44,533 246
Hang Lung Properties Ltd 143,000 238
Henderson Land Development Co Ltd 102,982 345
Hongkong Land Holdings Ltd 79,677 385
Hulic Co Ltd 27,000 205
LEG Immobilien SE 5,140 388
Mitsubishi Estate Co Ltd 83,400 1,123
Mitsui Fudosan Co Ltd 64,100 1,297
New World Development Co Ltd 106,750 348
Nomura Real Estate Holdings Inc 8,400 206
REA Group Ltd 3,729 322
Sagax AB 13,433 289
Sino Land Co Ltd 245,073 358
Sumitomo Realty & Development Co Ltd 21,800 533
Sun Hung Kai Properties Ltd 102,000 1,198
Swire Properties Ltd 82,400 190
Swiss Prime Site AG 5,414 466
UOL Group Ltd 32,800 162
Vonovia SE 50,553 1,369
Wharf Real Estate Investment Co Ltd 119,000 542
$ 12,453
REITs - 1.31%
Ascendas Real Estate Investment Trust 236,950 478
British Land Co PLC/The 62,145 310
CapitaLand Integrated Commercial Trust 374,238 553
Covivio 3,342 187
Daiwa House REIT Investment Corp 155 358
Dexus 75,911 449
Gecina SA 3,242 289
GLP J-Reit 301 367
Goodman Group 118,672 1,578
GPT Group/The 135,200 385
Japan Metropolitan Fund Invest 493 392
Japan Real Estate Investment Corp 88 408
Klepierre SA 15,184 311
Land Securities Group PLC 49,717 375
Link REIT 148,900 1,152
Mapletree Logistics Trust 231,000 276
Mapletree Pan Asia Commercial Trust 166,100 218
Mirvac Group 278,300 396
Nippon Building Fund Inc 108 538
Nippon Prologis REIT Inc
(e)
150 377
Nomura Real Estate Master Fund Inc
(e)
299 366
Scentre Group 366,335 728
Segro PLC 85,275 931
Stockland 168,485 414
Unibail-Rodamco-Westfield
(e)
8,324 428
Vicinity Centres 273,102 358
Warehouses De Pauw CVA 10,498 319
$ 12,941
Retail - 1.71%
Chow Tai Fook Jewellery Group Ltd 141,000 284
Cie Financiere Richemont SA 36,842 4,120
Domino's Pizza Enterprises Ltd 4,275 184
Fast Retailing Co Ltd
(a)
4,100 2,397
H & M Hennes & Mauritz AB 51,546 535
Industria de Diseno Textil SA 76,989 1,662
JD Sports Fashion PLC 182,029 238
Kingfisher PLC 142,339 382
McDonald's Holdings Co Japan Ltd 6,100 218
Moncler SpA 14,486 645
Next PLC 9,208 620
Nitori Holdings Co Ltd 5,600 535
Pan Pacific International Holdings Corp 27,000 485
Pandora A/S 6,404 385
Reece Ltd 15,956 173
Swatch Group AG/The - BR 2,042 495

Schedule of Investments
International Equity Index Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Swatch Group AG/The - REG 3,713 $ 169
USS Co Ltd 15,500 274
Welcia Holdings Co Ltd 6,600 138
Wesfarmers Ltd 80,046 2,561
Zalando SE
(e),(f)
15,725 364
$ 16,864
Semiconductors - 2.63%
Advantest Corp 13,400 759
ASM International NV 3,305 899
ASML Holding NV 28,688 14,003
Hamamatsu Photonics KK 9,900 420
Infineon Technologies AG 92,171 2,255
Lasertec Corp 5,300 734
Renesas Electronics Corp
(e)
82,300 779
Rohm Co Ltd 6,100 456
STMicroelectronics NV 48,237 1,681
SUMCO Corp 24,700 335
Tokyo Electron Ltd 10,500 3,293
Tower Semiconductor Ltd
(e)
7,697 361
$ 25,975
Shipbuilding - 0.02%
Kongsberg Gruppen ASA 6,310 216
Software - 1.37%
AVEVA Group PLC 8,515 276
Capcom Co Ltd 12,500 341
Dassault Systemes SE 47,042 1,814
Embracer Group AB
(a),(e)
47,288 293
Koei Tecmo Holdings Co Ltd 4,060 136
Konami Group Corp 6,500 330
Nemetschek SE 4,075 240
Nexon Co Ltd 34,900 695
Oracle Corp Japan 2,700 161
Sage Group PLC/The 71,897 596
SAP SE 73,701 6,277
Square Enix Holdings Co Ltd 6,100 265
Temenos AG 4,484 367
TIS Inc 16,000 456
Ubisoft Entertainment SA
(e)
6,625 306
WiseTech Global Ltd 10,364 409
Xero Ltd
(e)
9,499 559
$ 13,521
Telecommunications - 3.46%
Bezeq The Israeli Telecommunication Corp Ltd 146,393 247
BT Group PLC 490,450 858
Deutsche Telekom AG 228,762 4,311
Elisa Oyj 10,038 537
GN Store Nord AS 9,200 260
Hikari Tsushin Inc 1,500 190
HKT Trust & HKT Ltd 266,980 358
KDDI Corp 113,800 3,482
Koninklijke KPN NV 233,147 742
Nice Ltd
(e)
4,479 957
Nippon Telegraph & Telephone Corp 84,300 2,285
Nokia OYJ 381,938 1,925
Orange SA 140,809 1,426
Proximus SADP 10,735 137
Singapore Telecommunications Ltd 582,700 1,094
SoftBank Corp 202,700 2,222
SoftBank Group Corp 85,100 3,371
Spark New Zealand Ltd 132,095 437
Swisscom AG 1,827 945
Tele2 AB 40,061 427
Telecom Italia SpA/Milano
(e)
703,267 145
Telefonaktiebolaget LM Ericsson 206,005 1,541
Telefonica Deutschland Holding AG 73,480 191
Telefonica SA 369,805 1,526
Telenor ASA 49,386 540
Telia Co AB 187,619 660
Telstra Corp Ltd 286,627 775
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Vodafone Group PLC 1,885,614 $ 2,524
$ 34,113
Toys, Games & Hobbies - 0.43%
Bandai Namco Holdings Inc 14,100 1,058
Nintendo Co Ltd 7,800 3,193
$ 4,251
Transportation - 1.71%
AP Moller - Maersk A/S - A 219 512
AP Moller - Maersk A/S - B 355 852
Aurizon Holdings Ltd 129,916 329
Central Japan Railway Co 10,200 1,201
Deutsche Post AG 69,961 2,553
DSV A/S 13,213 1,952
East Japan Railway Co 21,300 1,103
Getlink SE 31,054 585
Hankyu Hanshin Holdings Inc 16,200 486
Keio Corp 7,200 274
Keisei Electric Railway Co Ltd 9,200 257
Kintetsu Group Holdings Co Ltd 12,200 414
Kuehne + Nagel International AG 3,834 886
Mitsui OSK Lines Ltd
(a)
24,200 630
MTR Corp Ltd 109,500 561
Nippon Express Holdings Inc 5,400 297
Nippon Yusen KK
(a)
11,400 869
Odakyu Electric Railway Co Ltd 20,800 284
Poste Italiane SpA
(f)
36,873 295
SG Holdings Co Ltd 20,500 340
SITC International Holdings Co Ltd 95,000 241
Tobu Railway Co Ltd 13,400 317
Tokyu Corp 37,400 445
West Japan Railway Co 15,400 599
Yamato Holdings Co Ltd 20,600 321
ZIM Integrated Shipping Services Ltd
(a)
5,949 215
$ 16,818
Water - 0.22%
Severn Trent PLC 17,665 570
United Utilities Group PLC 48,126 590
Veolia Environnement SA 46,973 1,047
$ 2,207
TOTAL COMMON STOCKS $ 945,704
PREFERRED STOCKS - 0.45% Shares Held Value (000's)
Automobile Manufacturers - 0.30%
Bayerische Motoren Werke AG 5.82% 4,192 $ 291
Porsche Automobil Holding SE 2.56% 10,807 762
Volkswagen AG 7.56% 13,097 1,863
$ 2,916
Consumer Products - 0.08%
Henkel AG & Co KGaA 1.85% 12,574 812
Electronics - 0.07%
Sartorius AG 1.26% 1,717 715
TOTAL PREFERRED STOCKS $ 4,443
Total Investments $ 1,022,682
Other Assets and Liabilities -  (3.72)% (36,682)
TOTAL NET ASSETS - 100.00% $ 986,000
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $39,961 or 4.05% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $41,142 or 4.17% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 A ct (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security

Schedule of Investments
International Equity Index Fund
August 31, 2022
See accompanying notes.

(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,451 or 1.47% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 22.04%
United Kingdom 14.32%
Switzerland 10.64%
France 10.40%
Australia 7.78%
United States 7.36%
Germany 7.13%
Netherlands 4.36%
Sweden 3.06%
Hong Kong 2.95%
Denmark 2.63%
Spain 2.32%
Italy 1.74%
Singapore 1.47%
Finland 1.21%
Ireland 0.94%
Norway 0.86%
Israel 0.83%
Belgium 0.76%
New Zealand 0.24%
Luxembourg 0.23%
Portugal 0.18%
Austria 0.17%
Chile 0.04%
Macao 0.04%
Jordan 0.02%
Other Assets and Liabilities
(3.72)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales August 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.13% $ 10,018 $ 651,212 $ 632,172 $ 29,058
$ 10,018 $ 651,212 $ 632,172 $ 29,058
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.13% $ 9 $ — $ — $ —
$ 9 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2022 Long 19 $ 1,736 $ (86)
Total $ (86)
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
August 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 5.39% Shares Held Value (000's)
Money Market Funds - 5.39%
BlackRock Liquidity FedFund - Institutional
Class 2.03%
(a),(b)
6,816,428 $ 6,817
Principal Government Money Market Fund -
Institutional Class 2.13%
(a),(b),(c)
31,174,328 31,174
$ 37,991
TOTAL INVESTMENT COMPANIES $ 37,991
COMMON STOCKS - 97.34% Shares Held Value (000's)
Advertising - 0.26%
Stroeer SE & Co KGaA 43,164 $ 1,834
Aerospace & Defense - 1.03%
Rheinmetall AG 22,485 3,570
Saab AB 110,763 3,700
$ 7,270
Agriculture - 0.35%
First Resources Ltd 2,260,500 2,437
Apparel - 0.61%
Dr Martens PLC 999,159 2,724
Yue Yuen Industrial Holdings Ltd 1,062,500 1,584
$ 4,308
Automobile Manufacturers - 0.65%
Mazda Motor Corp 521,000 4,614
Automobile Parts & Equipment - 1.69%
CIE Automotive SA 113,661 2,787
Faurecia SE
(d)
166,045 2,381
Toyoda Gosei Co Ltd 190,500 3,314
Toyota Boshoku Corp 173,800 2,524
Yokohama Rubber Co Ltd/The 53,100 869
$ 11,875
Banks - 4.09%
Banca Mediolanum SpA 512,886 3,268
Banco de Sabadell SA 4,883,216 3,358
Bank of Ireland Group PLC 925,987 5,706
BAWAG Group AG
(d),(e)
113,410 5,117
Chiba Bank Ltd/The 767,200 4,144
Fukuoka Financial Group Inc 283,500 5,066
Paragon Banking Group PLC 349,709 2,174
$ 28,833
Beverages - 0.68%
Royal Unibrew A/S 64,125 4,804
Biotechnology - 0.24%
Bavarian Nordic A/S
(d)
17,760 669
Cellectis SA ADR
(d)
117,012 387
Immunocore Holdings PLC ADR
(d)
6,489 343
Olink Holding AB ADR
(d),(f)
20,234 306
$ 1,705
Building Materials - 1.14%
Ibstock PLC
(e)
706,303 1,553
ROCKWOOL A/S 14,964 3,080
Sumitomo Osaka Cement Co Ltd 64,800 1,641
Wienerberger AG 75,347 1,762
$ 8,036
Chemicals - 1.86%
ADEKA Corp 177,700 2,999
Incitec Pivot Ltd 1,771,896 4,683
K+S AG 27,799 633
Kureha Corp 71,200 4,781
$ 13,096
Commercial Services - 2.29%
Hays PLC 2,738,405 3,713
Loomis AB 116,365 3,143
M&A Capital Partners Co Ltd
(d)
46,800 1,155
Persol Holdings Co Ltd 229,500 4,607
Rentokil Initial PLC 193,510 1,169
Sixt SE
(f)
23,988 2,346
$ 16,133
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 5.04%
BayCurrent Consulting Inc 14,100 $ 4,143
BIPROGY Inc 158,800 3,517
Computacenter PLC 120,418 3,450
CyberArk Software Ltd
(d)
31,190 4,500
GB Group PLC 460,146 2,382
Internet Initiative Japan Inc 143,800 5,193
Keywords Studios PLC 121,556 3,503
Kontron AG
(f)
3,708 56
Serco Group PLC 2,135,582 4,332
Sopra Steria Group SACA 24,340 3,360
Teleperformance 3,875 1,104
$ 35,540
Cosmetics & Personal Care - 0.49%
Pola Orbis Holdings Inc 313,400 3,457
Distribution & Wholesale - 2.33%
Rexel SA
(d)
250,368 4,066
RS GROUP PLC 487,413 6,131
Seven Group Holdings Ltd 214,971 2,704
Toromont Industries Ltd 45,404 3,515
$ 16,416
Diversified Financial Services - 3.65%
Euronext NV
(e)
55,686 4,115
IG Group Holdings PLC 519,371 4,929
Man Group PLC/Jersey 1,529,632 4,322
OSB Group PLC 487,260 3,107
SBI Holdings Inc /Japan 172,000 3,380
St James's Place PLC 261,798 3,351
Zenkoku Hosho Co Ltd 76,500 2,528
$ 25,732
Electric - 4.62%
BKW AG 23,424 2,838
Boralex Inc 149,700 5,642
Capital Power Corp 183,700 7,126
Encavis AG 119,134 2,546
Hera SpA 1,463,489 3,666
Northland Power Inc 148,900 5,097
Sembcorp Industries Ltd 2,336,000 5,660
$ 32,575
Electrical Components & Equipment - 1.44%
Nexans SA 27,364 2,500
Prysmian SpA 130,171 3,994
Signify NV
(e)
127,411 3,622
$ 10,116
Electronics - 0.41%
Comet Holding AG 16,516 2,872
Engineering & Construction - 3.37%
Alten SA 20,441 2,513
Arcadis NV 71,387 2,276
Balfour Beatty PLC 883,575 3,232
Downer EDI Ltd 995,943 3,406
Kumagai Gumi Co Ltd 67,000 1,282
MIRAIT ONE corp 194,200 2,183
SPIE SA 188,482 4,103
Stantec Inc 100,100 4,751
$ 23,746
Entertainment - 1.20%
CTS Eventim AG & Co KGaA
(d)
69,105 3,715
Entain PLC 210,073 3,091
Tokyotokeiba Co Ltd 55,300 1,673
$ 8,479
Environmental Control - 0.77%
Hitachi Zosen Corp 571,600 3,608
TRE Holdings Corp 150,700 1,846
$ 5,454
Food - 4.25%
AAK AB 223,340 3,421
Cranswick PLC 68,108 2,437
Empire Co Ltd 170,000 4,842

Schedule of Investments
International Small Company Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
GrainCorp Ltd 551,467 $ 3,119
J Sainsbury PLC 1,189,002 2,807
Morinaga Milk Industry Co Ltd 115,200 3,522
Sonae SGPS SA 3,143,345 3,160
Toyo Suisan Kaisha Ltd 161,100 6,608
$ 29,916
Forest Products & Paper - 0.74%
Sumitomo Forestry Co Ltd 307,300 5,196
Hand & Machine Tools - 0.66%
Amada Co Ltd 593,900 4,647
Healthcare - Products - 1.17%
Carl Zeiss Meditec AG 6,553 816
ConvaTec Group PLC
(e)
1,068,304 2,695
Tecan Group AG 12,907 4,749
$ 8,260
Healthcare - Services - 0.16%
ICON PLC
(d)
5,496 1,153
Holding Companies - Diversified - 0.52%
Swire Pacific Ltd 525,000 3,631
Home Builders - 0.43%
Redrow PLC 521,286 3,062
Insurance - 2.01%
ASR Nederland NV 172,380 7,036
Beazley PLC 695,688 4,694
Definity Financial Corp 86,100 2,439
$ 14,169
Internet - 2.32%
Criteo SA ADR
(d)
110,234 2,979
Future PLC 170,181 3,071
Scout24 SE
(e)
54,142 3,119
SMS Co Ltd 94,500 2,152
Trend Micro Inc /Japan 81,900 5,042
$ 16,363
Iron & Steel - 0.21%
Salzgitter AG 59,056 1,452
Leisure Products & Services - 0.64%
BRP Inc 65,300 4,529
Lodging - 0.92%
City Developments Ltd 564,000 3,275
Whitbread PLC 110,303 3,197
$ 6,472
Machinery - Construction & Mining - 0.48%
Weir Group PLC/The 202,650 3,413
Machinery - Diversified - 1.28%
ATS Automation Tooling Systems Inc
(d)
96,400 2,945
CKD Corp 188,700 2,482
IMI PLC 270,120 3,593
$ 9,020
Media - 0.64%
Nine Entertainment Co Holdings Ltd 3,027,142 4,493
Metal Fabrication & Hardware - 1.09%
Hanwa Co Ltd 87,200 2,157
Vallourec SA
(d)
236,292 2,460
VAT Group AG
(e)
12,665 3,028
$ 7,645
Mining - 3.82%
Alamos Gold Inc 576,000 4,153
Allkem Ltd
(d)
552,022 5,117
Capstone Copper Corp
(d)
415,100 932
Constellium SE
(d)
236,740 3,153
Deterra Royalties Ltd 677,341 1,914
IGO Ltd 495,905 4,438
SSR Mining Inc 221,634 2,992
Yamana Gold Inc 956,600 4,225
$ 26,924
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 1.39%
Aalberts NV 100,699 $ 3,693
Amano Corp 77,200 1,428
Trelleborg AB 223,213 4,638
$ 9,759
Office & Business Equipment - 0.47%
Canon Marketing Japan Inc 147,500 3,345
Oil & Gas - 3.50%
Aker BP ASA 1 —
Ampol Ltd 208,317 4,896
ARC Resources Ltd 230,300 3,179
Birchcliff Energy Ltd 366,690 3,230
Crescent Point Energy Corp 502,400 3,818
Harbour Energy PLC 388,300 2,143
Tourmaline Oil Corp 65,930 3,898
Whitecap Resources Inc 477,700 3,481
$ 24,645
Packaging & Containers - 2.52%
DS Smith PLC 1,190,461 3,689
Orora Ltd 1,901,979 4,284
Rengo Co Ltd 808,900 4,766
SIG Group AG
(d)
214,079 5,019
$ 17,758
Pharmaceuticals - 3.84%
ALK- Abello A/S
(d)
170,262 3,166
CVS Group PLC 211,118 4,448
Dechra Pharmaceuticals PLC 123,696 5,003
Galenica AG
(e)
61,234 4,306
Nippon Shinyaku Co Ltd 72,500 3,966
Ship Healthcare Holdings Inc 100,100 1,871
Suzuken Co Ltd/Aichi Japan 149,900 3,592
Towa Pharmaceutical Co Ltd 44,900 712
$ 27,064
Pipelines - 0.91%
Gaztransport Et Technigaz SA 27,501 3,501
Keyera Corp
(f)
117,800 2,903
$ 6,404
Private Equity - 0.60%
Intermediate Capital Group PLC 266,529 4,213
Real Estate - 2.01%
CA Immobilien Anlagen AG 65,371 2,082
Castellum AB 144,534 2,028
PSP Swiss Property AG 40,000 4,525
Tokyu Fudosan Holdings Corp 1,026,400 5,516
$ 14,151
REITs - 8.19%
Aedifica SA 22,081 2,089
Charter Hall Group 414,653 3,782
Cofinimmo SA 18,845 1,912
Derwent London PLC 72,296 2,040
Digital Core REIT Management Pte Ltd 1,448,100 1,092
First Capital Real Estate Investment Trust 251,700 2,898
Frasers Logistics & Commercial Trust 1,612,000 1,566
Granite Real Estate Investment Trust 65,800 3,738
HomeCo Daily Needs REIT 1,934,383 1,700
Japan Hotel REIT Investment Corp 8,567 4,223
Japan Metropolitan Fund Invest 3,557 2,825
Japan Prime Realty Investment Corp 1,234 3,655
Klepierre SA 185,353 3,802
Lendlease Global Commercial REIT 4,112,600 2,423
Mitsui Fudosan Logistics Park Inc
(d)
1,336 5,233
Safestore Holdings PLC 247,547 3,169
Summit Industrial Income REIT 208,200 2,920
Supermarket Income Reit PLC 1,614,763 2,270
Tritax Big Box REIT PLC 1,765,361 3,406
Warehouses De Pauw CVA 97,159 2,956
$ 57,699

Schedule of Investments
International Small Company Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 4.08%
ABC-Mart Inc
(f)
64,800 $ 2,607
B&M European Value Retail SA 822,398 3,527
Eagers Automotive Ltd
(f)
323,736 2,914
Grafton Group PLC 303,590 2,548
J Front Retailing Co Ltd
(f)
486,100 3,852
JD Sports Fashion PLC 2,674,042 3,498
KOMEDA Holdings Co Ltd
(f)
139,900 2,308
Moncler SpA 21,018 935
Super Retail Group Ltd 613,576 4,383
WH Smith PLC
(d)
129,867 2,153
$ 28,725
Semiconductors - 2.90%
ASM International NV 4,331 1,178
Japan Material Co Ltd 178,200 2,466
Nova Ltd
(d)
47,732 4,741
Tokyo Ohka Kogyo Co Ltd 40,400 1,981
Tower Semiconductor Ltd
(d)
115,178 5,343
Ulvac Inc 121,700 4,719
$ 20,428
Software - 3.35%
CompuGroup Medical SE & Co KgaA 42,040 1,581
Descartes Systems Group Inc /The
(d)
80,400 5,664
Open Text Corp 31,400 989
Pro Medicus Ltd
(f)
115,799 4,256
Sega Sammy Holdings Inc 367,600 5,457
Sophia Genetics SA
(d)
72,908 240
TIS Inc 189,900 5,408
$ 23,595
Telecommunications - 0.97%
Bezeq The Israeli Telecommunication Corp Ltd 4,058,057 6,842
Transportation - 3.06%
ComfortDelGro Corp Ltd 3,111,900 3,136
Kamigumi Co Ltd 266,600 5,217
Nippon Express Holdings Inc 79,100 4,352
Sankyu Inc 114,500 3,522
TFI International Inc 53,600 5,348
$ 21,575
TOTAL COMMON STOCKS $ 685,880
Total Investments $ 723,871
Other Assets and Liabilities -  (2.73)% (19,222)
TOTAL NET ASSETS - 100.00% $ 704,649
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $20,146 or 2.86% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 A ct (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $27,555 or 3.91% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $17,007 or 2.41% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 26.03%
United Kingdom 16.84%
Canada 13.09%
Australia 7.95%
United States 5.81%
France 5.15%
Switzerland 3.90%
Netherlands 3.11%
Germany 3.07%
Israel 3.04%
Singapore 2.78%
Sweden 2.44%
Ireland 1.83%
Italy 1.68%
Denmark 1.67%
Austria 1.28%
Belgium 0.99%
Spain 0.88%
Hong Kong 0.74%
Portugal 0.45%
Norway 0.00%
Other Assets and Liabilities
(2.73)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales August 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.13% $ 36,399 $ 572,040 $ 577,265 $ 31,174
$ 36,399 $ 572,040 $ 577,265 $ 31,174
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.13% $ 57 $ — $ — $ —
$ 57 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 0.13% Shares Held Value (000's)
Exchange-Traded Funds - 0.13%
iShares Short-Term National Muni Bond ETF 1,000 $ 104
JPMorgan Ultra-Short Municipal Income ETF 6 1
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
839 43
VanEck High Yield Muni ETF 341 18
VanEck Short High Yield Muni ETF 1,000 23
$ 189
TOTAL INVESTMENT COMPANIES $ 189
MUNICIPAL BONDS - 104.63%
Principal
Amount (000's) Value (000's)
Alabama - 2.37%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 1,500 $ 1,601
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
855 780
5.25%, 05/01/2044
(a)
1,000 912
$ 3,293
Arizona - 4.54%
Arizona Industrial Development Authority
7.25%, 01/01/2054
(a)
1,000 634
Maricopa County Industrial Development
Authority
4.00%, 10/15/2047
(a)
2,000 1,734
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,666
Salt Verde Financial Corp
5.00%, 12/01/2032 1,200 1,283
$ 6,317
Arkansas - 1.39%
Arkansas Development Finance Authority
4.75%, 09/01/2049
(a)
1,000 953
5.45%, 09/01/2052
(a),(b)
1,000 986
$ 1,939
California - 3.94%
Alameda Corridor Transportation
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 10/01/2052
(c)
1,000 1,055
Bay Area Toll Authority
2.60%, 04/01/2056 620 415
California Statewide Communities Development
Authority
5.25%, 12/01/2048
(a)
1,000 1,004
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,018
City of Los Angeles Department of Airports
5.00%, 05/15/2035
(d)
1,500 1,623
La Verne Public Financing Authority
7.25%, 09/01/2026 370 371
$ 5,486
Colorado - 5.42%
Centerra Metropolitan District No 1
5.00%, 12/01/2037
(a)
1,000 1,001
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,235
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 1,000 1,023
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,009
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 484
Pueblo Urban Renewal Authority
4.75%, 12/01/2045
(a)
2,000 1,844
Regional Transportation District
4.00%, 07/15/2040 1,000 948
$ 7,544
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Connecticut - 1.31%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
$ 1,800 $ 1,819
Delaware - 0.82%
Delaware River & Bay Authority
5.00%, 01/01/2033
(b)
1,000 1,135
District of Columbia - 1.44%
District of Columbia
4.00%, 07/01/2039 1,000 940
5.50%, 02/28/2037 1,000 1,069
$ 2,009
Florida - 5.64%
Florida Development Finance Corp
5.25%, 08/01/2029
(a)
2,500 2,445
7.38%, 01/01/2049
(a)
1,000 951
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(d)
3,000 3,081
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
1,500 1,156
Orange County Housing Finance Authority
7.00%, 10/01/2025 225 225
$ 7,858
Georgia - 1.22%
George L Smith II Congress Center Authority
5.00%, 01/01/2054
(a)
2,000 1,703
Illinois - 11.91%
Chicago O'Hare International Airport
5.50%, 01/01/2055
(b)
1,000 1,064
City of Chicago IL
5.50%, 01/01/2049 1,000 1,053
6.00%, 01/01/2038 1,900 2,042
7.46%, 02/15/2026 1,456 1,360
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2031 760 792
5.00%, 01/01/2039 1,200 1,235
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(d)
5,000 5,246
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050 1,000 1,020
5.00%, 06/15/2057 500 509
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(c)
1,000 1,084
State of Illinois
5.50%, 07/01/2027 1,150 1,176
$ 16,581
Indiana - 0.22%
Town of Shoals IN
7.25%, 11/01/2043 300 307
Iowa - 0.74%
Iowa Finance Authority
5.00%, 12/01/2050
(e)
1,000 1,023
Kentucky - 0.71%
City of Henderson KY
4.45%, 01/01/2042
(a)
1,000 988
Louisiana - 5.69%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 1,000 965
4.40%, 11/01/2044
(a)
905 801
5.50%, 11/01/2039
(a)
800 817
5.65%, 11/01/2037
(a)
1,000 1,035
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(f)
278 —

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2022
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Louisiana (continued)
Parish of St James LA
6.35%, 10/01/2040
(a)
$ 3,000 $ 3,320
Parish of St John the Baptist LA
2.10%, 06/01/2037
(e)
1,000 986
$ 7,924
Maine - 1 .88%
Finance Authority of Maine
5.25%, 01/01/2025
(a)
1,000 1,016
8.00%, 12/01/2051
(a)
2,000 1,607
$ 2,623
Maryland - 0.73%
City of Westminster MD
6.25%, 07/01/2044 600 615
Maryland Stadium Authority (credit support from
State Intercept Program )
0.00%, 05/01/2051
(c),(f)
1,500 397
$ 1,012
Massachusetts - 1.10%
Massachusetts Development Finance Agency
5.00%, 07/15/2040 1,300 1,529
Michigan - 2.72%
City of Detroit MI
5.00%, 04/01/2046 1,000 1,005
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 870 855
Michigan Strategic Fund
5.00%, 11/15/2043 1,000 990
5.00%, 11/15/2049 1,000 936
$ 3,786
Mississippi - 0 .41%
County of Lowndes MS
2.65%, 04/01/2037
(e)
600 575
Missouri - 0.75%
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 1,038
Montana - 2.07%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,400
County of Gallatin MT
4.00%, 10/15/2051
(a)
2,000 1,476
$ 2,876
Nevada - 1.60%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
1,400 1,492
State of Nevada Department of Business &
Industry
5.13%, 12/15/2037
(a)
942 735
$ 2,227
New Hampshire - 2.11%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(e)
1,000 889
4.38%, 09/20/2036 998 955
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08/01/2059 1,000 1,097
$ 2,941
New Jersey - 5.37%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 250 257
New Jersey Economic Development Authority
5.00%, 07/15/2028 500 533
5.00%, 06/15/2047 500 514
5.25%, 06/15/2040 55 59
5.25%, 06/15/2040 945 976
5.63%, 11/15/2030 1,500 1,542
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
New Jersey Economic Development Authority
(continued)
5.75%, 09/15/2027 $ 500 $ 501
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,084
South Jersey Port Corp
5.00%, 01/01/2048 1,000 1,009
$ 7,475
New York - 8.75%
New York Counties Tobacco Trust VI
5.00%, 06/01/2041 150 155
New York State Bridge Authority
4.00%, 01/01/2046 725 674
New York State Thruway Authority
5.25%, 01/01/2056 1,000 1,035
New York Transportation Development Corp
3.00%, 08/01/2031 1,000 931
4.00%, 10/01/2030 1,000 984
4.00%, 12/01/2041 1,250 1,159
4.00%, 04/30/2053 1,000 843
5.00%, 01/01/2036 1,000 1,028
5.38%, 08/01/2036 1,000 1,076
Westchester County Local Development Corp
5.00%, 07/01/2036
(a)
1,000 924
5.00%, 07/01/2056
(a)
1,250 1,033
Western Regional Off-Track Betting Corp
3.00%, 12/01/2026
(a)
1,240 1,146
4.13%, 12/01/2041
(a)
1,500 1,193
$ 12,181
Ohio - 3.08%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 150 143
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(a)
1,000 830
4.50%, 12/01/2055
(a)
1,300 1,078
Jefferson County Port Authority/OH
3.50%, 12/01/2051
(a)
1,500 1,112
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(a)
1,000 1,001
Ohio State Air Quality Development Authority
Escrow
0.00%, 12/01/2023
(f),(g)
1,000 130
$ 4,294
Oklahoma - 1.41%
Oklahoma Development Finance Authority
5.00%, 08/15/2038 1,000 939
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 1,024
$ 1,963
Oregon - 0.05%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(f)
1,000 73
Pennsylvania - 4.12%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 500 506
Allentown Neighborhood Improvement Zone
Development Authority
5.00%, 05/01/2042 1,000 1,039
Commonwealth Financing Authority
5.00%, 06/01/2028 1,000 1,106
5.00%, 06/01/2035 1,000 1,078
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 1,001

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2022
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania (continued)
Pennsylvania Economic Development Financing
Authority
5.50%, 11/01/2044 $ 1,000 $ 1,004
$ 5,734
Puerto Rico - 0.93%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(f)
34 32
0.00%, 07/01/2033
(f)
133 76
0.00%, 11/01/2043
(e),(f)
515 265
4.00%, 07/01/2033 103 97
4.00%, 07/01/2035 93 85
4.00%, 07/01/2037 80 71
4.00%, 07/01/2041 108 94
4.00%, 07/01/2046 113 95
5.38%, 07/01/2025 115 119
5.63%, 07/01/2027 114 121
5.63%, 07/01/2029 112 121
5.75%, 07/01/2031 109 119
$ 1,295
South Carolina - 2.07%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 500 484
6.50%, 06/01/2051
(a)
3,000 2,401
$ 2,885
South Dakota - 0.35%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 491
Tennessee - 2.65%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10/01/2028 1,050 1,073
5.00%, 10/01/2035 500 507
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(a)
1,600 1,344
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
750 772
$ 3,696
Texas - 5.99%
City of Houston TX Airport System Revenue
4.00%, 07/15/2041 1,500 1,352
North Texas Tollway Authority
5.00%, 01/01/2045 615 636
5.00%, 01/01/2048 500 523
Port Beaumont Navigation District
3.63%, 01/01/2035
(a)
2,000 1,693
4.00%, 01/01/2050
(a)
3,500 2,762
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 1,000 1,062
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12/31/2038 300 310
$ 8,338
Utah - 0.92%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,286
Vermont - 0.92%
Vermont Economic Development Authority
4.63%, 04/01/2036
(a),(e)
1,300 1,280
Virgin Islands - 0 .74%
Matching Fund Special Purpose Securitization
Corp
5.00%, 10/01/2039 1,000 1,036
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Virginia - 1.51%
Virginia Small Business Financing Authority
4.00%, 12/01/2036 $ 510 $ 483
4.00%, 01/01/2039 800 751
4.00%, 01/01/2048 1,000 870
$ 2,104
Washington - 1.97%
Port of Seattle WA
4.00%, 08/01/2047 2,000 1,848
Washington State Housing Finance Commission
3.50%, 12/20/2035 982 895
$ 2,743
Wisconsin - 3.07%
Public Finance Authority
4.00%, 03/31/2056 1,165 919
5.00%, 01/01/2024 500 511
5.00%, 12/01/2025 1,200 1,260
5.00%, 09/01/2039
(a)
1,000 1,000
Wisconsin Health & Educational Facilities
Authority
5.50%, 07/01/2023 25 24
6.50%, 07/01/2033 300 219
7.00%, 07/01/2043 500 334
$ 4,267
TOTAL MUNICIPAL BONDS $ 145,674
Total Investments $ 145,863
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.05)%
Notes with interest rates of 1.70% - 1.86% at
August 31, 2022 and contractual maturity of
collateral from 2024-2029.
(h)
$ (7,032) (7,032)
Total Net Investments $ 138,831
Other Assets and Liabilities -  0.29% 397
TOTAL NET ASSETS - 100.00% $ 139,228
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $53,405 or 38.36% of net assets.
(b) Security purchased on a when-issued basis.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Non-income producing security
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
August 31, 2022.

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2022
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 90.19%
General Obligation Unlimited 4.53%
Tax Allocation 3.96%
Insured 1.83%
Certificate Participation 0.98%
Special Assessment 0.97%
General Obligation Limited 0.89%
Prerefunded 0.74%
Special Tax 0.35%
Notes 0.19%
Investment Companies 0.13%
Liability For Floating Rate Notes Issued (5.05)%
Other Assets and Liabilities
0.29%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 3.58% Shares Held Value (000's)
Money Market Funds - 3.58%
BlackRock Liquidity FedFund - Institutional
Class 2.03%
(a),(b)
4,510,390 $ 4,510
Principal Government Money Market Fund -
Institutional Class 2.13%
(a),(b),(c)
77,330,633 77,330
$ 81,840
TOTAL INVESTMENT COMPANIES $ 81,840
COMMON STOCKS - 94.77% Shares Held Value (000's)
Aerospace & Defense - 1.66%
Bharat Electronics Ltd 9,934,800 $ 37,961
Agriculture - 0.32%
ITC Ltd 1,813,000 7,245
Automobile Manufacturers - 0.92%
Kia Corp 351,700 21,080
Automobile Parts & Equipment - 0.49%
Fangda Special Steel Technology Co Ltd 12,090,200 11,286
Banks - 20.63%
Absa Group Ltd 1,750,300 18,128
Agricultural Bank of China Ltd 38,328,000 12,524
Banco do Brasil SA 4,113,000 33,023
Bank Mandiri Persero Tbk PT 16,308,000 9,705
Bank of Chengdu Co Ltd 10,929,400 24,754
Bank of China Ltd 129,567,400 45,215
China Construction Bank Corp 59,984,000 37,081
China Merchants Bank Co Ltd 5,866,500 30,002
FirstRand Ltd 8,959,500 33,465
Grupo Financiero Banorte SAB de CV 5,922,100 34,980
Hana Financial Group Inc 1,222,800 35,641
ICICI Bank Ltd 3,709,000 40,670
Industrial & Commercial Bank of China Ltd 23,376,800 11,876
Nedbank Group Ltd
(d)
1,004,100 11,852
Sberbank of Russia PJSC ADR
(e)
3,419,500 —
SCB X PCL 4,976,000 14,974
Shinhan Financial Group Co Ltd 753,500 20,415
State Bank of India 7,353,000 48,412
Woori Financial Group Inc 897,500 8,119
$ 470,836
Beverages - 0.63%
Ambev SA 4,872,900 14,359
Building Materials - 0.48%
Xinyi Glass Holdings Ltd 5,895,200 10,888
Chemicals - 9.10%
Anhui Guangxin Agrochemical Co Ltd 4,987,746 19,786
Anhui Jinhe Industrial Co Ltd 2,424,986 15,041
Beijing Easpring Material Technology Co Ltd 666,929 7,534
Chengdu Wintrue Holding Co Ltd 5,534,999 11,372
Coromandel International Ltd 1,465,600 19,242
Daqo New Energy Corp ADR
(e)
95,000 6,334
Formosa Plastics Corp 4,417,300 13,171
Jiangsu Yangnong Chemical Co Ltd 592,990 9,751
Lier Chemical Co Ltd 2,868,842 9,183
LOTTE Fine Chemical Co Ltd 143,100 7,487
Luxi Chemical Group Co Ltd 6,142,996 12,214
Ningxia Baofeng Energy Group Co Ltd 6,748,933 13,218
SABIC Agri -Nutrients Co 312,000 14,403
Sasol Ltd
(e)
1,018,700 19,592
Shandong Hualu Hengsheng Chemical Co Ltd 5,737,966 24,169
Tianqi Lithium Corp
(e)
316,951 5,210
$ 207,707
Coal - 2.25%
China Shenhua Energy Co Ltd 10,934,900 34,295
Shaanxi Coal Industry Co Ltd 5,393,168 17,162
$ 51,457
Computers - 4.59%
Asia Vital Components Co Ltd 3,222,000 11,350
Asustek Computer Inc 3,594,500 29,910
Infosys Ltd ADR 2,228,718 40,785
Lenovo Group Ltd 14,845,000 12,226
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Tata Elxsi Ltd 94,462 $ 10,537
$ 104,808
Diversified Financial Services - 4.71%
Banco BTG Pactual SA 4,149,000 20,416
Chailease Holding Co Ltd 3,355,111 21,542
Fubon Financial Holding Co Ltd 7,296,312 13,681
Housing Development Finance Corp Ltd 845,000 25,583
KB Financial Group Inc 718,700 26,383
$ 107,605
Electrical Components & Equipment - 1.72%
Ecopro BM Co Ltd 96,344 7,972
L&F Co Ltd
(e)
68,000 11,533
LG Innotek Co Ltd 77,500 19,728
$ 39,233
Electronics - 3.43%
China Zhenhua Group Science & Technology Co
Ltd
534,953 8,655
E Ink Holdings Inc 3,108,900 24,174
Gold Circuit Electronics Ltd
(e)
4,110,000 11,177
Lotes Co Ltd 729,885 17,304
Nan Ya Printed Circuit Board Corp 919,400 8,021
SIMMTECH Co Ltd 310,000 8,886
$ 78,217
Energy - Alternate Sources - 0.76%
Tongwei Co Ltd 2,260,560 17,243
Entertainment - 0.57%
JYP Entertainment Corp 288,000 13,039
Food - 2.95%
Dino Polska SA
(e),(f)
363,800 26,540
JBS SA 5,898,900 33,552
Marfrig Global Foods SA 2,845,600 7,220
$ 67,312
Gas - 2.04%
ENN Energy Holdings Ltd 2,027,700 29,458
ENN Natural Gas Co Ltd 5,792,300 17,161
$ 46,619
Healthcare - Products - 0.36%
Jafron Biomedical Co Ltd 1,220,948 8,275
Internet - 8.66%
Alibaba Group Holding Ltd ADR
(e)
507,400 48,411
JD.com Inc 335,000 10,604
Kuaishou Technology
(e),(f)
700,000 6,065
Meituan
(e),(f)
872,000 20,943
Pinduoduo Inc ADR
(e)
404,076 28,811
Tencent Holdings Ltd 2,002,282 82,756
$ 197,590
Iron & Steel - 0.73%
Kumba Iron Ore Ltd 157,263 3,482
Vale SA 1,062,900 13,282
$ 16,764
Metal Fabrication & Hardware - 0.41%
YongXing Special Materials Technology Co Ltd 481,923 9,314
Mining - 1.11%
China Hongqiao Group Ltd 7,049,700 6,836
Grupo Mexico SAB de CV 3,680,800 13,867
MMC Norilsk Nickel PJSC ADR 671,346 —
Northam Platinum Holdings Ltd
(e)
483,800 4,558
$ 25,261
Oil & Gas - 3.19%
Gazprom PJSC ADR
(e)
2,043,000 —
LUKOIL PJSC ADR 338,000 —
Novatek PJSC 102,600 —
Petro Rio SA
(e)
1,333,000 7,008
PetroChina Co Ltd 40,091,200 18,643
PTT Exploration & Production PCL 4,798,200 22,192
Saudi Arabian Oil Co
(f)
2,495,680 24,859
$ 72,702

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 1.48%
Beijing Wantai Biological Pharmacy Enterprise
Co Ltd
616,362 $ 11,375
CSPC Pharmaceutical Group Ltd 12,547,600 12,729
Shanghai Fosun Pharmaceutical Group Co Ltd 2,994,800 9,634
$ 33,738
Retail - 2.30%
Astra International Tbk PT 25,160,205 11,806
Li Ning Co Ltd 1,369,100 12,470
Wal-Mart de Mexico SAB de CV 3,659,000 11,990
Zhongsheng Group Holdings Ltd 3,444,300 16,286
$ 52,552
Semiconductors - 13.97%
Amlogic Shanghai Co Ltd
(e)
733,500 9,119
LX Semicon Co Ltd 108,400 7,627
MediaTek Inc 873,148 18,892
Parade Technologies Ltd 414,700 11,609
Realtek Semiconductor Corp 583,938 6,562
Samsung Electronics Co Ltd 1,494,949 66,227
Taiwan Semiconductor Manufacturing Co Ltd 9,314,756 152,481
Taiwan Semiconductor Manufacturing Co Ltd
ADR
232,717 19,397
Yangzhou Yangjie Electronic Technology Co Ltd 1,086,000 9,171
Zhejiang Jingsheng Mechanical & Electrical Co
Ltd
1,632,765 17,835
$ 318,920
Software - 3.24%
HCL Technologies Ltd 3,416,200 39,737
NetEase Inc 1,563,000 27,911
TOTVS SA 1,149,000 6,277
$ 73,925
Telecommunications - 0.57%
MTN Group Ltd 1,782,400 12,901
Transportation - 1.50%
COSCO SHIPPING Holdings Co Ltd 8,966,800 13,386
Evergreen Marine Corp Taiwan Ltd
(e)
3,035,000 8,697
SITC International Holdings Co Ltd 4,751,700 12,050
$ 34,133
TOTAL COMMON STOCKS $ 2,162,970
PREFERRED STOCKS - 1.99% Shares Held Value (000's)
Banks - 0.85%
Banco Bradesco SA 0.20% 5,328,895 $ 19,472
Oil & Gas - 1.14%
Petroleo Brasileiro SA 11.76% 4,050,100 25,878
TOTAL PREFERRED STOCKS $ 45,350
Total Investments $ 2,290,160
Other Assets and Liabilities -  (0.34)% (7,842)
TOTAL NET ASSETS - 100.00% $ 2,282,318
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,320 or 0.58% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 A ct (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,733 or 0.51% of net assets.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $78,407 or 3.44% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 36.06%
Taiwan 15.62%
India 11.83%
Korea, Republic Of 11.13%
Brazil 7.92%
South Africa 4.56%
United States 4.09%
Mexico 2.66%
Saudi Arabia 1.72%
Thailand 1.63%
Poland 1 .16%
Hong Kong 1.01%
Indonesia 0.95%
Russian Federation 0.00%
Other Assets and Liabilities
(0.34)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales August 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.13% $ 88,192 $ 1,272,288 $ 1,283,150 $ 77,330
$ 88,192 $ 1,272,288 $ 1,283,150 $ 77,330
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.13% $ 178 $ — $ — $ —
$ 178 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 1.30% Shares Held Value (000's)
Money Market Funds - 1.30%
Principal Government Money Market Fund -
Institutional Class 2.13%
(a),(b)
13,815,405 $ 13,815
TOTAL INVESTMENT COMPANIES $ 13,815
COMMON STOCKS - 98.69% Shares Held Value (000's)
Advertising - 1.51%
Interpublic Group of Cos Inc /The 580,144 $ 16,035
Automobile Parts & Equipment - 1.31%
Linamar Corp 294,640 13,929
Banks - 10 .78%
Bank OZK 676,801 27,431
Cathay General Bancorp 415,434 17,423
Cullen/Frost Bankers Inc 143,966 18,710
East West Bancorp Inc 366,907 26,480
ServisFirst Bancshares Inc 200,098 16,880
Washington Trust Bancorp Inc 146,743 7,429
$ 114,353
Chemicals - 3.84%
HB Fuller Co 153,489 9,955
Huntsman Corp 480,001 13,450
RPM International Inc 186,478 17,372
$ 40,777
Commercial Services - 1.49%
John Wiley & Sons Inc 192,821 8,876
Morningstar Inc 30,229 6,892
$ 15,768
Computers - 3.45%
Amdocs Ltd 312,133 26,678
Leidos Holdings Inc 104,839 9,965
$ 36,643
Consumer Products - 2.50%
Avery Dennison Corp 113,166 20,779
WD-40 Co 30,385 5,748
$ 26,527
Diversified Financial Services - 4.47%
Federal Agricultural Mortgage Corp 118,964 12,996
Hamilton Lane Inc 229,287 15,954
Raymond James Financial Inc 177,197 18,494
$ 47,444
Electric - 3.03%
ALLETE Inc 245,461 14,527
IDACORP Inc 160,997 17,587
$ 32,114
Electrical Components & Equipment - 2.61%
Energizer Holdings Inc 308,572 8,671
Littelfuse Inc 80,128 19,008
$ 27,679
Electronics - 3.67%
Hubbell Inc 85,669 17,674
Mesa Laboratories Inc 42,023 7,180
nVent Electric PLC 426,245 14,049
$ 38,903
Engineering & Construction - 0.72%
Comfort Systems USA Inc 75,899 7,616
Food - 1.70%
Ingredion Inc 207,197 18,041
Gas - 1.56%
NiSource Inc 560,483 16,540
Hand & Machine Tools - 4.55%
Lincoln Electric Holdings Inc 127,284 17,398
MSA Safety Inc 113,182 13,453
Snap-on Inc 80,006 17,430
$ 48,281
Healthcare - Products - 3.99%
CONMED Corp 214,099 18,963
DENTSPLY SIRONA Inc 267,192 8,756
STERIS PLC 72,763 14,653
$ 42,372
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1 .52%
Select Medical Holdings Corp 630,628 $ 16,169
Home Builders - 3.20%
LCI Industries 155,477 18,015
MDC Holdings Inc 511,234 15,889
$ 33,904
Insurance - 4.62%
Assured Guaranty Ltd 348,692 17,808
Fidelity National Financial Inc 557,012 21,779
Kinsale Capital Group Inc 37,206 9,435
$ 49,022
Leisure Products & Services - 3.97%
Acushnet Holdings Corp 414,193 19,736
Brunswick Corp/DE 299,403 22,369
$ 42,105
Machinery - Diversified - 4.66%
Albany International Corp 181,496 16,006
Crane Holdings Co 147,062 13,877
Nordson Corp 86,126 19,565
$ 49,448
Media - 0.75%
Cable One Inc 6,966 7,906
Metal Fabrication & Hardware - 1.51%
Timken Co/The 254,819 16,051
Miscellaneous Manufacturers - 1.43%
Donaldson Co Inc 162,366 8,338
EnPro Industries Inc 75,811 6,865
$ 15,203
Oil & Gas - 3.77%
Coterra Energy Inc 428,306 13,239
Diamondback Energy Inc 113,884 15,178
HF Sinclair Corp 220,475 11,604
$ 40,021
Packaging & Containers - 1.08%
Packaging Corp of America 83,656 11,454
Pharmaceuticals - 1.05%
Organon & Co 390,872 11,152
Pipelines - 1.28%
Targa Resources Corp 198,781 13,563
REITs - 11.56%
Agree Realty Corp 238,180 17,940
Camden Property Trust 79,989 10,279
Cousins Properties Inc 402,548 10,809
EastGroup Properties Inc 86,372 14,254
Four Corners Property Trust Inc 479,818 12,902
Granite Real Estate Investment Trust 246,264 13,988
Medical Properties Trust Inc 832,868 12,168
STORE Capital Corp 676,317 18,247
Terreno Realty Corp 198,797 12,125
$ 122,712
Retail - 1.70%
Papa John's International Inc 101,481 8,203
Williams-Sonoma Inc 66,008 9,818
$ 18,021
Semiconductors - 3.43%
MKS Instruments Inc 225,241 22,436
Monolithic Power Systems Inc 30,840 13,976
$ 36,412
Shipbuilding - 0.95%
Huntington Ingalls Industries Inc 43,865 10,100
Toys, Games & Hobbies - 1.03%
Hasbro Inc 138,497 10,916
TOTAL COMMON STOCKS $ 1,047,181
Total Investments $ 1,060,996
Other Assets and Liabilities -  0.01% 107
TOTAL NET ASSETS - 100.00% $ 1,061,103

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2022
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 A ct (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 31.43%
Industrial 21.18%
Consumer, Non-cyclical 12.25%
Consumer, Cyclical 11.21%
Technology 6.88%
Energy 5.05%
Utilities 4.59%
Basic Materials 3.84%
Communications 2.26%
Money Market Funds 1.30%
Other Assets and Liabilities
0.01%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales August 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.13% $ 12,632 $ 276,422 $ 275,239 $ 13,815
$ 12,632 $ 276,422 $ 275,239 $ 13,815
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.13% $ 54 $ — $ — $ —
$ 54 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Growth Fund
August 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 4.03% Shares Held Value (000's)
Money Market Funds - 4.03%
BlackRock Liquidity FedFund - Institutional
Class 2.03%
(a),(b)
205,799 $ 206
Principal Government Money Market Fund -
Institutional Class 2.13%
(a),(c)
144,824 145
$ 351
TOTAL INVESTMENT COMPANIES $ 351
COMMON STOCKS - 98.88% Shares Held Value (000's)
Apparel - 2.00%
Deckers Outdoor Corp
(d)
301 $ 97
On Holding AG
(d)
3,870 77
$ 174
Automobile Parts & Equipment - 1.95%
Visteon Corp
(d)
1,419 170
Beverages - 2.80%
Celsius Holdings Inc
(d)
2,356 244
Biotechnology - 3.80%
Cytokinetics Inc
(d)
1,933 102
Halozyme Therapeutics Inc
(d)
1,604 65
United Therapeutics Corp
(d)
722 164
$ 331
Building Materials - 0.44%
Builders FirstSource Inc
(d)
647 38
Commercial Services - 7.70%
Driven Brands Holdings Inc
(d)
3,823 120
Herc Holdings Inc 537 60
Paylocity Holding Corp
(d)
590 142
Quanta Services Inc 1,242 176
WillScot Mobile Mini Holdings Corp
(d)
4,274 172
$ 670
Computers - 1.02%
Pure Storage Inc
(d)
3,088 89
Cosmetics & Personal Care - 1.11%
elf Beauty Inc
(d)
2,532 97
Diversified Financial Services - 1.40%
Flywire Corp
(d)
4,910 122
Electronics - 1.96%
Hubbell Inc 829 171
Energy - Alternate Sources - 6.23%
Enphase Energy Inc
(d)
692 198
Plug Power Inc
(d)
4,947 139
Shoals Technologies Group Inc
(d)
7,771 205
$ 542
Engineering & Construction - 3.63%
AECOM 2,345 171
Dycom Industries Inc
(d)
1,290 145
$ 316
Food - 1.71%
Hostess Brands Inc
(d)
6,416 149
Healthcare - Products - 7.02%
Axonics Inc
(d)
1,869 135
Inspire Medical Systems Inc
(d)
569 109
Repligen Corp
(d)
371 81
Shockwave Medical Inc
(d)
451 134
STAAR Surgical Co
(d)
1,604 152
$ 611
Healthcare - Services - 4.82%
Acadia Healthcare Co Inc
(d)
2,378 195
Molina Healthcare Inc
(d)
420 142
Oak Street Health Inc
(d)
3,177 83
$ 420
Insurance - 2.00%
BRP Group Inc
(d)
1,439 45
Kinsale Capital Group Inc 510 129
$ 174
Internet - 0.87%
Chewy Inc
(d),(e)
2,213 76
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0.80%
Hyatt Hotels Corp
(d)
776 $ 70
Machinery - Diversified - 1.13%
Chart Industries Inc
(d)
505 98
Media - 1.17%
Endeavor Group Holdings Inc
(d)
4,494 102
Metal Fabrication & Hardware - 1.32%
RBC Bearings Inc
(d)
253 61
Xometry Inc
(d)
1,111 54
$ 115
Mining - 0.55%
Livent Corp
(d)
1,481 48
Oil & Gas - 5.34%
Matador Resources Co 4,041 241
Range Resources Corp 6,838 224
$ 465
Pharmaceuticals - 3.65%
Jazz Pharmaceuticals PLC
(d)
596 92
Option Care Health Inc
(d)
7,293 226
$ 318
Retail - 5.69%
Academy Sports & Outdoors Inc 2,891 124
BJ's Wholesale Club Holdings Inc
(d)
2,371 177
Floor & Decor Holdings Inc
(d)
948 77
Ollie's Bargain Outlet Holdings Inc
(d)
754 42
Wingstop Inc 663 75
$ 495
Semiconductors - 4.64%
Axcelis Technologies Inc
(d)
902 61
Impinj Inc
(d)
607 54
Monolithic Power Systems Inc 241 109
Wolfspeed Inc
(d)
1,585 180
$ 404
Software - 21.00%
Alignment Healthcare Inc
(d)
6,700 102
Braze Inc
(d)
2,831 117
Confluent Inc
(d)
1,572 43
DoubleVerify Holdings Inc
(d)
3,292 85
Duolingo Inc
(d)
881 83
EngageSmart Inc
(d)
3,626 72
Evolent Health Inc
(d)
9,519 350
Five9 Inc
(d)
689 68
Gitlab Inc
(d)
2,258 135
HashiCorp Inc
(d),(e)
2,313 82
Manhattan Associates Inc
(d)
964 136
MongoDB Inc
(d)
306 99
Privia Health Group Inc
(d)
1,140 45
Procore Technologies Inc
(d)
1,618 88
Signify Health Inc
(d)
8,899 248
ZoomInfo Technologies Inc
(d)
1,642 75
$ 1,828
Telecommunications - 1.84%
Arista Networks Inc
(d)
417 50
Calix Inc
(d)
1,865 110
$ 160
Toys, Games & Hobbies - 1.29%
Mattel Inc
(d)
5,064 112
TOTAL COMMON STOCKS $ 8,609
Total Investments $ 8,960
Other Assets and Liabilities -  (2.91)% (253)
TOTAL NET ASSETS - 100.00% $ 8,707

Schedule of Investments
Small-MidCap Growth Fund
August 31, 2022
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $206 or
2.37% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 A ct (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $190 or 2.18% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 32.61%
Technology 26.66%
Consumer, Cyclical 11.73%
Energy 11.57%
Industrial 8.48%
Money Market Funds 4.03%
Communications 3.88%
Financial 3.40%
Basic Materials 0.55%
Other Assets and Liabilities
(2.91)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales August 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.13% $ 260 $ 5,282 $ 5,397 $ 145
$ 260 $ 5,282 $ 5,397 $ 145
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.13% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 1.10% Shares Held Value (000's)
Exchange-Traded Funds - 0.11%
Invesco Preferred ETF 600,293 $ 7,426
iShares Preferred & Income Securities ETF
(a)
528 17
$ 7,443
Money Market Funds - 0.99%
BlackRock Liquidity FedFund - Institutional
Class 2.03%
(b),(c)
21,628,405 21,628
Principal Government Money Market Fund -
Institutional Class 2.13%
(b),(c),(d)
42,280,100 42,280
$ 63,908
TOTAL INVESTMENT COMPANIES $ 71,351
CONVERTIBLE PREFERRED STOCKS
- 0.65% Shares Held Value (000's)
Banks - 0.65%
Wells Fargo & Co 7.50%
(a),(e)
33,833 $ 41,953
TOTAL CONVERTIBLE PREFERRED STOCKS $ 41,953
PREFERRED STOCKS - 8.75% Shares Held Value (000's)
Banks - 3.43%
AgriBank FCB 6.88%, 01/01/2024
(e)
61,700 $ 6,263
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 5.63%, 09/15/2025
(a),(e)
201,260 4,659
Bank of America Corp 4.38%, 11/03/2025
(a),(e)
335,849 6,549
Bank of Hawaii Corp 4.38%, 08/01/2026
(a),(e)
1,981 37
Citigroup Inc 6.88%, 11/15/2023
(e)
374,723 9,499
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 5.00%, 01/06/2025
(e)
6,909 141
Citizens Financial Group Inc 6.35%, 04/06/2024
(e)
14,879 370
3 Month USD LIBOR + 3.64%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(a),(e)
382,212 7,809
First Republic Bank/CA 4.00%, 08/30/2026
(e)
136,033 2,333
Fulton Financial Corp 5.13%, 01/15/2026
(a),(e)
451,133 9,411
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(e)
552,860 13,534
3 Month USD LIBOR + 3.64%
JPMorgan Chase & Co 4.75%, 12/01/2024
(e)
277,529 6,022
JPMorgan Chase & Co 5.75%, 12/01/2023
(e)
198,458 4,904
KeyCorp 0.00%, 12/15/2027
(a),(e),(f)
247,324 6,178
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
KeyCorp 6.13%, 12/15/2026
(e)
742,822 18,920
3 Month USD LIBOR + 3.89%
Morgan Stanley 4.88%, 01/15/2025
(e)
7,107 149
Morgan Stanley 5.85%, 04/15/2027
(e)
649,481 16,075
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 12/31/2049
(e)
772,000 20,149
PNC Financial Services Group Inc/The 6.85%,
11/01/2022
(e)
512,467 12,924
3 Month USD LIBOR + 4.07%
Regions Financial Corp 4.45%, 06/15/2026
(a),(e)
305,618 5,788
Regions Financial Corp 5.70%, 05/15/2029
(e)
328,950 7,622
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(e)
227,530 5,620
3 Month USD LIBOR + 3.11%
SVB Financial Group 5.25%, 02/15/2025
(e)
5,341 112
Synovus Financial Corp 5.88%, 07/01/2024
(e)
344,110 8,248
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp 4.75%, 09/01/2025
(e)
475,202 9,575
US Bancorp 3.75%, 01/15/2026
(a),(e)
13,090 225
US Bancorp 4.00%, 04/15/2026
(a),(e)
35,656 640
Valley National Bancorp 6.25%, 06/30/2025
(e)
170,096 4,174
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(e)
194,856 4,232
Webster Financial Corp 6.50%, 10/15/2022
(e)
38,338 961
Wells Fargo & Co 4.75%, 03/15/2025
(e)
338,394 6,683
Wells Fargo & Co 5.63%, 12/15/2022
(a),(e)
165,080 3,906
Wells Fargo & Co 5.85%, 09/15/2023
(e)
56,255 1,351
3 Month USD LIBOR + 3.09%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 6.63%, 03/15/2024
(e)
195,025 $ 4,924
3 Month USD LIBOR + 3.69%
Western Alliance Bancorp 4.25%, 09/30/2026
(e)
567,000 12,406
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
$ 222,393
Diversified Financial Services - 0.29%
Affiliated Managers Group Inc 4.20%,
09/30/2061
160,000 2,763
Affiliated Managers Group Inc 4.75%,
09/30/2060
8,200 159
Affiliated Managers Group Inc 5.88%,
03/30/2059
147,110 3,431
Capital One Financial Corp 4.80%, 06/01/2025
(e)
167,734 3,225
Capital One Financial Corp 5.00%, 12/01/2024
(a),(e)
345,769 6,985
Stifel Financial Corp 4.50%, 08/15/2026
(e)
110,647 1,985
$ 18,548
Electric - 1.04%
Alabama Power Co 5.00%, 10/03/2022
(e)
490,533 12,116
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
490,152 11,891
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 118,402 2,842
DTE Energy Co 4.38%, 12/01/2081 256,039 4,752
DTE Energy Co 5.25%, 12/01/2077 311,382 7,252
Duke Energy Corp 5.75%, 06/15/2024
(e)
45,234 1,141
Entergy Arkansas LLC 4.88%, 09/01/2066 23,992 554
Entergy Louisiana LLC 4.88%, 09/01/2066 5,990 139
Entergy Texas Inc 5.38%, 10/15/2024
(a),(e)
30,000 754
Georgia Power Co 5.00%, 10/01/2077
(a)
220,092 5,432
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
80,326 1,958
Southern Co/The 4.95%, 01/30/2080 238,836 5,216
Southern Co/The 5.25%, 12/01/2077 552,515 12,973
$ 67,020
Food - 0.36%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(e),(g)
236,300 23,394
Insurance - 0.74%
Allstate Corp/The 4.75%, 01/15/2025
(a),(e)
140,920 2,964
Allstate Corp/The 5.10%, 01/15/2053 517,116 12,457
3 Month USD LIBOR + 3.17%
Allstate Corp/The 5.10%, 10/15/2024
(e)
7,000 155
American Financial Group Inc/OH 5.63%,
06/01/2060
126,116 2,957
American Financial Group Inc/OH 5.88%,
03/30/2059
98,097 2,405
American International Group Inc 5.85%,
03/15/2024
(e)
2,332 56
Arch Capital Group Ltd 5.45%, 10/03/2022
(e)
51,935 1,178
Equitable Holdings Inc 4.30%, 03/15/2026
(a),(e)
362,625 6,745
Equitable Holdings Inc 5.25%, 12/15/2024
(e)
468,094 9,910
Prudential Financial Inc 5.95%, 09/01/2062
(a)
186,800 4,668
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(e)
136,330 2,363
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(e)
20,777 478
Voya Financial Inc 5.35%, 09/15/2029
(a),(e)
72,909 1,725
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 48,061
REITs - 1.33%
Federal Realty Investment Trust 5.00%,
10/03/2022
(e)
14,868 362
Hudson Pacific Properties Inc 4.75%, 11/16/2026
(a),(e)
365,900 6,992
Kimco Realty Corp 5.25%, 12/20/2022
(a),(e)
130,059 3,131

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2022
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Prologis Inc 8.54%, 11/13/2026
(e)
154,653 $ 9,016
Public Storage 4.00%, 11/19/2026
(e)
381,000 7,071
Public Storage 4.00%, 06/16/2026
(e)
797,754 14,894
Public Storage 4.13%, 08/14/2025
(a),(e)
317,525 6,214
Public Storage 4.63%, 06/17/2025
(a),(e)
277,658 6,131
Public Storage 4.70%, 11/15/2024
(e)
206,117 4,574
Public Storage 4.75%, 12/20/2024
(a),(e)
186,253 4,047
Public Storage 5.05%, 10/03/2022
(a),(e)
173,379 4,215
Public Storage 5.60%, 03/11/2024
(a),(e)
295,003 7,475
Vornado Realty Trust 5.25%, 11/24/2025
(e)
200,390 4,180
Vornado Realty Trust 5.25%, 12/13/2022
(e)
382,344 7,957
$ 86,259
Savings & Loans - 0.02%
Washington Federal Inc 4.88%, 04/15/2026
(e)
55,040 1,077
Sovereign - 0.91%
CoBank ACB 6.20%, 01/01/2025
(e)
65,000 6,663
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(e)
246,500 24,927
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(e),(g)
270,500 27,456
3 Month USD LIBOR + 4.01%
$ 59,046
Telecommunications - 0.63%
AT&T Inc 4.75%, 02/18/2025
(e)
2,072,703 40,190
AT&T Inc 5.00%, 12/12/2024
(e)
40,144 848
$ 41,038
TOTAL PREFERRED STOCKS $ 566,836
BONDS - 88.47%
Principal
Amount (000's) Value (000's)
Banks - 53.15%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(a),(e),(g),(h),(i)
$ 12,200 $ 12,144
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(e),(h),(i)
2,700 2,688
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(h),(i)
14,200 12,151
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(h),(i)
57,800 54,125
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(e),(h),(i)
47,800 38,097
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
7.50%, 02/08/2024
(e),(h),(i)
60,600 59,644
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
4.38%, 01/27/2027
(e),(h)
20,400 17,484
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.10%, 03/17/2025
(e),(h)
5,332 5,282
3 Month USD LIBOR + 3.90%
6.13%, 04/27/2027
(e),(h)
35,600 35,041
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 09/05/2024
(e),(h)
30,071 29,720
3 Month USD LIBOR + 3.71%
6.50%, 10/23/2024
(e),(h)
92,318 92,895
3 Month USD LIBOR + 4.17%
8.05%, 06/15/2027 6,312 6,967
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(e),(h)
$ 38,575 $ 35,317
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(h)
33,250 28,010
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(h)
19,945 18,349
3 Month USD LIBOR + 3.13%
4.70%, 09/20/2025
(e),(h)
12,258 12,050
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
4.90%, 06/04/2025
(e),(h)
51,100 48,422
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays PLC
4.38%, 03/15/2028
(e),(h),(i)
12,900 9,678
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
6.13%, 12/15/2025
(e),(h),(i)
5,900 5,450
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
7.75%, 09/15/2023
(e),(h),(i)
47,300 46,228
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 06/15/2024
(e),(h),(i)
67,803 66,640
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
8.00%, 03/15/2029
(e),(h),(i)
8,600 8,320
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
BNP Paribas SA
4.63%, 01/12/2027
(e),(g),(h),(i)
48,300 39,659
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.63%, 02/25/2031
(e),(g),(h),(i)
10,100 7,423
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
6.63%, 03/25/2024
(e),(g),(h),(i)
41,500 39,972
USD Swap Semi-Annual 5 Year + 4.15%
6.63%, 03/25/2024
(e),(h),(i)
8,700 8,380
USD Swap Rate NY 5 Year + 4.15%
7.00%, 08/16/2028
(e),(g),(h),(i)
2,500 2,374
USD Swap Semi-Annual 5 Year + 3.98%
7.38%, 08/19/2025
(e),(g),(h),(i)
100 101
USD Swap Semi-Annual 5 Year + 5.15%
7.38%, 08/19/2025
(a),(e),(h),(i)
24,000 24,130
USD Swap Semi-Annual 5 Year + 5.15%
7.75%, 08/16/2029
(e),(g),(h),(i)
27,000 26,973
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
Citigroup Capital III
7.63%, 12/01/2036 3,300 3,803
Citigroup Inc
3.88%, 02/18/2026
(e),(h)
60,200 52,073
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(h)
25,110 22,034
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
5.95%, 05/15/2025
(e),(h)
11,073 10,611
3 Month USD LIBOR + 3.91%
6.25%, 08/15/2026
(e),(h)
75,407 74,838
3 Month USD LIBOR + 4.52%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citizens Financial Group Inc
4.00%, 10/06/2026
(e),(h)
$ 20,000 $ 17,044
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(e),(h)
62,097 62,182
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 07/06/2023
(e),(h)
6,515 5,968
3 Month USD LIBOR + 3.00%
6.38%, 04/06/2024
(a),(e),(h)
11,335 10,349
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 07/01/2025
(e),(h)
18,600 18,643
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
3.48%, 02/15/2027
(g)
18,621 17,375
3 Month USD LIBOR + 0.57%
Credit Agricole SA
4.75%, 03/23/2029
(e),(g),(h),(i)
2,100 1,644
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
7.88%, 01/23/2024
(e),(g),(h),(i)
34,840 34,666
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(e),(h),(i)
18,100 18,009
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(e),(g),(h),(i)
34,368 35,184
USD Swap Semi-Annual 5 Year + 6.19%
8.13%, 12/23/2025
(a),(e),(h),(i)
15,000 15,356
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(g),(i)
23,254 23,315
6.50%, 08/08/2023
(i)
6,000 6,016
Credit Suisse Group AG
5.25%, 02/11/2027
(e),(g),(h),(i)
28,100 21,124
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
6.25%, 12/18/2024
(e),(g),(h),(i)
11,000 9,872
USD Swap Semi-Annual 5 Year + 3.46%
7.50%, 07/17/2023
(e),(g),(h),(i)
1,500 1,322
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/11/2023
(e),(g),(h),(i)
70,240 66,585
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 07/17/2023
(e),(h),(i)
5,000 4,405
USD Swap Semi-Annual 5 Year + 4.60%
9.75%, 06/23/2027
(e),(g),(h),(i)
46,200 46,662
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.38%
Danske Bank A/S
6.13%, 03/28/2024
(e),(h),(i)
5,500 5,211
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(e),(h),(i)
62,745 59,608
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
DNB Bank ASA
4.88%, 11/12/2024
(e),(h),(i)
4,775 4,524
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Fifth Third Bancorp
4.50%, 09/30/2025
(a),(e),(h)
13,525 12,842
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
3.51%, 01/15/2027 2,000 1,882
3 Month USD LIBOR + 1.00%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(e),(h)
$ 10,000 $ 8,105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(e),(h)
13,500 11,171
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(e),(h)
11,800 10,107
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
4.95%, 02/10/2025
(a),(e),(h)
23,663 22,250
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(a),(e),(h)
15,750 15,558
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(e),(g),(h)
69,567 92,915
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(a),(e),(h)
55,708 74,404
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(h),(i)
15,900 14,607
USD Swap Rate NY 5 Year + 3.75%
6.37%, 03/30/2025
(e),(h),(i)
14,800 14,280
USD Swap Rate NY 5 Year + 4.37%
6.38%, 09/17/2024
(e),(h),(i)
3,300 3,173
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(e),(h),(i)
5,600 5,203
USD Swap Rate NY 5 Year + 3.61%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(a),(e),(h)
87,459 81,298
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(a),(e),(h)
41,103 39,870
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.88%, 05/16/2027
(e),(h),(i)
22,300 16,505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
4.25%, 05/16/2031
(e),(h),(i)
14,500 10,065
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
5.75%, 11/16/2026
(e),(h),(i)
19,275 17,784
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(e),(h),(i)
46,800 44,708
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(e),(h),(i)
45,000 44,005
USD Swap Rate NY 5 Year + 4.20%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(a),(e),(g),(h),(i)
32,021 28,785
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(e),(h)
137,806 119,547
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.75%, 02/01/2024
(e),(h)
121,483 122,221
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 09/15/2026
(a),(e),(h)
16,131 14,837
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
3.02%, 07/01/2028 6,825 6,313
3 Month USD LIBOR + 0.74%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyCorp Capital III
7.75%, 07/15/2029 $ 3,500 $ 3,930
Lloyds Banking Group PLC
6.75%, 06/27/2026
(a),(e),(h),(i)
200 193
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 09/27/2025
(e),(h),(i)
25,600 24,818
USD Swap Semi-Annual 5 Year + 4.50%
7.50%, 06/27/2024
(e),(h),(i)
47,496 46,974
USD Swap Semi-Annual 5 Year + 4.76%
M&T Bank Corp
3.50%, 09/01/2026
(e),(h)
7,620 6,122
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(a),(e),(h)
4,702 4,476
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.13%, 11/01/2026
(e),(h)
9,670 8,961
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(e),(h)
4,450 4,405
3 Month USD LIBOR + 3.61%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(e),(g),(h),(i)
21,000 19,405
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(a),(e),(h),(i)
5,000 4,620
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
4.60%, 06/28/2031
(e),(h),(i)
7,685 5,762
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(h),(i)
55,100 51,783
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(a),(e),(h),(i)
22,825 22,770
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(e),(g),(h),(i)
42,131 41,198
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 09/23/2024
(a),(e),(h),(i)
18,735 18,320
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(a),(e),(h),(i)
12,400 12,153
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
6.63%, 03/26/2026
(e),(g),(h),(i)
74,562 73,076
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(e),(h)
11,500 9,292
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.20%, 09/15/2027
(e),(h)
24,200 23,835
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(h)
16,750 16,894
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(h),(i)
32,800 31,078
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
4.75%, 05/26/2026
(e),(g),(h),(i)
16,300 13,491
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.93%
7.38%, 10/04/2023
(e),(g),(h),(i)
16,800 16,183
USD Swap Semi-Annual 5 Year + 4.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA   (continued)
7.88%, 12/18/2023
(e),(g),(h),(i)
$ 4,900 $ 4,852
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12/18/2023
(e),(h),(i)
14,000 13,863
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 09/29/2025
(a),(e),(g),(h),(i)
35,060 35,404
USD Swap Rate NY 5 Year + 5.87%
8.00%, 09/29/2025
(e),(h),(i)
19,000 19,186
USD Swap Semi-Annual 5 Year + 5.87%
Standard Chartered PLC
4.30%, 08/19/2028
(e),(g),(h),(i)
16,032 11,568
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
6.00%, 07/26/2025
(e),(h),(i)
8,000 7,601
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 07/26/2025
(e),(g),(h),(i)
15,000 14,252
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(e),(g),(h)
13,500 14,041
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(e),(h)
2,800 2,912
3 Month USD LIBOR + 1.46%
7.75%, 04/02/2023
(a),(e),(g),(h),(i)
15,000 15,053
USD Swap Semi-Annual 5 Year + 5.72%
7.75%, 08/15/2027
(a),(e),(g),(h),(i)
45,000 43,668
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%
SVB Financial Group
4.00%, 05/15/2026
(e),(h)
22,100 17,875
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.10%, 02/15/2031
(e),(h)
9,350 7,018
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
4.25%, 11/15/2026
(e),(h)
26,800 21,369
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
Svenska Handelsbanken AB
4.38%, 03/01/2027
(e),(h),(i)
16,400 14,145
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
6.25%, 03/01/2024
(e),(h),(i)
13,800 13,604
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Truist Financial Corp
2.48%, 03/15/2028 9,022 8,345
3 Month USD LIBOR + 0.65%
3.26%, 04/01/2027 7,000 6,579
3 Month USD LIBOR + 0.98%
3.58%, 05/15/2027 10,900 10,140
3 Month USD LIBOR + 0.67%
4.80%, 09/01/2024
(e),(h)
84,023 78,053
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(e),(h)
43,690 43,089
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
3.88%, 06/02/2026
(e),(g),(h),(i)
20,000 16,636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(e),(g),(h),(i)
7,000 5,271
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG   (continued)
4.88%, 02/12/2027
(e),(g),(h),(i)
$ 13,800 $ 11,895
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.88%, 08/07/2025
(e),(h),(i)
16,933 16,774
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(e),(g),(h),(i)
20,500 20,024
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(e),(h),(i)
13,900 13,577
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
7.00%, 02/19/2025
(e),(h),(i)
21,700 21,808
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.87%
UniCredit SpA
8.00%, 06/03/2024
(e),(h),(i)
36,950 34,775
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(e),(h)
33,243 27,817
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
USB Realty Corp
3.66%, 01/15/2027
(e),(g)
1,500 1,125
3 Month USD LIBOR + 1.15%
Wells Fargo & Co
3.01%, 01/15/2027 5,345 4,971
3 Month USD LIBOR + 0.50%
3.90%, 03/15/2026
(e),(h)
88,143 77,676
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
5.88%, 06/15/2025
(e),(h)
50,330 50,077
3 Month USD LIBOR + 3.99%
7.95%, 11/15/2029 3,700 4,289
$ 3,443,643
Diversified Financial Services - 5.79%
Ally Financial Inc
4.70%, 05/15/2026
(e),(h)
39,600 32,668
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(e),(h)
8,500 6,603
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(e),(h)
50,250 43,152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(e),(h)
20,900 17,750
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(e),(h)
106,900 91,934
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(h)
106,477 105,812
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.60%, 11/01/2022
(a),(e)
28,358 28,297
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(g),(h)
19,750 15,799
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Discover Financial Services
5.50%, 10/30/2027
(e),(h)
$ 6,121 $ 5,275
3 Month USD LIBOR + 3.08%
6.13%, 06/23/2025
(a),(e),(h)
27,160 27,521
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 374,811
Electric - 5.18%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(h)
58,400 50,562
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
American Electric Power Co Inc
3.88%, 02/15/2062
(h)
20,000 17,018
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Dominion Energy Inc
4.65%, 12/15/2024
(e),(h)
120,652 111,000
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
4.88%, 09/16/2024
(a),(e),(h)
95,109 89,640
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
32,145 32,464
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
5,403 5,511
USD Swap Semi-Annual 5 Year + 5.88%
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(h)
2,000 1,684
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
4.34%, 10/01/2066 17,264 14,100
3 Month USD LIBOR + 2.07%
5.65%, 05/01/2079
(h)
800 731
3 Month USD LIBOR + 3.16%
Southern Co/The
5.46%, 03/15/2057 13,268 13,208
3 Month USD LIBOR + 3.63%
$ 335,918
Food - 0.12%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(g)
8,700 8,091
Gas - 1.01%
NiSource Inc
5.65%, 06/15/2023
(e),(h)
70,300 65,379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Insurance - 15.21%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 19,668
Allianz SE
3.20%, 10/30/2027
(e),(g),(h),(i)
5,800 4,418
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
3.50%, 11/17/2025
(e),(g),(h),(i)
27,400 23,775
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
Allstate Corp/The
6.50%, 05/15/2067
(h)
10,500 10,671
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(a),(h)
31,769 30,099
3 Month USD LIBOR + 2.87%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Aon Corp
8.21%, 01/01/2027 $ 4,750 $ 5,082
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
88,620 84,411
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(h)
49,400 48,142
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
8,590 8,311
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
5.13%, 01/17/2047
(h)
500 493
3 Month USD LIBOR + 3.88%
6.38%, 12/14/2036
(e),(g),(h)
4,033 4,522
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 21,874 27,233
Corebridge Financial Inc
6.88%, 12/15/2052
(g),(h)
10,000 9,658
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Everest Reinsurance Holdings Inc
5.29%, 05/01/2067 14,420 11,752
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(g),(h)
19,000 15,699
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(g)
76,240 87,964
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
5,025 5,992
Lincoln National Corp
4.75%, 04/20/2067
(a)
29,748 22,208
3 Month USD LIBOR + 2.04%
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(g),(h)
9,545 9,525
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
24,540 27,060
MetLife Inc
3.85%, 09/15/2025
(a),(e),(h)
36,205 33,631
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 10,650 10,914
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
53,475 63,802
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,463 68,643
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(e),(h)
520 517
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(e),(g),(h)
1,800 1,789
USD Swap Semi-Annual 5 Year + 3.26%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,197
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
5.88%, 05/23/2042
(g),(h)
19,800 20,394
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 79,015 77,804
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Nippon Life Insurance Co
2.75%, 01/21/2051
(g),(h)
$ 3,200 $ 2,667
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(g),(h)
24,900 20,757
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.70%, 01/20/2046
(a),(g),(h)
5,000 4,928
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(g),(h)
19,700 19,651
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
5.20%, 03/15/2044
(h)
3,870 3,759
3 Month USD LIBOR + 3.04%
5.63%, 06/15/2043
(h)
25,000 24,906
3 Month USD LIBOR + 3.92%
6.00%, 09/01/2052
(h)
35,900 35,442
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Sompo Japan Insurance Inc
5.33%, 03/28/2073
(g),(h)
60,300 60,162
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
4.00%, 09/14/2077
(g),(h)
4,700 4,457
3 Month USD LIBOR + 2.99%
6.50%, 09/20/2073
(g),(h)
15,500 15,660
3 Month USD LIBOR + 4.44%
Voya Financial Inc
4.70%, 01/23/2048
(h)
8,055 6,689
3 Month USD LIBOR + 2.08%
6.13%, 09/15/2023
(a),(e),(h)
11,706 11,400
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(h)
49,000 39,445
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 985,297
Oil & Gas - 0.68%
BP Capital Markets PLC
4.38%, 06/22/2025
(a),(e),(h)
24,400 23,357
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(h)
22,562 20,638
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 43,995
Pipelines - 3.78%
Enbridge Inc
5.75%, 07/15/2080
(h)
65,201 61,235
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
46,935 44,718
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
34,882 32,983
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
54,285 46,971
3 Month USD LIBOR + 3.03%
Transcanada Trust
5.50%, 09/15/2079
(h)
41,000 37,713
Secured Overnight Financing Rate + 4.42%
5.88%, 08/15/2076
(h)
21,652 21,246
3 Month USD LIBOR + 4.64%
$ 244,866

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 0.89%
Scentre Group Trust 2
4.75%, 09/24/2080
(g),(h)
$ 10,500 $ 9,699
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(a),(h)
4,300 3,972
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(g),(h)
51,600 44,312
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 57,983
Sovereign - 0.63%
CoBank ACB
4.25%, 01/01/2027
(e),(h)
1,000 870
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(h)
16,400 16,322
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(e),(h)
12,200 12,414
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(g),(h)
11,800 11,295
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 40,901
Telecommunications - 1.32%
Vodafone Group PLC
3.25%, 06/04/2081
(h)
24,000 20,743
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
7.00%, 04/04/2079
(h)
62,686 64,714
USD Swap Semi-Annual 5 Year + 4.87%
$ 85,457
Transportation - 0.71%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
46,656 45,844
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 5,732,185
Total Investments $ 6,412,325
Other Assets and Liabilities -  1.03% 66,586
TOTAL NET ASSETS - 100.00% $ 6,478,911
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $61,750 or 0.95% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $63,908 or 0.99% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 A ct (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,413,674 or 21.82% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,760,768 or 27.18% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 81.50%
Utilities 7.23%
Energy 4.46%
Communications 1.95%
Government 1.54%
Money Market Funds 0.99%
Industrial 0.71%
Consumer, Non-cyclical 0.48%
Investment Companies 0.11%
Other Assets and Liabilities
1.03%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales August 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.13% $ 230,734 $ 2,215,635 $ 2,404,089 $ 42,280
$ 230,734 $ 2,215,635 $ 2,404,089 $ 42,280
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.13% $ 192 $ — $ — $ —
$ 192 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2022
See accompanying notes.

Options
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future;
September 2022
N/A 200 $ 200 $ 137.00 09/06/2022 $ (219) $ (69) $ 150
Put - US Long Bond Future;
September 2022
N/A 200 200 $ 137.00 09/06/2022 (187) (300) (113)
Total $ (406) $ (369) $ 37
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2022 Short 450 $ 52,608 $ 431
US Long Bond; December 2022 Short 550 74,714 781
Total $ 1,212
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
August 31, 2022
See accompanying notes.

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Renminbi
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RON Romanian New Leu
THB Thai Baht
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class A shares
2022 $ 42.59 ( $ 0.12) ( $ 10.39) ( $ 10.51) $ – ( $ 2.73) ( $ 2.73) $ 29.35
2021 33.85 (0.18) 10.06 9.88 – (1.14) (1.14) 42.59
2020 25.56 (0.07) 9.54 9.47 (0.02) (1.16) (1.18) 33.85
2019 24.49 (0.01) 2.67 2.66 – (1.59) (1.59) 25 .56
2018 19.91 (0.07) 5.24 5.17 – (0.59) (0.59) 24.49
Class C shares
2022 39.91 (0.35) (9.65) (10.00) – (2.73) (2.73) 27.18
2021 32.01 (0.42) 9.46 9.04 – (1.14) (1.14) 39.91
2020 24.39 (0.26) 9.03 8.77 – (1.15) (1.15) 32.01
2019 23.62 (0.18) 2.54 2.36 – (1.59) (1.59) 24.39
2018 19.37 (0.23) 5.07 4.84 – (0.59) (0.59) 23.62
Class J shares
2022 43.23 (0.07) (10.56) (10.63) – (2.73) (2.73) 29.87
2021 34.29 (0.13) 10.21 10.08 – (1.14) (1.14) 43.23
2020 25.86 (0.04) 9.64 9.60 (0.01) (1.16) (1.17) 34.29
2019 24.74 (0.02) 2.73 2.71 – (1.59) (1.59) 25.86
2018(f) 20.16 (0.05) 5.22 5.17 – (0.59) (0.59) 24.74
Institutional shares
2022 43.51 (0.02) (10.65) (10.67) – (2.73) (2.73) 30.11
2021 34.47 (0.08) 10.26 10.18 – (1.14) (1.14) 43.51
2020 26 .00 (0.01) 9.72 9.71 (0.05) (1.19) (1.24) 34.47
2019 24.81 0.09 2.69 2.78 – (1.59) (1.59) 26.00
2018 20.10 0.01 5.29 5.30 – (0.59) (0.59) 24.81

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(26.35) % (b) $ 850,509 0.94% (c) – % (0.35) % 24.0%
30.18 (b) 1,123,747 0 .91 (c) – (0.49) 25.6
38.51 (b) 646,386 0.93 (c) – (0.25) 30.0
12.75 (b) 302,904 1.00 (c) – (0.06) 15.9
26.45 (b) 164,310 1.09 (c) – (0.30) 34.0
(26.86) (b) 276,796 1.66 (c) – (1.08) 24.0
29.26 (b) 411,694 1.65 (c) – (1.23) 25.6
37.43 (b) 322,210 1.66 (c) – (0.99) 30.0
11.91 (b) 156,734 1.73 (c) – (0.80) 15.9
25.47 (b) 91,660 1.84 (c) – (1.05) 34.0
(26.23) (b) 156,338 0.77 (d) 0.82 (e) (0.18) 24.0
30.38 (b) 221,942 0.77 (d) 0.83 (e) (0.35) 25.6
38.58 (b) 153,325 0.82 (d) 0.91 (e) (0.14) 30.0
12.82 (b) 80,050 0.96 (d) 1.08 (e) (0.06) 15.9
26.12 (b),(g) 59,232 1.01 (d),(h) 1.04 (e),(h) (0.21) (h) 34.0
(26.13) (i) 2,473,139 0.66 (c) – (0.06) 24.0
30.51 3,141,819 0.65 (c) – (0.23) 25.6
38.88 2,638,389 0.66 (c) – (0.02) 30.0
13.09 725,718 0.67 (c) – 0 .39 15.9
26.88 175,887 0.75 (c) – 0.03 34.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Period from September 11, 2017, date operations commenced, through August 31, 2018.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
R-3 shares
2022 $ 42 .51 ( $ 0 .18 ) ( $ 10 .37 ) ( $ 10 .55 ) $ – ( $ 2 .73 ) ( $ 2 .73 ) $ 29 .23
2021 33 .85 ( 0 .25 ) 10 .05 9 .80 – ( 1 .14 ) ( 1 .14 ) 42 .51
2020 25 .59 ( 0 .12 ) 9 .53 9 .41 – ( 1 .15 ) ( 1 .15 ) 33 .85
2019 24 .55 ( 0 .07 ) 2 .70 2 .63 – ( 1 .59 ) ( 1 .59 ) 25 .59
2018 20 .00 ( 0 .10 ) 5 .24 5 .14 – ( 0 .59 ) ( 0 .59 ) 24 .55
R-4 shares
2022 42 .89 ( 0 .15 ) ( 10 .44 ) ( 10 .59 ) – ( 2 .73 ) ( 2 .73 ) 29 .57
2021 34 .08 ( 0 .18 ) 10 .13 9 .95 – ( 1 .14 ) ( 1 .14 ) 42 .89
2020 25 .76 ( 0 .06 ) 9 .58 9 .52 ( 0 .03 ) ( 1 .17 ) ( 1 .20 ) 34 .08
2019 24 .66 ( 0 .01 ) 2 .70 2 .69 – ( 1 .59 ) ( 1 .59 ) 25 .76
2018 20 .05 ( 0 .06 ) 5 .26 5 .20 – ( 0 .59 ) ( 0 .59 ) 24 .66
R-5 shares
2022 43 .20 ( 0 .09 ) ( 10 .54 ) ( 10 .63 ) – ( 2 .73 ) ( 2 .73 ) 29 .84
2021 34 .29 ( 0 .14 ) 10 .19 10 .05 – ( 1 .14 ) ( 1 .14 ) 43 .20
2020 25 .86 ( 0 .04 ) 9 .66 9 .62 ( 0 .03 ) ( 1 .16 ) ( 1 .19 ) 34 .29
2019 24 .72 0 .02 2 .71 2 .73 – ( 1 .59 ) ( 1 .59 ) 25 .86
2018 20 .07 ( 0 .03 ) 5 .27 5 .24 – ( 0 .59 ) ( 0 .59 ) 24 .72
R-6 shares
2022 43 .64 0 .02 ( 10 .69 ) ( 10 .67 ) – ( 2 .73 ) ( 2 .73 ) 30 .24
2021 34 .54 ( 0 .05 ) 10 .29 10 .24 – ( 1 .14 ) ( 1 .14 ) 43 .64
2020 26 .04 0 .04 9 .72 9 .76 ( 0 .07 ) ( 1 .19 ) ( 1 .26 ) 34 .54
2019 24 .82 0 .07 2 .74 2 .81 – ( 1 .59 ) ( 1 .59 ) 26 .04
2018 20 .10 0 .03 5 .28 5 .31 – ( 0 .59 ) ( 0 .59 ) 24 .82

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 26 .50 ) % $ 11,031 1 .13% (b) ( 0 .51 ) % 24 .0%
29 .94 11,204 1 .12 (b) ( 0 .70 ) 25 .6
38 .20 8,764 1 .12 (b) ( 0 .43 ) 30 .0
12 .58 5,913 1 .15 (b) ( 0 .32 ) 15 .9
26 .18 8,402 1 .24 ( 0 .45 ) 34 .0
( 26 .35 ) 2,443 0 .94 (b) ( 0 .40 ) 24 .0
30 .18 5,608 0 .93 (b) ( 0 .51 ) 25 .6
38 .45 5,230 0 .93 (b) ( 0 .23 ) 30 .0
12 .78 3,989 0 .96 (b) ( 0 .05 ) 15 .9
26 .42 1,300 1 .05 ( 0 .27 ) 34 .0
( 26 .25 ) 7,938 0 .82 (b) ( 0 .25 ) 24 .0
30 .29 12,383 0 .81 (b) ( 0 .39 ) 25 .6
38 .66 12,060 0 .81 (b) ( 0 .15 ) 30 .0
12 .92 6,380 0 .84 (b) 0 .07 15 .9
26 .59 5,279 0 .93 ( 0 .15 ) 34 .0
( 26 .08 ) (c) 4,932,871 0 .56 (b) 0 .05 24 .0
30 .66 (c) 6,134,030 0 .55 (b) ( 0 .14 ) 25 .6
39 .01 4,051,190 0 .55 (b) 0 .15 30 .0
13 .22 3,052,936 0 .58 (b) 0 .29 15 .9
26 .93 2,709,836 0 .67 (b) 0 .12 34 .0
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX FUND
Class J shares
2022 $ 9 .89 $ 0 .15 ( $ 1 .32 ) ( $ 1 .17 ) ( $ 0 .13 ) ( $ 0 .03 ) ( $ 0 .16 ) $ 8 .56
2021 11 .79 0 .15 ( 0 .19 ) ( 0 .04 ) ( 0 .64 ) ( 1 .22 ) ( 1 .86 ) 9 .89
2020 11 .36 0 .21 0 .43 0 .64 ( 0 .21 ) – ( 0 .21 ) 11 .79
2019 10 .60 0 .23 0 .74 0 .97 ( 0 .21 ) – ( 0 .21 ) 11 .36
2018 11 .01 0 .20 ( 0 .39 ) ( 0 .19 ) ( 0 .22 ) – ( 0 .22 ) 10 .60
Institutional shares
2022 10 .12 0 .18 ( 1 .33 ) ( 1 .15 ) ( 0 .17 ) ( 0 .03 ) ( 0 .20 ) 8 .77
2021 12 .03 0 .19 ( 0 .20 ) ( 0 .01 ) ( 0 .68 ) ( 1 .22 ) ( 1 .90 ) 10 .12
2020 11 .59 0 .26 0 .45 0 .71 ( 0 .27 ) – ( 0 .27 ) 12 .03
2019 10 .81 0 .29 0 .76 1 .05 ( 0 .27 ) – ( 0 .27 ) 11 .59
2018 11 .21 0 .25 ( 0 .39 ) ( 0 .14 ) ( 0 .26 ) – ( 0 .26 ) 10 .81
R-1 shares
2022 9 .89 0 .10 ( 1 .31 ) ( 1 .21 ) ( 0 .07 ) ( 0 .03 ) ( 0 .10 ) 8 .58
2021 11 .82 0 .09 ( 0 .19 ) ( 0 .10 ) ( 0 .61 ) ( 1 .22 ) ( 1 .83 ) 9 .89
2020 11 .36 0 .16 0 .43 0 .59 ( 0 .13 ) – ( 0 .13 ) 11 .82
2019 10 .58 0 .19 0 .75 0 .94 ( 0 .16 ) – ( 0 .16 ) 11 .36
2018 10 .97 0 .15 ( 0 .38 ) ( 0 .23 ) ( 0 .16 ) – ( 0 .16 ) 10 .58
R-3 shares
2022 9 .86 0 .13 ( 1 .31 ) ( 1 .18 ) ( 0 .10 ) ( 0 .03 ) ( 0 .13 ) 8 .55
2021 11 .78 0 .12 ( 0 .20 ) ( 0 .08 ) ( 0 .62 ) ( 1 .22 ) ( 1 .84 ) 9 .86
2020 11 .35 0 .19 0 .44 0 .63 ( 0 .20 ) – ( 0 .20 ) 11 .78
2019 10 .57 0 .22 0 .76 0 .98 ( 0 .20 ) – ( 0 .20 ) 11 .35
2018 10 .97 0 .19 ( 0 .39 ) ( 0 .20 ) ( 0 .20 ) – ( 0 .20 ) 10 .57
R-4 shares
2022 9 .97 0 .15 ( 1 .33 ) ( 1 .18 ) ( 0 .12 ) ( 0 .03 ) ( 0 .15 ) 8 .64
2021 11 .88 0 .15 ( 0 .20 ) ( 0 .05 ) ( 0 .64 ) ( 1 .22 ) ( 1 .86 ) 9 .97
2020 11 .39 0 .22 0 .43 0 .65 ( 0 .16 ) – ( 0 .16 ) 11 .88
2019 10 .60 0 .24 0 .78 1 .02 ( 0 .23 ) – ( 0 .23 ) 11 .39
2018 11 .00 0 .21 ( 0 .39 ) ( 0 .18 ) ( 0 .22 ) – ( 0 .22 ) 10 .60
R-5 shares
2022 9 .94 0 .16 ( 1 .32 ) ( 1 .16 ) ( 0 .14 ) ( 0 .03 ) ( 0 .17 ) 8 .61
2021 11 .85 0 .16 ( 0 .20 ) ( 0 .04 ) ( 0 .65 ) ( 1 .22 ) ( 1 .87 ) 9 .94
2020 11 .42 0 .23 0 .44 0 .67 ( 0 .24 ) – ( 0 .24 ) 11 .85
2019 10 .65 0 .26 0 .75 1 .01 ( 0 .24 ) – ( 0 .24 ) 11 .42
2018 11 .05 0 .22 ( 0 .39 ) ( 0 .17 ) ( 0 .23 ) – ( 0 .23 ) 10 .65

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 11 .95 ) % (b) $ 32,188 0 .48% (c) 0 .52% (d) 1 .61% 113 .4%
( 0 .44 ) (b) 36,254 0 .48 (c) 0 .52 (d) 1 .42 161 .7
5 .75 (b) 44,200 0 .57 (c) 0 .62 (d) 1 .79 94 .1
9 .38 (b) 29,025 0 .71 (c) 0 .91 (d) 2 .10 107 .7
( 1 .79 ) (b) 27,466 0 .62 (c) 0 .75 (d) 1 .86 102 .7
( 11 .58 ) 1,858,811 0 .15 (e) – 1 .97 113 .4
( 0 .18 ) 831,018 0 .14 (e) – 1 .77 161 .7
6 .29 2,290,008 0 .14 (e) – 2 .25 94 .1
9 .92 2,056,135 0 .16 (e) – 2 .65 107 .7
( 1 .29 ) 1,472,817 0 .16 (e) – 2 .32 102 .7
( 12 .33 ) 850 1 .02 (e) – 1 .07 113 .4
( 1 .02 ) 1,148 1 .01 (e) – 0 .88 161 .7
5 .27 1,412 1 .02 (e) – 1 .36 94 .1
8 .99 1,169 1 .04 (e) – 1 .78 107 .7
( 2 .10 ) 1,391 1 .04 (e) – 1 .44 102 .7
( 11 .99 ) (f) 8,056 0 .71 (e) – 1 .38 113 .4
( 0 .84 ) 11,264 0 .70 (e) – 1 .18 161 .7
5 .66 13,196 0 .71 (e) – 1 .67 94 .1
9 .41 11,337 0 .73 (e) – 2 .09 107 .7
( 1 .87 ) 13,934 0 .73 (e) – 1 .75 102 .7
( 11 .97 ) 2,611 0 .52 (e) – 1 .56 113 .4
( 0 .51 ) 4,099 0 .51 (e) – 1 .39 161 .7
5 .84 6,523 0 .52 (e) – 1 .87 94 .1
9 .82 5,521 0 .54 (e) – 2 .29 107 .7
( 1 .67 ) 44,422 0 .54 (e) – 1 .95 102 .7
( 11 .84 ) 10,475 0 .40 (e) – 1 .68 113 .4
( 0 .44 ) 14,572 0 .39 (e) – 1 .50 161 .7
6 .01 18,279 0 .40 (e) – 1 .98 94 .1
9 .67 16,552 0 .42 (e) – 2 .40 107 .7
( 1 .56 ) 18,775 0 .42 (e) – 2 .05 102 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED REAL ASSET FUND
Class A shares
2022 $ 13.53 $ 0.31 ( $ 0.18) $ 0.13 ( $ 0.77) ( $ 0.16) ( $ 0.93) $ 12.73
2021 11.13 0.22 2.20 2.42 (0.02) – (0.02) 13.53
2020 11.23 0.17 (0.06) 0.11 (0.21) – (0.21) 11.13
2019 11.70 0.26 (0.42) (0.16) (0.31) – (0.31) 11.23
2018 11.53 0.24 0.15 0.39 (0.22) – (0.22) 11.70
Institutional shares
2022 13.54 0.35 (0.17) 0.18 (0.83) (0.16) (0.99) 12.73
2021 11.14 0.24 2.22 2.46 (0.06) – (0.06) 13.54
2020 11.25 0.21 (0.04) 0.17 (0.28) – (0.28) 11.14
2019 11.74 0.31 (0.44) (0.13) (0.36) – (0.36) 11.25
2018 11.57 0.29 0.14 0.43 (0.26) – (0.26) 11.74
R-3 shares
2022 13.43 0.27 (0.15) 0.12 (0.74) (0.16) (0.90) 12.65
2021 11.07 0.18 2.20 2.38 (0.02) – (0.02) 13.43
2020 11.20 0.15 (0.05) 0.10 (0.23) – (0.23) 11.07
2019 11.69 0.25 (0.43) (0.18) (0.31) – (0.31) 11.20
2018 11.53 0.23 0.13 0.36 (0.20) – (0.20) 11.69
R-5 shares
2022 13.51 0.33 (0.16) 0.17 (0.80) (0.16) (0.96) 12.72
2021 11.10 0.21 2.23 2.44 (0.03) – (0.03) 13.51
2020 11.23 0.19 (0.06) 0.13 (0.26) – (0.26) 11.10
2019 11.73 0.30 (0.44) (0.14) (0.36) – (0.36) 11.23
2018 11.56 0.27 0.14 0.41 (0.24) – (0.24) 11.73
R-6 shares
2022 13.53 0.35 (0.16) 0.19 (0.84) (0.16) (1.00) 12.72
2021 11.14 0.28 2.18 2.46 (0.07) – (0.07) 13.53
2020 11.26 0.22 (0.06) 0.16 (0.28) – (0.28) 11.14
2019 11.74 0.32 (0.43) (0.11) (0.37) – (0.37) 11.26
2018 11.57 0.29 0.14 0.43 (0.26) – (0.26) 11.74

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
0.95% (b) $ 150,176 1.20% (c) 2.34% 90.9%
21.79 (b) 83,941 1.20 (c) 1.74 70.0
0.89 (b) 43,485 1.19 (c) 1.57 85.4
(1.11) (b) 54,880 1.22 (c) 2.35 71.5
3.36 (b) 107,180 1.22 (c) 2.05 84.1
1.35 2,624,597 0.83 (c) 2.61 90.9
22.18 2,086,484 0.83 (c) 1.97 70.0
1.36 1,960,593 0.84 (c) 1.95 85.4
(0.83) 2,388,382 0.85 (c) 2.74 71.5
3.72 2,518,033 0.85 (c) 2.45 84.1
0.89 274 1.33 (c) 2.06 90.9
21.47 225 1.34 (c) 1.49 70.0
0.78 138 1.36 (c) 1.39 85.4
(1.27) 113 1.36 (c) 2.22 71.5
3.15 81 1.35 (c) 1.99 84.1
1.24 73 1.02 (c) 2.49 90.9
21.99 38 1.03 (c) 1.71 70.0
1.01 32 1.05 (c) 1.71 85.4
(0.92) 74 1.05 (c) 2.71 71.5
3.53 12 1.04 (c) 2.35 84.1
1.45 1,853,422 0.77 (c) 2.61 90.9
22.14 2,213,151 0.78 (c) 2.22 70.0
1.32 1,162,658 0.79 (c) 1.99 85.4
(0.68) 1,330,773 0.79 (c) 2.82 71.5
3.78 1,523,846 0.79 (c) 2.50 84.1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EDGE MIDCAP FUND
Class A shares
2022 $ 18.61 $ 0.05 ( $ 1.99) ( $ 1.94) ( $ 0.04) ( $ 4.68) ( $ 4.72) $ 11.95
2021 14.76 0.02 4.61 4.63 (0.05) (0.73) (0.78) 18.61
2020 14.39 0.06 0.92 0.98 (0.11) (0.50) (0.61) 14.76
2019(e) 11.98 0.06 2.35 2.41 – – – 14.39
Institutional shares
2022 18.71 0.10 (2.00) (1.90) (0.08) (4.68) (4.76) 12.05
2021 14.83 0.08 4.62 4.70 (0.09) (0.73) (0.82) 18.71
2020 14.42 0.11 0.92 1.03 (0.12) (0.50) (0.62) 14.83
2019 14.99 0.11 0.09 0.20 (0.15) (0.62) (0.77) 14.42
2018 12.60 0.16 2.42 2.58 – (0.19) (0.19) 14.99
R-6 shares
2022 18.78 0.11 (2.00) (1.89) (0.10) (4.68) (4.78) 12.11
2021 14.88 0.09 4.65 4.74 (0.11) (0.73) (0.84) 18.78
2020 14.46 0.13 0.92 1.05 (0.13) (0.50) (0.63) 14.88
2019 15.03 0.13 0.09 0.22 (0.17) (0.62) (0.79) 14.46
2018 12.68 0.16 2.44 2.60 (0.06) (0.19) (0.25) 15.03

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(13.95) % (b) $ 16,564 1.10% (c) 0.38% 16.1%
32.16 (b) 21,225 1.10 (c) 0.13 14.4
6.54 (b),(d) 12,547 1.10 (c) 0.46 27.9
20.20 (b),(d),(f) 5,587 1.10 (c),(g) 0.59 (g) 19.8
(13.65) 61,125 0.77 (c) 0.70 16.1
32.55 112,703 0.77 (c) 0.46 14.4
6.97 82,198 0.77 (c) 0.79 27.9
2.47 34,358 0.82 (c) 0.81 19.8
20.58 14,470 0.90 (c) 1.17 17.4
(13.54) 33,326 0.66 (c) 0.79 16.1
32.68 451,070 0.65 (c) 0.57 14.4
7.11 758,215 0.66 (c) 0.90 27.9
2.56 653,991 0.71 (c) 0.90 19.8
20.69 657,980 0.76 (c) 1.15 17.4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Period from December 31, 2018, date operations commenced, through August 31, 2019.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
GLOBAL MULTI-STRATEGY FUND
Class A shares
2022 $ 11 .77 $ 0 .05 ( $ 0 .35 ) ( $ 0 .30 ) ( $ 0 .02 ) ( $ 0 .39 ) $ – ( $ 0 .41 ) $ 11 .06
2021 10 .95 0 .03 0 .93 0 .96 ( 0 .14 ) – – ( 0 .14 ) 11 .77
2020 10 .64 0 .18 0 .13 0 .31 – – – – 10 .95
2019 11 .09 0 .18 ( 0 .02 ) 0 .16 ( 0 .11 ) ( 0 .47 ) ( 0 .03 ) ( 0 .61 ) 10 .64
2018 11 .28 0 .11 ( 0 .01 ) 0 .10 ( 0 .05 ) ( 0 .24 ) – ( 0 .29 ) 11 .09
Institutional shares
2022 11 .96 0 .11 ( 0 .37 ) ( 0 .26 ) ( 0 .07 ) ( 0 .39 ) – ( 0 .46 ) 11 .24
2021 11 .12 0 .10 0 .93 1 .03 ( 0 .19 ) – – ( 0 .19 ) 11 .96
2020 10 .76 0 .21 0 .15 0 .36 – – – – 11 .12
2019 11 .21 0 .23 ( 0 .02 ) 0 .21 ( 0 .16 ) ( 0 .47 ) ( 0 .03 ) ( 0 .66 ) 10 .76
2018 11 .39 0 .15 – 0 .15 ( 0 .09 ) ( 0 .24 ) – ( 0 .33 ) 11 .21
R-6 shares
2022 11 .96 0 .10 ( 0 .35 ) ( 0 .25 ) ( 0 .07 ) ( 0 .39 ) – ( 0 .46 ) 11 .25
2021 11 .12 0 .10 0 .93 1 .03 ( 0 .19 ) – – ( 0 .19 ) 11 .96
2020 10 .75 0 .29 0 .08 0 .37 – – – – 11 .12
2019 11 .21 0 .23 ( 0 .02 ) 0 .21 ( 0 .17 ) ( 0 .47 ) ( 0 .03 ) ( 0 .67 ) 10 .75
2018 11 .39 0 .16 ( 0 .01 ) 0 .15 ( 0 .09 ) ( 0 .24 ) – ( 0 .33 ) 11 .21

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense on Short Sales,
Short Sale Fees and Reverse
Repurchase Agreement
Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 2 .60 ) % (b) $ 38,252 2 .41% (c) 2 .08% (c) ,(d) 0 .47% 123 .2%
8 .71 (b) ,(e) 39,485 2 .60 (c) 2 .12 (c) ,(d) 0 .30 289 .8
3 .01 (b) ,(e) 27,072 3 .68 (c) ,(f) 2 .11 (c) ,(d) ,(f) 1 .68 439 .7
1 .82 (b) 41,100 3 .37 (c) ,(f) 2 .02 (c) ,(d) ,(f) 1 .72 387 .8
0 .90 (b) 63,860 2 .48 (c) 1 .95 (c) ,(d) 1 .02 378 .0
( 2 .19 ) 364,886 1 .96 (c) 1 .63 (c) ,(d) 0 .92 123 .2
9 .27 (e) 351,188 2 .16 (c) 1 .63 (c) ,(d) 0 .89 289 .8
3 .44 (e) 591,298 3 .21 (c) ,(f) 1 .64 (c) ,(d) ,(f) 1 .98 439 .7
2 .24 453,013 2 .99 (c) ,(f) 1 .64 (c) ,(d) ,(f) 2 .11 387 .8
1 .29 749,738 2 .16 (c) 1 .63 (c) ,(d) 1 .35 378 .0
( 2 .10 ) 76,481 1 .91 (c) 1 .58 (c) ,(d) 0 .88 123 .2
9 .37 173,029 2 .08 (c) 1 .58 (c) ,(d) 0 .89 289 .8
3 .44 166,448 3 .15 (c) ,(f) 1 .58 (c) ,(d) ,(f) 2 .74 439 .7
2 .28 818,258 2 .91 (c) ,(f) 1 .56 (c) ,(d) ,(f) 2 .19 387 .8
1 .25 (e) 1,780,595 2 .08 (c) 1 .55 (c) ,(d) 1 .43 378 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Includes 0.01% of expenses associated with fund investments. The expense is not subject to the Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2022 $ 12 .39 $ 0 .34 ( $ 2 .74 ) ( $ 2 .40 ) ( $ 0 .36 ) ( $ 0 .24 ) ( $ 0 .60 ) $ 9 .39
2021 10 .06 0 .27 2 .32 2 .59 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 12 .39
2020 9 .83 0 .21 0 .37 0 .58 ( 0 .32 ) ( 0 .03 ) ( 0 .35 ) 10 .06
2019 10 .57 0 .30 ( 0 .69 ) ( 0 .39 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 9 .83
2018 10 .55 0 .28 0 .12 0 .40 ( 0 .30 ) ( 0 .08 ) ( 0 .38 ) 10 .57
R-1 shares
2022 11 .97 0 .23 ( 2 .65 ) ( 2 .42 ) ( 0 .25 ) ( 0 .24 ) ( 0 .49 ) 9 .06
2021 9 .73 0 .16 2 .25 2 .41 ( 0 .14 ) ( 0 .03 ) ( 0 .17 ) 11 .97
2020 9 .50 0 .12 0 .35 0 .47 ( 0 .21 ) ( 0 .03 ) ( 0 .24 ) 9 .73
2019 10 .20 0 .20 ( 0 .65 ) ( 0 .45 ) ( 0 .16 ) ( 0 .09 ) ( 0 .25 ) 9 .50
2018 10 .20 0 .18 0 .11 0 .29 ( 0 .21 ) ( 0 .08 ) ( 0 .29 ) 10 .20
R-3 shares
2022 12 .13 0 .27 ( 2 .69 ) ( 2 .42 ) ( 0 .29 ) ( 0 .24 ) ( 0 .53 ) 9 .18
2021 9 .85 0 .19 2 .29 2 .48 ( 0 .17 ) ( 0 .03 ) ( 0 .20 ) 12 .13
2020 9 .64 0 .16 0 .35 0 .51 ( 0 .27 ) ( 0 .03 ) ( 0 .30 ) 9 .85
2019 10 .35 0 .23 ( 0 .65 ) ( 0 .42 ) ( 0 .20 ) ( 0 .09 ) ( 0 .29 ) 9 .64
2018 10 .35 0 .22 0 .10 0 .32 ( 0 .24 ) ( 0 .08 ) ( 0 .32 ) 10 .35
R-4 shares
2022 12 .27 0 .29 ( 2 .71 ) ( 2 .42 ) ( 0 .31 ) ( 0 .24 ) ( 0 .55 ) 9 .30
2021 9 .97 0 .22 2 .31 2 .53 ( 0 .20 ) ( 0 .03 ) ( 0 .23 ) 12 .27
2020 9 .75 0 .18 0 .36 0 .54 ( 0 .29 ) ( 0 .03 ) ( 0 .32 ) 9 .97
2019 10 .48 0 .25 ( 0 .67 ) ( 0 .42 ) ( 0 .22 ) ( 0 .09 ) ( 0 .31 ) 9 .75
2018 10 .46 0 .24 0 .12 0 .36 ( 0 .26 ) ( 0 .08 ) ( 0 .34 ) 10 .48
R-5 shares
2022 12 .31 0 .31 ( 2 .72 ) ( 2 .41 ) ( 0 .33 ) ( 0 .24 ) ( 0 .57 ) 9 .33
2021 10 .00 0 .24 2 .30 2 .54 ( 0 .20 ) ( 0 .03 ) ( 0 .23 ) 12 .31
2020 9 .78 0 .19 0 .36 0 .55 ( 0 .30 ) ( 0 .03 ) ( 0 .33 ) 10 .00
2019 10 .50 0 .27 ( 0 .67 ) ( 0 .40 ) ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 9 .78
2018 10 .49 0 .24 0 .12 0 .36 ( 0 .27 ) ( 0 .08 ) ( 0 .35 ) 10 .50
R-6 shares
2022 12 .40 0 .34 ( 2 .74 ) ( 2 .40 ) ( 0 .36 ) ( 0 .24 ) ( 0 .60 ) 9 .40
2021 10 .06 0 .27 2 .33 2 .60 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 12 .40
2020 9 .83 0 .22 0 .36 0 .58 ( 0 .32 ) ( 0 .03 ) ( 0 .35 ) 10 .06
2019 10 .57 0 .30 ( 0 .69 ) ( 0 .39 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 9 .83
2018 10 .54 0 .29 0 .12 0 .41 ( 0 .30 ) ( 0 .08 ) ( 0 .38 ) 10 .57

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 20 .27 ) % $ 41,036 0 .32% (b) ,(c) 3 .09% 20 .1%
26 .03 50,246 0 .31 (b) 2 .38 21 .7
5 .77 35,803 0 .31 (b) 2 .11 31 .1
( 3 .33 ) 50,221 0 .31 (b) 3 .09 23 .4
3 .69 46,042 0 .34 (b) 2 .54 27 .2
( 21 .00 ) 325 1 .19 (c) 2 .15 20 .1
24 .95 491 1 .19 1 .46 21 .7
4 .86 491 1 .19 1 .31 31 .1
( 4 .19 ) 588 1 .20 2 .09 23 .4
2 .78 722 1 .19 1 .71 27 .2
( 20 .75 ) 10,683 0 .88 (c) 2 .47 20 .1
25 .42 16,698 0 .88 1 .75 21 .7
5 .11 15,706 0 .88 1 .65 31 .1
( 3 .82 ) 16,499 0 .89 2 .41 23 .4
3 .03 17,816 0 .88 2 .04 27 .2
( 20 .53 ) 8,359 0 .69 (c) 2 .70 20 .1
25 .56 10,509 0 .69 1 .96 21 .7
5 .34 9,023 0 .69 1 .84 31 .1
( 3 .72 ) 7,466 0 .70 2 .51 23 .4
3 .37 11,977 0 .69 2 .22 27 .2
( 20 .45 ) 13,153 0 .57 (c) 2 .82 20 .1
25 .66 18,863 0 .57 2 .08 21 .7
5 .45 16,208 0 .57 1 .95 31 .1
( 3 .50 ) 16,948 0 .58 2 .80 23 .4
3 .38 18,479 0 .57 2 .26 27 .2
( 20 .25 ) 912,444 0 .30 (b) ,(c) 3 .10 20 .1
26 .14 1,151,273 0 .29 (b) 2 .35 21 .7
5 .66 (d) 1,020,094 0 .29 (b) 2 .25 31 .1
( 3 .23 ) (d) 1,003,550 0 .28 (b) 3 .04 23 .4
3 .80 997,061 0 .27 (b) 2 .67 27 .2
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2022 $ 13 .47 $ 0 .20 ( $ 3 .69 ) ( $ 3 .49 ) ( $ 0 .16 ) ( $ 0 .94 ) ( $ 1 .10 ) $ 8 .88
2021 10 .63 0 .12 2 .87 2 .99 ( 0 .15 ) – ( 0 .15 ) 13 .47
2020 10 .46 0 .09 0 .40 0 .49 ( 0 .32 ) – ( 0 .32 ) 10 .63
2019 12 .36 0 .14 ( 1 .17 ) ( 1 .03 ) ( 0 .14 ) ( 0 .73 ) ( 0 .87 ) 10 .46
2018 12 .17 0 .15 0 .67 0 .82 ( 0 .26 ) ( 0 .37 ) ( 0 .63 ) 12 .36
R-6 shares
2022 13 .55 0 .22 ( 3 .72 ) ( 3 .50 ) ( 0 .18 ) ( 0 .94 ) ( 1 .12 ) 8 .93
2021 10 .70 0 .13 2 .87 3 .00 ( 0 .15 ) – ( 0 .15 ) 13 .55
2020 10 .52 0 .09 0 .42 0 .51 ( 0 .33 ) – ( 0 .33 ) 10 .70
2019 12 .42 0 .14 ( 1 .16 ) ( 1 .02 ) ( 0 .15 ) ( 0 .73 ) ( 0 .88 ) 10 .52
2018 12 .21 0 .13 0 .71 0 .84 ( 0 .26 ) ( 0 .37 ) ( 0 .63 ) 12 .42

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 27 .62 ) % $ 49,278 1 .16% (b) 1 .81% 61 .4%
28 .27 94,066 1 .19 (b) 0 .96 54 .6
4 .49 72,515 1 .20 (b) 0 .88 44 .1
( 7 .31 ) 34,866 1 .20 (b) 1 .36 46 .8
6 .63 18,212 1 .20 (b) 1 .19 45 .9
( 27 .61 ) 655,371 1 .08 (b) 2 .00 61 .4
28 .27 1,087,460 1 .08 (b) 1 .11 54 .6
4 .67 966,964 1 .08 (b) 0 .91 44 .1
( 7 .20 ) 855,932 1 .07 (b) 1 .36 46 .8
6 .79 976,593 1 .06 (b) 1 .06 45 .9
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2022 $ 11 .71 $ 0 .36 ( $ 1 .91 ) ( $ 1 .55 ) ( $ 0 .36 ) ( $ 0 .36 ) $ 9 .80
2021 10 .96 0 .37 0 .76 1 .13 ( 0 .38 ) ( 0 .38 ) 11 .71
2020 11 .26 0 .36 ( 0 .30 ) 0 .06 ( 0 .36 ) ( 0 .36 ) 10 .96
2019 10 .60 0 .43 0 .64 1 .07 ( 0 .41 ) ( 0 .41 ) 11 .26
2018 10 .65 0 .42 ( 0 .07 ) 0 .35 ( 0 .40 ) ( 0 .40 ) 10 .60
Institutional shares
2022 11 .72 0 .39 ( 1 .92 ) ( 1 .53 ) ( 0 .39 ) ( 0 .39 ) 9 .80
2021 10 .97 0 .40 0 .76 1 .16 ( 0 .41 ) ( 0 .41 ) 11 .72
2020 11 .26 0 .40 ( 0 .30 ) 0 .10 ( 0 .39 ) ( 0 .39 ) 10 .97
2019 10 .61 0 .46 0 .63 1 .09 ( 0 .44 ) ( 0 .44 ) 11 .26
2018 10 .66 0 .45 ( 0 .07 ) 0 .38 ( 0 .43 ) ( 0 .43 ) 10 .61

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 13 .42 ) % (b) $ 49,013 0 .90% (c) 0 .84% (c) ,(d) 3 .32% 52 .4%
10 .43 (b) 59,266 0 .88 (c) 0 .84 (c) ,(d) 3 .26 48 .0
0 .62 (b) 50,459 0 .91 (c) 0 .84 (c) ,(d) 3 .35 76 .6
10 .36 (b) 53,756 0 .98 (c) 0 .86 (c) ,(d) 4 .01 66 .1
3 .37 (b) 46,667 1 .00 (c) 0 .90 (c) ,(d) 3 .94 76 .0
( 13 .25 ) 90,215 0 .62 (c) 0 .56 (c) ,(d) 3 .57 52 .4
10 .73 116,210 0 .60 (c) 0 .56 (c) ,(d) 3 .52 48 .0
0 .99 82,465 0 .63 (c) 0 .56 (c) ,(d) 3 .64 76 .6
10 .55 82,132 0 .70 (c) 0 .58 (c) ,(d) 4 .27 66 .1
3 .66 55,466 0 .72 (c) 0 .62 (c) ,(d) 4 .21 76 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
ORIGIN EMERGING MARKETS FUND
Class A shares
2022 $ 14 .16 $ 0 .30 ( $ 4 .21 ) ( $ 3 .91 ) ( $ 0 .18 ) ( $ 0 .24 ) ( $ 0 .42 ) $ 9 .83
2021 12 .36 0 .14 1 .71 1 .85 ( 0 .05 ) – ( 0 .05 ) 14 .16
2020 10 .63 0 .11 1 .77 1 .88 ( 0 .15 ) – ( 0 .15 ) 12 .36
2019 11 .28 0 .11 ( 0 .68 ) ( 0 .57 ) ( 0 .08 ) – ( 0 .08 ) 10 .63
2018 11 .74 0 .12 ( 0 .52 ) ( 0 .40 ) ( 0 .06 ) – ( 0 .06 ) 11 .28
Institutional shares
2022 13 .95 0 .35 ( 4 .15 ) ( 3 .80 ) ( 0 .24 ) ( 0 .24 ) ( 0 .48 ) 9 .67
2021 12 .17 0 .18 1 .69 1 .87 ( 0 .09 ) – ( 0 .09 ) 13 .95
2020 10 .47 0 .16 1 .74 1 .90 ( 0 .20 ) – ( 0 .20 ) 12 .17
2019 11 .16 0 .18 ( 0 .71 ) ( 0 .53 ) ( 0 .16 ) – ( 0 .16 ) 10 .47
2018 11 .61 0 .07 ( 0 .41 ) ( 0 .34 ) ( 0 .11 ) – ( 0 .11 ) 11 .16
R-6 shares
2022 13 .98 0 .34 ( 4 .13 ) ( 3 .79 ) ( 0 .26 ) ( 0 .24 ) ( 0 .50 ) 9 .69
2021 12 .18 0 .22 1 .68 1 .90 ( 0 .10 ) – ( 0 .10 ) 13 .98
2020 10 .48 0 .16 1 .75 1 .91 ( 0 .21 ) – ( 0 .21 ) 12 .18
2019 11 .16 0 .25 ( 0 .76 ) ( 0 .51 ) ( 0 .17 ) – ( 0 .17 ) 10 .48
2018 11 .61 0 .15 ( 0 .49 ) ( 0 .34 ) ( 0 .11 ) – ( 0 .11 ) 11 .16

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 28 .32 ) % (b) $ 5,426 1 .57% (c) 2 .45% 48 .7%
14 .95 (b) 9,524 1 .60 (c) 1 .00 71 .9
17 .73 (b) 4,003 1 .60 (c) 0 .96 72 .9
( 4 .94 ) (b) 2,455 1 .66 (c) 1 .08 59 .4
( 3 .49 ) (b) 4,384 1 .75 (c) 0 .97 52 .3
( 28 .08 ) 96,342 1 .20 (c) 2 .97 48 .7
15 .42 124,727 1 .20 (c) 1 .30 71 .9
18 .21 26,478 1 .20 (c) 1 .44 72 .9
( 4 .55 ) 11,710 1 .22 (c) 1 .78 59 .4
( 2 .98 ) 12,032 1 .25 (c) 0 .58 52 .3
( 27 .96 ) 2,180,550 1 .05 (c) 2 .85 48 .7
15 .61 3,729,485 1 .05 (c) 1 .56 71 .9
18 .30 1,827,389 1 .07 (c) 1 .43 72 .9
( 4 .42 ) 1,082,059 1 .12 (c) 2 .40 59 .4
( 2 .97 ) 622,846 1 .21 (c) 1 .21 52 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2022 $ 17 .01 $ 0 .20 ( $ 1 .09 ) ( $ 0 .89 ) ( $ 0 .16 ) ( $ 0 .02 ) ( $ 0 .18 ) $ 15 .94
2021 11 .91 0 .10 5 .16 5 .26 ( 0 .16 ) – ( 0 .16 ) 17 .01
2020 13 .96 0 .16 ( 1 .88 ) ( 1 .72 ) ( 0 .23 ) ( 0 .10 ) ( 0 .33 ) 11 .91
2019 17 .84 0 .28 ( 1 .92 ) ( 1 .64 ) ( 0 .35 ) ( 1 .89 ) ( 2 .24 ) 13 .96
2018 16 .57 0 .34 1 .92 2 .26 ( 0 .21 ) ( 0 .78 ) ( 0 .99 ) 17 .84
Class C shares
2022 16 .81 0 .07 ( 1 .09 ) ( 1 .02 ) ( 0 .03 ) ( 0 .02 ) ( 0 .05 ) 15 .74
2021 11 .78 ( 0 .01 ) 5 .11 5 .10 ( 0 .07 ) – ( 0 .07 ) 16 .81
2020 13 .82 0 .06 ( 1 .86 ) ( 1 .80 ) ( 0 .14 ) ( 0 .10 ) ( 0 .24 ) 11 .78
2019 17 .68 0 .17 ( 1 .90 ) ( 1 .73 ) ( 0 .24 ) ( 1 .89 ) ( 2 .13 ) 13 .82
2018 16 .43 0 .21 1 .90 2 .11 ( 0 .08 ) ( 0 .78 ) ( 0 .86 ) 17 .68
Institutional shares
2022 17 .11 0 .24 ( 1 .10 ) ( 0 .86 ) ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 16 .03
2021 11 .97 0 .15 5 .18 5 .33 ( 0 .19 ) – ( 0 .19 ) 17 .11
2020 14 .04 0 .19 ( 1 .89 ) ( 1 .70 ) ( 0 .27 ) ( 0 .10 ) ( 0 .37 ) 11 .97
2019 17 .92 0 .32 ( 1 .91 ) ( 1 .59 ) ( 0 .40 ) ( 1 .89 ) ( 2 .29 ) 14 .04
2018 16 .65 0 .39 1 .92 2 .31 ( 0 .26 ) ( 0 .78 ) ( 1 .04 ) 17 .92
R-6 shares
2022 17 .20 0 .26 ( 1 .12 ) ( 0 .86 ) ( 0 .21 ) ( 0 .02 ) ( 0 .23 ) 16 .11
2021 12 .03 0 .15 5 .22 5 .37 ( 0 .20 ) – ( 0 .20 ) 17 .20
2020 14 .10 0 .20 ( 1 .89 ) ( 1 .69 ) ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 12 .03
2019 17 .98 0 .33 ( 1 .93 ) ( 1 .60 ) ( 0 .39 ) ( 1 .89 ) ( 2 .28 ) 14 .10
2018 16 .66 0 .40 1 .94 2 .34 ( 0 .24 ) ( 0 .78 ) ( 1 .02 ) 17 .98

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 5 .31 ) % (b) $ 145,799 1 .12% (c) 1 .17% 22 .1%
44 .42 (b) 148,411 1 .12 (c) 0 .70 74 .6
( 12 .55 ) (b) 103,382 1 .12 (c) 1 .20 28 .9
( 7 .83 ) (b) 147,402 1 .13 (c) 1 .91 21 .9
13 .93 (b) 214,620 1 .13 (c) 1 .98 31 .5
( 6 .09 ) (b) 45,460 1 .87 (c) 0 .39 22 .1
43 .44 (b) 69,017 1 .87 (c) ( 0 .03 ) 74 .6
( 13 .25 ) (b) 71,660 1 .87 (c) 0 .45 28 .9
( 8 .50 ) (b) 118,135 1 .88 (c) 1 .16 21 .9
13 .08 (b) 170,893 1 .88 (c) 1 .23 31 .5
( 5 .08 ) 749,448 0 .85 (c) 1 .44 22 .1
44 .89 833,344 0 .85 (c) 1 .02 74 .6
( 12 .36 ) 1,408,105 0 .85 (c) 1 .47 28 .9
( 7 .54 ) 1,892,406 0 .86 (c) 2 .19 21 .9
14 .20 2,453,527 0 .86 (c) 2 .25 31 .5
( 5 .05 ) 120,396 0 .80 (c) 1 .54 22 .1
45 .03 61,986 0 .79 (c) 0 .93 74 .6
( 12 .24 ) 9,135 0 .79 (c) 1 .52 28 .9
( 7 .54 ) 8,589 0 .79 (c) 2 .27 21 .9
14 .39 7,737 0 .78 (c) 2 .28 31 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP GROWTH FUND
Institutional shares
2022 $ 19 .16 ( $ 0 .08 ) ( $ 3 .17 ) ( $ 3 .25 ) ( $ 0 .02 ) ( $ 4 .94 ) ( $ 4 .96 ) $ 10 .95
2021 14 .33 ( 0 .06 ) 6 .31 6 .25 – ( 1 .42 ) ( 1 .42 ) 19 .16
2020 10 .26 ( 0 .06 ) 4 .13 4 .07 – – – 14 .33
2019(d) 10 .00 ( 0 .01 ) 0 .27 0 .26 – – – 10 .26

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 21 .76 ) % $ 8,707 0 .83% (b) ( 0 .60 ) % 161 .6%
44 .49 (c) 11,489 0 .83 (b) ( 0 .33 ) 148 .4
39 .77 (c) 7,626 0 .83 (b) ( 0 .59 ) 134 .3
2 .60 (e) 5,131 0 .83 (b) ,(f) ( 0 .48 ) (f) 175 .8 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Period from June 12, 2019, date operations commenced, through August 31, 2019.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
Class A shares
2022 $ 10 .64 $ 0 .37 ( $ 1 .44 ) ( $ 1 .07 ) ( $ 0 .44 ) $ – ( $ 0 .44 ) $ 9 .13
2021 10 .32 0 .38 0 .36 0 .74 ( 0 .42 ) – ( 0 .42 ) 10 .64
2020 10 .30 0 .42 0 .05 0 .47 ( 0 .45 ) – ( 0 .45 ) 10 .32
2019 10 .06 0 .49 0 .26 0 .75 ( 0 .51 ) – ( 0 .51 ) 10 .30
2018 10 .53 0 .50 ( 0 .46 ) 0 .04 ( 0 .49 ) ( 0 .02 ) ( 0 .51 ) 10 .06
Class C shares
2022 10 .64 0 .30 ( 1 .45 ) ( 1 .15 ) ( 0 .36 ) – ( 0 .36 ) 9 .13
2021 10 .31 0 .30 0 .37 0 .67 ( 0 .34 ) – ( 0 .34 ) 10 .64
2020 10 .29 0 .35 0 .04 0 .39 ( 0 .37 ) – ( 0 .37 ) 10 .31
2019 10 .05 0 .42 0 .25 0 .67 ( 0 .43 ) – ( 0 .43 ) 10 .29
2018 10 .52 0 .42 ( 0 .46 ) ( 0 .04 ) ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 10 .05
Class J shares
2022 10 .32 0 .36 ( 1 .41 ) ( 1 .05 ) ( 0 .44 ) – ( 0 .44 ) 8 .83
2021 10 .01 0 .37 0 .37 0 .74 ( 0 .43 ) – ( 0 .43 ) 10 .32
2020 10 .01 0 .41 0 .04 0 .45 ( 0 .45 ) – ( 0 .45 ) 10 .01
2019 9 .79 0 .47 0 .26 0 .73 ( 0 .51 ) – ( 0 .51 ) 10 .01
2018 10 .26 0 .49 ( 0 .45 ) 0 .04 ( 0 .49 ) ( 0 .02 ) ( 0 .51 ) 9 .79
Institutional shares
2022 10 .56 0 .39 ( 1 .44 ) ( 1 .05 ) ( 0 .46 ) – ( 0 .46 ) 9 .05
2021 10 .24 0 .40 0 .37 0 .77 ( 0 .45 ) – ( 0 .45 ) 10 .56
2020 10 .23 0 .45 0 .04 0 .49 ( 0 .48 ) – ( 0 .48 ) 10 .24
2019 9 .99 0 .52 0 .26 0 .78 ( 0 .54 ) – ( 0 .54 ) 10 .23
2018 10 .46 0 .52 ( 0 .46 ) 0 .06 ( 0 .51 ) ( 0 .02 ) ( 0 .53 ) 9 .99
R-1 shares
2022 10 .50 0 .32 ( 1 .43 ) ( 1 .11 ) ( 0 .39 ) – ( 0 .39 ) 9 .00
2021 10 .19 0 .32 0 .36 0 .68 ( 0 .37 ) – ( 0 .37 ) 10 .50
2020 10 .17 0 .36 0 .06 0 .42 ( 0 .40 ) – ( 0 .40 ) 10 .19
2019 9 .94 0 .44 0 .25 0 .69 ( 0 .46 ) – ( 0 .46 ) 10 .17
2018 10 .41 0 .44 ( 0 .46 ) ( 0 .02 ) ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 9 .94

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 10 .28 ) % (b) $ 808,228 1 .03% – % 3 .78% 15 .4%
7 .32 (b) 971,310 1 .04 – 3 .62 21 .6
4 .77 (b) 844,525 1 .05 – 4 .18 18 .1
7 .80 (b) 732,421 1 .06 – 4 .96 19 .8
0 .32 (b) 655,225 1 .06 – 4 .83 12 .3
( 10 .98 ) (b) 180,824 1 .79 – 3 .01 15 .4
6 .58 (b) 256,799 1 .79 – 2 .89 21 .6
3 .95 (b) 365,817 1 .81 – 3 .44 18 .1
6 .97 (b) 469,674 1 .81 – 4 .21 19 .8
( 0 .44 ) (b) 631,599 1 .81 – 4 .08 12 .3
( 10 .38 ) (b) 36,128 1 .01 (c) 1 .03 (d) 3 .80 15 .4
7 .50 (b) 42,288 1 .00 (c) 1 .02 (d) 3 .68 21 .6
4 .67 (b) 42,554 1 .07 (c) 1 .10 (d) 4 .17 18 .1
7 .75 (b) 45,660 1 .13 (c) 1 .16 (d) 4 .89 19 .8
0 .38 (b) 45,458 1 .02 (c) 1 .05 (d) 4 .87 12 .3
( 10 .14 ) 4,213,593 0 .79 (e) – 4 .01 15 .4
7 .64 5,472,494 0 .79 (e) – 3 .87 21 .6
4 .96 4,746,270 0 .81 (e) – 4 .42 18 .1
8 .12 3,591,388 0 .81 (e) – 5 .21 19 .8
0 .59 3,306,108 0 .80 (e) – 5 .09 12 .3
( 10 .81 ) 476 1 .57 – 3 .23 15 .4
6 .75 620 1 .57 – 3 .10 21 .6
4 .24 613 1 .58 – 3 .62 18 .1
7 .23 1,024 1 .58 – 4 .44 19 .8
( 0 .20 ) 987 1 .58 – 4 .29 12 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
R-3 shares
2022 $ 10 .48 $ 0 .35 ( $ 1 .43 ) ( $ 1 .08 ) ( $ 0 .42 ) $ – ( $ 0 .42 ) $ 8 .98
2021 10 .16 0 .35 0 .37 0 .72 ( 0 .40 ) – ( 0 .40 ) 10 .48
2020 10 .15 0 .40 0 .04 0 .44 ( 0 .43 ) – ( 0 .43 ) 10 .16
2019 9 .92 0 .47 0 .25 0 .72 ( 0 .49 ) – ( 0 .49 ) 10 .15
2018 10 .39 0 .47 ( 0 .46 ) 0 .01 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 9 .92
R-4 shares
2022 10 .45 0 .36 ( 1 .42 ) ( 1 .06 ) ( 0 .44 ) – ( 0 .44 ) 8 .95
2021 10 .14 0 .37 0 .36 0 .73 ( 0 .42 ) – ( 0 .42 ) 10 .45
2020 10 .13 0 .42 0 .04 0 .46 ( 0 .45 ) – ( 0 .45 ) 10 .14
2019 9 .90 0 .48 0 .26 0 .74 ( 0 .51 ) – ( 0 .51 ) 10 .13
2018 10 .37 0 .49 ( 0 .46 ) 0 .03 ( 0 .48 ) ( 0 .02 ) ( 0 .50 ) 9 .90
R-5 shares
2022 10 .51 0 .38 ( 1 .43 ) ( 1 .05 ) ( 0 .45 ) – ( 0 .45 ) 9 .01
2021 10 .19 0 .39 0 .36 0 .75 ( 0 .43 ) – ( 0 .43 ) 10 .51
2020 10 .18 0 .43 0 .04 0 .47 ( 0 .46 ) – ( 0 .46 ) 10 .19
2019 9 .95 0 .50 0 .25 0 .75 ( 0 .52 ) – ( 0 .52 ) 10 .18
2018 10 .42 0 .50 ( 0 .45 ) 0 .05 ( 0 .50 ) ( 0 .02 ) ( 0 .52 ) 9 .95
R-6 shares
2022 10 .55 0 .40 ( 1 .43 ) ( 1 .03 ) ( 0 .47 ) – ( 0 .47 ) 9 .05
2021 10 .24 0 .41 0 .36 0 .77 ( 0 .46 ) – ( 0 .46 ) 10 .55
2020 10 .23 0 .46 0 .04 0 .50 ( 0 .49 ) – ( 0 .49 ) 10 .24
2019 9 .99 0 .53 0 .25 0 .78 ( 0 .54 ) – ( 0 .54 ) 10 .23
2018 10 .46 0 .53 ( 0 .46 ) 0 .07 ( 0 .52 ) ( 0 .02 ) ( 0 .54 ) 9 .99

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 10 .53 ) % $ 7,838 1 .26% 3 .64% 15 .4%
7 .20 2,521 1 .26 3 .38 21 .6
4 .49 1,328 1 .27 3 .98 18 .1
7 .58 2,101 1 .27 4 .77 19 .8
0 .11 2,319 1 .27 4 .62 12 .3
( 10 .41 ) 938 1 .07 3 .75 15 .4
7 .31 834 1 .07 3 .61 21 .6
4 .71 1,031 1 .08 4 .16 18 .1
7 .80 1,397 1 .08 4 .93 19 .8
0 .31 1,284 1 .08 4 .82 12 .3
( 10 .24 ) 2,726 0 .95 3 .82 15 .4
7 .51 4,126 0 .95 3 .72 21 .6
4 .82 3,526 0 .96 4 .29 18 .1
7 .89 3,200 0 .96 5 .05 19 .8
0 .43 3,023 0 .96 4 .92 12 .3
( 9 .97 ) 1,228,160 0 .70 4 .11 15 .4
7 .64 1,706,467 0 .70 (b) 3 .97 21 .6
5 .17 (c) 1,518,101 0 .71 (b) 4 .52 18 .1
8 .12 (c) 910,863 0 .71 (b) 5 .32 19 .8
0 .69 1,010,227 0 .71 (b) 5 .21 12 .3
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset Fund (consolidated), Edge MidCap Fund, Global
Multi-Strategy Fund (consolidated), International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund,
Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, Small-MidCap Growth Fund, and Spectrum Preferred and Capital
Securities Income Fund and the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset
Fund (consolidated), Edge MidCap Fund, Global Multi-Strategy Fund (consolidated), International Equity Index Fund, International Small
Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, Small-MidCap
Growth Fund, and Spectrum Preferred and Capital Securities Income Fund (collectively referred to as the “Funds”), (12 of the portfolios constituting Principal Funds, Inc. (the “Fund”)), including the schedules of investments, as of August 31, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (12 of the portfolios constituting the Fund) at August 31, 2022, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Individual portfolio constituting the Fund
Statement of
operations
Statements of
changes in net assets
Financial highlights
Blue Chip Fund
Bond Market Index Fund
Diversified Real Asset Fund (consolidated)
Edge MidCap Fund
Global Multi-Strategy Fund (consolidated)
International Equity Index Fund
International Small Company Fund
Opportunistic Municipal Fund
Origin Emerging Markets Fund
Small-MidCap Dividend Income Fund
Spectrum Preferred and Capital Securities Income Fund
For the year ended
August 31, 2022
For each of the two
years in the period
ended August 31,
2022
For each of the five years
in the period ended August
31, 2022
Small-MidCap Growth Fund
For the year ended
August 31, 2022
For each of the two
years in the period
ended August 31,
2022
For each of the three years
in the period ended August
31, 2022 and the period
from June 12, 2019, date
operations commenced,
through August 31, 2019

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian, agent banks, transfer agents and brokers; when replies were not received from brokers and agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
October 21, 2022

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2022 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( March 1, 2022 to
August 31, 2022 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
March 1, 2022
Ending Account
Value
August 31, 2022
Expenses Paid
During Period
March 1, 2022 to
August 31,
2022
(a)
Beginning
Account Value
March 1, 2022
Ending Account
Value
August 31, 2022
Expenses Paid
During Period
March 1, 2022 to
August 31,
2022
(a)
Annualized
Expense
Ratio
Blue Chip Fund
Class A $ 1,000.00 $ 861.46 $ 4.55 $ 1,000.00 $ 1,020.32 $ 4.94 0.97%
Class C 1,000.00 858.50 7.82 1,000.00 1,016.79 8.49 1.67
Class J 1,000.00 862.30 3.71 1,000.00 1,021.22 4.02 0.79
Institutional 1,000.00 863.04 3.15 1,000.00 1,021.83 3.41 0.67
R-3 1,000.00 860.72 5.35 1,000.00 1,019.46 5.80 1.14
R-4 1,000.00 861.60 4.46 1,000.00 1,020.42 4.84 0.95
R-5 1,000.00 862.18 3.90 1,000.00 1,021.02 4.23 0.83
R-6 1,000.00 863.01 2.68 1,000.00 1,022.33 2.91 0.57
Bond Market Index Fund
Class J 1,000.00 920.43 2.28 1,000.00 1,022.84 2.40 0.47
Institutional 1,000.00 922.19 0.73 1,000.00 1,024.45 0.77 0.15
R-1 1,000.00 918.63 4.93 1,000.00 1,020.06 5.19 1.02
R-3 1,000.00 920.43 3.44 1,000.00 1,021.63 3.62 0.71
R-4 1,000.00 920.13 2.52 1,000.00 1,022.58 2.65 0.52
R-5 1,000.00 920.86 1.94 1,000.00 1,023.19 2.04 0.40
Diversified Real Asset Fund
Class A 1,000.00 956.85 5.92 1,000.00 1,019.16 6.11 1.20
Institutional 1,000.00 959.08 4.10 1,000.00 1,021.02 4.23 0.83
R-3 1,000.00 956.59 6.56 1,000.00 1,018.50 6.77 1.33
R-5 1,000.00 958.20 5.03 1,000.00 1,020.06 5.19 1.02
R-6 1,000.00 959.33 3.75 1,000.00 1,021.37 3.87 0.76

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
March 1, 2022
Ending Account
Value
August 31, 2022
Expenses Paid
During Period
March 1, 2022 to
August 31,
2022
(a)
Beginning
Account Value
March 1, 2022
Ending Account
Value
August 31, 2022
Expenses Paid
During Period
March 1, 2022 to
August 31,
2022
(a)
Annualized
Expense
Ratio
Edge MidCap Fund
Class A $ 1,000.00 $ 905.99 $ 5.28 $ 1,000.00 $ 1,019.66 $ 5.60 1.10%
Institutional 1,000.00 908.06 3.70 1,000.00 1,021.32 3.92 0.77
R-6 1,000.00 908.48 3.17 1,000.00 1,021.88 3.36 0.66
Global Multi-Strategy Fund
Class A 1,000.00 982.24 12.09 1,000.00 1,013.01 12.28 2.42
Institutional 1,000.00 984.24 10.00 1,000.00 1,015.12 10.16 2.00
R-6 1,000.00 985.11 9.76 1,000.00 1,015.38 9.91 1.95
Global Multi-Strategy Fund (Excluding Dividend and Interest Expense on Shorts)
Class A 1,000.00 982.24 10.24 1,000.00 1,014.87 10.41 2.05
Institutional 1,000.00 984.24 8.15 1,000.00 1,016.99 8.29 1.63
R-6 1,000.00 985.11 7.91 1,000.00 1,017.24 8.03 1.58
International Equity Index Fund
Institutional 1,000.00 857.53 1.50 1,000.00 1,023.59 1.63 0.32
R-1 1,000.00 853.11 5.56 1,000.00 1,019.21 6.06 1.19
R-3 1,000.00 854.75 4.11 1,000.00 1,020.77 4.48 0.88
R-4 1,000.00 856.35 3.23 1,000.00 1,021.73 3.52 0.69
R-5 1,000.00 855.96 2.67 1,000.00 1,022.33 2.91 0.57
R-6 1,000.00 857.66 1.40 1,000.00 1,023.69 1.53 0.30
International Small Company Fund
Institutional 1,000.00 835.37 5.32 1,000.00 1,019.41 5.85 1.15
R-6 1,000.00 835.36 5.00 1,000.00 1,019.76 5.50 1.08
Opportunistic Municipal Fund
Class A 1,000.00 905.18 4.42 1,000.00 1,020.57 4.69 0.92
Institutional 1,000.00 905.64 3.07 1,000.00 1,021.98 3.26 0.64
Opportunistic Municipal Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 905.18 4.03 1,000.00 1,020.97 4.28 0.84
Institutional 1,000.00 905.64 2.69 1,000.00 1,022.38 2.85 0.56
Origin Emerging Markets Fund
Class A 1,000.00 797.89 7.02 1,000.00 1,017.39 7.88 1.55
Institutional 1,000.00 798.51 5.44 1,000.00 1,019.16 6.11 1.20
R-6 1,000.00 799.50 4.81 1,000.00 1,019.86 5.40 1.06
Small-MidCap Dividend Income Fund
Class A 1,000.00 923.19 5.43 1,000.00 1,019.56 5.70 1.12
Class C 1,000.00 919.17 9.05 1,000.00 1,015.78 9.50 1.87
Institutional 1,000.00 924.29 4.12 1,000.00 1,020.92 4.33 0.85
R-6 1,000.00 924.88 3.88 1,000.00 1,021.17 4.08 0.80
Small-MidCap Growth Fund
Institutional 1,000.00 887.36 3.95 1,000.00 1,021.02 4.23 0.83

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
March 1, 2022
Ending Account
Value
August 31, 2022
Expenses Paid
During Period
March 1, 2022 to
August 31,
2022
(a)
Beginning
Account Value
March 1, 2022
Ending Account
Value
August 31, 2022
Expenses Paid
During Period
March 1, 2022 to
August 31,
2022
(a)
Annualized
Expense
Ratio
Spectrum Preferred and Capital Securities Income Fund
Class A $ 1,000.00 $ 944.22 $ 5.05 $ 1,000.00 $ 1,020.01 $ 5.24 1.03%
Class C 1,000.00 940.57 8.71 1,000.00 1,016.23 9.05 1.78
Class J 1,000.00 943.57 5.00 1,000.00 1,020.06 5.19 1.02
Institutional 1,000.00 944.95 3.82 1,000.00 1,021.27 3.97 0.78
R-1 1,000.00 941.81 7.73 1,000.00 1,017.24 8.03 1.58
R-3 1,000.00 943.51 6.22 1,000.00 1,018.80 6.46 1.27
R-4 1,000.00 942.97 5.29 1,000.00 1,019.76 5.50 1.08
R-5 1,000.00 944.88 4.71 1,000.00 1,020.37 4.89 0.96
R-6 1,000.00 945.38 3.43 1,000.00 1,021.68 3.57 0.70
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of June 2022 and September 2022 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at www.principal.com/individuals/dividends-capital-gains-distributions . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
June 2022
Fund Net Income Realized Gain Capital Sources
Diversified Real Asset Fund 0.00% 100.00% 0.00%
September 2022
Fund Net Income Realized Gain Capital Sources
Diversified Real Asset Fund 0.00% 100.00% 0.00%

FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Board of the following investment companies sponsored by Principal Life Insurance Company: Principal Funds, Inc., Principal Variable
Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are shown below as
“Interested Board Members”. Board Members who are not Interested Board Members are shown below as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of stockholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14,
2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion.
Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
1951
Retired 131 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 131 None
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Chair, 15(c) Committee
1951
Interim CEO, MAM USA: February 2020 to
October 2020
131 MAM USA
Victor Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
131 Formerly, Montgomery Street Income
Securities Inc.
Padelford (“Padel”) L. Lattimer
Board Member since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 131 None
Karen (“Karrie”) McMillan
Board Member since 2014
Chair, Operations Committee
Member, 15(c) Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Director, Patomak Global
Partners, LLC
131 None

INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines,
IA 50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 131 SpartanNash; Formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 131 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Timothy M. Dunbar
Chair and Board Member since 2019
Chair, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) (2018-2021)
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
President – PGAM, PFSI and PLIC (2018-2020)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc. (2018-2020)
131 None
Patrick G. Halter
Board Member since 2017
Member, Executive Committee
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI and
Principal Real Estate Investors, LLC (“PREI”) since
2018
Chief Operating Officer, PGI (2017-2018)
Director, PGI (2003-2018)
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Chief Executive Officer and President, PLIC (2018-
2020)
Chair, Post (2017-2020)
Director, Post since 2017
Chair, “PREI” since 2004
Chief Executive Officer, PREI (2005-2018)
Chair, Spectrum Asset Management, Inc.
(“Spectrum”) since 2017
131 None

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
President-Principal Funds, PGI since 2019
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, Principal Funds, PFSI, and PLIC (2019-
2020)
Director, Post since 2020
Director, PREI since 2020
Chair and Executive Vice President, Principal
Shareholder Services, Inc. (“PSS’) since 2019
Director, Spectrum since 2021
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PGI
since 2016
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PLIC
since 2013
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting, PLIC since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Deanna Y. Pellack
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Counsel, PLIC since 2022
Vice President, The Northern Trust Company (2019-
2022)
Second Vice President, The Northern Trust
Company (2014-2019)
Secretary, Advisers Investment Trust (2021-2022)
Assistant Secretary, Advisers Investment Trust
(2018-2021)

Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller (2016-2021)
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer - Funds (2018)
Deputy Chief Compliance Officer - Funds (2015-
2018)
Chief Compliance Officer – Funds, PGI since 2018
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President, PSS since 2015
Michael Scholten
Chief Financial Officer
Des Moines, IA 50392
1979
Chief Financial Officer – PFD since 2016
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Adam U. Shaikh
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury, PGI since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund
Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund
Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to
1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The
Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2015-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, Associate General Counsel and
Assistant Secretary, PGI since 2021
Vice President, Associate General Counsel, and
Secretary,
PGI (2020-2021)
PSI since 2021
PSS since 2021
Vice President, Associate General Counsel,
Governance Officer and Secretary,
PREI since 2020
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary,
PGI (2018-2020)
PFSI since 2015
PLIC since 2015
PREI (2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary,
PFD since 2019
PSI (2019-2021)
PSS (2019-2021)
RobustWealth, Inc. since 2019
Secretary,
Post (2020-2021)
Spectrum (2020-2021)
Assistant Secretary,
Post since 2021
Spectrum since 2021
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

be found at https://www.principalglobal.com/documentdownload/160950. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act;
and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an
Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The
Committee meets with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses dated December 31, 2021 (and as supplemented) and the Statement of Additional Information dated December 31, 2021 and restated September 22, 2022 (and as supplemented). These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.principalam.com/prospectuses.

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.
gov and www.Principalam.com.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Funds, Inc. (the “Board”) met on March 15, 2022 to review the liquidity risk management program (the
“Program”) applicable to all series of the Principal Funds, Inc., (each, a “Fund”), pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).  At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk Management Committee (the “Committee”),
addressed the operation, adequacy and effectiveness of the Program,  the operation of each Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report that the Program is operating as intended and is effective in implementing the requirements of the
Liquidity Rule

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) a new sub-advisory agreement between Principal Global Investors, LLC (the “Manager”) and CoreCommodity Management, LLC with respect to the commodities investment sleeve of the Diversified Real Asset Fund; and (2) an amended sub-advisory agreement between the Manager and Delaware investments Fund Advisers with respect to the fee schedule for the Diversified Real Asset Fund
CoreCommodity Management, LLC Sub-Advisory Agreement – Diversified Real Asset Fund
On March 15, 2022, the Board considered whether to approve a new sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and CoreCommodity Management, LLC (the “Sub-Advisor”) with respect to the commodities investment sleeve of the Fund.
The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Sub-Advisory Agreement.
Nature, Quality and Extent of Services . The Board considered the nature, quality and extent of the services expected to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-
to-day management of the Fund and the resources made available to such personnel. The Board considered the Manager’s program for recommending, monitoring and replacing sub-advisors and that the Manager recommended the Sub-Advisor based upon that program.
Investment Performance. The Board reviewed the historical one year, three-year, and five-year performance returns, gross and net of proposed fees, as of December 31, 2021 of the Sub-Advisor in a composite managed in the proposed investment strategy for the commodities investment sleeve of the Fund that the Sub-Advisor is proposed to manage, as compared to the historical performance returns, gross and net of fees, of the current sub-advisors to that investment sleeve; a relevant benchmark index for the sleeve, and a relevant Morningstar category.
The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability. The Board considered the proposed sub-advisory fee, noting that the Manager compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board noted that the proposed sub-advisory fee schedule includes breakpoints. The Board considered the Sub-Advisors representation that it does not have any advisory clients with a lower fee for the specific mandate that it will manage for the Fund and the Manager’s statement that it found the proposed sub-advisory fee schedule to be competitive. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee was reasonable.
Other Benefits. The Board also considered the character and amount of other fall-out benefits to be received by the Sub-Advisor. The Board noted the Sub-Advisor’s statement that it does not intend to use Fund commissions to buy Section 28(e) eligible products and services. The
Board further noted the Manager’s statement that there were no known fall-out benefits to the Sub-Advisor to result from its relationship to the Fund.
Overall Conclusions. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.
Delaware Investments Fund Advisers Amended Sub-Advisory Agreement – Diversified Real Asset Fund
On March 15, 2022, the Board considered whether to approve an amended sub-advisory agreement (the “Amended Sub-Advisory Agreement”)
between the Manager and Delaware Investments Fund Advisers (the “Sub-Advisor”) in connection with the proposal to amend the sub-
advisory fee schedule to reduce the sub-advisory fee rate payable at all assets levels for the Fund.
The Board reviewed materials received from the Manager regarding the proposed amendment to the Fund’s Sub-Advisory Agreement and noted that because the sub-advisory fees were paid by the Manager, the amendment would not change the management fee rate paid by the
Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the
Sub-Advisor provides to the Fund and that the Sub-Advisor’s obligations under the Sub-Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Sub-Advisory
Agreement other than to the sub-advisory fee schedule.
The Board considered that they had last approved the Sub-Advisory Agreement for the Fund during the annual contract evaluation process that concluded at the Board of Directors’ September 2021 meeting. They noted that during the annual contract evaluation process, they had considered the nature, quality and extent of the services provided by the Sub-Advisor under the Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of the Sub-Advisory Agreement were reasonable and that approval of the Sub-Advisory
Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Sub-
Advisory Agreement and, accordingly, recommended to the Board of Directors the approval of the amended Sub-Advisory Agreement.

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2022 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended August 31,
2022 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the funds designate the following percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2021 :
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2021 :
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code (“IRC”) Section 853 to pass through foreign taxes paid to their shareholders. The funds designated the following for federal income tax purposes for distributions made during the taxable year ended
August 31, 2022 :
DRD
Blue Chip Fund 31.20%
Bond Market Index Fund 0.00
Diversified Real Asset Fund 7.92
Edge MidCap Fund 37.66
Global Multi-Strategy Fund 18.62
International Equity Index Fund 0.00
International Small Company Fund 0.00
Opportunistic Municipal Fund 0.00
Origin Emerging Markets Fund 0.00
Small-MidCap Dividend Income Fund 100.00
Small-MidCap Growth Fund 3.35
Spectrum Preferred and Capital Securities Income
Fund 41.65
QDI
Blue Chip Fund 43.18%
Bond Market Index Fund 0.00
Diversified Real Asset Fund 21.96
Edge MidCap Fund 40.44
Global Multi-Strategy Fund 30.11
International Equity Index Fund 72.55
International Small Company Fund 100.00
Opportunistic Municipal Fund 0.00
Origin Emerging Markets Fund 54.99
Small-MidCap Dividend Income Fund 100.00
Small-MidCap Growth Fund 3.47
Spectrum Preferred and Capital Securities Income
Fund 81.77
Foreign Taxes
Per Share
International Equity Index Fund $ 0.0130
International Small Company Fund 0.0223
Origin Emerging Markets Fund 0.0662

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2022 (unaudited)

Section 163(j) Interest Dividends. The fund below intends to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b). The fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 163(j) eligible for the calendar year ended December 31, 2021 :
In early 2022, if applicable, shareholders of record received the above information on QDI, Foreign Tax Credit, and Section 199A for the
distribution paid to them by the funds during the calendar year 2021 via Form 1099.
The funds will notify shareholders in early 2023 of amounts paid to them by the funds, including QDI and Foreign Tax Credit, if any, during the calendar year 2022 .
This information is given to meet certain requirements of the IRC and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
163(j)
Interest
Dividends
Bond Market Index Fund 92.56%
Spectrum Preferred and Capital Securities Income
Fund 25.36

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2022 Principal Financial Services, Inc. | FV941AR-01 | 10/2022 | 2347695

Principal Capital Securities Fund
Class S Shares
Annual Report
August 31 , 2022

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Capital Securities Fund (unaudited) 2
Financial Statements 3
Notes to Financial Statements 6
Schedules of Investments 12
Financial Highlights (includes performance information) 20
Report of Independent Registered Public Accounting Firm 22
Shareholder Expense Example 23
Supplemental Information 24

1
Economic & Financial Market Review
Global economic growth slowed as the economy entered its late cycle. Inflation remained persistently high, but the key driver—oil prices—
recently began falling. Accelerated hawkish monetary policy continued to present headwinds. United States (U.S.) real Gross Domestic
Product (GDP) grew at an average quarter-over-quarter annualized rate of 1.8% in the four quarters ending 2Q 2022, with sequential contractions in last two quarters. Germany and Japan GDP growth rates were 1.7% and 1.1%, respectively. China GDP growth was challenged by a resurgence of COVID cases and a weakening housing market, and stimulative policies were more constrained than expected. Global manufacturing Purchasing Managers’ Index (PMI) remained well above 50 in the last 12 months (a number above 50 indicates manufacturing activity is expanding and a number below 50 indicates contraction), and the latest reading, as of August 2022, was 51.0, 4.8 lower than
August 2021. The global slowdown was broad based but developed markets readings were still higher.
Geopolitical disruptions and continued supply constraints drove inflation up during the last 12 months. Global inflation increased from
3.5% in August 2021 to 7.4% in July 2022. High inflation and the risk of it getting “stickier” led some global central banks to speed up their tightening paths. Global policy rates rose by 97 basis points (bps) in the last twelve months. The United States Federal Reserve hiked interest rates four times with a total 225 bps increase and more hikes are being priced in. Hawkish monetary policies have caused global financial conditions to tighten sharply since the beginning of the year.
Global earnings growth slowed, but remained positive, in the last 12 months ending August 2022. Compared to the same time last year, MSCI
All Country World Index (ACWI) trailing 12 months earnings per share (TTM EPS) grew by 18%. MSCI World TTM EPS increased by
20%, much higher than MSCI EM’s 10%. Within developed markets, MSCI Europe earnings grew at a faster pace than U.S. earnings. Within the U.S., mid cap and small cap stocks delivered much higher earnings growth (34% and 32%) than large cap (23%), and value stocks beat growth stocks (27% vs. 16%). Large tech, represented by the Nasdaq 100 Index, delivered 14% earnings growth.
Global equities outperformed global fixed income in the last 12 months, but both delivered negative returns. In USD terms, MSCI ACWI recorded a -16% loss year-over-year, while the Bloomberg Global Aggregate Corporate Index ended -18%. Within equities, developed markets outperformed emerging markets by 7%, and the U.S. outperformed developed markets ex-U.S. by 5%. Among major markets, China was the worst performer with a -28% loss, bringing MSCI EM down to -22%. Within the U.S., value was the largest outperformer. The
Bloomberg Barclays U.S. Treasury Index delivered a -11% loss as U.S. 10-year treasury yields rose from 1.31% to 3.19%. Global high yield bonds outperformed investment grade corporate bonds and global treasury bonds by 2% and 3% respectively. DXY Index, a proxy for USD strength, increased by 17%. Commodity prices, represented by the S&P GSCI Total Return Index, increased by 42%, and Nymex crude oil rose from $68.5 to $89.6 USD/barrel.
* Unless otherwise stated, data sources are Bloomberg, FactSet, and Principal Global Asset Allocation. Data as of August 31, 2022.
Index descriptions:
MSCI All Country World Index (ACWI) Index includes large and mid cap stocks across developed and emerging market countries.
MSCI World Index captures large and mid cap representation across 23 Developed Markets (DM) countries.
MSCI Europe Index captures large and mid cap representation across 15 Developed Markets (DM) countries in Europe.
MSCI Emerging Markets Index consists of large and mid cap companies across 24 countries and represents 10% of the world market capitalization. The index covers approximately 85% of the free float-adjusted market capitalization in each country in each of the 24 countries.
Nasdaq 100 Index is a basket of the 100 largest, most actively traded U.S companies listed on the Nasdaq stock exchange. The index includes companies from various industries except for the financial industry, like commercial and investment banks.
Bloomberg Barclays Global Aggregate Index is a flagship measure of global investment grade debt from twenty- four local currency markets. This multi-
currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
Bloomberg U.S. Treasury Index measures US dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.
U.S. Dollar Index (USDX, DXY, DX) is an index (or measure) of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of U.S. trade partners' currencies.
S&P GSCI Total Return Index is an index of 24 exchange-traded futures contracts that represent a large portion of the global commodities market.

2
Capital Securities Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.Principalam.com , call your financial professional, or call 800-222-5852 .
Average Annual Total Returns*
as of
August 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?***
The investment seeks to provide current income. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in capital securities at the time of purchase. It may invest up to 100% of its assets in below investment grade (sometimes called "junk")
preferred securities which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global, provided that the issuer of such below investment grade preferred securities has senior debt outstanding that is rated at the time of purchase BBB- or higher by
S&P Global or Baa3 or higher by Moody's.
The markets were unsettled throughout the period at first due to a combination of Omicron fears and a US Federal Reserve Bank policy shift. The Omicron variant spiked global coronavirus cases which impelled renewed fears and lockdowns around the globe, among other dysfunctions. The US Central Bank started its long-awaited taper and began to talk down inflation being more than just transitory. In the process, the Fed changed its messaging to allow for the possibility of a rate lift-off on federal funds to happen sooner than later after markets had largely come to accept that lift-off wouldn’t happen until December 2022. Chairman Powell stated in his December 2021 press conference, “I don’t foresee that very extended wait” meaning that he doesn’t expect a very long delay between completing the taper and raising the federal funds rate. Powell also acknowledged that the committee discussed potentially shrinking the balance sheet. This heightened hawkishness was a material shift from the Fed, which caused yields on US Treasury yields to zoom swiftly higher as inflation flashed its loudest alarm in four decades. The Fed moving from dismissive inflation narratives to expeditious rate hike actions was a mea culpa that reset market conditions causing US Treasury valuations to reprice in one of the negative trends over a 12 month period on record.
As a result, the capital securities sectors came under significant pressure. The price declines happened primarily in two stages during the period: 1) during the first quarter of 2022, duration explained most of the price declines as yields rose by about 100 basis points, but spreads widened just modestly and 2) during the second quarter spread duration explained over half the price declines as spreads widened by 130 bps into May and UST 5 year yields rose another 120 bps too. The differential in performance between investment grade and below investment grade paper did not widen noticeably until the second quarter when equity bottomed below 3800 on the S&P 500 index, which indicated
elevated recession risks. A strong summer rally in equity then helped to tighten spreads from June through July only to give most of the gains back during August as the Fed reaffirmed its intentions to push rates higher and keep them high for some time. Allocations to capital securities detracted from absolute performance. The Fund tactics were primarily to be underweight the retail $25 par sector because the
Fund is intended to tactically allocate $1,000 par concentration to the $25 par preferred securities SMA platforms. Consequently, the Fund is overweight $1,000 par capital securities, which outperformed relative to the benchmark.
Value of a $10,000 Investment* March 14, 2014 - August 31, 2022
1-Year 5-Year Since Inception Inception Date
Class S Shares -10.24% 2.77% 4.32% 3/14/14
*Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
**Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
***Securities described in the fund commentary may no longer be held in the fund.

Statement of Assets and Liabilities
Principal Funds, Inc.
August 31, 2022
3
See accompanying notes.
Amounts in thousands, except per share amounts Capital Securities Fund
Investment in securities--at cost ......................................................................................................................
$ 1,247,259
Investment in affiliated Funds--at cost ................................................................................................................
$ 6,388
Assets
Investment in securities--at value  ...................................................................................................................... $ 1,129,868
(a)
Investment in affiliated Funds--at value ................................................................................................................. 6,388
Receivables:
Dividends and interest ............................................................................................................................. 14,678
Expense reimbursement from Manager ........................................................................................................... 28
Fund shares sold ................................................................................................................................... 1,528
Investment securities sold ......................................................................................................................... 1,964
Total Assets   1,154,454
Liabilities
Accrued transfer agent fees ............................................................................................................................. 62
Accrued directors' expenses ............................................................................................................................. 2
Accrued professional fees ............................................................................................................................... 31
Accrued other expenses ................................................................................................................................. 14
Payables:
Fund shares redeemed ............................................................................................................................. 1,433
Collateral obligation on securities loaned, at value ..................................................................................................... 9,265
Total Liabilities
10,807
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 1,143,647
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 1,275,100
Total distributable earnings (accumulated loss) .........................................................................................................
(131,453)
Total Net Assets
$ 1,143,647
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 500,000
Net Asset Value Per Share:
Class S : Net Assets ...................................................................................................................................... $ 1,143,647
Shares Issued and Outstanding .................................................................................................................... 124,370
Net Asset Value per share .........................................................................................................................
$ 9 .20
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statement of Operations
Principal Funds, Inc.
Year Ended August 31, 2022
4
See accompanying notes.
Amounts in thousands
Capital Securities
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ....................................................................................................................... $ 25
Dividends .............................................................................................................................................. 1,096
Interest ................................................................................................................................................. 51,821
Securities lending - net ................................................................................................................................
82
Total Income 53,024
Expenses:
Registration fees - Class S ............................................................................................................................ 47
Shareholder reports - Class S ......................................................................................................................... 9
Transfer agent fees - Class S .......................................................................................................................... 415
Chief compliance officer expenses .................................................................................................................... 1
Custodian fees ......................................................................................................................................... 12
Directors' expenses .................................................................................................................................... 22
Professional fees ...................................................................................................................................... 37
Other expenses ........................................................................................................................................ 13
Total Gross Expenses 556
Less: Reimbursement from Manager - Class S ....................................................................................................... 555
Total Net Expenses 1
Net Investment Income (Loss) 53,023
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... 1,168
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ (188,068)
Net Realized and Unrealized Gain (Loss) on investments (186,900)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (133,877)

Statement of Changes in Net Assets
Principal Funds, Inc.
5
See accompanying notes.
Amounts in thousands Capital Securities Fund
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 53,023 $ 42,684
Net realized gain (loss) on investments ................................................................................................ 1,168 4,876
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(188,068) 34,419
Net Increase (Decrease) in Net Assets Resulting from Operations (133,877) 81,979
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (58,505) (45,215)
Total Dividends and Distributions (58,505) (45,215)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
168,275 284,141
Total Increase (Decrease) in Net Assets (24,107) 320,905
Net Assets
Beginning of period ....................................................................................................................
1,167,754 846,849
End of period ..........................................................................................................................
$ 1,143,647 $ 1,167,754
Class S
Capital Share Transactions:
Year Ended August 31, 2022
Dollars:
Sold .......................................................................................................... $ 453,083
Reinvested ..................................................................................................... 35,848
Redeemed ......................................................................................................
(320,656)
Net Increase (Decrease)
$ 168,275
Shares:
Sold .......................................................................................................... 44,622
Reinvested ..................................................................................................... 3,618
Redeemed ......................................................................................................
(32,400)
Net Increase (Decrease)
15,840
Year Ended August 31, 2021
Dollars:
Sold .......................................................................................................... $ 438,675
Reinvested ..................................................................................................... 27,537
Redeemed ......................................................................................................
(182,071)
Net Increase (Decrease)
$ 284,141
Shares:
Sold .......................................................................................................... 41,354
Reinvested ..................................................................................................... 2,606
Redeemed ......................................................................................................
(17,180)
Net Increase (Decrease)
26,780

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022
6
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Capital Securities Fund (the
“fund”), a series of the Fund, are presented herein.
The fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The fund has not provided financial support and is not contractually required to provide financial support to any investee.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the fund:
Security Valuation. The fund may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The fund values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments.
The fund records dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.
Expenses. Expenses directly attributed to the fund are charged to the fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
In addition to the expenses that the fund bears directly, the fund may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies (collectively, “Underlying Funds”) in which it invests. Expenses included in the statement of operations reflect the expenses of the fund and do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the fund are recorded on the ex-dividend date.
Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts and certain preferred securities. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022
7
Management evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the year ended August 31, 2022 , the fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income. This amount is shown as withholding tax on the statement of operations.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management expects the impact of the ASU will not have a material impact on the fund’s financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject
to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the fund’s financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the fund to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Effective April 18, 2022, interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the secured overnight financing rate plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Prior to April 18, 2022, the bank loan rate equaled the higher of (i) the Federal Funds
Rate or (ii) the One Month LIBOR (or such successor if no longer available) rate plus the applicable margin of 1.25%. The interest income received is included in interest income on the statement of operations. The interest expense associated with these borrowings is included in other expenses on the statement of operations. The fund had no outstanding loans or borrowings as of August 31, 2022.
During the year ended August 31, 2022, the fund’s lending to the Facility was as follows (amounts in thousands):
During the year ended August 31, 2022 , the fund’s borrowing from the Facility was as follows (amounts in thousands):
In addition, the fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $250 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Effective April 18, 2022, interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus 1.00%. Prior to April 18, 2022, interest was charged at an annual rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.25%. If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The
Average Daily
Amount Loaned
Weighted
Average Annual
Interest Rate
Capital Securities Fund $ 244 0.80%
Average Daily
Amount Borrowed
Weighted
Average Annual
Interest Rate
Capital Securities Fund $ 33 2.33%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022
8
interest expense associated with these borrowings is included in other expenses on the statement of operations. During the year ended August
31, 2022, the fund did not borrow against the line of credit.
Contingent Convertible Securities. As footnoted in the schedule of investments, the fund invests in contingent convertible securities
(“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation.
If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Securities Lending. As footnoted in the schedule of investments, the fund may lend portfolio securities to approved brokerage firms to earn additional income. The fund receives collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the fund could realize a loss on such investments. Further, the fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statement of operations.
4. Fair Valuation
Fair value is defined as the price that the fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022
9
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in the category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, and U.S. Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds or preferred stocks.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3.
Valuation models rely on one or more significant unobservable inputs. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of August 31, 2022 in valuing the fund’s securities carried at fair value (amounts in thousands):
*For additional detail regarding sector classifications, please see the schedule of investments
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Capital Securities Fund
Bonds* $ — $ 1,107,102 $ — $ 1,107,102
Investment Companies 10,995 — — 10,995
Preferred Stocks
Energy 2,488 — — 2,488
Financial 9,707 — — 9,707
Government — 5,964 — 5,964
Total investments in securities $ 23,190 $ 1,113,066 $ — $ 1,136,256
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022
10
During the year , there were no purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for the fund. The reductions and reimbursements are in amounts that maintain total operating expenses at 0.00%. The limit is expressed as a percentage of average daily net assets on an annualized basis during the reporting period. It is expected that the expense limit will continue permanently. There is no management fee charged by the fund.
The fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.
Amounts owed to the fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as an expense reimbursement from Manager and are settled periodically.
Chief Compliance Officer Expense . The fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statement of operations.
6. Investment Transactions
For the year ended August 31, 2022, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the fund was as follows (amounts in thousands):
For the year ended August 31, 2022, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the fund were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2022 and August 31,
2021 were as follows (amounts in thousands):
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2022, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to contingent convertible bonds and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the fund. As of August 31, 2022 , the fund had approximate net capital loss carryforwards as follows (amounts in thousands):
Purchases Sales
Capital Securities Fund $ 345,018 $ 159,202
Purchases Sales
Capital Securities Fund $ – $ 4,487
Ordinary Income
2022 2021
Capital Securities Fund $ 58,505 $ 45,215
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Capital Securities Fund $ 778 $ — $ (9,364) $ (132,436) $ 9,569 $ (131,453)
Short-Term Long-Term Total
Capital Securities Fund $ 685 $ 8,679 $ 9,364
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2022
11
Capital losses will be carried forward with no expiration and with the character of the loss retained. For the year ended August 31, 2022, the fund did not utilize capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2022 , the fund does not plan to defer any late year losses.
Reclassification of Capital Accounts. The fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2022, the fund did not record reclassifications.
Federal Income Tax Basis. At August 31, 2022, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund were as follows (amounts in thousands):
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Capital Securities Fund $ 3,617 $ (136,053) $ (132,436) $ 1,268,692
7. Federal Tax Information (continued)

Schedule of Investments
Capital Securities Fund
August 31, 2022
See accompanying notes.
12
INVESTMENT COMPANIES - 0.96% Shares Held Value (000's)
Exchange-Traded Funds - 0.13%
Invesco Preferred ETF
(a)
119,047 $ 1,472
Money Market Funds - 0.83%
BlackRock Liquidity FedFund - Institutional
Class 2.03%
(b),(c)
3,134,660 3,135
Principal Government Money Market Fund -
Institutional Class 2.13%
(b),(c),(d)
6,388,127 6,388
$ 9,523
TOTAL INVESTMENT COMPANIES $ 10,995
PREFERRED STOCKS - 1.59% Shares Held Value (000's)
Banks - 0.74%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
59,183 $ 1,209
Fifth Third Bancorp 6.63%, 12/31/2023
(a),(e)
14,014 359
3 Month USD LIBOR + 3.71%
First Republic Bank/CA 5.13%, 10/03/2022
(e)
25,021 556
Fulton Financial Corp 5.13%, 01/15/2026
(e)
115,292 2,405
Morgan Stanley 6.50%, 12/31/2049
(e)
119,116 3,109
Valley National Bancorp 6.25%, 06/30/2025
(e)
20,342 499
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(e)
15,345 334
$ 8,471
Diversified Financial Services - 0.03%
Affiliated Managers Group Inc 4.20%,
09/30/2061
18,947 327
Insurance - 0.08%
Assurant Inc 5.25%, 01/15/2061
(a)
38,498 823
Voya Financial Inc 5.35%, 09/15/2029
(e)
3,639 86
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 909
Pipelines - 0.22%
Enbridge Inc 6.38%, 04/15/2078 101,327 2,488
3 Month USD LIBOR + 3.59%
Sovereign - 0.52%
CoBank ACB 6.20%, 01/01/2025
(e)
10,000 1,025
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(e)
38,800 3,924
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(e),(f)
10,000 1,015
3 Month USD LIBOR + 4.01%
$ 5,964
TOTAL PREFERRED STOCKS $ 18,159
BONDS - 96.80%
Principal
Amount (000's) Value (000's)
Banks - 54.50%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(f),(g),(h)
$ 1,900 $ 1,891
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(g),(h)
600 513
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(g),(h)
9,400 8,802
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(e),(g),(h)
10,000 7,970
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Bank of America Corp
4.38%, 01/27/2027
(e),(g)
2,000 1,714
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.13%, 04/27/2027
(e),(g)
13,000 12,796
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.30%, 03/10/2026
(e),(g)
2,000 2,037
3 Month USD LIBOR + 4.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
6.50%, 10/23/2024
(e),(g)
$ 2,767 $ 2,784
3 Month USD LIBOR + 4.17%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(e),(g)
25,000 22,888
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(g)
19,600 16,511
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(g)
7,373 6,783
3 Month USD LIBOR + 3.13%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(g)
7,600 5,843
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.90%, 06/04/2025
(e),(g)
24,000 22,742
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.28%, 12/15/2034
(e),(g)
5,450 5,879
3 Month USD LIBOR + 1.55%
Barclays PLC
4.38%, 03/15/2028
(e),(g),(h)
8,000 6,002
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
7.75%, 09/15/2023
(e),(g),(h)
10,120 9,891
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 06/15/2024
(e),(g),(h)
8,000 7,863
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
8.00%, 03/15/2029
(e),(g),(h)
1,200 1,161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
BNP Paribas SA
4.50%, 02/25/2030
(a),(e),(f),(g),(h)
3,500 2,704
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
6.63%, 03/25/2024
(e),(g),(h)
800 771
USD Swap Rate NY 5 Year + 4.15%
7.38%, 08/19/2025
(e),(f),(g),(h)
6,103 6,136
USD Swap Semi-Annual 5 Year + 5.15%
Citigroup Inc
3.88%, 02/18/2026
(e),(g)
14,500 12,542
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(g)
8,000 7,020
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.15%, 11/15/2026
(e),(g)
3,800 3,220
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.25%, 08/15/2026
(e),(g)
1,239 1,230
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
4.00%, 10/06/2026
(e),(g)
3,900 3,324
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(e),(g)
6,500 6,509
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.38%, 04/06/2024
(e),(g)
3,500 3,195
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 07/01/2025
(a),(e),(g)
13,000 13,030
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%

Schedule of Investments
Capital Securities Fund
August 31, 2022
See accompanying notes.
13
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Corestates Capital III
3.48%, 02/15/2027
(f)
$ 22,771 $ 21,247
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 01/23/2024
(e),(f),(g),(h)
1,383 1,376
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(e),(g),(h)
2,300 2,288
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(e),(f),(g),(h)
7,232 7,404
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(h)
600 602
Credit Suisse Group AG
4.50%, 09/03/2030
(a),(e),(f),(g),(h)
2,500 1,636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%
5.25%, 02/11/2027
(e),(f),(g),(h)
500 376
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
5.25%, 02/11/2027
(a),(e),(g),(h)
5,000 3,759
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
6.25%, 12/18/2024
(e),(f),(g),(h)
1,790 1,607
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 08/21/2026
(e),(f),(g),(h)
5,000 3,910
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/11/2023
(e),(f),(g),(h)
6,250 5,925
USD Swap Semi-Annual 5 Year + 4.60%
9.75%, 06/23/2027
(e),(f),(g),(h)
15,800 15,958
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.38%
Danske Bank A/S
6.13%, 03/28/2024
(e),(g),(h)
6,600 6,254
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(e),(g),(h)
2,000 1,900
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Fifth Third Bancorp
4.50%, 09/30/2025
(e),(g)
2,200 2,089
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(e),(g)
3,100 2,513
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(e),(g)
3,000 2,482
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(e),(g)
4,000 3,426
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
4.95%, 02/10/2025
(e),(g)
1,000 940
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(e),(g)
3,500 3,457
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(e),(f),(g)
1,700 2,271
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(e),(g)
7,300 9,750
3 Month USD LIBOR + 4.98%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(g),(h)
$ 3,000 $ 2,756
USD Swap Rate NY 5 Year + 3.75%
6.38%, 09/17/2024
(e),(g),(h)
1,300 1,250
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(e),(g),(h)
500 465
USD Swap Rate NY 5 Year + 3.61%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(g)
19,200 17,847
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(e),(g)
8,750 8,487
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
2.45%, 06/15/2028 2,400 2,181
3 Month USD LIBOR + 0.63%
Huntington National Bank/The
5.50%, 05/06/2030
(g)
2,000 2,017
3 Month USD LIBOR + 5.09%
ING Groep NV
5.75%, 11/16/2026
(e),(g),(h)
7,000 6,459
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(e),(g),(h)
500 478
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(e),(g),(h)
10,000 9,779
USD Swap Rate NY 5 Year + 4.20%
JPMorgan Chase & Co
3.65%, 06/01/2026
(e),(g)
19,000 16,482
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.10%, 10/01/2024
(e),(g)
2,100 2,067
3 Month USD LIBOR + 3.33%
6.75%, 02/01/2024
(e),(g)
3,594 3,616
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 09/15/2026
(e),(g)
3,775 3,472
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
3.02%, 07/01/2028 1,500 1,387
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 1,500 1,684
Lloyds Banking Group PLC
7.50%, 06/27/2024
(e),(g),(h)
4,300 4,253
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(e),(g),(h)
9,050 8,773
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
3.50%, 09/01/2026
(e),(g)
8,000 6,427
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(e),(g)
4,000 3,707
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(e),(g)
1,300 1,287
3 Month USD LIBOR + 3.61%
NatWest Group PLC
4.60%, 06/28/2031
(e),(g),(h)
10,000 7,497
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(g),(h)
8,000 7,518
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(e),(g),(h)
1,000 998
USD Swap Semi-Annual 5 Year + 5.72%

Schedule of Investments
Capital Securities Fund
August 31, 2022
See accompanying notes.
14
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Nordea Bank Abp
6.13%, 09/23/2024
(e),(f),(g),(h)
$ 4,300 $ 4,205
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(e),(f),(g),(h)
15,600 15,289
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(a),(e),(g)
2,400 2,215
3 Month USD LIBOR + 3.20%
PNC Capital Trust C
2.15%, 06/01/2028 3,000 2,759
3 Month USD LIBOR + 0.57%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(e),(g)
2,300 1,858
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(e),(g)
13,600 13,226
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Regions Financial Corp
5.75%, 06/15/2025
(e),(g)
1,000 1,009
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(g),(h)
5,000 4,738
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
7.38%, 10/04/2023
(e),(f),(g),(h)
5,500 5,298
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 10/04/2023
(e),(g),(h)
3,000 2,890
USD Swap Semi-Annual 5 Year + 4.30%
8.00%, 09/29/2025
(e),(f),(g),(h)
3,500 3,534
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
6.00%, 07/26/2025
(e),(g),(h)
1,000 950
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(e),(f),(g)
7,800 8,112
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(e),(g)
3,600 3,744
3 Month USD LIBOR + 1.46%
7.75%, 04/02/2023
(e),(f),(g),(h)
1,000 1,004
USD Swap Semi-Annual 5 Year + 5.72%
SVB Financial Group
4.00%, 05/15/2026
(e),(g)
13,000 10,515
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.10%, 02/15/2031
(e),(g)
800 600
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
4.25%, 11/15/2026
(e),(g)
5,800 4,625
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
Swedbank AB
5.63%, 09/17/2024
(e),(g),(h)
1,800 1,750
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp
2.48%, 03/15/2028 2,000 1,850
3 Month USD LIBOR + 0.65%
3.58%, 05/15/2027
(a)
4,500 4,186
3 Month USD LIBOR + 0.67%
4.80%, 09/01/2024
(e),(g)
21,120 19,619
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp   (continued)
4.95%, 09/01/2025
(e),(g)
$ 11,430 $ 11,273
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
3.88%, 06/02/2026
(e),(f),(g),(h)
10,000 8,318
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.88%, 02/12/2027
(e),(f),(g),(h)
12,000 10,344
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.88%, 08/07/2025
(e),(g),(h)
9,200 9,114
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(e),(f),(g),(h)
1,400 1,368
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(e),(g),(h)
5,000 4,884
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
UniCredit SpA
8.00%, 06/03/2024
(e),(g),(h)
3,500 3,294
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(e),(g)
32,500 27,196
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
3.90%, 03/15/2026
(e),(g)
8,800 7,755
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
$ 623,330
Diversified Financial Services - 6.88%
Ally Financial Inc
4.70%, 05/15/2026
(e),(g)
10,500 8,662
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(e),(g)
1,200 932
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(e),(g)
24,000 20,610
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(g)
10,200 8,662
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(e),(g)
17,000 14,620
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(g)
9,044 8,988
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.60%, 11/01/2022
(e)
5,963 5,950
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(f),(g)
2,500 2,000
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Discover Financial Services
6.13%, 06/23/2025
(e),(g)
8,100 8,208
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 78,632

Schedule of Investments
Capital Securities Fund
August 31, 2022
See accompanying notes.
15
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 10.34%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(g)
$ 2,500 $ 2,164
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
American Electric Power Co Inc
3.88%, 02/15/2062
(g)
26,000 22,123
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Dominion Energy Inc
4.35%, 01/15/2027
(e),(g)
9,900 8,967
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.65%, 12/15/2024
(e),(g)
24,300 22,356
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(g)
6,625 6,369
3 Month USD LIBOR + 3.06%
Duke Energy Corp
3.25%, 01/15/2082
(g)
5,000 3,995
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
4.88%, 09/16/2024
(e),(g)
19,050 17,955
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(g)
12,500 12,624
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(f),(g)
6,700 6,834
USD Swap Semi-Annual 5 Year + 5.88%
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(g)
7,000 5,895
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
4.34%, 10/01/2066
(a)
3,341 2,729
3 Month USD LIBOR + 2.07%
Southern Co/The
3.75%, 09/15/2051
(g)
5,100 4,411
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(g)
2,000 1,852
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
$ 118,274
Food - 0.41%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(f)
5,000 4,650
Gas - 0.79%
NiSource Inc
5.65%, 06/15/2023
(e),(g)
9,695 9,016
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0 .17%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(g)
2,100 1,918
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 14.93%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,260
Allianz SE
3.20%, 10/30/2027
(e),(f),(g),(h)
5,000 3,808
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Allstate Corp/The
5.75%, 08/15/2053
(g)
7,500 6,881
3 Month USD LIBOR + 2.94%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
American International Group Inc
5.75%, 04/01/2048
(g)
$ 13,077 $ 12,390
3 Month USD LIBOR + 2.87%
Aon Corp
8.21%, 01/01/2027 1,000 1,070
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(g)
1,500 1,462
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(g)
2,000 1,935
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12/14/2036
(e),(f),(g)
3,805 4,266
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 2,400 2,988
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(g)
4,900 4,918
3 Month USD LIBOR + 4.92%
Equitable Holdings Inc
4.95%, 09/15/2025
(a),(e),(g)
1,400 1,362
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Everest Reinsurance Holdings Inc
5.29%, 05/01/2067 1,100 896
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(g)
6,500 5,371
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(f)
6,100 7,038
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
1,100 1,312
Lincoln National Corp
4.75%, 04/20/2067 2,245 1,676
3 Month USD LIBOR + 2.04%
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(f),(g)
1,000 998
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(f)
1,800 1,985
MetLife Inc
3.85%, 09/15/2025
(e),(g)
7,200 6,688
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 700 717
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(f)
10,372 12,375
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 5,849
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
5.88%, 05/23/2042
(f),(g)
3,600 3,708
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 500 492
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(g)
4,600 3,834
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(g)
10,500 8,753
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%

Schedule of Investments
Capital Securities Fund
August 31, 2022
See accompanying notes.
16
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Nippon Life Insurance Co   (continued)
5.00%, 10/18/2042
(a),(f),(g)
$ 1,525 $ 1,523
3 Month USD LIBOR + 4.24%
5.10%, 10/16/2044
(g)
785 783
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(g)
9,500 8,241
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.63%, 06/15/2043
(g)
9,380 9,345
3 Month USD LIBOR + 3.92%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(f),(g)
5,000 4,411
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
6.50%, 09/20/2073
(f),(g)
3,000 3,031
3 Month USD LIBOR + 4.44%
Voya Financial Inc
4.70%, 01/23/2048
(g)
10,300 8,554
3 Month USD LIBOR + 2.08%
6.13%, 09/15/2023
(e),(g)
1,400 1,363
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(g)
26,800 21,574
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
3.50%, 05/02/2052
(g)
7,200 5,869
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.79%
$ 170,726
Oil & Gas - 0.79%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(g)
9,500 9,094
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
Pipelines - 4.65%
Enbridge Inc
5.75%, 07/15/2080
(g)
5,000 4,696
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(g)
1,500 1,429
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(g)
11,000 10,401
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(g)
14,881 12,876
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(g)
1,300 1,069
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09/15/2079
(g)
12,500 11,498
Secured Overnight Financing Rate + 4.42%
5.60%, 03/07/2082
(g)
7,300 6,764
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.63%, 05/20/2075
(g)
600 580
3 Month USD LIBOR + 3.53%
5.88%, 08/15/2076
(g)
4,000 3,925
3 Month USD LIBOR + 4.64%
$ 53,238
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 0.66%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(g)
$ 4,000 $ 3,695
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(f),(g)
4,500 3,864
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 7,559
Sovereign - 0.84%
CoBank ACB
4.25%, 01/01/2027
(e),(g)
2,000 1,740
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(g)
1,000 995
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(e),(g)
5,000 5,088
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(g)
1,900 1,819
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 9,642
Telecommunications - 1.28%
Vodafone Group PLC
3.25%, 06/04/2081
(g)
8,000 6,914
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(g)
9,250 7,257
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.00%, 04/04/2079
(g)
450 465
USD Swap Semi-Annual 5 Year + 4.87%
$ 14,636
Transportation - 0.56%
BNSF Funding Trust I
6.61%, 12/15/2055
(g)
6,500 6,387
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 1,107,102
Total Investments $ 1,136,256
Other Assets and Liabilities -  0.65% 7,391
TOTAL NET ASSETS - 100.00% $ 1,143,647
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,920 or 0.78% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,265 or
0.81% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 A ct (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $216,203 or 18.90% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Capital Securities Fund
August 31, 2022
See accompanying notes.
17
(h) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $237,713 or 20.79% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 77.82%
Utilities 11.13%
Energy 5.66%
Government 1.36%
Communications 1.28%
Money Market Funds 0.83%
Industrial 0.73%
Consumer, Non-cyclical 0.41%
Investment Companies 0.13%
Other Assets and Liabilities
0.65%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales August 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.13% $ 12,082 $ 515,501 $ 521,195 $ 6,388
$ 12,082 $ 515,501 $ 521,195 $ 6,388
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.13% $ 25 $ — $ — $ —
$ 25 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
August 31, 2022
See accompanying notes.
18
Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.
20
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CAPITAL SECURITIES FUND
Class S shares
2022 $ 10 .76 $ 0 .44 ( $ 1 .52 ) ( $ 1 .08 ) ( $ 0 .48 ) ( $ 0 .48 ) $ 9 .20
2021 10 .36 0 .46 0 .43 0 .89 ( 0 .49 ) ( 0 .49 ) 10 .76
2020 10 .17 0 .50 0 .23 0 .73 ( 0 .54 ) ( 0 .54 ) 10 .36
2019 9 .95 0 .58 0 .21 0 .79 ( 0 .57 ) ( 0 .57 ) 10 .17
2018 10 .40 0 .58 ( 0 .49 ) 0 .09 ( 0 .54 ) ( 0 .54 ) 9 .95

See accompanying notes.
21
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 10 .24 ) % $ 1,143,647 0 .00% (b) 4 .40% 14 .0%
8 .77 1,167,754 0 .00 (b) 4 .34 14 .2
7 .42 846,849 0 .00 (b) 4 .95 14 .0
8 .39 648,432 0 .00 (b) 5 .89 14 .7
0 .87 544,446 0 .00 (b) 5 .67 9 .1
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Report of Independent Registered Public Accounting Firm
22
To the Shareholders and the Board of Directors of Capital Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Capital Securities Fund (the “fund”) (one of the portfolios constituting
Principal Funds, Inc. (the “Fund”)), including the schedule of investments, as of August 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the fund (one of the portfolios constituting the Fund) at
August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
October 21, 2022

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2022 (unaudited)
23
As a shareholder of Capital Securities Fund, you may incur ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( March 1, 2022 to
August 31, 2022 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Class S shares may be purchased through wrap programs. Such plans may impose fees in addition to those charge by the fund.
These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
March 1, 2022
Ending Account
Value
August 31, 2022
Expenses Paid
During Period
March 1, 2022 to
August 31,
2022
(a)
Beginning
Account Value
March 1, 2022
Ending Account
Value
August 31, 2022
Expenses Paid
During Period
March 1, 2022 to
August 31,
2022
(a)
Annualized
Expense
Ratio
Capital Securities Fund
Class S $ 1,000.00 $ 943.20 $ 0.00 $ 1,000.00 $ 1,025.21 $ 0.00 0.00%
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

24
FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Board of the following investment companies sponsored by Principal Life Insurance Company: Principal Funds, Inc., Principal Variable
Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are shown below as
“Interested Board Members”. Board Members who are not Interested Board Members are shown below as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of stockholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14,
2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion.
Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
1951
Retired 131 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 131 None
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Chair, 15(c) Committee
1951
Interim CEO, MAM USA: February 2020 to
October 2020
131 MAM USA
Victor Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
131 Formerly, Montgomery Street Income
Securities Inc.
Padelford (“Padel”) L. Lattimer
Board Member since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 131 None
Karen (“Karrie”) McMillan
Board Member since 2014
Chair, Operations Committee
Member, 15(c) Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Director, Patomak Global
Partners, LLC
131 None

25
INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines,
IA 50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 131 SpartanNash; Formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 131 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Timothy M. Dunbar
Chair and Board Member since 2019
Chair, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) (2018-2021)
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
President – PGAM, PFSI and PLIC (2018-2020)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc. (2018-2020)
131 None
Patrick G. Halter
Board Member since 2017
Member, Executive Committee
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI and
Principal Real Estate Investors, LLC (“PREI”) since
2018
Chief Operating Officer, PGI (2017-2018)
Director, PGI (2003-2018)
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Chief Executive Officer and President, PLIC (2018-
2020)
Chair, Post (2017-2020)
Director, Post since 2017
Chair, “PREI” since 2004
Chief Executive Officer, PREI (2005-2018)
Chair, Spectrum Asset Management, Inc.
(“Spectrum”) since 2017
131 None

26
FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
President-Principal Funds, PGI since 2019
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, Principal Funds, PFSI, and PLIC (2019-
2020)
Director, Post since 2020
Director, PREI since 2020
Chair and Executive Vice President, Principal
Shareholder Services, Inc. (“PSS’) since 2019
Director, Spectrum since 2021
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PGI
since 2016
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PLIC
since 2013
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting, PLIC since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Deanna Y. Pellack
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Counsel, PLIC since 2022
Vice President, The Northern Trust Company (2019-
2022)
Second Vice President, The Northern Trust
Company (2014-2019)
Secretary, Advisers Investment Trust (2021-2022)
Assistant Secretary, Advisers Investment Trust
(2018-2021)

27
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller (2016-2021)
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer - Funds (2018)
Deputy Chief Compliance Officer - Funds (2015-
2018)
Chief Compliance Officer – Funds, PGI since 2018
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President, PSS since 2015
Michael Scholten
Chief Financial Officer
Des Moines, IA 50392
1979
Chief Financial Officer – PFD since 2016
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Adam U. Shaikh
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury, PGI since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007

28
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund
Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund
Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to
1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The
Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2015-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, Associate General Counsel and
Assistant Secretary, PGI since 2021
Vice President, Associate General Counsel, and
Secretary,
PGI (2020-2021)
PSI since 2021
PSS since 2021
Vice President, Associate General Counsel,
Governance Officer and Secretary,
PREI since 2020
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary,
PGI (2018-2020)
PFSI since 2015
PLIC since 2015
PREI (2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary,
PFD since 2019
PSI (2019-2021)
PSS (2019-2021)
RobustWealth, Inc. since 2019
Secretary,
Post (2020-2021)
Spectrum (2020-2021)
Assistant Secretary,
Post since 2021
Spectrum since 2021
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

29
be found at https://www.principalglobal.com/documentdownload/160950. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act;
and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an
Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The
Committee meets with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses dated December 31, 2021 (and as supplemented) and the Statement of Additional Information dated December 31, 2021 and restated September 22, 2022 (and as supplemented). These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.principalam.com/prospectuses.

30
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.
gov and www.Principalam.com.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Funds, Inc. (the “Board”) met on March 15, 2022 to review the liquidity risk management program (the
“Program”) applicable to all series of the Principal Funds, Inc., (each, a “Fund”), pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).  At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk Management Committee (the “Committee”),
addressed the operation, adequacy and effectiveness of the Program, the operation of each Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report that the Program is operating as intended and is effective in implementing the requirements of the
Liquidity Rule.

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2022 (unaudited)
31
Dividends Received Deduction (“DRD”). For corporate shareholders, the fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2021:
Qualified Dividend Income (“QDI”). Certain dividends paid by the fund may be subject to a maximum tax rate of 20%. The fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2021:
Section 163(j) Interest Dividends. The fund below intends to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b).The fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 163(j) eligible for the calendar year ended December 31, 2021:
In early 2022, if applicable, shareholders of record received the above information on QDI, Foreign Tax Credit, and Section 199A for the
distribution paid to them by the fund during the calendar year 2021 via Form 1099.
The fund will notify shareholders in early 2023 of amounts paid to them by the fund, including QDI and Foreign Tax Credit, if any, during the calendar year 2022.
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
DRD
Capital Securities Fund 35.18%
QDI
Capital Securities Fund 66.68%
163(j)
Interest
Dividends
Capital Securities Fund 33.37%

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2022 Principal Financial Services, Inc. | FV903-08 | 10/2022 | 2347716

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

August 31, 2021 – $481,084
August 31, 2022 – $518,214

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

August 31, 2021 - $0
August 31, 2022 - $0

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

August 31, 2021 - $155,580
August 31, 2022 - $132,411

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor.  This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Board of Trustees of Principal Exchange-Traded Funds and Principal Diversified Select Real Asset Fund (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.         The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds.  For the purposes of this policy, Prohibited Services are:

•

Services that are subject to audit procedure during a financial statement audit;
•

Services where the auditor would act on behalf of management;
•

Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial information systems design and implementation;
•

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•

Actuarial services;
•

Internal audit functions or human resources;
•

Broker or dealer, investment advisor, or investment banking services;
•

Legal services and expert services unrelated to the audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.         (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service.  The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting.  The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence.  The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.         The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds.  Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.         Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB.  The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor.  In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.         The Committee shall ensure that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period.  All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.

Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee.  Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC.  Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.

For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on March 10, 2020).

(End of policy)

(e) (2) Pre-Approval Waivers.
There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

August 31, 2021 - $155,580
August 31, 2022 - $132,411

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are Leroy Barnes, Victor Hymes, Elizabeth Nickels, and Meg VanDeWeghe.

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as
Exhibit 99.CODE ETH
.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

               Kamal Bhatia, President and CEO

Date	10/07/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

              Kamal Bhatia, President and CEO

Date	10/07/2022

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer

Date	10/07/2022